Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

July 16, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 9 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on July 16, 2015
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 9	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 129	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On July 31, 2015 pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

July 31, 2015

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under Your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation We pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated July 31, 2015 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment  options  invest in the following series funds or trusts:

S

• The Alger Portfolios	• Janus Aspen Series
• AB Variable Products Series Fund, Inc.	• Lazard Retirement Series, Inc.
• ALPS Variable Investment Trust	• Legg Mason Partners Variable Equity Trust
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Income Trust
• American Funds Insurance Series®	• Lord Abbett Series Fund, Inc.
• BlackRock Variable Series Funds, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Products, Inc.	• MFS Variable Insurance Trust II
• Calvert Variable Series, Inc.	• Northern Lights Variable Trust
• Columbia Funds Variable Insurance Trust	• Oppenheimer Variable Account Funds
• Columbia Funds Variable Series Trust II	• PIMCO Variable Insurance Trust
• Deutsche Variable Insurance Portfolios	• Pioneer Variable Contracts Trust
• Eaton Vance Variable Trust	• The Prudential Series Funds
• Fidelity® Variable Insurance Products	• Royce Capital Fund
• First Investors Life Series Funds	• T. Rowe Price
• Franklin Templeton Variable Insurance Products Trust	• Transparent Value Trust
• Guggenheim Variable Insurance Funds	• Van Eck VIP Trust
• Ivy Funds Variable Insurance Portfolios

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate  Account  investment options (the “subaccounts”) currently available under Your Contract are:

1. Alger Capital Appreciation Portfolio Class S	40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2
2. AB VPS Dynamic Asset Allocation Portfolio B	41. Deutsche Alternative Asset Allocation VIP-B
3. AB VPS Real Estate Investment Portfolio B	42. Deutsche Equity 500 Index VIP-B
4. AB VPS Small/Mid Cap Value Portfolio B	43. Deutsche Global Small Cap VIP-B
5. ALPS | Alerian Energy Infrastructure Portfolio Class III	44. Deutsche Small Cap Index VIP-B
6. ALPS | Red Rocks Listed Private Equity Class III	45. Deutsche Small Mid Cap Value VIP-B
7. American Century VP Inflation Protection Fund II	46. Eaton Vance VT Bond Fund Initial Class
8. American Century VP Mid Cap Value Fund II	47. Eaton Vance VT Floating-Rate Income Fund
9. American Century VP Ultra Fund II	48. Eaton Vance VT Large-Cap Value Fund
10. American Century VP Value Fund II	49. Fidelity® VIP Contrafund® Portfolio Service Class 2
11. American Funds IS Asset Allocation FundSM Class 4	50. Fidelity® VIP Emerging Markets Portfolio Service Class 2
12. American Funds IS Blue Chip Income and Growth FundSM Class 4	51. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
13. American Funds IS Capital Income BuilderSM Class 4	52. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
14. American Funds IS Cash Management FundSM Class 4	53. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund SM Class 4	54. Fidelity® VIP High Income Portfolio Service Class 2
16. American Funds IS Global Growth FundSM Class 4	55. Fidelity® VIP Mid Cap Portfolio Service Class 2
17. American Funds IS Global Small Capitalization FundSM Class 4	56. Fidelity® VIP Overseas Portfolio Service Class 2
18. American Funds IS Growth FundSM Class 4	57. Fidelity® VIP Real Estate Portfolio Service Class 2
19. American Funds IS Growth-Income FundSM Class 4	58. Fidelity® VIP Strategic Income Portfolio Service Class 2
20. American Funds IS International FundSM Class 4	59. Fidelity® VIP Value Strategies Portfolio Service Class 2
21. American Funds IS International Growth and Income FundSM Class 4	60. First Investors Life Series International Fund
22. American Funds IS New World Fund® Class 4	61. First Investors Life Series Opportunity Fund
23. American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	62. First Investors Life Series Total Return Fund
24. BlackRock Basic Value V.I. Fund Class III	63. Franklin Income VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	67. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
30. BlackRock iShares® Equity Appreciation V.I. Fund Class III	69. Guggenheim VIF Multi-Hedge Strategies Fund
31. BlackRock Large Cap Growth V.I. Fund Class III	70. Guggenheim VIF Small Cap Value Fund Series Q
32. Calvert VP SRI Mid Cap Growth Portfolio	71. Ivy Funds VIP Asset Strategy
33. ClearBridge Variable Aggressive Growth Class II	72. Ivy Funds VIP Balanced
34. ClearBridge Variable Dividend Strategy Portfolio Class II	73. Ivy Funds VIP Dividend Opportunities
35. ClearBridge Variable Mid Cap Core Portfolio Class II	74. Ivy Funds VIP Energy
36. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Ivy Funds VIP Global Bond
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Ivy Funds VIP Global Growth
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Ivy Funds VIP Global Natural Resources
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy Funds VIP Growth

Separate Account investment options continued on next page.

79. Ivy Funds VIP High Income	114.Oppenheimer Main Street Small Cap Fund/VA Service Class
80. Ivy Funds VIP International Core Equity	115.PIMCO All Asset Portfolio Advisor Class
81. Ivy Funds VIP Mid Cap Growth	116.PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
82. Ivy Funds VIP Science and Technology	117.PIMCO Emerging Markets Bond Portfolio Advisor Class
83. Ivy Funds VIP Small Cap Growth	118.PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class
84. Ivy Funds VIP Small Cap Value	119.PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
85. Janus Aspen Balanced Portfolio Service Shares	120.PIMCO High Yield Portfolio Advisor Class
86. Janus Aspen Enterprise Portfolio Service Shares	121.PIMCO Low Duration Portfolio Advisor Class
87. Janus Aspen Flexible Bond Portfolio Service Shares	122.PIMCO Real Return Portfolio Advisor Class
88. Janus Aspen Global Research Portfolio Service Shares	123.PIMCO Short-Term Portfolio Advisor Class
89. Janus Aspen Global Technology Portfolio Service Shares	124.PIMCO Total Return Portfolio Advisor Class
90. Janus Aspen Global Unconstrained Bond Portfolio Service Shares	125.PIMCO VIT Unconstrained Bond Portfolio Advisor Class
91. Janus Aspen Janus Portfolio Service Shares	126.Pioneer Bond VCT Portfolio Class II
92. Janus Aspen Overseas Portfolio Service Shares	127.Pioneer Equity Income VCT Portfolio Class II
93. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	128.Pioneer Fund VCT Portfolio Class II
94. Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	129.Pioneer High Yield VCT Portfolio Class II
95. Lazard Retirement International Equity Portfolio Service Shares	130.Pioneer Strategic Income VCT Portfolio Class II
96. Lord Abbett Series Fund Bond Debenture Portfolio VC	131.Power Income VIT Fund Class 2
97. Lord Abbett Series Fund Developing Growth Portfolio VC	132.Prudential Series Fund Natural Resources Portfolio Class II
98. Lord Abbett Series Fund Fundamental Equity Portfolio VC	133.Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
99. Lord Abbett Series Fund Short Duration Income Portfolio VC	134.QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
100.MFS VIT II Blended Research Core Equity Service Class	135.Royce Capital Fund - Micro-Cap Portfolio Service Class
101.MFS VIT II Corporate Bond Portfolio Service Class	136.Royce Capital Fund - Small-Cap Portfolio Service Class
102.MFS VIT II Emerging Markets Equity Portfolio Service Class	137.Rydex VIF Biotechnology Fund
103.MFS VIT II Global Tactical Allocation Portfolio Service Class	138.Rydex VIF S&P 500 Pure Growth Fund
104.MFS VIT II International Value Portfolio Service Class	139.Rydex VIF S&P MidCap 400 Pure Growth Fund
105.MFS VIT II Technology Portfolio Service Class	140.T. Rowe Price Blue Chip Growth Portfolio-II
106.MFS VIT New Discovery Series Service Class	141.T. Rowe Price Health Sciences Portfolio-II
107.MFS VIT Utilities Series Service Class	142.Templeton Developing Markets VIP Fund Class 2
108.Oppenheimer Core Bond Fund/VA Service Class	143.Templeton Foreign VIP Fund Class 2
109.Oppenheimer Discovery Mid Cap Growth/VA Service Class	144.Templeton Global Bond VIP Fund Class 2
110.Oppenheimer Global Fund/VA Service Class	145.Transparent Value Directional Allocation VI Portfolio Class II
111.Oppenheimer Global Multi-Alternatives Fund/VA Service Class	146.Van Eck VIP Global Hard Assets Fund S
112.Oppenheimer International Growth Fund/VA Service Class	147.Western Asset Variable Core Bond Plus Portfolio Class II
113.Oppenheimer Main Street Fund/VA Service Class	148.Western Asset Variable Global High Yield Bond Portfolio Class II

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s  investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Same-Sex Spouses

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cyber-Security

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant  may not be changed during the annuitant’s  lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without the Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note:  Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner  if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  For more detailed information see “Administrative Procedures” on page 11.

Gross Premium means (1) if You do not elect the Optional Value Endorsement, Your premium payment(s) before any partial withdrawals; and (2) if You do  elect the Optional Value Endorsement, this means Your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and  Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if You do not elect the Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if You do  elect the Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and applicable surrender charges on a pro-rata basis and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity  date, the owner will be the payee.  The beneficiary  is the payee  of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Remaining Premium means if You elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if You do not elect the Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable; and (2) if You do  elect the Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable and any applicable surrender charge. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”)  and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 16 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 20 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s  investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization,  and in whatever amount You want, within certain limits and subject to Our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 44 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your Contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 22 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other Contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If You elect the Optional Value Endorsement, then You will be subject to a 6 year declining surrender charge for each premium payment, but in exchange We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when You elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when You first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s  age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 27.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information.  The amount You request (plus any surrender charge, if applicable) will be deducted from Your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization  that will continue as long as You live or for some other period You elect.  See “Free Withdrawal Amount” on page 28 for more information.

If You elect the Optional Value Endorsement, then We will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce Your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If You do not elect the Optional Value Endorsement and have only the base contract, then We will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 25.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 31, and “Electing an Annuity Payment Option” on page 36.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, signature guarantee (if applicable; see below), social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good  order  prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s  death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 26 for more information.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 7.0%
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

Periodic Charges Other Than Portfolio Expenses

The next two tables list the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without   the Optional Value Endorsement) and the second  table is for the Contract with  the Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional Value Endorsement	2.25%	1.15%

Note: Once issued, current periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 40.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2014 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.59%	6.47%
Range of total annual operating expenses after waivers and expense reimbursements	0.59%	2.55%

1The portfolio expenses used to prepare this table were provided to Us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2014. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, quarterly Contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2014).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.35% separate account annual expenses and $15 quarterly contract maintenance fee), and the highest level of portfolio expenses (without voluntary waiver of fees or expenses), without  the Optional Value Endorsement.

(1) If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$775	$2,259	$3,659	$6,823

(2) If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$775	$2,259	$3,659	$6,823

Example 2:The highest charges that can be imposed once the contract is issued (i.e., 1.15% separate account annual expenses and $15 quarterly contract maintenance fee); highest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,386	$2,658	$3,854	$6,715

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$756	$2,208	$3,584	$6,715

Example 3: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), without the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$201	$622	$1,068	$2,307

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$201	$622	$1,068	$2,307

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$811	$1,011	$1,235	$2,095

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$181	$561	$965	$2,095

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 57 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless  You elect the Optional Value Endorsement.  If You elect the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page  30.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 28.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation  value at  death, maturity or annuitization.  (See “State Premium Taxes” on page 29).

Optional Value Endorsement Fee Reduction

When You elect the Optional Value Endorsement, You will be subject to a 6-year declining surrender charge, but in exchange We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.20% (from 1.35% to 1.15%). We reserve the right to decrease this fee reduction; however the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated. See “Fees and Expenses” on page 12. This reduction will lower the total fees deducted from Your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 27.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if You elect the Optional Value Endorsement since that has a surrender charge).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of Contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 55. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  Contract owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50%  annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the Contracts,  and, in its role as an intermediary, the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums  or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.   The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% (1.15% when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment  option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of Contract owners  (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate  Account;

•         combine two or more investment  options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the American Funds IS Cash Management FundSM  investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment  option  will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment  option  in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment  option  of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums  are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your Contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation  period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation  period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation  value  (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this Contract (that person will generally earn a commission if You buy this Contract through an exchange or otherwise). If You purchase the Contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits and subject to Our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value  or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 25).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation  period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment  option  if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation  period.  If We receive Your completed transfer request in good order after the close of a valuation  period, We will process the transfer request at the unit value determined at the close of the next valuation  period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s  address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Contract owner  trading information is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a Contract owner’s  transactions if the  fund company determines that the Contract owner  has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing Us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners  determined to be engaged in transfer activity that may adversely affect other Contract owners  or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if  You elect the Optional Value Endorsement. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation  value becoming less than $500, then the entire surrender  value  must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive written notification from You to terminate this authorization. If the Contract has joint owners, both owners  are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation  period, We will process the surrender request at the unit value determined at the close of the next valuation  period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 11. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 31.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your Contract for details on systematic withdrawal options and when each begins.

If You have elected the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against each premium payment withdrawn (in excess of the free withdrawal amount) in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 28 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation  period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums  can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract  anniversary  of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners  to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s  death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If Your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s  portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary  has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries  then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner  is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary  of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary  or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary  steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update Your beneficiary  designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

Optional Value Endorsement

If You elect the Optional Value Endorsement on Your application, You elect to add a 6 year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 6 year declining surrender charge for each premium payment, We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page 12.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

You can only elect this endorsement when You purchase the Contract, (on Your application). Once the endorsement is elected You cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s  age).

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if You elect the Optional Value Endorsement You may withdraw up to 10% of Your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 31.

Please note: Contract owners who have the base contract only (without  the Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 31.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice We do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22e-3 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable Contract Owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from Your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that We incur which may be attributable to such Separate  Account  or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If You elect the Optional Value Endorsement,  We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.20% (from 1.35% per year to 1.15.%) in exchange for a 6-year declining surrender charge. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page  12. This reduction will lower the total fees deducted from Your total separate account annual expenses. For more detailed information see “Optional Value Endorsement” on page 27.

Surrender Charges for the Optional Value Endorsement

If You elect the Optional Value Endorsement, We will deduct applicable surrender charge from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses Us for the selling and distributing costs of this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, We do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, We assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if Your accumulation value is less than Your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help You better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is give in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s  income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant   has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the Contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Same-Sex Spouses

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that the federal government must recognize same-sex marriages that are lawful under state law, and the Court has also held that states must license same-sex marriages and recognize same-sex marriages lawfully performed out-of-state.  Therefore, same-sex marriages will be recognized in the same manner that opposite-sex marriages are recognized for purposes of federal tax law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s  country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner  is a non-natural person) or an owner.  Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner  at the time of such transfer, will trigger taxable income on the gain  in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s  income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and those of Your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s  115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s  advanced age could have tax consequences so You should consult a tax adviser.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.      convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation  value  (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants  will be greater than for younger annuitants  because payments to older annuitants  are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation  value  (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.      Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.      Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.      Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees  die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our Contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our Contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective Contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of Our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any portfolio shares that We alone are entitled to vote in the same proportions that Contract owners  vote. The effect of this proportional voting is that a small number of Contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the portfolio in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment  option  by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any portfolio action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation  value, surrender  value, and the death  benefit  as of the end of the calendar  quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation  value  since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies. You must notify Us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, You shall be deemed to have accepted the reported transaction(s) and relieved Us of any related claim or liability.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and  Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s  lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

In addition, pursuant to SEC rules, if the American Funds IS Cash Management FundSM or the Fidelity VIP Money Market portfolio or any other portfolio suspends payment of redemption proceeds, then We will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding  investment option until the suspension of redemptions is lifted or the portfolio is liquidated, as applicable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment  option  is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.00% with the Optional Value Endorsement elected. If  You do not elect the Optional Value Endorsement We will pay 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation  value. Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment  options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cyber-Security

Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, so that Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Cyber-attacks affecting Us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Us and Your accumulation value.  For instance, cyber-attacks may interfere with Our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios, impact Our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber-security risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying Your Contract to lose value.   There can be no assurance that We or the underlying portfolios or Our service providers will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  You should consult with Your registered representative to determine which combination of investment choices are appropriate for You.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Real Estate Investment Portfolio B	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth FundSM Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Cash Management FundSM Class 4	Seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.	Capital Research and Management CompanySM
American Funds IS Capital Income BuilderSM Class 4

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on US stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Mid Cap Growth Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Investment Management, Inc.; New Amsterdam Partners LLC serves as sub-adviser
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Investment Management, Inc.; Ameritas Investment Partners, Inc. serves as sub-adviser
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Deutsche Variable Insurance Portfolios
Deutsche Alternative Asset Allocation VIP-B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.
Deutsche Global Small Cap VIP-B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Large Cap Value[4] VIP-B	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.
Deutsche Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Bond Fund Initial Class	Seeks total return.	Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	FMR Co., Inc. (FMRC); and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Company
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Energy	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Value	Seeks to provide capital appreciation.	Waddell & Reed Investment Management Company
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Unconstrained Bond Portfolio Service Shares	Seeks to maximize total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC, serves as sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II (Formerly ClearBridge Variable Equity Income Portfolio)	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC, serves as sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Mid Cap Core Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC, serves as sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC, serves as sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Variable Core Bond Plus Portfolio Class II	Seeks to maximize total return, consistent with prudent investment management and liquidity needs.	Legg Mason Partners Fund Advisor, LLC; Western Asset Management Company and Western Asset Management Company Limited, serve as sub-advisers
Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC; Western Asset Management Company and Western Asset Management Company Limited, serve as sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC; QS Legg Mason Global Asset Allocation, LLC, Western Asset Management Company, serve as sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Utilities Series Service Class	Seeks total return.	MFS® Investment Management
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Corporate Bond Portfolio Service Class (Formerly MFS VIT II Bond Portfolio Service Class)	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	MFS® Investment Management
MFS International Value Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Technology Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Oppenheimer Variable Account Funds
Oppenheimer Core Bond Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Multi-Alternatives Fund/VA Service Class (Formerly Oppenheimer Diversified Alternatives Fund)	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)[4] Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	Prudential Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Transparent Value Trust
Transparent Value Directional Allocation VI Portfolio Class II	Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM.	Guggenheim Partners Investment Management, LLC; Transparent Value Advisors, LLC serves as the sub-adviser (an affiliate of the Company)
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If You have money invested in this Investment Option as of the close of business on Monday, December 31, 2012, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, April 30, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, July 31, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If You have money invested in this Investment Option as of the close of business on Friday, July 31, 2015, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

The portfolios may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 21).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners  arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund companies may take appropriate action to protect Your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with Our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, We also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that We consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the Contracts, and, in Our role as an intermediary to the portfolios.  We may profit from these payments.

You are responsible for choosing the investment  options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the portfolios that are available to You, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your Contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California,  the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do  direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if You elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of Our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, Our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s  death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract.

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.22	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$12.33	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$12.30	$12.33	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.21	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$11.74	$12.32	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Growth Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated July 31, 2015, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  July 31, 2015

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market Fund and the American Funds IS Cash Management FundSM investment options’  (called “the money market investment options” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment options or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment options of the Separate Account will be lower than the yield for the respective money market investment options or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment options for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment options normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment options’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment options or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment options or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment options) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =      a hypothetical initial payment of $1,000

                   T =     average annual total return

                   n =      number of years

      ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR =  the cumulative total return net of investment option recurring charges for the period.

ERV =  ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principaloffice is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2012	$195,488.37
2013	$1,449,778.49
2014	$2,371,569.80

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2014, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2014 and 2013
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

---------------------------------------------------------------------------------------------------

Report of Independent Auditors                                                                    1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2014 and 2013                                 3

     Consolidated Statements of Income for the years ended
       December 31, 2014, 2013, and 2012                                                          4

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2014, 2013, and 2012                                                          5

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2014, 2013, and 2012                                                          6

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2014, 2013, and 2012                                                          7

     Notes to Consolidated Financial Statements                                                   9
                          Independent Auditor's Report

To the Board of Directors and Shareholder of Midland National Life Insurance
Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Midland
National Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2014.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National
Life Insurance Company and its subsidiaries at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

/s/ Pricewaterhousecoopers LLP

March 27, 2015

PricewaterhouseCoopersLLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309
T: (515) 246 3800, F: (515) 246 3811, www.pwc.com/us
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2014 and 2013
(Amounts in Thousands, except share amounts)
-----------------------------------------------------------------------------------------------------------------

                                                                                 2014                2013
                                                                           ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                        $  35,004,141       $  31,918,396
    Equity securities, available-for-sale, at fair value                             629,968             458,537
    Mortgage loans                                                                 2,946,469           1,947,951
    Policy loans                                                                     362,181             354,022
    Short-term investments                                                           681,352             153,647
    Derivative instruments                                                           607,805             619,286
    Other invested assets                                                            977,601             848,632
                                                                           ------------------  ------------------
       Total investments                                                          41,209,517          36,300,471

Cash                                                                                 369,820             480,054
Accrued investment income                                                            298,459             287,076
Deferred policy acquisition costs                                                  1,566,861           1,481,675
Deferred sales inducements                                                           460,588             451,876
Present value of future profits of acquired businesses                                14,907              14,459
Other receivables, other assets and property, plant and equipment                    346,951             245,514
Reinsurance receivables                                                            1,849,174           1,793,130
Separate account assets                                                            1,279,865           1,126,513
                                                                           ------------------  ------------------
       Total assets                                                            $  47,396,142       $  42,180,768
                                                                           ==================  ==================

LIABILITIES
Policyholder account balances                                                  $  33,608,754       $  31,227,329
Policy benefit reserves                                                            1,496,443           1,293,352
Policy claims and benefits payable                                                   222,690             155,760
Notes payable                                                                        383,440             142,000
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                         4,049,716           3,467,680
Derivative instruments                                                                 2,485              14,488
Deferred income tax                                                                  896,685             471,794
Other liabilities                                                                    886,604             788,447
Separate account liabilities                                                       1,279,865           1,126,513
                                                                           ------------------  ------------------
       Total liabilities                                                          42,826,682          38,687,363
                                                                           ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                               2,549               2,549
Additional paid-in capital                                                           476,573             449,179
Retained earnings                                                                  2,737,239           2,512,128
Accumulated other comprehensive income                                             1,351,554             529,549
                                                                           ------------------  ------------------
    Total Midland National Life stockholder's equity                               4,567,915           3,493,405
Noncontrolling interest                                                                1,545                   -
                                                                           ------------------  ------------------
       Total stockholder's equity                                                  4,569,460           3,493,405
                                                                           ------------------  ------------------
          Total liabilities and stockholder's equity                           $  47,396,142       $  42,180,768
                                                                           ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 and 2012
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------

                                                                      2014                2013                2012
                                                                 ---------------  ------------------  ------------------

REVENUES
Premiums                                                           $    232,994        $    221,462        $    201,993
Charges on interest sensitive and investment-type products              423,206             394,221             379,115
Net investment income                                                 1,725,708           1,627,179           1,347,485
Net gains on derivatives and derivative instruments                     343,313             333,118              35,472
Net realized investment gains                                           237,092             134,180              51,437

Other-than-temporary impairment losses                                  (53,031)            (21,132)            (19,319)
Non-credit portion in other comprehensive income                              -                   -               3,860
                                                                 ---------------  ------------------  ------------------
Net impairment loss recognized in earnings                              (53,031)            (21,132)            (15,459)

Other income                                                             18,722              17,939              26,905
                                                                 ---------------  ------------------  ------------------
       Total revenue                                                  2,928,004           2,706,967           2,026,948
                                                                 ---------------  ------------------  ------------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                    1,205,610           1,047,995             745,291
Benefits incurred                                                       519,672             423,172             349,217
Amortization of deferred sales inducements                               48,093              82,837              78,923
                                                                 ---------------  ------------------  ------------------
       Total benefits                                                 1,773,375           1,554,004           1,173,431

Operating and other expenses (net of commissions and other
    expenses deferred)                                                  206,285             220,856             175,625
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses               75,700             189,200             202,443
                                                                 ---------------  ------------------  ------------------
    Total benefits and expenses                                       2,055,360           1,964,060           1,551,499
                                                                 ---------------  ------------------  ------------------

    Income before income taxes                                          872,644             742,907             475,449

Income tax provision                                                    281,049             232,489             137,509
                                                                 ---------------  ------------------  ------------------
       Net income                                                       591,595             510,418             337,940
                                                                 ---------------  ------------------  ------------------

       Plus: Net loss attributable to noncontrolling interests            2,768                   -                   -
                                                                 ---------------  ------------------  ------------------

Net income attributable to Midland National Life                      $ 594,363           $ 510,418           $ 337,940
                                                                 ===============  ==================  ==================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 and 2012
(Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  2014               2013                2012
                                                                            -----------------  ------------------  -----------------

    Net income                                                                  $    591,595        $    510,418       $    337,940
                                                                            -----------------  ------------------  -----------------
    Other comprehensive income (loss):
       Net unrealized gain (loss) on available-for-sale
          investments, non-credit portion of OTTI, and certain
          interest rate swaps                                                        818,529            (952,559)           698,594
       Change in pension liability                                                     8,679               5,166                505
       Change in post-retirement liability                                            (5,203)             10,491              1,589
                                                                            -----------------  ------------------  -----------------
              Total other comprehensive income (loss)                                822,005            (936,902)           700,688
                                                                            -----------------  ------------------  -----------------
    Comprehensive income (loss)                                                    1,413,600            (426,484)         1,038,628
    Plus: Comprehensive loss attributable to noncontrolling interest                   2,768                   -                  -
                                                                            -----------------  ------------------  -----------------
       Comprehensive income (loss) attributable to Midland National Life         $ 1,416,368          $ (426,484)       $ 1,038,628
                                                                            =================  ==================  =================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 and 2012
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                           Midland National Life Insurance Co. Stockholder's Equity
                                                          ---------------------------------------------------------

                                                                              Additional
                                                             Common             Paid-in            Retained
                                                              Stock             Capital            Earnings
                                                          --------------    ----------------    ----------------
Balance, December 31, 2011                                      $ 2,549           $ 378,092         $ 1,861,734
Total comprehensive income                                            -                   -             337,940
Capital contribution                                                  -              10,507                   -
Employee stock ownership plan                                         -              18,680                   -
Dividends paid on common stock                                        -                   -             (75,523)
                                                          --------------    ----------------    ----------------
Balance, December 31, 2012                                        2,549             407,279           2,124,151
Total comprehensive income (loss)                                     -                   -             510,418
Capital contribution                                                  -              21,830                   -
Employee stock ownership plan                                         -              20,070                   -
Dividends paid on common stock                                        -                   -            (122,441)
                                                          --------------    ----------------    ----------------
Balance, December 31, 2013                                        2,549             449,179           2,512,128
Total comprehensive income (loss)                                     -                   -             594,363
Capital contribution                                                  -               6,005                   -
Employee stock ownership plan                                         -              21,389                   -
Equity transaction with noncontrolling interest                       -                   -                   -
Dividends paid on common stock                                        -                   -            (369,252)
                                                          --------------    ----------------    ----------------
Balance, December 31, 2014                                      $ 2,549           $ 476,573         $ 2,737,239
                                                          ==============    ================    ================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 and 2012 (continued)
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                 Midland National Life Insurance Co. Stockholder's Equity
                                                          -------------------------------------------------------------------
                                                              Accumulated
                                                                 Other                   Non-                    Total
                                                             Comprehensive            Controlling            Stockholder's
                                                                 Income                Interest                 Equity
                                                          ---------------------    ------------------     --------------------
Balance, December 31, 2011                                           $ 765,763                   $ -              $ 3,008,138
Total comprehensive income                                             700,688                     -                1,038,628
Capital contribution                                                         -                     -                   10,507
Employee stock ownership plan                                                -                     -                   18,680
Dividends paid on common stock                                               -                     -                  (75,523)
                                                          ---------------------    ------------------     --------------------
Balance, December 31, 2012                                           1,466,451                     -                4,000,430
Total comprehensive income (loss)                                     (936,902)                    -                 (426,484)
Capital contribution                                                         -                     -                   21,830
Employee stock ownership plan                                                -                     -                   20,070
Dividends paid on common stock                                               -                     -                 (122,441)
                                                          ---------------------    ------------------     --------------------
Balance, December 31, 2013                                             529,549                     -                3,493,405
Total comprehensive income (loss)                                      822,005                     -                1,416,368
Capital contribution                                                         -                     -                    6,005
Employee stock ownership plan                                                -                     -                   21,389
Equity transaction with noncontrolling interest                              -                 1,545                    1,545
Dividends paid on common stock                                               -                     -                 (369,252)
                                                          ---------------------    ------------------     --------------------
Balance, December 31, 2014                                         $ 1,351,554               $ 1,545              $ 4,569,460
                                                          =====================    ==================     ====================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2014, 2013, and 2011
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                      2014               2013                2012
                                                                -----------------  -----------------   -----------------

OPERATING ACTIVITIES
Net income                                                          $    591,595       $    510,418        $    337,940
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                         123,793            272,037             281,366
    Net amortization of premiums and discounts
        on investments                                                  (145,652)          (150,893)           (129,810)
    Amortization of index options                                        199,025            159,644             246,893
    Employee stock ownership plan                                         21,389             20,070              18,680
    Policy acquisition costs deferred                                   (279,766)          (295,664)           (268,516)
    Sales inducements deferred                                          (115,144)          (111,657)            (88,791)
    Net realized investment (gains) and net
        impairment losses recognized in earnings                        (184,061)          (113,048)            (35,978)
    Net (gains) losses on derivatives and derivative
        instruments                                                     (343,313)          (333,118)            (35,472)
    Provision (benefit) for deferred income taxes                        (17,727)           199,847              86,702
    Net interest credited and product charges on
        interest sensitive and investment-type products                1,202,534            987,532             610,673
    Changes in other assets and liabilities
       Net receivables                                                   (99,442)          (145,935)            (34,884)
       Net payables                                                       77,252             61,883               8,793
       Policy benefits and reserves                                      281,392            311,366              84,030
       Other, net                                                       (144,591)           (45,794)            (70,485)
                                                                -----------------  -----------------   -----------------
        Net cash provided by operating activities                    $ 1,167,284        $ 1,326,688         $ 1,011,141
                                                                -----------------  -----------------   -----------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                               $   5,975,089      $   4,649,637       $   4,592,800
    Equity securities                                                      8,194             50,228             121,001
    Mortgage loans                                                       219,765             29,890              78,968
    Other invested assets                                                 57,586            123,768             210,817
Cost of investments acquired
    Fixed maturities                                                  (7,293,375)        (7,836,402)         (6,166,191)
    Equity securities                                                   (156,526)          (114,302)            (86,211)
    Mortgage loans                                                    (1,217,892)          (870,861)           (698,344)
    Derivative instruments                                               (89,611)            56,462            (156,031)
    Other invested assets                                                (32,117)           (62,839)            (26,807)
Net change in policy loans                                                (8,159)            (4,618)             (8,673)
Net change in short-term investments                                    (527,705)           452,858            (315,435)
Net change in collateral on derivatives                                  (34,382)           157,147              55,105
Net change in amounts due to/from brokers                                 25,277             64,908              29,793
                                                                -----------------  -----------------   -----------------
    Net cash used in investing activities                             (3,073,856)        (3,304,124)         (2,369,208)
                                                                -----------------  -----------------   -----------------

FINANCING ACTIVITIES
Receipts from universal life and investment products                   3,370,222          3,817,909           3,315,548
Benefits paid on universal life and investment products               (2,072,809)        (1,938,507)         (2,186,141)
Net change in repurchase agreements and other borrowings                 616,419            355,954             299,068
Issuance of notes payable                                                241,440            142,000                   -
Capital contributions received                                             6,005             21,830              10,507
Capital contributions received from noncontrolling interest                4,313                  -                   -
Dividends paid on common stock                                          (369,252)          (112,699)            (75,523)
                                                                -----------------  -----------------   -----------------
    Net cash provided by financing activities                          1,796,338          2,286,487           1,363,459
                                                                -----------------  -----------------   -----------------

Net change in cash                                                      (110,234)           309,051               5,392

Cash at beginning of year                                                480,054            171,003             165,611
                                                                -----------------  -----------------   -----------------

Cash at end of year                                                 $    369,820       $    480,054        $    171,003
                                                                =================  =================   =================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
    Income taxes                                                    $    147,000        $    27,741         $    29,987
    Interest on other borrowings                                           5,245              4,278               2,002

    Non-cash investing and financing activities:
    Dividends paid by transfer of securities                           $       -        $     9,742           $       -

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland National is
        comprised of three wholly owned subsidiaries. MNL Reinsurance Company
        ("MNL Re") and Solberg Reinsurance Company ("Solberg Re") are captive reinsurance companies domiciled in Iowa. Midland National Services
        Corporation, LLC ("MNSC") is a Delaware Limited Liability Company
        created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Midland
        National offers individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance
        ("North American").

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Intercompany transactions have been eliminated in consolidation.

        The Company has a financial interest in several entities where it is required to determine whether the entity should be consolidated in the
        Company's financial statements. For each financial interest, the Company performs an analysis to determine whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE"). The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns.

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the
        VIE, or both. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the
        VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the
        VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the
        Company's consolidated financial statements. When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies
        (generally defined as owning a voting interest of 20% to 50%) and has an investment in common stock or in-substance common stock, the Company primarily accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        See Note 7 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the pre-determined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company generally limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the
        Company from the last interest payment period less any collateral posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed maturities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity and equity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For securities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of money market funds, direct reverse repurchase agreements and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors, interest rate caps, foreign currency forwards and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships and certain investments held by VIE's in situations where the Company has been determined to be the primary beneficiary. The Company measures the fair value of limited partnerships on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the Financial
        Accounting Standards Board ("FASB") for investment companies as of the reporting entity's measurement date. Investments held by consolidated
        VIE's are reported at the values of the unaudited financial statements provided by the manager of each applicable VIE.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Fair value for the embedded derivative related to a modified coinsurance treaty for multi-year guaranteed annuities is based on the difference between the fair value and the cost basis of the financial instruments applicable to the Company's funds withheld reinsurance agreements.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities for investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Notes payable

        Fair value for the SFG notes payable issued by the Company on December
        30, 2014, is equal to its issue price (par value) due to the issue date's proximity to December 31, 2014. The fair value of the Company's other notes payable is derived from a discounted cash flow model using current market rates applicable to the yield, credit quality and maturity of the notes.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of other borrowings which consists of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of comprehensive income.
        OCI is reported net of related adjustments to intangibles, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security.
        This adjustment is included in net investment income. Included in this category is approximately $171,193 and $187,438 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2014 and 2013, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2014 and
        2013, 94% and 79%, respectively of the Company's securities with sub-prime exposure were rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that generally do not exceed
        75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include fixed income securities, stated
        at amortized cost, acquired with less than one year to maturity, direct reverse repurchase agreements and money market funds.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate caps, foreign currency forwards, interest rate swaps and credit default swaps. Options, interest rate floors, interest rate caps, foreign currency forwards, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships and certain investments held by VIE's in situations where the Company has been determined to be the primary beneficiary. Limited partnerships are recorded on the cost or equity method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the
        Company's share of the entity's underlying equity reported in its balance sheet. In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $8,498 and $15,495 as of December 31, 2014 and 2013, respectively. Investments held by consolidated VIE's, which typically consist of equity investments, are reported at the values provided by the managers of each VIE.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. If the fair value of a fixed maturity security is less than its amortized cost basis at the balance sheet date, the
        Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an other-than-temporary impairment ("OTTI") has occurred, the amount of the impairment charged against earnings depends on whether the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated OCI.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2014, 2013 and 2012, the Company recorded $53,031, $21,132 and
        $15,459, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned and includes interest received and accrued, amortization of purchased premium and discounts on securities, proceeds from derivatives and equity earnings from limited partnerships. Net realized investment gains (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date.

        Change in Accounting Principle

        In 2014, the Company changed its accounting policy for recognizing certain rebates of investment management fees. Prior to 2014, these rebates were recognized in Net investment income of the Company.
        Beginning in 2014, the rebates will now be recorded at SFG, the
        Company's parent. This change in principle will better reflect net income at the parent company level where the investment decisions that result in the rebates are made. The Company retrospectively adopted this change in accounting principle as of January 1, 2014. The change in accounting principle is being treated as a reduction of net income coupled with a deemed contribution of capital from SFG to the Company in all periods retrospectively presented, therefore, there is no impact to net stockholders equity for the cumulative effect of the adoption as of
        January 1, 2012. The change in principle results in a decrease to net income (net of tax) in the 2013 and 2012 years presented of $12,088 and
        $8,392, respectively. The adoption results in an increase to additional paid-in-capital at 2013 and 2012 of $12,088 and $8,392, respectively.
        The following tables present the effect of the change on financial statement line items for prior periods that were retrospectively adjusted.

                                                                               December 31, 2013
                                               -----------------------------------------------------------------------------
                                                                                Change in
                                               As originally reported       Accounting Principle                As adjusted
                                               ----------------------      -----------------------      --------------------
Assets:
   Total assets                                      $    42,180,768                $          -             $   42,180,768

Liabilities:
   Total liabilities                                      38,687,363                           -                 38,687,363

Stockholder's Equity:
   Additional paid in capital                                404,815                     (44,364)                   449,179
   Retained Earnings                                       2,556,492                      44,364                  2,512,128
                                               ----------------------      ----------------------      ---------------------
   Total SFG stockholder's equity                          3,493,405                           -                  3,493,405

                                               ----------------------      ----------------------      ---------------------
   Total liab and stockholder's equity                  $ 42,180,768                         $ -               $ 42,180,768
                                               ======================      ======================      =====================

Revenues:
   Net investment income                             $     1,645,776              $       18,597             $    1,627,179
                                               ----------------------      ----------------------      ---------------------
   Total revenues                                          2,725,564                      18,597                  2,706,967

Benefits and expenses:
   Total benefits and expenses                             1,964,060                           -                  1,964,060

   Income before income taxes                                761,504                      18,597                    742,907
   Income tax provision                                      238,998                       6,509                    232,489
                                               ----------------------      ----------------------      ---------------------
   Net income                                              $ 522,506                    $ 12,088                  $ 510,418
                                               ======================      ======================      =====================

                                                                               December 31, 2012
                                               -----------------------------------------------------------------------------
                                                                                Change in
                                               As originally reported       Accounting Principle                As adjusted
                                               ----------------------      -----------------------      --------------------
Assets:
   Total assets                                      $    38,959,711                $          -             $   38,959,711

Liabilities:
   Total liabilities                                      34,959,281                           -                 34,959,281

Stockholder's Equity:
   Additional paid in capital                                375,003                     (32,276)                   407,279
   Retained Earnings                                       2,156,427                      32,276                  2,124,151
                                               ----------------------      ----------------------      ---------------------
   Total SFG stockholder's equity                          4,000,430                           -                  4,000,430

                                               ----------------------      ----------------------      ---------------------
   Total liab and stockholder's equity                  $ 38,959,711                         $ -               $ 38,959,711
                                               ======================      ======================      =====================

Revenues:
   Net investment income                             $     1,360,396              $       12,911             $    1,347,485
                                               ----------------------      ----------------------      ---------------------
   Total revenues                                          2,039,859                      12,911                  2,026,948

Benefits and expenses:
   Total benefits and expenses                             1,551,499                           -                  1,551,499

   Income before income taxes                                488,360                      12,911                    475,449
   Income tax provision                                      142,028                       4,519                    137,509
                                               ----------------------      ----------------------      ---------------------
   Net income                                              $ 346,332                     $ 8,392                  $ 337,940
                                               ======================      ======================      =====================

        See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters into interest rate and credit default swap agreements, interest rate floors, interest rate caps, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis. As of December 31, 2014, the Company had no derivatives that qualify as effective hedges. The Company also uses foreign currency forwards to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments.

        Derivative instruments are carried at fair value, with changes in derivative fair value related to non-hedge derivatives reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and fixed maturities containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Under guidelines implemented under the Dodd-Frank Wall Street Reform and
        Consumer Protection Act, the Company or its counterparties are required to post initial and variation margin collateral for certain swap derivatives entered into on or after June 10, 2013. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are related to the successful acquisition of new and renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future profits. The costs result directly from and are essential to the contract transaction and would not have been incurred by the Company had the contract transaction not occurred. Such costs include commissions, policy issuance, underwriting and medical inspection fees. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs. Sales inducements consist of premium bonuses and bonus interest on the Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholders'
        equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $546, $479, $399, $384, and $406 of the existing PVFP over the next five years. Recoverability of the
        PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of current or estimates of future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those reinsurers to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance for risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,496,443 and $1,293,352 at
        December 31, 2014 and 2013, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from 6.00% to 9.00% in 2014 and 2013.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $33,608,754 and
        $31,227,329 at December 31, 2014 and 2013, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawal charges for mortality and policy administrative expenses.
        Interest crediting rates ranged primarily from 0.75% to 6.45% in 2014 and 1.00% to 6.45% in 2013. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2014 and 2013, there were
        $2,677,167 and $2,260,749, respectively, of such agreements outstanding.
        The collateral for these agreements is reported in fixed maturities in the consolidated balance sheets.

        Income taxes

        Prior to 2014, the Company and its eligible subsidiaries filed a consolidated Federal income tax return with SEI and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes was that the Company computed the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company made payment to, or received payment from, SEI in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries.

        Effective January 1, 2014, SEI elected to be treated as an S Corporation and simultaneously elected to treat certain of its eligible subsidiaries as qualified subchapter S subsidiaries. As a result of these elections
        SFG will be treated as disregarded entity and included in SEI's Federal
        S Corporation income tax return. The Company will file a consolidated
        Federal income tax return with MNL Re and Solberg Re. The intercompany allocation agreement with SEI is no longer applicable effective January
        1, 2014 as a result of the S Corporation election; however, MNL's agreements with MNL Re and Solberg Re remain in effect.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes changes in pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

        Reclassifications

        Certain items in the 2013 financial statements have been reclassified to conform to the 2014 presentation. Current income tax was reclassified from Income taxes liabilities to Other liabilities in the amount of
        $14,380 for 2013.

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance became effective January 1, 2014 and was applied retrospectively for all comparative periods presented. Other than the additional disclosure, the adoption of the guidance did not have any impact on the consolidated financial statements.

        See Note 6 for further discussion of the Company's offsetting assets and liabilities.

        Comprehensive income update

        In February 2013, the FASB issued an update to improve the reporting of reclassifications out of accumulated OCI. The update does not change the current requirements for reporting net income or OCI in financial statements. The update requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For amounts not required under U.S. GAAP to be reclassified in their entirety in the same reporting period, an entity must cross-reference other disclosures required under U.S. GAAP that provide additional detail about these amounts. This guidance became effective beginning
        January 1, 2014. Other than the additional disclosure, the adoption of the guidance did not have any impact on the consolidated financial statements.

        Income taxes

        In July 2013, the FASB issued guidance regarding the disclosure presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.
        The guidance states that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, when settlement in that manner is available under the tax law. This guidance became effective beginning January 1, 2014. The adoption of the guidance did not have any impact on the consolidated financial statements.

        Recently issued authoritative guidance

        Consolidation

        In February 2015, the FASB issued an update to the consolidation guidance VIE. The updated guidance changes the evaluation process and criteria in determining whether an identified VIE is required to be consolidated in the Company's consolidated financial statements and disclosures. The new guidance will be effective beginning January 1,
        2017. The Company is currently assessing the impact of the new guidance on its consolidated financial statements.

        Repurchase Agreements

        In June 2014, the FASB issued guidance requiring enhanced disclosures regarding repurchase agreements, repurchase to maturity and securities lending transactions. The additional disclosures required include (1) a disaggregation of the gross obligation by the class of collateral pledged, (2) the remaining maturity of the repurchase agreements, (3) a discussion of potential risks associated with the agreements and collateral pledged. The new guidance is effective for the Company beginning January 1, 2015. Other than additional disclosures, the adoption of this guidance should not have any impact on the consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2014                       December 31, 2013
                                                  --------------------------------------  -----------------------------------
                                                    Carrying             Estimated           Carrying           Estimated
                                                     Value               Fair Value            Value           Fair Value
                                                  ----------------   -------------------  ----------------   ----------------
Financial assets:
    Available-for-sale:
    Fixed maturities                               $   35,004,141        $   35,004,141      $ 31,918,396       $ 31,918,396
    Equity securities                                     629,968               629,968           458,537            458,537
    Mortgage loans                                      2,946,469             2,920,819         1,947,951          1,921,909
    Short-term investments                                681,352               681,352           153,647            153,647
    Derivative instruments                                607,805               607,805           619,286            619,286
    Other invested assets                                 977,601               989,362           848,632            860,070
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                    357,738               357,738           189,416            189,416
    Separate account assets                             1,279,865             1,279,865         1,126,513          1,126,513

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                19,962,551            18,246,590        18,028,406         16,684,245
    Indexed life and annuity embedded
       derivatives                                        284,982               284,982           286,801            286,801
    Repurchase agreements, other borrowings
      and collateral on derivative instruments          4,049,716             4,049,716         3,467,680          3,467,680
    Notes payable                                         383,440               383,440           142,000            142,000
    Derivative instruments                                  2,485                 2,485            14,488             14,488

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2014 and 2013 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2014
                                                        -----------------------------------------------------------------------------
                                                         Quoted Prices
                                                           in Active          Significant
                                                          Markets for            Other            Significant
                                                           Identical           Observable         Unobservable
                                                          Instruments            Inputs              Inputs
                                                           (Level 1)           (Level 2)           (Level 3)             Total
                                                        -----------------   -----------------   -----------------  ------------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                                         $ -         $ 2,807,447                 $ -         $ 2,807,447
Municipal securities                                                   -           4,646,798               4,237           4,651,035
Corporate securities                                                   -          14,255,710             813,167          15,068,877
Residential mortgage-backed securities                                 -           3,187,126             122,039           3,309,165
Commercial mortgage-backed securities                                  -           1,656,970               8,415           1,665,385
Asset-backed securities                                                -           4,420,231           2,885,885           7,306,116
Other debt obligations                                                 -              13,086             183,030             196,116
                                                        -----------------   -----------------   -----------------  ------------------
Total fixed maturities                                                 -          30,987,368           4,016,773          35,004,141
Equity securities:
Financial services                                                41,893             295,891               7,661             345,445
Other                                                             98,519             184,373               1,631             284,523
                                                        -----------------   -----------------   -----------------  ------------------
Total equity securities                                          140,412             480,264               9,292             629,968
Derivative instruments:
Options                                                           28,400             207,304                   -             235,704
Interest rate swaps, credit default swaps,
interest rate floors, and interest rate caps                           -              72,451                   -              72,451
Foreign exchange derivatives                                           -               3,635                   -               3,635
Futures                                                                -             296,015                   -             296,015
                                                        -----------------   -----------------   -----------------  ------------------
Total derivative instruments                                      28,400             579,405                   -             607,805
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                         -                   -              57,721              57,721
Annuity funds withheld and modco                                       -                   -             300,017             300,017
                                                        -----------------   -----------------   -----------------  ------------------
Total reinsurance receivables                                          -                   -             357,738             357,738
Separate account assets                                        1,279,865                   -                   -           1,279,865

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                                -                   -             284,982             284,982
Derivative instruments:
Written options                                                        -               2,485                   -               2,485

                                                                                      December 31, 2013
                                                        -----------------------------------------------------------------------------
                                                         Quoted Prices
                                                           in Active          Significant
                                                          Markets for            Other            Significant
                                                           Identical           Observable         Unobservable
                                                          Instruments            Inputs              Inputs
                                                           (Level 1)           (Level 2)           (Level 3)             Total
                                                        -----------------   -----------------   -----------------  ------------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                                         $ -         $ 2,503,463                 $ -         $ 2,503,463
Municipal securities                                                   -           3,944,529              13,790           3,958,319
Corporate securities                                                   -          12,504,818             758,726          13,263,544
Residential mortgage-backed securities                                 -           3,697,868             183,210           3,881,078
Commercial mortgage-backed securities                                  -           1,550,336                 114           1,550,450
Asset-backed securities                                                -           3,487,183           3,064,504           6,551,687
Other debt obligations                                                 -              36,324             173,531             209,855
                                                        -----------------   -----------------   -----------------  ------------------
Total fixed maturities                                                 -          27,724,521           4,193,875          31,918,396
Equity securities:
Financial services                                                36,225             221,691               4,171             262,087
Other                                                              2,146             114,796              79,508             196,450
                                                        -----------------   -----------------   -----------------  ------------------
Total equity securities                                           38,371             336,487              83,679             458,537
Derivative instruments:
Options                                                                -             358,926                   -             358,926
Interest rate swaps, credit default swaps,
and interest rate floors                                               -              18,806                   -              18,806
Futures                                                          241,554                   -                   -             241,554
                                                        -----------------   -----------------   -----------------  ------------------
Total derivative instruments                                     241,554             377,732                   -             619,286
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                         -                   -              57,314              57,314
Annuity funds withheld and modco                                       -                   -             132,102             132,102
                                                        -----------------   -----------------   -----------------  ------------------
Total reinsurance receivables                                          -                   -             189,416             189,416
Separate account assets                                        1,126,513                   -                   -           1,126,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                                -                   -             286,801             286,801
Derivative instruments:
Interest rate swaps and credit default swaps                           -                 571                   -                 571

Approximately 11% and 13% of the total fixed maturities are included in the
Level 3 group at December 31, 2014 and 2013, respectively.

The following tables summarize certain financial instruments categorized as
Level 3 by valuation methodology as of December 31, 2014 and 2013:

                                                                             December 31, 2014
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                             Source            Internally            Total
                                                        -----------------   -----------------   -----------------

Fixed maturities:
Municipal securities                                           $       -             $ 4,237             $ 4,237
Corporate securities                                                   -             813,167             813,167
Residential mortgage-backed securities                                 -             122,039             122,039
Commercial mortgage-backed securities                                  -               8,415               8,415
Asset-backed securities                                                -           2,885,885           2,885,885
Other debt obligations                                                 -             183,030             183,030
                                                        -----------------   -----------------   -----------------
Total fixed maturities                                                 -           4,016,773           4,016,773

Equity securities:
Financial services                                                     -               7,661               7,661
Other                                                                  -               1,631               1,631
                                                        -----------------   -----------------   -----------------
Total equity securities                                                -               9,292               9,292

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                         -              57,721              57,721
Annuity funds withheld and modco                                       -             300,017             300,017
                                                        -----------------   -----------------   -----------------
Total reinsurance receivables                                          -             357,738             357,738

Policyholder account balances - indexed
life and annuity embedded derivatives                          $       -        $    284,982        $    284,982

                                                                             December 31, 2013
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                             Source            Internally            Total
                                                        -----------------   -----------------   -----------------

Fixed maturities:
Municipal securities                                           $       -         $    13,790         $    13,790
Corporate securities                                                   -             758,726             758,726
Residential mortgage-backed securities                                 -             183,210             183,210
Commercial mortgage-backed securities                                  -                 114                 114
Asset-backed securities                                                -           3,064,504           3,064,504
Other debt obligations                                                 -             173,531             173,531
                                                        -----------------   -----------------   -----------------
Total fixed maturities                                                 -           4,193,875           4,193,875
                                                                       -
Equity securities:
Financial services                                                                     4,171               4,171
Other                                                                  -              79,508              79,508
                                                        -----------------   -----------------   -----------------
Total equity securities                                                -              83,679              83,679
                                                                       -
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                                        57,314              57,314
Annuity funds withheld and modco                                       -             132,102             132,102
                                                        -----------------   -----------------   -----------------
Total reinsurance receivables                                          -             189,416             189,416
                                                                       -
Policyholder account balances - indexed
life and annuity embedded derivatives                          $       -        $    286,801        $    286,801

Included in the December 31, 2014 Level 3 fixed maturities are private asset-backed securities, categorized as asset-backed securities, with unique fair value considerations. The private asset-backed securities consist of forty-two securities with a par value of $2,033,282 and a fair value of
$1,994,082. These securities were structured by the Company's investment advisor
Guggenheim Partners Investment Management ("GPIM"), an affiliate, between 2006 and 2009. The market for these securities is very limited and, as a result, there is a lack of observable market inputs. These securities are supported by invested assets held in trusts. The invested assets typically consist of a zero coupon U.S. Government or Government Agency security that has a par value and maturity equal to the par value and maturity of the applicable asset-backed security. The interest obligation applicable to these securities is supported by the remaining assets held in the trust. As a note holder in these trusts, the
Company does not have access to detailed information about the underlying collateral in the trusts. As such, the Company makes certain assumptions regarding the underlying collateral in order to determine a fair value for these securities.

The Company has developed internal pricing models to determine the fair values of the private asset-backed securities. The internal models use cash flow projections with input assumptions consistent with market estimates for AA+/Aaa structured finance securities. The models assume limited liquidity and include conservative assumptions regarding the collateral underlying the interest obligations due to the Company's limited access to information on the collateral.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities

The following table summarizes significant internally priced Level 3 Assets and
Liabilities:

                                                                     December 31, 2014
                                                  ------------------------------------------------------
                                                      Fair Value            Valuation Techniques
                                                  -------------------  -------------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                               2,885,885    Discounted cash flow

     Corporate securities                                    813,167    Discounted cash flow

                                                                        Matrix model

                                                                        Recent trade

     Reinsurance receivables- embedded derivatives
     from reinsurance ceded:
     Annuity funds withheld and modco                        300,017    Total return swap

     Indexed annuity products ceded                           57,721    Discounted cash flow

Financial liabilities:
Policyholder account balances
     Indexed life and annuity embedded derivatives           284,982    Discounted cash flow

                                                                       December 31, 2014
                                                    -----------------------------------------------------------
                                                       Unobservable Input          Range (Weighted Average)
                                                    -------------------------   -------------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                             Spread over swaps           2.18% - 11.58% (3.81%)
                                                         Spread over LIBOR           2.50% - 3.89% (2.65%)
                                                         Discount rate               3.53% - 20% (8.40%)
                                                         Spread over treasury        2.84% - 2.84% (2.84%)

     Corporate securities                                Discount rate               1.60% - 4.85% (2.88%)
                                                         Spread over treasury        7.00% - 10.00% (8.95%)

                                                         EBITDA multiple             4.1 - 12.4 (9.73)

                                                         Recent trade price          99 - 99 (99)

     Reinsurance receivables- embedded derivatives
     from reinsurance ceded:
     Annuity funds withheld and modco                    Mortality                   1% - 9% (3%)
                                                         Surrender                   1% - 15% (7%)
                                                         Withdrawal                  0% - 6% (2%)
                                                         Credited rate               2% - 3% (3%)
                                                         Own credit                  1.24%

     Indexed annuity products ceded                      Lapse                    #  50%
                                                         Withdrawal               #  20%
                                                         Credit risk              #  1.24%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity embedded derivatives       Mortality                   0% - 20% (1%)
                                                         Lapse                       20% - 50% (48%)
                                                         Withdrawal                  0% - 20% (19%)
                                                         Credit risk                 1.24% - 1.31% (1.24%)

                                                                 December 31, 2013
                                                  ----------------------------------------------------
                                                      Fair Value            Valuation Techniques
                                                  -------------------  -------------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                             $ 3,064,504   Discounted cash flow

                                                                       Recent trade

                                                                       Cap at call or maturity price

     Corporate securities                                    758,726   Discounted cash flow

                                                                       Matrix model

                                                                       Recent trade

                                                                       Credit tenant loan model

     Reinsurance receivables- embedded derivatives
     from reinsurance ceded:
     Annuity funds withheld and modco                        132,102   Total return swap

     Indexed annuity products ceded                           57,314   Discounted cash flow

Financial liabilities:
Policyholder account balances
     Indexed life and annuity embedded derivatives           286,801   Discounted cash flow

                                                                       December 31, 2013
                                                  ----------------------------------------------------------------
                                                          Unobservable Input          Range (Weighted Average)
                                                  ------------------------------   -------------------------------

Financial assets:
Fixed maturities:
     Asset backed securities                           Spread over swaps           2.10% - 2.98% (2.24%)
                                                       Spread over LIBOR           1.84% - 15.12% (3.46%)
                                                       Discount Rate               2.7% - 5.32% (3.91%)
                                                       Vendor spread pricing       2.8% - 4.14% (3.05%)

                                                       Recent trade price          100 - 100 (100)

                                                       Call or maturity value      99.72 - 99.72 (99.72)

     Corporate securities                              Discount rate               3.27% - 22.75% (5.14%)
                                                       Vendor spread pricing       3.30% - 4.95% (3.73%)
                                                       Spread over swaps           2.38% - 2.38% (2.38%)
                                                       Spread over LIBOR           6.50% - 6.50% (6.50%)

                                                       EBITDA multiple             3.50 - 11.60 (7.40)
                                                       Spread over treasury        2.60% - 2.60% (2.60%)

                                                       Recent trade price          59 - 100 (95.98)

                                                       Spread over treasury        2.60% - 2.60% (2.60%)

     Reinsurance receivables- embedded derivatives
     from reinsurance ceded:
     Annuity funds withheld and modco                  Mortality                   1% - 8% (3%)
                                                       Surrender                   2% - 14% (7%)
                                                       Withdrawal                  0% - 4% (2%)
                                                       Credited rate               2% - 3% (3%)
                                                       Own credit                  1.59%

     Indexed annuity products ceded                    Lapse                       50%
                                                       Withdrawal                  20%
                                                       Credit risk                 1.59%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity embedded derivatives     Mortality                    0% - 20% (1%)
                                                       Lapse                       20% - 50% (49%)
                                                       Withdrawal                  0% - 20% (19%)
                                                       Credit risk                 1.59% - 1.72% (1.60%)

The tables above exclude certain securities for which the fair value was based on non-binding broker quotes where the Company could not reasonably obtain the quantitative unobservable inputs.

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2014 and 2013 are as follows:

                                                                                    December 31, 2014
                                                  ----------------------------------------------------------------------------------
                                                                          Realized and
                                                                    Unrealized Gains (Losses)
                                                                  ------------------------------
                                                    Beginning      Included in     Included in
                                                     Balance       Net Income          OCI           Purchases           Sales
                                                  --------------  --------------  --------------  -----------------  ---------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                  $  13,790         $     -       $   2,558           $      -         $      -
Corporate securities                                    758,726         (46,638)         35,093            411,804         (243,544)
Residential mortgage-backed securities                  183,210             828          11,375                  -          (36,919)
Commercial mortgage-backed securities                       114            (169)             56                  -                -
Asset-backed securities                               3,064,504         (12,930)         28,497            396,442         (399,979)
Other debt obligations                                  173,531             163           7,589                  -          (20,874)
                                                  --------------  --------------  --------------  -----------------  ---------------
Total fixed maturities                                4,193,875         (58,746)         85,168            808,246         (701,316)

Equity securities:
Financial services                                        4,171               -           3,490                  -                -
Other                                                    79,508          (5,577)        (72,300)                 -                -
                                                  --------------  --------------  --------------  -----------------  ---------------
Total equity securities                                  83,679          (5,577)        (68,810)                 -                -

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                           57,314           1,955               -                  -                -
Annuity funds withheld and modco                        132,102          86,201               -                  -                -
                                                  --------------  --------------  --------------  -----------------  ---------------
Total reinsurance receivables                           189,416          88,156               -                  -                -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)               286,801          22,612               -                  -                -

                                                                                    December 31, 2014
                                                  ----------------------------------------------------------------------------------

                                                                                    Transfers in
                                                                                   and/or out of       Ending
                                                     Issuances      Settlements     Level 3 (A)        Balance
                                                    -------------  --------------  ---------------  --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                      $    -         $     -       $  (12,111)        $ 4,237
Corporate securities                                           -               -         (102,274)        813,167
Residential mortgage-backed securities                         -               -          (36,455)        122,039
Commercial mortgage-backed securities                          -               -            8,414           8,415
Asset-backed securities                                        -               -         (190,649)      2,885,885
Other debt obligations                                         -               -           22,621         183,030
                                                    -------------  --------------  ---------------  --------------
Total fixed maturities                                         -               -         (310,454)      4,016,773

Equity securities:
Financial services                                             -               -                -           7,661
Other                                                          -               -                -           1,631
                                                    -------------  --------------  ---------------  --------------
Total equity securities                                        -               -                -           9,292

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                                 -          (1,548)               -          57,721
Annuity funds withheld and modco                               -          81,714                -         300,017
                                                    -------------  --------------  ---------------  --------------
Total reinsurance receivables                                  -          80,166                -         357,738

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                (28,742)          7,949                -         284,982

(A)     Included in the transfers in and/or out column above is $441,106 of securities priced using unobservable data at
        December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2014, and
        $130,656 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2014.

(B)     Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                                    December 31, 2013
                                                  ----------------------------------------------------------------------------------
                                                                          Realized and
                                                                    Unrealized Gains (Losses)
                                                                  ------------------------------
                                                    Beginning      Included in     Included in
                                                     Balance       Net Income          OCI           Purchases           Sales
                                                  --------------  --------------  --------------  -----------------  ---------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                    $     -         $     -         $     -           $      -         $      -
Corporate securities                                  1,164,919          12,330         (37,912)           482,546         (256,755)
Residential mortgage-backed securities                  169,626            (219)         (2,922)             9,050          (32,941)
Commercial mortgage-backed securities                       197             (27)            (56)                 -                -
Asset-backed securities                               2,658,846           1,047          (7,198)           553,681         (180,440)
Other debt obligations                                  141,828             101          (6,329)            46,385           (8,454)
                                                  --------------  --------------  --------------  -----------------  ---------------
Total fixed maturities                                4,135,416          13,232         (54,417)         1,091,662         (478,590)

Equity securities:
Financial survives                                       14,829           2,773            (962)                31          (12,500)
Other                                                    59,586           8,215          20,756              7,000          (16,049)
                                                  --------------  --------------  --------------  -----------------  ---------------
Total equity securities                                  74,415          10,988          19,794              7,031          (28,549)

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                           44,356          12,222               -                  -                -
Annuity funds withheld and modco                        174,549          56,961               -                  -                -
                                                  --------------  --------------  --------------  -----------------  ---------------
Total reinsurance receivables                           218,905          69,183               -                  -                -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)               181,550         (84,587)              -                  -                -

                                                                                   December 31, 2013
                                                  ----------------------------------------------------------------------------------

                                                                                    Transfers in

                                                                                   and/or out of       Ending
                                                     Issuances      Settlements     Level 3 (A)        Balance
                                                    -------------  --------------  ---------------  --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                      $    -         $     -        $  13,790        $ 13,790
Corporate securities                                           -               -         (606,402)        758,726
Residential mortgage-backed securities                         -               -           40,616         183,210
Commercial mortgage-backed securities                          -               -                -             114
Asset-backed securities                                        -               -           38,568       3,064,504
Other debt obligations                                         -               -                -         173,531
                                                    -------------  --------------  ---------------  --------------
Total fixed maturities                                         -               -         (513,428)      4,193,875

Equity securities:
Financial survives                                             -               -                -           4,171
Other                                                          -               -                -          79,508
                                                    -------------  --------------  ---------------  --------------
Total equity securities                                        -               -                -          83,679

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                                 -             736                -          57,314
Annuity funds withheld and modco                               -         (99,408)               -         132,102
                                                    -------------  --------------  ---------------  --------------
Total reinsurance receivables                                  -         (98,672)               -         189,416

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                (24,121)          3,457                -         286,801

(A)     Included in the transfers in and/or out column above is $667,937 of securities priced using unobservable data at
        December 31, 2012 that were valued by a pricing service using observable market data at December 31, 2013 and
        $154,506 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2013.

(B)     Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2014, 2013 and 2012 are as follows:

                                                                      2014            2013              2012
                                                                  --------------  --------------  -----------------

Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                                  $ (47,602)       $    114         $   (3,443)
Residential mortgage-backed securities                                        -              (6)            (7,482)
Commercial mortgage-backed securities                                         -             (27)                 -
Asset-backed securities                                                       -               -                 (1)
Other debt obligations                                                       35             101                 93
                                                                  --------------  --------------  -----------------
Total fixed maturities                                                  (47,567)            182            (10,833)
                                                                  --------------  --------------  -----------------

Equity securities
Other                                                                    (5,577)              -                  -
                                                                  --------------  --------------  -----------------
Total equity securities                                                  (5,577)              -                  -
                                                                  --------------  --------------  -----------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                            1,955          12,222             51,717
Annuity funds withheld and modco                                         86,201          56,961             28,894
                                                                  --------------  --------------  -----------------
Total reinsurance receivables                                            88,156          69,183             80,611

Annuity funds withheld and modco
Policy account balances - indexed life and
annuity embedded derivatives                                             22,612         (84,587)          (194,576)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships, private and residual equity investments) in the consolidated balance sheets:

                                         December 31, 2014                       December 31, 2013
                               ------------------------------------    -------------------------------------
                                     Fair             Unfunded               Fair              Unfunded
                                    Value             Commitments           Value            Commitments
                               -----------------  --------------------------------------   -----------------

Fixed income                          $ 789,286           $ 70,637            $ 726,082            $ 47,672
Private equity                           73,479             39,195               67,287              15,026
Real estate                              18,080              1,818               26,262               1,818
Residual equity                          80,455                  -                    -                   -
Other                                    28,062                  -               40,439                   -
                               -----------------  -----------------    -----------------   -----------------

                                      $ 989,362          $ 111,650            $ 860,070            $ 64,516
                               =================  =================    =================   =================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of fixed maturities and equity securities classified as available-for-sale at December 31, 2014 and 2013 are as follows:

                                                                  December 31, 2014
                                         ----------------------------------------------------------------------
                                                                Gross             Gross           Estimated
                                            Amortized        Unrealized        Unrealized            Fair
                                              Cost              Gains            Losses             Value
                                         ----------------  ----------------  ----------------   ---------------
Fixed maturities
    U.S. government
    and agencies                              $2,601,114         $ 219,939         $  13,606        $2,807,447
    Municipal securities                       3,979,759           676,745             5,469         4,651,035
    Corporate securities                      14,059,704         1,095,181            86,008        15,068,877
    Residential mortgage-
    backed securities                          3,059,339           274,826            25,000         3,309,165
    Commercial mortgage-
    backed securities                          1,614,914            54,525             4,054         1,665,385
    Asset-backed securities                    7,201,644           172,351            67,879         7,306,116
    Other debt obligations                       179,591            16,801               276           196,116
                                         ----------------  ----------------  ----------------   ---------------
    Total fixed maturities                    32,696,065         2,510,368           202,292        35,004,141

Equity securities
    Financial services                           341,876            13,612            10,043           345,445
    Other                                        174,984           111,078             1,539           284,523
                                         ----------------  ----------------  ----------------   ---------------
    Total equity securities                      516,860           124,690            11,582           629,968
                                         ----------------  ----------------  ----------------   ---------------

    Total available-for-sale                $ 33,212,925        $2,635,058         $ 213,874      $ 35,634,109
                                         ================  ================  ================   ===============

                                                                    December 31, 2013
                                         ----------------------------------------------------------------------
                                                                Gross             Gross           Estimated
                                            Amortized        Unrealized        Unrealized            Fair
                                              Cost              Gains            Losses             Value
                                         ----------------  ----------------  ----------------   ---------------
Fixed maturities
    U.S. government
    and agencies                              $2,539,185         $  85,650         $ 121,372        $2,503,463
    Municipal securities                       3,706,862           284,526            33,069         3,958,319
    Corporate securities                      12,813,054           710,892           260,402        13,263,544
    Residential mortgage-
    backed securities                          3,750,060           241,896           110,878         3,881,078
    Commercial mortgage-
    backed securities                          1,582,941            41,005            73,496         1,550,450
    Asset-backed securities                    6,429,925           190,015            68,253         6,551,687
    Other debt obligations                       203,423             8,114             1,682           209,855
                                         ----------------  ----------------  ----------------   ---------------
    Total fixed maturities                    31,025,450         1,562,098           669,152        31,918,396

Equity securities
    Financial services                           259,859            10,060             7,832           262,087
    Other                                        113,886            82,823               259           196,450
                                         ----------------  ----------------  ----------------   ---------------
    Total equity securities                      373,746            92,883             8,091           458,537
                                         ----------------  ----------------  ----------------   ---------------

    Total available-for-sale                $ 31,399,195        $1,654,981         $ 677,243      $ 32,376,933
                                         ================  ================  ================   ===============

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2014 and 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2014                                2013
                                                    ----------------------------------  ----------------------------------
                                                       Amortized         Estimated         Amortized         Estimated
                                                         Cost           Fair Value           Cost           Fair Value
                                                    ----------------  ----------------  ----------------  ----------------

Due in one year or less                                 $   310,143       $   312,950       $   109,176       $   110,722
Due after one year through five years                     2,296,310         2,526,243         2,080,557         2,246,438
Due after five years through ten years                    7,407,285         7,828,444         6,625,769         6,908,715
Due after ten years                                      11,934,126        13,191,234        11,756,036        11,987,390
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                 10,748,201        11,145,270        10,453,912        10,665,131
                                                    ----------------  ----------------  ----------------  ----------------

Total fixed maturities                                 $ 32,696,065      $ 35,004,141      $ 31,025,450      $ 31,918,396
                                                    ================  ================  ================  ================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                  December 31, 2014
                             -------------------------------------------------------------------------------------------------------
                                 Less than 12 months                 12 months or more                         Total
                             --------------------------------   -------------------------------   ----------------------------------
                                                  Gross                             Gross                                Gross
                                Fair            Unrealized         Fair           Unrealized          Fair            Unrealized
                               Value              Losses          Value             Losses            Value             Losses
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Fixed maturities:
U.S. government
and agencies                   $     21,485         $     75     $    515,441       $   13,531       $    536,926        $   13,606
Municipal securities                  9,257               97           64,735            5,372             73,992             5,469
Corporate securities                705,896           21,629        1,268,820           64,379          1,974,716            86,008
Residential mortgage-
backed securities                    25,137              151          475,062           24,849            500,199            25,000
Commercial mortgage-
backed securities                    83,452              559          346,016            3,495            429,468             4,054
Asset-backed securities           1,566,158           16,890        1,299,485           50,989          2,865,643            67,879
Other debt obligations                    -                -           18,390              276             18,390               276
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Total fixed maturities            2,411,385           39,401        3,987,949          162,891          6,399,334           202,292

Equity securities:
Financial services                   38,892            8,978           13,254            1,065             52,146            10,043
Other                                54,693            1,013              253              526             54,946             1,539
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Total equity securities              93,585            9,991           13,507            1,591            107,092            11,582
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------

Total available-for-sale      $   2,504,970       $   49,392    $   4,001,456       $  164,482      $   6,506,426        $  213,874
                             ===============  ===============   ==============  ===============   ================  ================

                                                                      December 31, 2013
                             -------------------------------------------------------------------------------------------------------
                                 Less than 12 months                 12 months or more                         Total
                             --------------------------------   -------------------------------   ----------------------------------
                                                  Gross                             Gross                                Gross
                                Fair            Unrealized         Fair           Unrealized          Fair            Unrealized
                               Value              Losses          Value             Losses            Value             Losses
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Fixed maturities:
U.S. government
and agencies                  $   1,406,137       $  117,690      $    14,089       $    3,682      $   1,420,226        $  121,372
Municipal securities                566,845           28,608           54,063            4,461            620,908            33,069
Corporate securities              3,265,043          141,460          955,273          118,942          4,220,316           260,402
Residential mortgage-
backed securities                 1,117,654          101,212           89,253            9,666          1,206,907           110,878
Commercial mortgage-
backed securities                   631,591           55,503          241,987           17,996            873,578            73,496
Asset-backed securities             889,546           11,683        1,212,458           56,570          2,102,004            68,253
Other debt obligations               21,410              955           28,938              727             50,348             1,682
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Total fixed maturities            7,898,226          457,111        2,598,061          212,041         10,494,287           669,152

Equity securities:
Financial services                   85,256            4,804           15,845            3,028            101,101             7,832
Other                                 1,296               50              383              209              1,679               259
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------
Total equity services                86,552            4,854           16,228            2,137            102,780             8,091
                             ---------------  ---------------   --------------  ---------------   ----------------  ----------------

Total available-for-sale      $   7,984,778       $  461,965    $   2,612,289       $  215,278     $   10,597,067        $  677,243
                             ===============  ===============   ==============  ===============   ================  ================

        At December 31, 2014, the Company held 7,731 positions in fixed income and equity securities. The above table includes 561 securities of 430 issuers as of December 31, 2014. At December 31, 2014, 78% of the
        unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2014, 22% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks and an exchange listed common stock.
        These securities are reviewed for impairment in the same manner as the fixed income securities. At December 31, 2014, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 97% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2014.

        U.S. Government and agencies

        The U. S. government and agencies represent 6% of the unrealized losses at December 31, 2014. The total unrealized losses in this category have decreased significantly at December 31, 2014 compared to December 31,
        2013. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December
        31, 2014. The table above indicates a majority of the unrealized losses have been in an unrealized loss position for twelve months or more.
        These unrealized losses are due to the rise in market interest rates during 2013 and 2014 from year end 2012 levels. At this time the Company believes these impairments are temporary and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost.

        Municipal securities

        The municipal category, which represents 3% of the unrealized losses at
        December 31, 2014, includes bonds issued by state and local governments and school district tax credit bonds. The total unrealized losses in this category have decreased significantly at December 31, 2014 compared to December 31, 2013. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments, including the Commonwealth of Puerto Rico. The
        Company does not believe there will be significant defaults in this sector in the short or long-term. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore impairment losses have not been recognized in this sector.

        Corporate securities

        Corporate Securities represent the largest category of unrealized losses at December 31, 2014 representing 40% of unrealized losses. The total unrealized losses in this category that have decreased significantly at
        December 31, 2014 compared to December 31, 2013. The unrealized losses in this category that have been in an unrealized loss position for twelve months or more are primarily in the financial services and military housing sectors. The financial services sector unrealized losses are in the commercial banking sector, including foreign banks and large U.S. national and regional banks. The Company recognized corporate securities impairment losses of $46,808 and $14,124 for the years ended
        December 31, 2014 and 2013, respectively. The impairment losses recognized in 2014 were principally related to a restructuring by a specialty retailer and defaults on debt issued by a gaming company. The
        Company has reviewed the other unrealized losses in the corporate securities sector and believes the impairments are temporary and the company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represents 12% of unrealized losses at December 31, 2014, are concentrated in the non-agency sector. The total unrealized losses in this category have decreased significantly at
        December 31, 2014 compared to December 31, 2013. A substantial majority of the unrealized losses at December 31, 2014 are in the twelve months or more category. These unrealized losses are primarily attributable to the increase in market interest rates in this sector during 2013 and
        2014 from the 2012 levels. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized. The Company recognized no impairment losses on RMBS during the year ended December 31, 2014 and during the year ended December 31, 2013.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represents 2% of unrealized losses at December 31, 2014, are primarily attributable to illiquidity applicable to certain securities in that sector and concerns regarding the potential for future commercial mortgage defaults. The total unrealized losses in this category have decreased significantly at
        December 31, 2014 compared to December 31, 2013. The Company has reviewed payment performance, delinquency rates, and credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company has performed cash flow projection analyses on all of its CMBS and in those situations where it appears the
        Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represents 32% of unrealized losses at December 31, 2014, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. In addition, the Company has recognized unrealized losses applicable to private ABS securities within this category, which losses are primarily included in the less than twelve months category. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private ABS. The unrealized losses in this category have decreased in the twelve months or more category due to the sale of some private ABS securities and have increased in the less than twelve months category due to unrealized losses on other private ABS securities. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company recognized ABS impairment losses of $646 for the year ended December 31,
        2014. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have decreased during the year ended December 31, 2014 compared to the unrealized losses at
        December 31, 2013. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the
        Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 5% of unrealized losses at December 31,
        2014, primarily consists of one common equity position of a publicly listed equity security. The Company has a large position in this equity and the security changed from an unrealized gain at December 31, 2013 to a loss at December 31, 2014. The fair value of this equity position was
        81% of its cost at December 31, 2014. The Company considers this unrealized loss to be temporary. The Company recognized credit related impairment losses of $5,577 and $7,008 applicable to equity securities for the years ended December 31, 2014 and 2013, respectively.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2014, 2013 and 2012, as summarized in the following table:

                                                               2014               2013                2012
                                                          ----------------  -----------------   -----------------

Corporate securities                                             $ 46,808           $ 14,124             $ 8,560
Residential mortgage-backed securities                                  -                  -               6,899
Asset-backed securities                                               646                  -                   -
Preferred stock                                                     5,577              7,008                   -
                                                          ----------------  -----------------   -----------------

Net impairment loss recognized in earnings                      $  53,031          $  21,132           $  15,459
                                                          ================  =================   =================

        The following is a roll-forward of credit losses for the years ended
        December 31, 2014 and 2013 on fixed maturities held by the Company for which a non-credit portion of the OTTI impairment was recognized in OCI:

                                                               2014               2013
                                                          ----------------  -----------------

Balance, January 1                                                $ 4,351           $ 22,221

Additions for previously impaired securities                            -              1,855
Reductions for impaired securities sold                              (985)            (8,791)
Reductions for securities no longer with OTTI OCI loss             (3,366)           (10,934)
                                                          ----------------  -----------------

Balance, December 31                                                  $ -            $ 4,351
                                                          ================  =================

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2014 and 2013 are summarized as follows:

                                                               2014               2013
                                                          ----------------  -----------------

Residential mortgage-backed securities                                $ -              $ 272
                                                          ----------------  -----------------

Total OTTI losses in accumulated OCI                                  $ -              $ 272
                                                          ================  =================

        Net investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                         2014               2013               2012
                                                   -----------------  -----------------  -----------------

Gross investment income
     Fixed maturities                                 $   1,434,576      $   1,306,237      $   1,234,265
     Equity securities                                       23,139             20,138             18,324
     Mortgage loans                                         109,123             72,743             37,334
     Policy loans                                            23,719             23,872             23,665
     Short-term investments                                   3,845             12,088              3,659
     Derivative instruments                                 149,267            172,407            (29,554)
     Other invested assets                                   32,993             64,309             97,623
                                                   -----------------  -----------------  -----------------
             Total gross investment income                1,776,662          1,671,794          1,385,316

Less: Investment expenses                                    50,954             44,615             37,831
                                                   -----------------  -----------------  -----------------

             Net investment income                    $   1,725,708      $   1,627,179      $   1,347,485
                                                   =================  =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on repurchase agreements, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                     2014                2013               2012
                                               ------------------  -----------------  -----------------

Fixed maturities                                    $    241,840       $    133,865        $    45,830
Equity securities                                         (4,806)            (1,139)             9,341
Mortgage loans                                                36              1,737             (2,442)
Real estate                                                    -               (250)                 -
Short-term investments                                        22                (33)            (1,292)
                                               ------------------  -----------------  -----------------

        Net realized investment gains               $    237,092       $    134,180        $    51,437
                                               ==================  =================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded to reinsurer and excluding OTTI losses, maturities, calls, exchanges and prepayments) during 2014, 2013 and 2012 were as follows:

                                          2014                           2013                           2012
                               ----------------------------   -----------------------------  -----------------------------
                                   Fixed         Equity           Fixed          Equity          Fixed          Equity
                                Maturities     Securities      Maturities      Securities     Maturities      Securities
                               --------------  ------------   --------------  -------------  --------------   ------------

Proceeds from sales              $ 3,438,655      $  8,194      $ 1,860,869       $  7,359     $ 1,857,145       $ 21,205
Gross realized gains                 212,178           847          104,501              -          73,406          1,155
Gross realized losses                (25,413)         (487)          (9,927)          (312)        (33,961)          (891)

        Mortgage Loans

        The carrying value and related loan loss allowance of the mortgage loan portfolio is as follows:

                                                 2014               2013
                                           -----------------  -----------------

Carrying value                                $ 2,946,727        $ 1,948,620
Loan loss allowance                                  (258)              (669)
                                           -----------------  -----------------

Carrying value, net of allowance              $ 2,946,469        $ 1,947,951
                                           =================  =================

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31:

                                                        2014                                2013
                                          ---------------------------------    -------------------------------
                                            Carrying Value        Percent         Carrying Value     Percent
                                          --------------------   ----------    -------------------------------

         Office                               $ 1,202,077           41%            $ 708,088           38%
         Retail                                   883,377           30%              567,055           29%
         Multi-family                             468,797           16%              350,921           18%
         Industrial                               124,971            4%               28,510            1%
         Hotel                                    124,912            4%              140,350            7%
         Other                                     68,025            2%               61,652            3%
         Medical                                   48,822            2%               65,580            3%
         Residential                               25,746            1%               26,464            1%
                                          --------------------   - ---------    ------------------   ----------

                                              $ 2,946,727          100%          $ 1,948,620           100%
                                          ====================   ==========    ==================   ==========

        Mortgage loans by geographic locations are as follows as of December 31:

                                                        2014                                2013
                                          ---------------------------------    -------------------------------
                                            Carrying Value        Percent         Carrying Value     Percent
                                          --------------------   ----------    -------------------------------

         South Atlantic                        $ 953,241            33%            $ 643,867           32%
         Pacific                                 716,102            24%              498,898           26%
         Middle Atlantic                         447,439            15%              287,708           15%
         West South Central                      207,149             7%               65,896            3%
         East North Central                      201,910             7%              198,884           10%
         Mountain                                187,445             6%              170,510            9%
         New England                             122,300             4%                  272            0%
         West North Central                       64,436             2%               31,013            2%
         East South Central                       46,705             2%               51,572            3%
                                          --------------------   ----------    ------------------   ----------

                                              $ 2,946,727          100%          $ 1,948,620           100%
                                          ====================   ==========    ==================   ==========

        The Company's mortgage loans by origination year are as follows as of
        December 31:

                                       Carrying Value           Percent
                                     --------------------   -----------------

2014                                  $        1,190,659            41%
2013                                             806,561            27%
2012                                             615,127            21%
2011                                             268,326             9%
2010 and prior                                    66,054             2%

                                     --------------------   -----------------
Total                                 $        2,946,727           100%
                                     ====================   =================

        The Company has outstanding commitments on mortgage loans of $8,155 at
        December 31, 2014.

        Any loan delinquent on contractual payments is considered
        non-performing. At December 31, 2014 and December 31, 2013, there were no non-performing loans over 90 days past due on contractual payments.

        Information regarding the Company's credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2014 and December 31, 2013 is as follows:

                                      December 31, 2014                  December 31, 2013
                                ---------------------------------  --------------------------------
                                    Carrying                           Carrying
                                     Value            % of Total        Value          % of Total
                                -----------------   --------------------------------  -------------
Internal credit risk grade:
High quality                         $ 2,716,075             92%        $ 1,830,682            95%
Medium quality                           167,616              6%             64,139             3%
Low quality                               37,290              1%             25,001             1%
Watch list                                     -              0%              2,334             0%
Residential - unrated                     25,746              1%             26,464             1%
                                -----------------   -------------  -----------------  -------------

Total mortgage loans                 $ 2,946,727            100%        $ 1,948,620           100%
                                =================   =============  =================  =============

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains an allowance for mortgage loan losses.
        The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The rollforward of the allowance for the years ended December 31, 2014 and 2013 is as follows:

                                                     2014             2013
                                               ---------------  ---------------

Balance at beginning of period                          $ 669          $ 3,053
Provision released                                       (161)          (1,745)
Charge offs                                              (250)            (639)
                                               ---------------  ---------------

Balance at end of period                                $ 258            $ 669
                                               ===============  ===============

        Charge offs include the amount of loss resulting from writing specific mortgage loans to fair value and loans which were satisfied by taking ownership of the real estate. When the real estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid. Provision released is applicable to loans determined to no longer require an allowance.

        During the year ended December 31, 2014, there were no mortgages written down to fair value. There was $250 of allowance charge offs related to a reverse mortgage that was paid in full in 2014. The negotiated payoff amount for this reverse mortgage was less than the mortgage value.
        During the year ended December 31, 2013, two mortgages were written down to fair value. The amount of allowance charge offs related to these write downs was $639 during the year ended December 31, 2013. The
        Company did not restructure any mortgage loans during the years ended
        December 31, 2014 and 2013.

        The Company did take ownership of one piece of real estate in each year
        2014 and 2013 to satisfy a mortgage loan. Real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                                          2014               2013
                                                                    -----------------  -----------------

Real estate owned at beginning of period                                     $ 8,141            $ 8,272
Real estate acquired in satisfaction of mortgage loans                             -              1,250
Property improvements                                                              -                 46
Sales                                                                         (3,652)            (1,177)
Gain (Loss) on sale of real estate                                               411               (250)
                                                                    -----------------  -----------------

Real estate owned at end of period                                           $ 4,900            $ 8,141
                                                                    =================  =================

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agencies, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2014:

            Guggenheim Partners Opportunistic
            Investment Grade Securities Fund, LLC                 $ 541,690

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership and borrow funds, the Company was required to purchase
        FHLB equity securities that total $55,195 and $47,195 as of December 31,
        2014 and 2013, respectively. These securities are included in equity securities and are carried at cost, which approximates fair value.
        Resale of these securities is restricted only to FHLB. As a member of
        FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2014 and 2013, the Company had outstanding advances of $1,129,870 and $929,870, respectively from FHLB (see Note
        8).

        Deposits with regulatory authorities

        At December 31, 2014 and 2013, securities with reported values of $3,244 and $3,519, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,458 and $3,298, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amount and fair value of derivatives and derivative instruments:

                                                              December 31, 2014                      December 31, 2013
                                                   -------------------------------------  -------------------------------------
                                                       Notional              Fair             Notional              Fair
                                                        Amount              Value              Amount              Value
                                                   -----------------   -----------------  -----------------   -----------------
Assets:

Derivative instruments:
      Interest rate swaps                                 $ 242,660             $ 6,694          $ 255,390             $ 7,199
      Credit default swaps - pay                                  -                   -             56,000                 234
      Interest rate floors                                  113,000              13,039            113,000              11,373
      Interest rate caps                                  2,490,000              52,718                  -                   -
      Foreign exchange derivatives                           24,552               3,635                  -                   -
      Futures                                             2,522,174             296,015          1,807,451             241,554
      Call options                                        5,839,695             235,704          4,413,365             358,926
                                                                       -----------------                      -----------------
                                                                              $ 607,805                              $ 619,286
                                                                       =================                      =================

Reinsurance receivables - embedded
      derivatives from reinsurance ceded:
         Indexed annuity products ceded                         N/A            $ 57,721                N/A            $ 57,314
         Annuity funds withheld and modco                       N/A             300,017                N/A             132,102
                                                                       -----------------                      -----------------
                                                                              $ 357,738                              $ 189,416
                                                                       =================                      =================

Fixed maturities - asset-backed securities:
      Hybrid instruments                                                      $ 695,254                              $ 580,623
                                                                       =================                      =================

Liabilities:
Investment-type insurance contracts
      embedded derivatives:
      Indexed life and annuity products                                       $ 284,982                              $ 286,801
                                                                       =================                      =================
Derivative instruments
      Interest rate swaps                                       $ -                 $ -           $ 42,900               $ 571
      Written options                                       773,020               2,485            675,270              13,917
                                                                       -----------------                      -----------------
                                                                                $ 2,485                               $ 14,488
                                                                       =================                      =================

All derivatives above are not designated as heding instruments.

        The notional values above approximate the level of activity throughout
        2014 and 2013.

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options are exercised at maturity, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements as well as a modified coinsurance agreement with unaffiliated reinsurers. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities.
        The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the derivative embedded in the modified coinsurance agreement is equal to the difference between the fair value and cost basis of the underlying financial instruments in the modco portfolio. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 11 for further discussion related to the Company's coinsurance with funds withheld and modified coinsurance reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2014 was $665,000 and $695,254, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2013 was $580,000 and $580,623, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate cap, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events.
        These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer. As of December 31, 2014, the Company no longer had credit default swaps. The Company holds interest rate floor and cap agreements to protect itself against interest rate fluctuations in relation to crediting rates on its policyholder accounts. These swaps, caps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The Company will also enter into foreign currency forwards from time to time to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments. These forwards are reported at fair value in the consolidated balance sheets and changes in fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments in the consolidated statements of income:

                                                                   2014               2013                2012
                                                            -----------------  -----------------   -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                               $       65        $    (9,694)        $    (2,747)
Credit default swaps - receive                                             -                340              (1,285)
Credit default swaps - pay                                              (234)             1,457              11,776
Interest rate floors                                                   1,886             (5,383)              2,679
Interest rate caps                                                    (7,275)                 -                   -
Foreign exchange derivatives                                           4,912                  -                   -
Embedded derivatives in:
Indexed life and annuity products                                      1,820           (105,251)           (216,692)
Indexed annuity products ceded                                        32,736            (35,072)             52,005
Annuity funds withheld and modco                                     167,914            (42,447)             30,220
Hybrid instruments                                                    29,632             (3,026)             (5,232)
Futures                                                              245,698            351,302             105,352
Options                                                             (133,841)           180,892              59,396
                                                            -----------------  -----------------   -----------------

                                                                $    343,313       $    333,118         $    35,472
                                                            =================  =================   =================

Gains (losses) recognized in net investment income:

Interest rate and credit default swaps                           $     6,770        $     9,901         $    12,557
Interest rate floors                                                   2,378              1,308                   -
Options                                                              140,119            161,198             (42,111)
                                                            -----------------  -----------------   -----------------

                                                                $    149,267       $    172,407        $    (29,554)
                                                            =================  =================   =================

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2014 and 2013 applicable to derivative instruments was $241,402 and $276,872, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments.

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the
        Company's repurchase and reverse repurchase agreements provide for net settlement on termination of the agreement.

        The Company reports derivative instruments, repurchase agreements, and reverse repurchase agreements on a gross basis within the consolidated balance sheet. The tables below present the Company's gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities for the Company as December 31, 2014 and 2013:

                                                                                          December 31, 2014
                                                                     ---------------------------------------------------------

                                                                      Gross Amounts
                                                                     Presented in the      Financial
                                                                         Balance          Instruments/            Net
                                                                          Sheet            Collateral           Amount
                                                                     -----------------  -----------------  ------------------
Offsetting of financial assets:
Derivative instruments                                                      $ 607,805          $ 241,402           $ 366,403
Reinsurance receivables - embedded derivatives
from reinsurance ceded                                                        357,738                  -             357,738
                                                                     -----------------  -----------------  ------------------
Total derivative instruments subject to a master
netting arrangement                                                           965,543            241,402             724,141
Reverse repurchase agreements                                                  98,300             98,300                   -
                                                                     -----------------  -----------------  ------------------
Total financial assets                                                    $ 1,063,843          $ 339,702           $ 724,141
                                                                     =================  =================  ==================

Offsetting of financial liabilities:
Derivative instruments                                                        $ 2,485                $ - #           $ 2,485
Investment-type insurance contracts - embedded derivatives                    284,982                  - #           284,982
                                                                     -----------------  -----------------  ------------------
Total derivatives subject to a master
netting arrangement                                                           287,467                  -             287,467
Repurchase agreements                                                       2,677,167          2,677,167                   -
                                                                     -----------------  -----------------  ------------------
Total financial liabilities                                               $ 2,964,634        $ 2,677,167           $ 287,467
                                                                     =================  =================  ==================

                                                                                         December 31, 2013
                                                                     ---------------------------------------------------------

                                                                      Gross Amounts
                                                                     Presented in the      Financial
                                                                         Balance          Instruments/            Net
                                                                          Sheet            Collateral           Amount
                                                                     -----------------  -----------------  ------------------
Offsetting of financial assets:
Derivative instruments                                                      $ 619,286                $ -           $ 619,286
Reinsurance receivables - embedded derivatives
from reinsurance ceded                                                        189,416                  -             189,416
                                                                     -----------------  -----------------  ------------------
Total derivative instruments subject to a master
netting arrangement                                                           808,702                  -             808,702
Reverse repurchase agreements                                                  70,000             70,000                   -
                                                                     -----------------  -----------------  ------------------
Total financial assets                                                      $ 878,702           $ 70,000           $ 808,702
                                                                     =================  =================  ==================

Offsetting of financial liabilities:
Derivative instruments                                                       $ 14,488                $ - #          $ 14,488
Investment-type insurance contracts - embedded derivatives                    286,801                  - #           286,801
                                                                     -----------------  -----------------  ------------------
Total derivatives subject to a master
netting arrangement                                                           301,289                  -             301,289
Repurchase agreements                                                       2,260,749          2,260,749                   -
                                                                     -----------------  -----------------  ------------------
Total financial liabilities                                               $ 2,562,038        $ 2,260,749           $ 301,289
                                                                     =================  =================  ==================

7.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        In 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of December 31,
        2014, the beneficial interests in the remaining securities had a book value of $89,960 and fair value of $102,607.

        In 2014, the Company invested in two special purpose vehicles ("SPVs"),
        Paris Finance II, LLC ("PF II")and Wattage Finance LLC ("Wattage"), that are designed to provide financing to underlying real estate and energy projects, respectively.

        The Company invested in 67% of the outstanding senior and subordinated debt of PF II. PF II's entire capitalization is made up of debt. PF II's management function is controlled by an investment manager, GPIM, over which the Company retains kick out rights. Due to insufficient equity at risk as well as the management function control by a third party, PF II is considered a VIE. As the Company is the holder of a majority of the beneficial interests of PF II and has authority to replace the investment manager, the Company is the primary beneficiary. As primary beneficiary the Company has included PF II's financial activity in the
        Company's consolidated financial statements.

        The noncontrolling interest included in stockholder's equity related to
        PF II as of December 31, 2014 is ($1,251). The related net loss attributable to noncontrolling interest for the year ended December 31,
        2014 for PF II is $1,251.

        The Company invested in 63% of the equity interest of Wattage which represents a majority of the total capitalization. Wattage's management function is controlled by GPIM, over which the Company retains kick out rights. Due to management control by a third party, Wattage is considered a VIE. As the Company is the holder of a majority of the beneficial interests of Wattage and has authority to replace the investment manager, the Company is the primary beneficiary. As primary beneficiary the Company has included Wattage's financial activity in the
        Company's consolidated financial statements.

        The noncontrolling interest included in stockholders' equity related to
        Wattage as of December 31, 2014 is $2,796. The related net loss attributable to noncontrolling interest for the year ended December 31,
        2014 for Wattage is $1,517.

        In addition, the Company has other investments in limited partnerships,
        SPVs, the previously discussed re-securitization trust and a private debt fund that are reviewed to determine if they are VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities and SPVs formed for specific business purposes such as aircraft leasing. Financing for these VIEs is primarily accomplished through limited partnership contributions and various debt structures. For limited partnerships, the Company is a limited partner with no voting rights in the VIEs. For the SPVs, the
        Company is typically a senior and subordinated debt holder with limited voting rights, which voting rights are not significant enough to have the power to direct activities of the SPV. In the case of the SPVs, the
        Company reports its investment in these entities as a component of fixed maturity investments. The Company's involvement with the
        re-securitization trust and private debt fund is limited due to a third-party manager. Certain of these investments were determined to be
        VIEs, but in each case the Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the
        Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance.
        Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on the carrying value of the limited partnerships, SPVs, the remaining beneficial interests held for the re-securitization trust and its investment in the private debt fund. The Company's carrying amount of its asset compared to its maximum exposure to loss as of December 31, 2014 is as follows:

   Limited partnerships
                                   Carrying amount of assets                  $ 977,601
                                   Maximum exposure to loss                     977,601
   Special Purpose Vehicles
                                   Carrying amount of assets                    472,262
                                   Maximum exposure to loss                     472,262
   Private debt fund
                                   Carrying amount of assets                    118,950
                                   Maximum exposure to loss                     118,950
   Re-securitization trust
                                   Beneficial interests held in trust           102,607
                                   Maximum exposure to loss                     102,607

8.      OTHER BORROWINGS

        At December 31, 2014, 2013 and 2012, the Company had outstanding borrowings of $1,129,870, $929,870 and $649,870, respectively from the
        FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's repurchase agreement program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2014 have maturity dates in February, August and December of 2015, March and June of 2016, and June of 2021. The
        interest rates on the outstanding borrowings range from 0.35% to 0.68%.
        Interest expense incurred during 2014, 2013 and 2011 was $ 5,245,
        $4,278, and $2,002, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2014, 2013 and
        2012 the Company held $55,195, $47,195 and $38,919 of FHLB common stock, respectively. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

       On December 31, 2011 Solberg Re, an indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. On June 28, 2013, the LOC facility was amended to increase the aggregate maximum LOC amount, extend the term and increase the life insurance policies covered under the agreement. On June 30, 2014, the LOC facility was amended to increase the life insurance policies covered under the agreement. The term of the facility and the aggregate maximum issuance amount did not change in the 2014 amendment. The amended LOC, which has a term of 13 years, has an aggregate maximum issuance amount of $700,000, of which
       $513,954 and $411,492 were issued and outstanding at December 31, 2014 and 2013, respectively. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by Midland National and North American and ceded to Solberg Re.
       The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds.
       Solberg Re does not anticipate drawing funds against the LOC. Total credit facility origination costs of $5,814 were incurred and capitalized and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the original life of the facility. Amortization expense of $447 was recorded in 2014, 2013 and 2012, respectively. The
       Company expects to amortize $447 in each of the next five years. In addition, a quarterly fee equal to 1.45% per annum of the outstanding LOC was paid during part of 2013. As part of the 2013 LOC facility amendment, the quarterly fee was changed to 1.3855% per annum of the outstanding
       LOC, which will be paid during the remaining term of the facility. LOC fees of $6,284, $5,136 and $4,504 were incurred in 2014, 2013 and 2012, respectively.

        On December 31, 2012 MNL Re, another indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain permanent life insurance policies assumed from Midland National and North American from an unrelated third party. The contingent note guarantee was amended on
        December 31, 2013 to increase the aggregate maximum guarantee amount, extend the term and increase the permanent life insurance policies covered under the agreement. On June 30, 2014, the contingent note was further amended to increase the aggregate maximum guarantee amount and increase the permanent life insurance policies covered under the agreement. This contingent note guarantee functions in a manner similar to a letter of credit. The contingent note guarantee has a term of 23 years and an aggregate maximum guarantee amount of $1,432,000, of which
        $704,550 and $417,440 was utilized at December 31, 2014 and 2013, respectively. MNL Re pays a fee to the guarantee provider equal to 0.65%
        per annum, payable quarterly, applied to the amount of the guarantee utilized. The contingent note guarantee can be drawn upon when actual policy benefits applicable to the specific permanent life insurance policies exceed certain thresholds. MNL Re does not anticipate drawing funds against the contingent note guarantee. For the years ended
        December 31, 2014, 2013 and 2012 fees incurred related to this contingent note guarantee were $3,420, $1,339 and $229 respectively.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2014, 2013 and 2012 are as follows:

                                                                  2014                2013               2012
                                                            -----------------   -----------------  -----------------

DAC, beginning of year                                         $   1,481,675       $   1,205,520      $   1,247,354
Commissions deferred                                                 266,983             281,921            255,404
Underwriting and acquisition expenses deferred                        12,783              13,743             13,112
Change in offset to unrealized (gains) losses                       (118,432)            168,066           (108,999)
Amortization related to operations                                   (64,011)           (144,051)          (206,802)
Amortization related to realized gains                               (19,392)            (12,257)            (2,434)
Amortization related to derivatives (gains) losses                     7,255             (31,267)             7,885
                                                            -----------------   -----------------  -----------------

DAC, end of year                                               $   1,566,861       $   1,481,675      $   1,205,520
                                                            =================   =================  =================

        The composition of DSI for the years ended December 31, 2014, 2013 and
        2012 is summarized below:

                                                                  2014                2013               2012
                                                            -----------------   -----------------  -----------------

DSI, beginning of year                                          $    451,876        $    324,262       $    374,891
Sales inducement costs deferred                                      115,144             111,657             88,791
Change in offset to unrealized (gains) losses                        (58,339)             98,794            (60,497)
Amortization related to operations                                   (37,259)            (67,057)           (82,074)
Amortization related to realized gains                                (7,058)             (5,536)            (1,170)
Amortization related to derivatives (gains) losses                    (3,776)            (10,244)             4,321
                                                            -----------------   -----------------  -----------------

DSI, end of year                                                $    460,588        $    451,876       $    324,262
                                                            =================   =================  =================

        The composition of the PVFP for the years ended December 31, 2014, 2013 and 2012 is summarized below:

                                                                  2014                2013               2012
                                                            -----------------   -----------------  -----------------

PVFP, beginning of year                                          $    14,459         $    16,084        $    17,176
Amortization                                                             448              (1,625)            (1,092)
                                                            -----------------   -----------------  -----------------

PVFP, end of year                                                $    14,907         $    14,459        $    16,084
                                                            =================   =================  =================

10.     PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                            Range of
                                          Useful Lives              2014                2013
                                        -----------------     ------------------  -----------------

Land                                           -                    $     3,029        $     3,029
Buildings and improvements               20 - 39 years                   20,792             18,746
Leasehold improvements                    4 - 40 years                    2,696              2,322
Furniture and fixtures                      10 years                      8,313              7,788
Computer equipment and software            3 - 10 years                  85,890             65,275
Other                                         5 years                        51                 51
                                                              ------------------  -----------------
                                                                        120,771             97,211
Accumulated depreciation                                                (54,032)           (40,201)
                                                              ------------------  -----------------
                                                                    $    66,739        $    57,010
                                                              ==================  =================

        Depreciation expense was $14,242, $8,644 and $6,423 for the years ended
        December 31, 2014, 2013 and 2012, respectively.

11.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                      2014                         2013                          2012
                          ---------------------------  ----------------------------  ----------------------------
                             Ceded        Assumed         Ceded         Assumed         Ceded         Assumed
                          ------------- -------------  -------------  -------------  -------------  -------------

Premiums and deposits
 on investment contracts   $   402,065   $   204,209    $   264,176    $   131,726    $   461,561    $   112,130

Claims and investment
 contract withdrawals          266,776        50,131        230,860         39,023        257,257         27,281

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013. In these agreements, the Company agrees to withhold, on behalf of the reinsurer, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of
        $4,210,916 and $4,221,227 against the reinsurance receivables of
        $4,924,463 and $4,735,912 in reinsurance receivables in the December 31,
        2014 and 2013 consolidated balance sheets, respectively. The reinsurance receivables contain embedded derivatives as discussed in Note 5.

        The Company is a party to a reinsurance agreement with North American.
        In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.

        The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from
        North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies.

        The Company is a party to a coinsurance agreement with Guggenheim Life and Annuity Company ("GLAC"), an affiliate. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reinsurance receivables of $287,440 and $425,959 associated with this agreement are reported as a component of reinsurance receivables in the December 31,
        2014 and 2013 consolidated balance sheets, respectively.

        MNL Re has a coinsurance agreement with North American, which was subsequently amended and restated on December 31, 2013. On June 30,
        2014, the coinsurance agreement with North American was further amended to increase the life insurance policies covered under the agreement. In accordance with the coinsurance agreement North American ceded a defined block of permanent life insurance products to MNL Re. At December 31,
        2014 and 2013, MNL Re assumed reserves of $120,306 and $55,855, respectively, which are included in reinsurance receivables. MNL Re received premiums of $59,763, $35,013, and 42,135 from North American in
        2014, 2013, and 2012 respectively. MNL Re paid experience refunds to
        North American of $0, $158 and $1,152 in 2014, 2013 and 2012,
        respectively.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. On June 28, 2013, the agreement was amended and extends the term and increase the life insurance policies covered under the agreement. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2014 and 2013, Solberg Re assumed reserves of $121,943 and
        $97,284, respectively, which are included in reinsurance receivables.
        Solberg Re received premiums of $61,826, $52,671 and $42,266 from North
        American in 2014, 2013, and 2012 respectively. In addition, Solberg Re received a reinsurance assumed risk charge of $9,823, $10,493, and
        $8,685 in 2014, 2013 and 2012, respectively from North American. Solberg
        Re paid an expense allowance of $19,153, $18,573 and $14,480 in 2014,
        2013 and 2012, respectively and paid claims of $17,417, $13,429, and
        $10,683 in 2014, 2013 and 2012 respectively to North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013, the Company issued a note payable to its parent,
        SFG, for $142,000. The note payable bears an interest rate of 7.5%
        payable semi-annually. The maturity date of the note is October 31,
        2043. The amount of interest accrued and incurred during 2014 and 2013 was $10,650 and $1,897, respectively. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.

        On December 30, 2014, the Company issued a note payable to its parent,
        SFG, for $200,000. The note payable bears an interest rate of 7.0%
        payable semi-annually. The maturity date of the note is December 30,
        2044. No interest was accrued in 2014. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.

        The remaining $41,440 of notes payable recognized on the Company's balance sheet relate to notes payable on Paris Finance II's that were issued to the noncontrolling interest holder.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                                         December 31,
                                                         --------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                           Net Unrealized        (Gain) Loss on       Intangible
                                                           (Gain) Loss on          Non-Credit           Offset-
                                                         Available-For-Sale        Portion of       Net Unrealized     Pension
                                                             Securities            OTTI Losses        (Gain) Loss     Liability
                                                         ---------------------  ------------------ ------------------ -----------

Balance at December 31, 2012                                        2,744,556             (31,094)          (429,915)    (21,298)
Other comprehensive income before reclassifications                (1,655,689)             30,822            255,667       5,179
Reclassification adjustments                                         (111,456)                  -             15,182       2,768
                                                         ---------------------  ------------------ ------------------ -----------
Balance at December 31, 2013                                          977,411                (272)          (159,066)    (13,351)
Other comprehensive income before reclassifications                 1,597,278                 272           (173,695)     (3,045)
Reclassification adjustments                                         (183,758)                  -             19,180      16,395
                                                         ---------------------  ------------------ ------------------ -----------
Balance at December 31, 2014                                        2,390,931                   -           (313,581)          -
                                                         =====================  ================== ================== ===========

                                                                              December 31,
                                                         ----------------------------------------------------

                                                           Postretirement        Deferred
                                                              Liability        Income Taxes        Total
                                                         -------------------- ---------------- --------------

Balance at December 31, 2012                                          (6,171)        (789,627)     1,466,451
Other comprehensive income before reclassifications                   17,065          471,435       (875,521)
Reclassification adjustments                                            (926)          33,051        (61,381)
                                                         -------------------- ---------------- --------------
Balance at December 31, 2013                                           9,968         (285,141)       529,549
Other comprehensive income before reclassifications                   (6,969)        (494,845)       918,996
Reclassification adjustments                                          (1,035)          52,226        (96,992)
                                                         -------------------- ---------------- --------------
Balance at December 31, 2014                                           1,964         (727,760)     1,351,554
                                                         ==================== ================ ==============

        The following table sets forth the reclassification adjustments in accumulated other comprehensive income by component as reflected in the consolidated statements of income:

                                                                                    December 31, 2014
                                                     -------------------------------------------------------------------------------
                                                                         Intangible Offset-
                                                       Net Unrealized     Net Unrealized
                                                       (Gain) Loss on     (Gain) Loss on
                                                     Available-For-Sale  Available-For-Sale  Pension   Postretirement
                                                         Securities         Securities      Liability    Liability        Total
                                                     ------------------- ------------------ ---------- --------------- -------------

Net realized investment gains                                $ (183,758)               $ -        $ -             $ -    $ (183,758)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses             -             19,546          -               -        19,546
Charges on interest sensitive and investment-type products            -             (7,723)         -               -        (7,723)
Benefits incurred                                                     -                299          -               -           299
Amortization of deferred sales inducements                            -              7,058          -               -         7,058

  other expenses deferred)
    Amortization of unrecognized pension items                        -                  -        917               -           917
    Pension plan settlement                                           -                  -     15,479               -        15,479
    Amortization of unrecognized postretirement items                 -                  -          -          (1,035)       (1,035)
                                                     ------------------- ------------------ ---------- --------------- -------------
Reclassifications before income taxes                          (183,758)            19,180     16,395          (1,035)     (149,218)
Income taxes                                                     64,315             (6,713)    (5,738)            362        52,226
                                                     ------------------- ------------------ ---------- --------------- -------------
Reclassification adjustments                                 $ (119,443)          $ 12,467   $ 10,657          $ (673)    $ (96,992)
                                                     =================== ================== ========== =============== =============

                                                                      -                  -          -               -

                                                                                   December 31, 2013
                                                     -------------------------------------------------------------------------------
                                                                         Intangible Offset-
                                                       Net Unrealized     Net Unrealized
                                                       (Gain) Loss on     (Gain) Loss on
                                                     Available-For-Sale  Available-For-Sale  Pension   Postretirement
                                                         Securities         Securities      Liability    Liability        Total
                                                     ------------------- ------------------ ---------- --------------- -------------
Net realized investment gains                                $ (111,456)               $ -        $ -             $ -    $ (111,456)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses             -             12,496          -               -        12,496
Charges on interest sensitive and investment-type products            -             (2,850)         -               -        (2,850)
Amortization of deferred sales inducements                            -              5,536          -               -         5,536
    Realized capital gains (losses) on sales of investments
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized pension items                        -                  -      2,768               -         2,768
    Postretirement curtailment                                        -                  -          -            (826)         (826)
    Amortization of unrecognized postretirement items                 -                  -          -            (100)         (100)
                                                     ------------------- ------------------ ---------- --------------- -------------
Reclassifications before income taxes                          (111,456)            15,182      2,768            (926)      (94,432)
Income taxes                                                     39,010             (5,314)      (969)            324        33,051
                                                     ------------------- ------------------ ---------- --------------- -------------
Reclassification adjustments                                  $ (72,446)           $ 9,868    $ 1,799          $ (602)    $ (61,381)
                                                     =================== ================== ========== =============== =============

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The significant components of income tax expense are as follows:

                                                                   2014               2013               2012
                                                             -----------------  -----------------  ------------------

Current                                                          $    298,776        $    32,642         $    50,807
Deferred                                                              (17,727)           199,847              86,702
                                                             -----------------  -----------------  ------------------
    Total income tax expense                                     $    281,049       $    232,489        $    137,509
                                                             =================  =================  ==================

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. federal statutory income tax rate of 35% in 2014, 2013 and 2011 as follows:

                                                                   2014               2013               2012
                                                             -----------------  -----------------  ------------------

At statutory federal income tax rate                             $    306,394       $    260,018        $    166,407
Dividends received deductions                                          (2,078)            (1,572)             (1,726)
Nondeductible ESOP expense                                              7,486              7,024               6,538
Tax credits                                                           (34,201)           (33,668)            (33,680)
Other, net                                                              3,448                687                 (30)
                                                             -----------------  -----------------  ------------------
    Total income tax expense                                        $ 281,049          $ 232,489           $ 137,509
                                                             =================  =================  ==================

        The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities at December 31, 2014 and 2013 are as follows:

                                                                   2014               2013
                                                             -----------------  -----------------

Deferred income tax assets
    Policy liabilities and reserves                              $    629,610       $    686,533
    Other, net                                                         60,329             56,719
                                                             -----------------  -----------------
              Total deferred income tax assets                        689,939            743,252
                                                             -----------------  -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business               (5,218)            (5,061)
    Investments                                                      (994,454)          (660,640)
    Deferred policy acquisition costs and deferred sales
     inducements                                                     (586,952)          (549,345)
                                                             -----------------  -----------------
              Total deferred income tax liabilities                (1,586,624)        (1,215,046)
                                                             -----------------  -----------------
              Net deferred income tax asset (liability)          $   (896,685)      $   (471,794)
                                                             =================  =================

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not established a liability for unrecognized tax benefits and does not expect this to change during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The Company did not have any accrued interest and penalties at December 31, 2014 and 2013.

        The IRS concluded an examination of the Company's income tax returns through 2008 and has conducted surveys of the income tax returns for years 2009 through 2012.

15.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $3,923, $3,883 and $3,824 was incurred in 2014, 2013 and 2012, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

     Year ending December 31,
     ------------------------
     2015                                         $ 2,447
     2016                                           2,839
     2017                                           2,952
     2018                                           2,993
     2019                                           3,034
     Thereafter                                     5,206
                                          ----------------
                                                 $ 19,471
                                          ================

16.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company had a noncontributory defined benefit pension plan ("Pension
        Plan") covering certain full-time employees which was terminated on July
        18, 2014. In 2004, the Company approved a plan amendment to freeze the participant's accounts of the Pension Plan, which had the effect of establishing each participant's earned accrued benefit as of December
        31, 2004. As a result of the plan termination, the liability to plan participants was settled through the purchase of nonparticipating annuity contracts and lump sum payments. The Company recorded a nonrecurring settlement loss of approximately $15,479. Plan assets remaining in the Pension Plan after termination payouts and payment of certain plan expenses will be transferred to the Employee Stock
        Ownership Plan ("ESOP") in accordance with IRC ss. 409 and will not be subject to excise tax.

       Retiree Medical Plan

        The Company provides certain post-retirement health care benefits through a health and welfare benefit plan ("Retiree Medical Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Retiree Medical Plan at
        December 31 is as follows:

                                                            Pension Plan                 Other Benefit Plan
                                                        2014            2013            2014            2013
                                                    --------------  --------------  --------------  --------------
Obligation and funded status
Accumulated benefit obligation                          $       -    $    (52,094)   $    (24,311)   $    (16,008)
Fair value of plan assets                                       -          49,064               -               -
                                                    --------------  --------------  --------------  --------------
Underfunded status                                      $       -     $    (3,030)   $    (24,311)   $    (16,008)
                                                    ==============  ==============  ==============  ==============
Accrued benefit liability recognized
in other liabilities                                    $       -     $    (3,030)   $    (24,310)   $    (16,008)
                                                    ==============  ==============  ==============  ==============

Changes in liability for benefits recognized in
   accumulated OCI (pre-tax)
Beginning balance                                       $ (13,351)   $    (21,298)        $ 9,968     $    (6,171)
Net (gain) loss amortized into net periodic
  benefit cost                                             12,434           2,768          (6,969)          4,917
Net gain (loss) arising during the period                     917           5,179              30             191
Net curtailment effect                                          -               -               -           1,978
Prior service costs arising during period                       -               -               -           9,345
Amortization of prior service costs                             -               -          (1,065)           (292)
                                                    --------------  --------------  --------------  --------------
Balance at December 31                                        $ -    $    (13,351)        $ 1,964     $     9,968
                                                    ==============  ==============  ==============  ==============

Changes in deferred taxes recognized in
   accumulated OCI                                        $ 4,673     $     2,781        $ (2,802)    $     5,649
                                                    ==============  ==============  ==============  ==============

                                                              Pension Plan                   Other Benefit Plan
                                                    --------------------------------- ----------------------------------
                                                      2014        2013       2012       2014         2013        2012
                                                    ----------  ---------- ---------- ----------   ---------   ---------
Additional information
Net periodic benefit income (costs)                    $ (377)   $ (1,933)  $ (1,374)    $ (702)   $ (1,207)   $  2,495
Settlement expense                                    (15,479)          -          -          -         826           -
Employer contributions                                  6,005           -          -        405         110         269
Employee contributions                                      -           -          -         86         329         325
Benefit payments                                       56,473       1,504      1,242        491         526         697

Actuarial assumptions
Weighted-average assumptions used to determine benefit
             obligations as of December 31:
                      Discount rate                    N/A        4.70%      3.82%      3.79%       4.75%       3.95%
                      Expected return on plan assets   N/A        6.50%      7.00%       N/A         N/A         N/A

Weighted-average assumptions used to determine net
             costs for the years ended December 31:
                      Discount rate                    N/A        3.82%      4.27%      4.75%      3.95% / 4.71%4.28%
                      Expected return on plan assets   N/A        6.50%      7.00%       N/A          N/A         N/A

        The assumed initial annual rate of increase in the per capita cost of covered healthcare benefits was 8.7% and 5.4% in 2014 and 2013, respectively, grading down to 4.50% by 2084.

        Employee stock ownership plan

       The Company participates in an Employee Stock Ownership Plan ("ESOP")
       sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
       Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
       1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the
       SEI stock held by the CRT were transferred to the ESOP (the "Transfer")
       as unallocated shares, which completed the settlement of the CRT. As of
       December 31, 2013 the ESOP owns 100% of the outstanding stock of SEI.

        Compensation expense of $21,389, $20,070 and $18,680 for 2014, 2013 and
        2012, respectively, was recorded related to the ESOP.

17.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        The prescribed and permitted practices used by the Company in 2014 include the following:

        o       In 2006 Iowa issued a prescribed practice that instructs
                insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        o       In 2008 Iowa issued a prescribed practice that instructs
                insurance companies to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at
                amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve
                calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited
                interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        o       The state of Iowa permits limited purpose captive insurance companies to assume certain redundant insurance reserves.
                Solberg Re and MNL re assume redundant reserves from Midland
                National and North American that are secured by an LOC and contingent note guarantee that provided combined statutory-based surplus relief of $1,218,504 at December 31, 2014.

        The combined effect of applying these prescribed practices in 2014 decreased the Company's statutory-based surplus by $26,045. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to notification of regulatory authorities.
        The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $369,251, $122,441 and $75,523 in 2014, 2013 and 2012, respectively.
        Dividends payable in 2015 up to approximately $279,422 will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2014, 2013 and 2012, was $258,889, $460,689 and
        $359,533, respectively, and reported surplus at December 31, 2014, 2013 and 2012, was $2,794,217, $2,563,054 and $2,124,326, respectively, in accordance with statutory accounting principles.

18.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $10,525, $11,393 and $9,568 in 2014,
        2013 and 2012, respectively, related to these contracts.

        The Company issued guaranteed investment contracts to SEI for $102,000.
        These contracts are included in policyholder account balances in the accompanying consolidated balance sheet at December 31, 2014. The contracts pay 1% interest and mature in equal monthly installments over a one year period. Each installment may be renewed for an additional one year period. Interest incurred on these contracts were $1,021 and $153 in 2014 and 2013, respectively.

        SEI has a noncontrolling interest in Guggenheim Capital, L.L.C.
        ("Guggenheim"), a diversified financial services firm that operates businesses in capital markets, investment management, insurance services and solutions, wealth management and merchant banking.

        GPIM provides investment management services for the Company. During
        2014, 2013 and 2012, the Company incurred expense of $35,257, $31,616 and $27,989, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim Commercial Real Estate Finance, L.L.C. (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. During 2014 and 2013, the
        Company incurred expense of $4,177 and $2,312, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

        The Company had a $98,300 reverse repurchase agreement with Guggenheim
        Aircraft Opportunity Fund, L.P. (a limited partnership managed by
        Guggenheim). The reverse repurchase agreement is reported in short-term investments in the consolidated balance sheets, has an initial term of
        364 days, is renewable and earns an interest rate of 3.92%. The Company earned $87 and $193 from this agreement in 2014 and 2013, respectively.

        At December 31, 2014, the Company holds various investment securities issued by Guggenheim and its affiliates. These securities are reported in fixed maturities, available-for-sale in the accompanying consolidated balance sheet at December 31, 2014 and include securities issued by
        Guggenheim (4.25% interest, $69,602 par, $69,080 reported value, due
        2020) and Security Benefit Life Insurance Company (7.45% interest,
        $24,313 par, $30,442 reported value, due 2033).

        The Company provided specified accounting and financial reporting services to GLAC in accordance with a service contract which terminated effective August 15, 2013. The service fees received were $361 in 2013.

        The Company is party to two coinsurance agreements with GLAC. See Note
        11 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities Company, LLC
        ("SSC"), a registered broker dealer, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $329, $577 and $557 in 2014, 2013 and 2012, respectively, related to SSC sales. On July 1, 2014, SSC was sold to an unaffiliated 3rd party.

        The Company is a party to a reinsurance agreement with North American.
        See Note 11 for further discussion of these transactions.

19.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        The Company is a party to various agreements with state regulators on the use of the Social Security Administration's Death Master File (the
        "DMF") in determining whether an insured has died. These agreements address whether the Company is liable for a death benefit, or for the escheatment of the value of a death benefit, even in situations where the beneficiary has not filed a claim. The Company has reviewed information obtained from the DMF and reported a liability at December
        31, 2014 of $15,905 in anticipation of discovering unreported death claims.

        At December 31, 2014, the Company had outstanding capital commitments to limited partnerships of $111,650.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2014, the Company had $29,651 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

20.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 27, 2015 which is the date the consolidated financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2014 and 2013
Midland National Life Insurance Company
Separate Account C
Index
---------------------------------------------------------------------------------------------------------------

                                                                                                       Page(s)

Report of Independent Registered Public Accounting Firm.......................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets................................2-266

Notes to Financial Statements...........................................................................267-313
           Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Midland National Life Insurance
Company and Policy Holders of Midland National Life Insurance Company Separate
Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products, the American Century
Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett
Series Fund, Inc., the Alger Fund, the Calvert Variable Series, Inc., the
Invesco Variable Insurance Funds, the J.P. Morgan Series Trust II, the Rydex
Variable Trust, the Rydex Variable Insurance Fund, the Guggenheim Variable
Trust, the Guggenheim Variable Insurance Fund, the ProFunds VP, the Van Eck
Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance
Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers
Management Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance
Trust, the Invesco Van Kampen Variable Insurance Fund, the Morgan Stanley
Universal Institutional Funds, the Northern Lights Variable Trust, the
AllianceBernstein Variable Products Series, the BlackRock Variable Series Fund,
Inc., the Columbia Variable Portfolio, the DWS Variable Insurance Portfolios,
the Eaton Vance Variable Trust, the First Investors Life Series, the Franklin
Templeton Variable Insurance Products Trust, the Ivy Funds Variable Insurance
Portfolios, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable
Equity Trust, the Legg Mason Partners Variable Income Trust, the Pioneer
Variable Contracts Trust, the Prudential Series Funds, the Royce Capital Fund,
the ALPS fund, the American Funds IS, the Oppenheimer VA Service Class and the
Transparent Value VI subaccount thereof) at December 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of Midland National Life
Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of the number of shares owned at December 31, 2014 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

April 29, 2015

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA  50309
T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/us
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     30,551,430 shares (cost $30,551,430)   $  30,551,430       Dividend income                            $     1,871
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,871
                                                                                                         --------------
Net assets                                  $  30,551,430   Expenses:
                                            --------------
                                                                Administrative expense                           5,576
                                                                Mortality and expense risk                     239,638
                                                                Contract maintenance charge                      1,370
                                                                                                         --------------

                                                                                                               246,584
                                                                                                         --------------

                                                            Net investment loss                               (244,713)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (244,713)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  11,068,813     $  13,116,345

Net decrease in net assets resulting from operations                                        (244,713)         (267,026)

Capital shares transactions
   Net premiums                                                                               83,024           131,463
   Transfers of policy loans                                                                   6,250            13,151
   Transfers of surrenders                                                                (4,447,155)       (4,641,127)
   Transfers of death benefits                                                              (329,183)         (330,358)
   Transfers of other terminations                                                        (1,016,528)         (985,016)
   Interfund and net transfers to general account                                         25,430,922         4,031,381
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                19,727,330        (1,780,506)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                   19,482,617        (2,047,532)
                                                                                       --------------    --------------

Net assets at end of year                                                              $  30,551,430     $  11,068,813
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       2
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     867,223 shares (cost $5,000,691)       $   4,679,756       Dividend income                           $    279,821
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               279,821
                                                                                                         --------------
Net assets                                  $   4,679,756   Expenses:
                                            --------------
                                                                Administrative expense                           3,809
                                                                Mortality and expense risk                     247,477
                                                                Contract maintenance charge                        964
                                                                                                         --------------

                                                                                                               252,250
                                                                                                         --------------

                                                            Net investment income                               27,571

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   76,689
                                                            Change in net unrealized appreciation on
                                                                 investments                                   469,497
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    573,757
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  29,817,060     $  33,650,781

Net increase in net assets resulting from operations                                         573,757         1,169,358

Capital shares transactions
   Net premiums                                                                              677,231           691,867
   Transfers of policy loans                                                                     (61)              500
   Transfers of surrenders                                                                  (972,944)         (733,628)
   Transfers of death benefits                                                              (120,700)          (57,759)
   Transfers of other terminations                                                        (1,172,677)         (853,235)
   Interfund and net transfers to general account                                        (24,121,910)       (4,050,824)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                          (25,711,061)       (5,003,079)
                                                                                       --------------    --------------

Total decrease in net assets                                                             (25,137,304)       (3,833,721)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,679,756     $  29,817,060
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       3
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     478,764 shares (cost $9,999,562)       $  11,495,235       Dividend income                           $    312,926
                                                                Capital gains distributions                    165,773
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               478,699
                                                                                                         --------------
Net assets                                  $  11,495,235   Expenses:
                                            --------------
                                                                Administrative expense                           9,832
                                                                Mortality and expense risk                     160,714
                                                                Contract maintenance charge                      3,979
                                                                                                         --------------

                                                                                                               174,525
                                                                                                         --------------

                                                            Net investment income                              304,174

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  674,522
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (112,146)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    866,550
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  12,842,893     $  11,860,422

Net increase in net assets resulting from operations                                         866,550         2,900,360

Capital shares transactions
   Net premiums                                                                              314,749           176,095
   Transfers of policy loans                                                                  (1,928)           (3,811)
   Transfers of surrenders                                                                (1,554,337)       (1,141,910)
   Transfers of death benefits                                                              (108,830)         (137,666)
   Transfers of other terminations                                                          (474,755)         (449,222)
   Interfund and net transfers to general account                                           (389,107)         (361,375)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (2,214,208)       (1,917,889)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (1,347,658)          982,471
                                                                                       --------------    --------------

Net assets at end of year                                                              $  11,495,235     $  12,842,893
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       4
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     114,115 shares (cost $4,640,151)       $   7,232,346       Dividend income                            $    11,327
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                11,327
                                                                                                         --------------
Net assets                                  $   7,232,346   Expenses:
                                            --------------
                                                                Administrative expense                           9,837
                                                                Mortality and expense risk                      96,116
                                                                Contract maintenance charge                      7,040
                                                                                                         --------------

                                                                                                               112,993
                                                                                                         --------------

                                                            Net investment loss                               (101,666)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  778,928
                                                            Change in net unrealized appreciation on
                                                                 investments                                    63,953
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    741,215
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   7,700,899     $   6,405,705

Net increase in net assets resulting from operations                                         741,215         2,233,754

Capital shares transactions
   Net premiums                                                                               88,326            57,936
   Transfers of policy loans                                                                   2,381            (1,340)
   Transfers of surrenders                                                                  (838,745)         (631,394)
   Transfers of death benefits                                                               (50,204)          (79,316)
   Transfers of other terminations                                                          (206,900)         (172,999)
   Interfund and net transfers to general account                                           (204,626)         (111,447)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (1,209,768)         (938,560)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (468,553)        1,295,194
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,232,346     $   7,700,899
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       5
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     491,272 shares (cost $8,424,545)       $   9,123,654       Dividend income                           $    110,687
                                                                Capital gains distributions                      2,685
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               113,372
                                                                                                         --------------
Net assets                                  $   9,123,654   Expenses:
                                            --------------
                                                                Administrative expense                           5,098
                                                                Mortality and expense risk                     136,768
                                                                Contract maintenance charge                      1,342
                                                                                                         --------------

                                                                                                               143,208
                                                                                                         --------------

                                                            Net investment loss                                (29,836)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  829,856
                                                            Change in net unrealized depreciation on
                                                                 investments                                (1,848,106)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                  $  (1,048,086)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  11,147,570     $  11,041,091

Net (decrease) increase in net assets resulting from operations                           (1,048,086)        2,646,701

Capital shares transactions
   Net premiums                                                                              486,842           256,286
   Transfers of policy loans                                                                  (1,768)           (4,121)
   Transfers of surrenders                                                                (1,130,258)       (1,121,515)
   Transfers of death benefits                                                              (103,190)          (83,815)
   Transfers of other terminations                                                          (490,817)         (324,386)
   Interfund and net transfers to general account                                            263,361        (1,262,671)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (975,830)       (2,540,222)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,023,916)          106,479
                                                                                       --------------    --------------

Net assets at end of year                                                              $   9,123,654     $  11,147,570
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       6
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     292,128 shares (cost $10,036,065)      $  10,815,973       Dividend income                            $     7,771
                                                                Capital gains distributions                    239,119
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               246,890
                                                                                                         --------------
Net assets                                  $  10,815,973   Expenses:
                                            --------------
                                                                Administrative expense                           5,476
                                                                Mortality and expense risk                     138,434
                                                                Contract maintenance charge                      2,289
                                                                                                         --------------

                                                                                                               146,199
                                                                                                         --------------

                                                            Net investment income                              100,691

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  369,229
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (104,461)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    365,459
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   8,974,851     $   6,194,665

Net increase in net assets resulting from operations                                         365,459         2,137,077

Capital shares transactions
   Net premiums                                                                            3,290,113         1,625,014
   Transfers of policy loans                                                                   5,063             4,865
   Transfers of surrenders                                                                (1,543,588)         (843,119)
   Transfers of death benefits                                                               (78,146)         (112,332)
   Transfers of other terminations                                                          (461,067)         (311,304)
   Interfund and net transfers to general account                                            263,288           279,985
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,475,663           643,109
                                                                                       --------------    --------------

Total increase in net assets                                                               1,841,122         2,780,186
                                                                                       --------------    --------------

Net assets at end of year                                                              $  10,815,973     $   8,974,851
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       7
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     87,185 shares (cost $1,291,559)        $   1,484,579       Dividend income                            $    21,194
                                                                Capital gains distributions                     73,753
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                94,947
                                                                                                         --------------
Net assets                                  $   1,484,579   Expenses:
                                            --------------
                                                                Administrative expense                           1,623
                                                                Mortality and expense risk                      21,129
                                                                Contract maintenance charge                      1,155
                                                                                                         --------------

                                                                                                                23,907
                                                                                                         --------------

                                                            Net investment income                               71,040

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   40,933
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (47,672)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    64,301
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,603,761     $   1,422,094

Net increase in net assets resulting from operations                                          64,301           188,063

Capital shares transactions
   Net premiums                                                                               27,882             4,253
   Transfers of policy loans                                                                     (73)              (70)
   Transfers of surrenders                                                                  (100,151)          (70,371)
   Transfers of death benefits                                                               (41,329)                -
   Transfers of other terminations                                                           (58,484)          (55,536)
   Interfund and net transfers to general account                                            (11,328)          115,328
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (183,483)           (6,396)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (119,182)          181,667
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,484,579     $   1,603,761
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       8
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     554,706 shares (cost $7,069,180)       $   6,989,441       Dividend income                           $    143,007
                                                                Capital gains distributions                      3,393
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               146,400
                                                                                                         --------------
Net assets                                  $   6,989,441   Expenses:
                                            --------------
                                                                Administrative expense                           5,151
                                                                Mortality and expense risk                      95,295
                                                                Contract maintenance charge                      1,697
                                                                                                         --------------

                                                                                                               102,143
                                                                                                         --------------

                                                            Net investment income                               44,257

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (68,546)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   292,054
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    267,765
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,953,868     $   7,919,151

Net increase (decrease) in net assets resulting from operations                              267,765          (259,557)

Capital shares transactions
   Net premiums                                                                              112,480            90,518
   Transfers of policy loans                                                                     887              (708)
   Transfers of surrenders                                                                  (725,917)         (401,171)
   Transfers of death benefits                                                               (67,931)          (64,331)
   Transfers of other terminations                                                          (402,545)         (333,570)
   Interfund and net transfers to general account                                            850,834             3,536
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (232,192)         (705,726)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       35,573          (965,283)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   6,989,441     $   6,953,868
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       9
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     109,944 shares (cost $15,859,637)      $  22,728,913       Dividend income                           $    333,013
                                                                Capital gains distributions                     20,054
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               353,067
                                                                                                         --------------
Net assets                                  $  22,728,913   Expenses:
                                            --------------
                                                                Administrative expense                          17,140
                                                                Mortality and expense risk                     304,724
                                                                Contract maintenance charge                      7,265
                                                                                                         --------------

                                                                                                               329,129
                                                                                                         --------------

                                                            Net investment income                               23,938

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                2,432,561
                                                            Change in net unrealized appreciation on
                                                                 investments                                   102,209
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   2,558,708
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  23,722,320     $  20,822,020

Net increase in net assets resulting from operations                                       2,558,708         5,866,240

Capital shares transactions
   Net premiums                                                                              526,952           386,540
   Transfers of policy loans                                                                  (2,941)           (4,352)
   Transfers of surrenders                                                                (2,092,416)       (2,006,882)
   Transfers of death benefits                                                              (255,914)         (205,052)
   Transfers of other terminations                                                          (899,931)         (645,540)
   Interfund and net transfers to general account                                           (827,865)         (490,654)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (3,552,115)       (2,965,940)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (993,407)        2,900,300
                                                                                       --------------    --------------

Net assets at end of year                                                              $  22,728,913     $  23,722,320
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       10
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     647,091 shares (cost $18,522,365)      $  23,914,931       Dividend income                           $    189,071
                                                                Capital gains distributions                    466,301
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               655,372
                                                                                                         --------------
Net assets                                  $  23,914,931   Expenses:
                                            --------------
                                                                Administrative expense                          17,496
                                                                Mortality and expense risk                     302,910
                                                                Contract maintenance charge                      7,754
                                                                                                         --------------

                                                                                                               328,160
                                                                                                         --------------

                                                            Net investment income                              327,212

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                1,473,281
                                                            Change in net unrealized appreciation on
                                                                 investments                                   398,684
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   2,199,177
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  22,000,796     $  17,309,661

Net increase in net assets resulting from operations                                       2,199,177         4,973,664

Capital shares transactions
   Net premiums                                                                            3,506,234         1,909,292
   Transfers of policy loans                                                                   1,585            (1,428)
   Transfers of surrenders                                                                (2,984,582)       (1,610,487)
   Transfers of death benefits                                                              (129,281)         (183,930)
   Transfers of other terminations                                                          (657,248)         (586,018)
   Interfund and net transfers to general account                                            (21,750)          190,042
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (285,042)         (282,529)
                                                                                       --------------    --------------

Total increase in net assets                                                               1,914,135         4,691,135
                                                                                       --------------    --------------

Net assets at end of year                                                              $  23,914,931     $  22,000,796
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       11
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     44,226 shares (cost $600,722)           $    845,115       Dividend income                            $     8,712
                                                                Capital gains distributions                        669
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 9,381
                                                                                                         --------------
Net assets                                   $    845,115   Expenses:
                                            --------------
                                                                Administrative expense                           1,162
                                                                Mortality and expense risk                      11,694
                                                                Contract maintenance charge                        800
                                                                                                         --------------

                                                                                                                13,656
                                                                                                         --------------

                                                            Net investment loss                                 (4,275)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   45,689
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (6,339)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    35,075
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    873,314      $    886,800

Net increase in net assets resulting from operations                                          35,075           155,369

Capital shares transactions
   Net premiums                                                                               17,581            19,123
   Transfers of policy loans                                                                    (568)             (541)
   Transfers of surrenders                                                                   (65,015)         (170,827)
   Transfers of death benefits                                                                (9,346)                -
   Transfers of other terminations                                                           (40,442)          (26,079)
   Interfund and net transfers to general account                                             34,516             9,469
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (63,274)         (168,855)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (28,199)          (13,486)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    845,115      $    873,314
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       12
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     233,942 shares (cost $3,667,948)       $   3,912,525       Dividend income                            $    52,225
                                                                Capital gains distributions                    534,610
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               586,835
                                                                                                         --------------
Net assets                                  $   3,912,525   Expenses:
                                            --------------
                                                                Administrative expense                           2,891
                                                                Mortality and expense risk                      54,577
                                                                Contract maintenance charge                        968
                                                                                                         --------------

                                                                                                                58,436
                                                                                                         --------------

                                                            Net investment income                              528,399

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  235,501
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (419,515)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    344,385
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,094,705     $   3,239,466

Net increase in net assets resulting from operations                                         344,385           600,250

Capital shares transactions
   Net premiums                                                                               60,623            69,264
   Transfers of policy loans                                                                     839              (284)
   Transfers of surrenders                                                                  (666,305)         (160,658)
   Transfers of death benefits                                                               (59,634)          (13,221)
   Transfers of other terminations                                                          (162,279)         (126,976)
   Interfund and net transfers to general account                                            300,191           486,864
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (526,565)          254,989
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (182,180)          855,239
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,912,525     $   4,094,705
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     129,094 shares (cost $1,989,856)       $   2,670,633       Dividend income                            $    44,391
                                                                Capital gains distributions                        684
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                45,075
                                                                                                         --------------
Net assets                                  $   2,670,633   Expenses:
                                            --------------
                                                                Administrative expense                           3,137
                                                                Mortality and expense risk                      33,239
                                                                Contract maintenance charge                      1,785
                                                                                                         --------------

                                                                                                                38,161
                                                                                                         --------------

                                                            Net investment income                                6,914

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  211,552
                                                            Change in net unrealized appreciation on
                                                                 investments                                    11,627
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    230,093
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,585,024     $   1,988,408

Net increase in net assets resulting from operations                                         230,093           636,753

Capital shares transactions
   Net premiums                                                                               65,178            50,458
   Transfers of policy loans                                                                     509              (252)
   Transfers of surrenders                                                                  (317,516)         (166,148)
   Transfers of death benefits                                                                (9,189)          (31,337)
   Transfers of other terminations                                                          (119,849)          (64,190)
   Interfund and net transfers to general account                                            236,383           171,332
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (144,484)          (40,137)
                                                                                       --------------    --------------

Total increase in net assets                                                                  85,609           596,616
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,670,633     $   2,585,024
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     74,636 shares (cost $1,864,215)        $   2,493,565       Dividend income                            $     3,639
                                                                Capital gains distributions                      2,043
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 5,682
                                                                                                         --------------
Net assets                                  $   2,493,565   Expenses:
                                            --------------
                                                                Administrative expense                           2,896
                                                                Mortality and expense risk                      33,145
                                                                Contract maintenance charge                      1,407
                                                                                                         --------------

                                                                                                                37,448
                                                                                                         --------------

                                                            Net investment loss                                (31,766)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  224,091
                                                            Change in net unrealized appreciation on
                                                                 investments                                    19,348
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    211,673
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,540,928     $   2,241,613

Net increase in net assets resulting from operations                                         211,673           716,815

Capital shares transactions
   Net premiums                                                                              155,706            28,174
   Transfers of policy loans                                                                      28                (1)
   Transfers of surrenders                                                                  (173,469)         (375,437)
   Transfers of death benefits                                                               (12,467)          (37,829)
   Transfers of other terminations                                                           (68,140)         (111,142)
   Interfund and net transfers to general account                                           (160,694)           78,735
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (259,036)         (417,500)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (47,363)          299,315
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,493,565     $   2,540,928
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     139,843 shares (cost $1,991,147)       $   2,136,806       Dividend income                            $    17,068
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                17,068
                                                                                                         --------------
Net assets                                  $   2,136,806   Expenses:
                                            --------------
                                                                Administrative expense                             315
                                                                Mortality and expense risk                      24,184
                                                                Contract maintenance charge                         98
                                                                                                         --------------

                                                                                                                24,597
                                                                                                         --------------

                                                            Net investment loss                                 (7,529)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  294,699
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (170,764)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    116,406
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,558,044     $   1,063,222

Net increase in net assets resulting from operations                                         116,406           355,644

Capital shares transactions
   Net premiums                                                                              730,130           412,027
   Transfers of policy loans                                                                    (135)             (129)
   Transfers of surrenders                                                                  (178,094)          (48,639)
   Transfers of death benefits                                                                (5,529)           (3,509)
   Transfers of other terminations                                                           (98,816)          (38,530)
   Interfund and net transfers to general account                                           (985,200)          817,958
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (537,644)        1,139,178
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (421,238)        1,494,822
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,136,806     $   2,558,044
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Strategic Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     303,412 shares (cost $3,507,534)       $   3,352,705       Dividend income                            $    96,937
                                                                Capital gains distributions                     38,833
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               135,770
                                                                                                         --------------
Net assets                                  $   3,352,705     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      34,332
                                                                Contract maintenance charge                        384
                                                                                                         --------------

                                                                                                                34,716
                                                                                                         --------------

                                                            Net investment income                              101,054

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (11,612)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (74,886)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    14,556
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,761,263      $    387,650

Net increase (decrease) in net assets resulting from operations                               14,556           (13,980)

Capital shares transactions
   Net premiums                                                                            1,663,177         1,397,596
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (59,323)          (99,742)
   Transfers of death benefits                                                              (223,903)                -
   Transfers of other terminations                                                          (139,848)          (67,140)
   Interfund and net transfers to general account                                            336,783           156,879
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,576,886         1,387,593
                                                                                       --------------    --------------

Total increase in net assets                                                               1,591,442         1,373,613
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,352,705     $   1,761,263
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       17

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Emerging Markets Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     62,756 shares (cost $557,561)           $    572,334       Dividend income                             $      758
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   758
                                                                                                         --------------
Net assets                                   $    572,334     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,427
                                                                Contract maintenance charge                         38
                                                                                                         --------------

                                                                                                                 6,465
                                                                                                         --------------

                                                            Net investment loss                                 (5,707)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,239
                                                            Change in net unrealized appreciation on
                                                                 investments                                     7,424
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     2,956
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    266,234       $     6,039

Net increase in net assets resulting from operations                                           2,956             7,476

Capital shares transactions
   Net premiums                                                                              177,908           263,825
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (5,114)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,780)           (3,880)
   Interfund and net transfers to general account                                            134,130            (7,226)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              303,144           252,719
                                                                                       --------------    --------------

Total increase in net assets                                                                 306,100           260,195
                                                                                       --------------    --------------

Net assets at end of year                                                               $    572,334      $    266,234
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       18

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     504,395 shares (cost $9,304,138)       $   9,820,565       Dividend income                           $    137,326
                                                                Capital gains distributions                    483,472
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               620,798
                                                                                                         --------------
Net assets                                  $   9,820,565     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      84,040
                                                                Contract maintenance charge                        883
                                                                                                         --------------

                                                                                                                84,923
                                                                                                         --------------

                                                            Net investment income                              535,875

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   56,757
                                                            Change in net unrealized appreciation on
                                                                 investments                                   864,075
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   1,456,707
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,450,879      $    395,205

Net increase (decrease) in net assets resulting from operations                            1,456,707          (172,031)

Capital shares transactions
   Net premiums                                                                            5,177,433         3,405,249
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (444,167)          (24,930)
   Transfers of death benefits                                                              (110,228)                -
   Transfers of other terminations                                                          (516,003)         (112,812)
   Interfund and net transfers to general account                                            805,944           (39,802)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            4,912,979         3,227,705
                                                                                       --------------    --------------

Total increase in net assets                                                               6,369,686         3,055,674
                                                                                       --------------    --------------

Net assets at end of year                                                              $   9,820,565     $   3,450,879
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       19

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     75,094 shares (cost $920,359)           $    927,407       Dividend income                            $     9,155
                                                                Capital gains distributions                      6,918
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                16,073
                                                                                                         --------------
Net assets                                   $    927,407     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       8,472
                                                                Contract maintenance charge                         48
                                                                                                         --------------

                                                                                                                 8,520
                                                                                                         --------------

                                                            Net investment income                                7,553

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    9,509
                                                            Change in net unrealized appreciation on
                                                                 investments                                     1,579
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    18,641
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    294,996       $    25,624

Net increase in net assets resulting from operations                                          18,641            11,472

Capital shares transactions
   Net premiums                                                                              507,427           286,316
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,488)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (96,082)           (1,053)
   Interfund and net transfers to general account                                            212,913           (27,363)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              613,770           257,900
                                                                                       --------------    --------------

Total increase in net assets                                                                 632,411           269,372
                                                                                       --------------    --------------

Net assets at end of year                                                               $    927,407      $    294,996
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       20

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,027 shares (cost $147,574)           $    148,773       Dividend income                            $     1,489
                                                                Capital gains distributions                      1,146
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,635
                                                                                                         --------------
Net assets                                   $    148,773     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,393
                                                                Contract maintenance charge                          8
                                                                                                         --------------

                                                                                                                 1,401
                                                                                                         --------------

                                                            Net investment income                                1,234

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    3,164
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (172)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     4,226
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    26,668         $       -

Net increase in net assets resulting from operations                                           4,226             1,788

Capital shares transactions
   Net premiums                                                                              130,600            18,595
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (8,069)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (1,745)           (1,144)
   Interfund and net transfers to general account                                             (2,907)            7,429
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              117,879            24,880
                                                                                       --------------    --------------

Total increase in net assets                                                                 122,105            26,668
                                                                                       --------------    --------------

Net assets at end of year                                                               $    148,773       $    26,668
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       21

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     16,886 shares (cost $205,887)           $    209,559       Dividend income                            $     2,880
                                                                Capital gains distributions                      3,391
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 6,271
                                                                                                         --------------
Net assets                                   $    209,559     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,043
                                                                Contract maintenance charge                         51
                                                                                                         --------------

                                                                                                                 5,094
                                                                                                         --------------

                                                            Net investment income                                1,177

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   11,379
                                                            Change in net unrealized appreciation on
                                                                 investments                                     1,754
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    14,310
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    112,333         $       -

Net increase in net assets resulting from operations                                          14,310             2,729

Capital shares transactions
   Net premiums                                                                              363,745            46,277
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (22,153)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                           (258,676)           63,327
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               82,916           109,604
                                                                                       --------------    --------------

Total increase in net assets                                                                  97,226           112,333
                                                                                       --------------    --------------

Net assets at end of year                                                               $    209,559      $    112,333
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       22

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Money Market Portfolio Service Class 2
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     5,157,828 shares (cost $5,157,829)     $   5,157,829       Dividend income                             $      742
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   742
                                                                                                         --------------
Net assets                                  $   5,157,829     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     100,218
                                                                Contract maintenance charge                        664
                                                                                                         --------------

                                                                                                               100,882
                                                                                                         --------------

                                                            Net investment loss                               (100,140)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (100,140)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   8,842,912     $   1,130,154

Net decrease in net assets resulting from operations                                        (100,140)          (72,831)

Capital shares transactions
   Net premiums                                                                           10,597,208        12,682,305
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                (1,122,436)         (238,916)
   Transfers of death benefits                                                              (308,156)                -
   Transfers of other terminations                                                          (524,163)         (200,279)
   Interfund and net transfers to general account                                        (12,227,396)       (4,457,521)
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (3,584,943)        7,785,589
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (3,685,083)        7,712,758
                                                                                       --------------    --------------

Net assets at end of year                                                              $   5,157,829     $   8,842,912
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Balanced Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     404,154 shares (cost $2,993,962)       $   3,221,109       Dividend income                            $    40,149
                                                                Capital gains distributions                    241,390
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               281,539
                                                                                                         --------------
Net assets                                  $   3,221,109   Expenses:
                                            --------------
                                                                Administrative expense                           1,030
                                                                Mortality and expense risk                      32,363
                                                                Contract maintenance charge                        247
                                                                                                         --------------

                                                                                                                33,640
                                                                                                         --------------

                                                            Net investment income                              247,899

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  214,242
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (266,214)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    195,927
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,783,786     $   2,304,320

Net increase in net assets resulting from operations                                         195,927           359,567

Capital shares transactions
   Net premiums                                                                               12,423            14,412
   Transfers of policy loans                                                                     123              (163)
   Transfers of surrenders                                                                  (516,025)         (127,483)
   Transfers of death benefits                                                               (82,156)          (13,252)
   Transfers of other terminations                                                           (92,855)          (74,530)
   Interfund and net transfers to general account                                            919,886           320,915
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              241,396           119,899
                                                                                       --------------    --------------

Total increase in net assets                                                                 437,323           479,466
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,221,109     $   2,783,786
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     160,863 shares (cost $2,570,316)       $   2,528,765       Dividend income                              $       -
                                                                Capital gains distributions                    547,562
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               547,562
                                                                                                         --------------
Net assets                                  $   2,528,765   Expenses:
                                            --------------
                                                                Administrative expense                           2,557
                                                                Mortality and expense risk                      38,380
                                                                Contract maintenance charge                      1,106
                                                                                                         --------------

                                                                                                                42,043
                                                                                                         --------------

                                                            Net investment income                              505,519

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   50,318
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (526,640)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    29,197
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,908,704     $   2,483,522

Net increase in net assets resulting from operations                                          29,197           695,918

Capital shares transactions
   Net premiums                                                                               44,083            76,811
   Transfers of policy loans                                                                   1,591             1,307
   Transfers of surrenders                                                                  (264,547)         (263,205)
   Transfers of death benefits                                                               (44,399)          (40,886)
   Transfers of other terminations                                                           (95,181)          (85,723)
   Interfund and net transfers to general account                                            (50,683)           40,960
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (409,136)         (270,736)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (379,939)          425,182
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,528,765     $   2,908,704
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - International Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     512,948 shares (cost $4,738,529)       $   5,115,572       Dividend income                            $    98,817
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                98,817
                                                                                                         --------------
Net assets                                  $   5,115,572   Expenses:
                                            --------------
                                                                Administrative expense                           4,559
                                                                Mortality and expense risk                      83,055
                                                                Contract maintenance charge                      1,157
                                                                                                         --------------

                                                                                                                88,771
                                                                                                         --------------

                                                            Net investment income                               10,046

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  465,957
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (904,120)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (428,117)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,781,497     $   7,834,931

Net (decrease) increase in net assets resulting from operations                             (428,117)        1,264,812

Capital shares transactions
   Net premiums                                                                              156,346            69,867
   Transfers of policy loans                                                                     553             2,898
   Transfers of surrenders                                                                  (845,750)         (771,142)
   Transfers of death benefits                                                               (52,035)          (53,857)
   Transfers of other terminations                                                          (247,543)         (271,331)
   Interfund and net transfers to general account                                           (249,379)       (1,294,681)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (1,237,808)       (2,318,246)
                                                                                       --------------    --------------

Total decrease in net assets                                                              (1,665,925)       (1,053,434)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   5,115,572     $   6,781,497
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       26

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,280,255 shares (cost $18,239,307)    $  21,477,646       Dividend income                           $    242,213
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               242,213
                                                                                                         --------------
Net assets                                  $  21,477,646   Expenses:
                                            --------------
                                                                Administrative expense                           6,475
                                                                Mortality and expense risk                     230,030
                                                                Contract maintenance charge                      2,306
                                                                                                         --------------

                                                                                                               238,811
                                                                                                         --------------

                                                            Net investment income                                3,402

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                1,213,644
                                                            Change in net unrealized appreciation on
                                                                 investments                                   690,029
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   1,907,075
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  13,095,527     $   9,777,528

Net increase in net assets resulting from operations                                       1,907,075         2,811,997

Capital shares transactions
   Net premiums                                                                            8,326,491         2,477,615
   Transfers of policy loans                                                                    (925)             (932)
   Transfers of surrenders                                                                (1,283,588)       (1,201,075)
   Transfers of death benefits                                                              (212,360)         (143,670)
   Transfers of other terminations                                                          (752,809)         (436,795)
   Interfund and net transfers to general account                                            398,235          (189,141)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            6,475,044           506,002
                                                                                       --------------    --------------

Total increase in net assets                                                               8,382,119         3,317,999
                                                                                       --------------    --------------

Net assets at end of year                                                              $  21,477,646     $  13,095,527
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       27

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     313,512 shares (cost $2,949,037)       $   3,171,821       Dividend income                            $    48,339
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                48,339
                                                                                                         --------------
Net assets                                  $   3,171,821   Expenses:
                                            --------------
                                                                Administrative expense                           1,971
                                                                Mortality and expense risk                      48,687
                                                                Contract maintenance charge                        447
                                                                                                         --------------

                                                                                                                51,105
                                                                                                         --------------

                                                            Net investment loss                                 (2,766)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  306,731
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (93,299)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    210,666
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,216,226     $   1,358,597

Net increase in net assets resulting from operations                                         210,666           578,784

Capital shares transactions
   Net premiums                                                                              104,209            49,682
   Transfers of policy loans                                                                     (92)             (112)
   Transfers of surrenders                                                                  (328,908)         (170,286)
   Transfers of death benefits                                                               (19,296)          (16,959)
   Transfers of other terminations                                                           (74,378)          (86,007)
   Interfund and net transfers to general account                                             63,394         1,502,527
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (255,071)        1,278,845
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (44,405)        1,857,629
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,171,821     $   3,216,226
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       28

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     797,402 shares (cost $8,966,864)       $   8,285,007       Dividend income                           $    112,965
                                                                Capital gains distributions                    216,668
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               329,633
                                                                                                         --------------
Net assets                                  $   8,285,007   Expenses:
                                            --------------
                                                                Administrative expense                           2,097
                                                                Mortality and expense risk                     117,005
                                                                Contract maintenance charge                         72
                                                                                                         --------------

                                                                                                               119,174
                                                                                                         --------------

                                                            Net investment income                              210,459

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (177,229)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   129,076
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    162,306
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   8,238,451     $  10,034,845

Net increase (decrease) in net assets resulting from operations                              162,306          (986,299)

Capital shares transactions
   Net premiums                                                                              412,850           837,538
   Transfers of policy loans                                                                   1,059              (104)
   Transfers of surrenders                                                                  (664,416)         (781,764)
   Transfers of death benefits                                                              (130,026)         (380,962)
   Transfers of other terminations                                                          (371,803)         (333,395)
   Interfund and net transfers to general account                                            636,586          (151,408)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (115,750)         (810,095)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       46,556        (1,796,394)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   8,285,007     $   8,238,451
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       29

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     102,544 shares (cost $1,430,010)       $   1,581,226       Dividend income                            $    19,386
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                19,386
                                                                                                         --------------
Net assets                                  $   1,581,226   Expenses:
                                            --------------
                                                                Administrative expense                             548
                                                                Mortality and expense risk                      32,825
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                33,373
                                                                                                         --------------

                                                            Net investment loss                                (13,987)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  210,381
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (18,674)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    177,720
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,443,283      $    791,069

Net increase in net assets resulting from operations                                         177,720           368,087

Capital shares transactions
   Net premiums                                                                               39,306            67,948
   Transfers of policy loans                                                                       -                86
   Transfers of surrenders                                                                  (108,294)         (181,978)
   Transfers of death benefits                                                               (15,973)                -
   Transfers of other terminations                                                           (62,447)          (94,537)
   Interfund and net transfers to general account                                            107,631           492,608
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (39,777)          284,127
                                                                                       --------------    --------------

Total increase in net assets                                                                 137,943           652,214
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,581,226     $   1,443,283
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       30

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     414,739 shares (cost $7,689,800)       $   8,232,560       Dividend income                            $    55,019
                                                                Capital gains distributions                    238,158
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               293,177
                                                                                                         --------------
Net assets                                  $   8,232,560   Expenses:
                                            --------------
                                                                Administrative expense                             416
                                                                Mortality and expense risk                      82,184
                                                                Contract maintenance charge                        512
                                                                                                         --------------

                                                                                                                83,112
                                                                                                         --------------

                                                            Net investment income                              210,065

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  136,405
                                                            Change in net unrealized appreciation on
                                                                 investments                                   359,350
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    705,820
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,979,762      $    965,155

Net increase in net assets resulting from operations                                         705,820           398,205

Capital shares transactions
   Net premiums                                                                            3,202,785         1,310,451
   Transfers of policy loans                                                                      (1)               31
   Transfers of surrenders                                                                  (446,395)         (165,189)
   Transfers of death benefits                                                               (70,530)          (11,862)
   Transfers of other terminations                                                          (260,286)          (89,739)
   Interfund and net transfers to general account                                          2,121,405           572,710
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            4,546,978         1,616,402
                                                                                       --------------    --------------

Total increase in net assets                                                               5,252,798         2,014,607
                                                                                       --------------    --------------

Net assets at end of year                                                              $   8,232,560     $   2,979,762
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       31

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Ultra Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     157,862 shares (cost $2,410,162)       $   2,511,586       Dividend income                            $     1,822
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,822
                                                                                                         --------------
Net assets                                  $   2,511,586   Expenses:
                                            --------------
                                                                Administrative expense                             317
                                                                Mortality and expense risk                      31,213
                                                                Contract maintenance charge                         13
                                                                                                         --------------

                                                                                                                31,543
                                                                                                         --------------

                                                            Net investment loss                                (29,721)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  210,744
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (103,647)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    77,376
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,611,682      $    276,642

Net increase in net assets resulting from operations                                          77,376           280,265

Capital shares transactions
   Net premiums                                                                              176,080           168,937
   Transfers of policy loans                                                                       -                23
   Transfers of surrenders                                                                   (54,811)         (232,434)
   Transfers of death benefits                                                                (8,848)           (3,520)
   Transfers of other terminations                                                           (51,048)          (75,691)
   Interfund and net transfers to general account                                            761,155         1,197,460
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              822,528         1,054,775
                                                                                       --------------    --------------

Total increase in net assets                                                                 899,904         1,335,040
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,511,586     $   1,611,682
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       32

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Research Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     20,375 shares (cost $399,972)           $    592,046       Dividend income                            $     4,521
                                                                Capital gains distributions                     43,649
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                48,170
                                                                                                         --------------
Net assets                                   $    592,046   Expenses:
                                            --------------
                                                                Administrative expense                             784
                                                                Mortality and expense risk                       7,725
                                                                Contract maintenance charge                        596
                                                                                                         --------------

                                                                                                                 9,105
                                                                                                         --------------

                                                            Net investment income                               39,065

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   78,977
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (67,557)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    50,485
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    635,309      $    547,633

Net increase in net assets resulting from operations                                          50,485           156,850

Capital shares transactions
   Net premiums                                                                               66,128            21,666
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (116,667)          (95,525)
   Transfers of death benefits                                                                     -            (7,351)
   Transfers of other terminations                                                            (8,601)           (5,126)
   Interfund and net transfers to general account                                            (34,608)           17,162
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (93,748)          (69,174)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (43,263)           87,676
                                                                                       --------------    --------------

Net assets at end of year                                                               $    592,046      $    635,309
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       33

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Growth Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     33,989 shares (cost $886,904)          $   1,345,663       Dividend income                            $     1,167
                                                                Capital gains distributions                     89,014
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                90,181
                                                                                                         --------------
Net assets                                  $   1,345,663   Expenses:
                                            --------------
                                                                Administrative expense                           1,988
                                                                Mortality and expense risk                      21,062
                                                                Contract maintenance charge                      1,511
                                                                                                         --------------

                                                                                                                24,561
                                                                                                         --------------

                                                            Net investment income                               65,620

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  246,965
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (178,857)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    133,728
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,293,636     $   1,204,840

Net increase in net assets resulting from operations                                         133,728           409,279

Capital shares transactions
   Net premiums                                                                               57,491            15,278
   Transfers of policy loans                                                                     120              (694)
   Transfers of surrenders                                                                  (179,646)         (170,892)
   Transfers of death benefits                                                               (14,098)           (6,103)
   Transfers of other terminations                                                           (47,748)          (39,965)
   Interfund and net transfers to general account                                           (897,820)          881,893
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (1,081,701)          679,517
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (947,973)        1,088,796
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,345,663     $   2,293,636
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       34

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     63,739 shares (cost $1,893,944)        $   1,924,122       Dividend income                            $     2,972
                                                                Capital gains distributions                     25,549
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                28,521
                                                                                                         --------------
Net assets                                  $   1,924,122   Expenses:
                                            --------------
                                                                Administrative expense                             434
                                                                Mortality and expense risk                       5,073
                                                                Contract maintenance charge                        276
                                                                                                         --------------

                                                                                                                 5,783
                                                                                                         --------------

                                                            Net investment income                               22,738

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   70,684
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (84,982)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     8,440
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    362,046      $    272,787

Net increase in net assets resulting from operations                                           8,440            82,911

Capital shares transactions
   Net premiums                                                                                  593               378
   Transfers of policy loans                                                                      (2)                -
   Transfers of surrenders                                                                   (34,294)          (18,669)
   Transfers of death benefits                                                                  (295)                -
   Transfers of other terminations                                                           (15,298)           (6,967)
   Interfund and net transfers to general account                                          1,602,932            31,606
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,553,636             6,348
                                                                                       --------------    --------------

Total increase in net assets                                                               1,562,076            89,259
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,924,122      $    362,046
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       35

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     189,355 shares (cost $3,241,341)       $   3,002,645       Dividend income                              $       -
                                                                Capital gains distributions                    734,321
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               734,321
                                                                                                         --------------
Net assets                                  $   3,002,645   Expenses:
                                            --------------
                                                                Administrative expense                           3,417
                                                                Mortality and expense risk                      44,306
                                                                Contract maintenance charge                      1,210
                                                                                                         --------------

                                                                                                                48,933
                                                                                                         --------------

                                                            Net investment income                              685,388

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (31,364)
                                                            Change in net unrealized depreciation on
                                                                 investments                                (1,011,583)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (357,559)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,326,152     $   2,775,785

Net (decrease) increase in net assets resulting from operations                             (357,559)        1,111,648

Capital shares transactions
   Net premiums                                                                              160,340           154,435
   Transfers of policy loans                                                                     463             1,010
   Transfers of surrenders                                                                  (625,564)         (439,771)
   Transfers of death benefits                                                               (17,110)          (13,647)
   Transfers of other terminations                                                          (120,484)         (100,955)
   Interfund and net transfers to general account                                            636,407          (162,353)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    34,052          (561,281)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (323,507)          550,367
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,002,645     $   3,326,152
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       36

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     78,628 shares (cost $914,109)           $    914,440       Dividend income                            $    16,184
                                                                Capital gains distributions                      1,168
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                17,352
                                                                                                         --------------
Net assets                                   $    914,440     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,951
                                                                Contract maintenance charge                         37
                                                                                                         --------------

                                                                                                                 5,988
                                                                                                         --------------

                                                            Net investment income                               11,364

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (2,457)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     4,312
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    13,219
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    243,125       $     9,815

Net increase (decrease) in net assets resulting from operations                               13,219           (11,174)

Capital shares transactions
   Net premiums                                                                              517,416           518,947
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,067)          (86,765)
   Transfers of death benefits                                                               (30,909)                -
   Transfers of other terminations                                                           (21,758)          (23,465)
   Interfund and net transfers to general account                                            203,414          (164,233)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              658,096           244,484
                                                                                       --------------    --------------

Total increase in net assets                                                                 671,315           233,310
                                                                                       --------------    --------------

Net assets at end of year                                                               $    914,440      $    243,125
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       37

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     16,080 shares (cost $227,065)           $    212,897       Dividend income                            $     1,620
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,620
                                                                                                         --------------
Net assets                                   $    212,897     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       4,723
                                                                Contract maintenance charge                         22
                                                                                                         --------------

                                                                                                                 4,745
                                                                                                         --------------

                                                            Net investment loss                                 (3,125)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (18,771)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (5,761)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (27,657)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    270,944         $       -

Net decrease in net assets resulting from operations                                         (27,657)          (11,099)

Capital shares transactions
   Net premiums                                                                              158,973           279,510
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (41,684)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,171)             (653)
   Interfund and net transfers to general account                                           (145,508)            3,186
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (30,390)          282,043
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (58,047)          270,944
                                                                                       --------------    --------------

Net assets at end of year                                                               $    212,897      $    270,944
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       38

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Technology Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,842 shares (cost $135,981)           $    143,829       Dividend income                             $      674
                                                                Capital gains distributions                        427
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,101
                                                                                                         --------------
Net assets                                   $    143,829     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         728
                                                                Contract maintenance charge                         16
                                                                                                         --------------

                                                                                                                   744
                                                                                                         --------------

                                                            Net investment income                                  357

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                      832
                                                            Change in net unrealized appreciation on
                                                                 investments                                     4,061
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     5,250
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    30,113       $     1,519

Net increase in net assets resulting from operations                                           5,250             3,764

Capital shares transactions
   Net premiums                                                                               89,268            24,982
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,349)                -
   Interfund and net transfers to general account                                             21,547              (152)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              108,466            24,830
                                                                                       --------------    --------------

Total increase in net assets                                                                 113,716            28,594
                                                                                       --------------    --------------

Net assets at end of year                                                               $    143,829       $    30,113
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       39

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     39,365 shares (cost $622,680)           $    638,493       Dividend income                            $    13,909
                                                                Capital gains distributions                        677
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                14,586
                                                                                                         --------------
Net assets                                   $    638,493     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       7,237
                                                                Contract maintenance charge                         42
                                                                                                         --------------

                                                                                                                 7,279
                                                                                                         --------------

                                                            Net investment income                                7,307

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    3,174
                                                            Change in net unrealized appreciation on
                                                                 investments                                     3,379
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    13,860
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    480,178      $    143,346

Net increase in net assets resulting from operations                                          13,860            24,287

Capital shares transactions
   Net premiums                                                                              170,247           436,564
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (12,149)           (9,341)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,277)           (4,021)
   Interfund and net transfers to general account                                             (7,366)         (110,657)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              144,455           312,545
                                                                                       --------------    --------------

Total increase in net assets                                                                 158,315           336,832
                                                                                       --------------    --------------

Net assets at end of year                                                               $    638,493      $    480,178
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       40

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     90,225 shares (cost $1,940,981)        $   1,934,426       Dividend income                            $    35,444
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                35,444
                                                                                                         --------------
Net assets                                  $   1,934,426     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      24,190
                                                                Contract maintenance charge                        136
                                                                                                         --------------

                                                                                                                24,326
                                                                                                         --------------

                                                            Net investment income                               11,118

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   75,301
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (97,880)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (11,461)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,375,984       $    86,105

Net (decrease) increase in net assets resulting from operations                              (11,461)          107,401

Capital shares transactions
   Net premiums                                                                            1,072,369         1,429,576
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (39,609)           (9,394)
   Transfers of death benefits                                                               (51,245)                -
   Transfers of other terminations                                                           (40,951)           (8,039)
   Interfund and net transfers to general account                                           (370,661)         (229,665)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              569,903         1,182,478
                                                                                       --------------    --------------

Total increase in net assets                                                                 558,442         1,289,879
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,934,426     $   1,375,984
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       41

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                           $    187,450
                                                                Capital gains distributions                    330,796
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               518,246
                                                                                                         --------------
Net assets                                      $       -     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      21,737
                                                                Contract maintenance charge                        182
                                                                                                         --------------

                                                                                                                21,919
                                                                                                         --------------

                                                            Net investment income                              496,327

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (311,119)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    15,893
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    201,101
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,825,941       $    88,847

Net increase in net assets resulting from operations                                         201,101            96,618

Capital shares transactions
   Net premiums                                                                            1,437,852         1,355,367
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (29,322)          (23,282)
   Transfers of death benefits                                                               (48,454)                -
   Transfers of other terminations                                                           (26,290)          (50,782)
   Interfund and net transfers to general account                                         (3,360,828)          359,173
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (2,027,042)        1,640,476
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (1,825,941)        1,737,094
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -     $   1,825,941
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       42

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Series Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     124,307 shares (cost $4,288,458)       $   4,161,781       Dividend income                            $    69,620
                                                                Capital gains distributions                    134,194
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               203,814
                                                                                                         --------------
Net assets                                  $   4,161,781     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      21,036
                                                                Contract maintenance charge                        171
                                                                                                         --------------

                                                                                                                21,207
                                                                                                         --------------

                                                            Net investment income                              182,607

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (12,921)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (126,676)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    43,010
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                          43,010                 -

Capital shares transactions
   Net premiums                                                                            1,002,430                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (397,873)                -
   Transfers of death benefits                                                               (17,745)                -
   Transfers of other terminations                                                          (106,534)                -
   Interfund and net transfers to general account                                          3,638,493                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            4,118,771                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               4,161,781                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,161,781         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       43

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Portfolio Service Class
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                              $       -
                                                                Capital gains distributions                    190,940
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               190,940
                                                                                                         --------------
Net assets                                      $       -     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       4,567
                                                                Contract maintenance charge                         22
                                                                                                         --------------

                                                                                                                 4,589
                                                                                                         --------------

                                                            Net investment income                              186,351

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                (173,582)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (67,140)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (54,371)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    523,148       $     6,355

Net (decrease) increase in net assets resulting from operations                              (54,371)           83,933

Capital shares transactions
   Net premiums                                                                              170,250           439,701
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -            (1,428)
   Transfers of death benefits                                                                (2,505)                -
   Transfers of other terminations                                                           (13,796)          (45,772)
   Interfund and net transfers to general account                                           (622,726)           40,359
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (468,777)          432,860
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (523,148)          516,793
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -      $    523,148
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       44

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     70,970 shares (cost $1,914,729)        $   2,522,274       Dividend income                            $    17,497
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                17,497
                                                                                                         --------------
Net assets                                  $   2,522,274   Expenses:
                                            --------------
                                                                Administrative expense                           2,702
                                                                Mortality and expense risk                      33,199
                                                                Contract maintenance charge                      1,267
                                                                                                         --------------

                                                                                                                37,168
                                                                                                         --------------

                                                            Net investment loss                                (19,671)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  154,020
                                                            Change in net unrealized appreciation on
                                                                 investments                                    27,348
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    161,697
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,542,561     $   2,061,210

Net increase in net assets resulting from operations                                         161,697           665,062

Capital shares transactions
   Net premiums                                                                              113,639            16,500
   Transfers of policy loans                                                                       -               826
   Transfers of surrenders                                                                  (291,548)         (277,223)
   Transfers of death benefits                                                                (9,239)           (5,070)
   Transfers of other terminations                                                          (109,610)          (70,831)
   Interfund and net transfers to general account                                            114,774           152,087
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (181,984)         (183,711)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (20,287)          481,351
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,522,274     $   2,542,561
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       45

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     180,951 shares (cost $3,286,239)       $   4,708,337       Dividend income                            $    20,239
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                20,239
                                                                                                         --------------
Net assets                                  $   4,708,337   Expenses:
                                            --------------
                                                                Administrative expense                           4,033
                                                                Mortality and expense risk                      63,967
                                                                Contract maintenance charge                      1,313
                                                                                                         --------------

                                                                                                                69,313
                                                                                                         --------------

                                                            Net investment loss                                (49,074)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  551,688
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (38,472)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    464,142
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   5,145,566     $   5,048,204

Net increase in net assets resulting from operations                                         464,142         1,291,244

Capital shares transactions
   Net premiums                                                                              147,994           125,710
   Transfers of policy loans                                                                   2,456             3,154
   Transfers of surrenders                                                                  (662,222)         (935,405)
   Transfers of death benefits                                                               (33,223)          (39,082)
   Transfers of other terminations                                                          (218,849)         (142,283)
   Interfund and net transfers to general account                                           (137,527)         (205,976)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (901,371)       (1,193,882)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (437,229)           97,362
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,708,337     $   5,145,566
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       46

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,283,107 shares (cost $11,013,405)    $  10,354,674       Dividend income                           $    147,657
                                                                Capital gains distributions                  1,525,910
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                             1,673,567
                                                                                                         --------------
Net assets                                  $  10,354,674   Expenses:
                                            --------------
                                                                Administrative expense                           4,643
                                                                Mortality and expense risk                     159,631
                                                                Contract maintenance charge                        395
                                                                                                         --------------

                                                                                                               164,669
                                                                                                         --------------

                                                            Net investment income                            1,508,898

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                1,117,360
                                                            Change in net unrealized depreciation on
                                                                 investments                                (3,446,897)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (820,639)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  13,293,844     $  12,383,333

Net (decrease) increase in net assets resulting from operations                             (820,639)        3,361,563

Capital shares transactions
   Net premiums                                                                              190,399           188,244
   Transfers of policy loans                                                                  (3,295)           (6,167)
   Transfers of surrenders                                                                (1,424,144)       (1,157,220)
   Transfers of death benefits                                                              (125,531)         (104,132)
   Transfers of other terminations                                                          (551,969)         (403,548)
   Interfund and net transfers to general account                                           (203,991)         (968,229)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (2,118,531)       (2,451,052)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,939,170)          910,511
                                                                                       --------------    --------------

Net assets at end of year                                                              $  10,354,674     $  13,293,844
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       47

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     314,678 shares (cost $3,967,215)       $   3,741,516       Dividend income                           $    161,976
                                                                Capital gains distributions                     88,304
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               250,280
                                                                                                         --------------
Net assets                                  $   3,741,516     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      32,022
                                                                Contract maintenance charge                        276
                                                                                                         --------------

                                                                                                                32,298
                                                                                                         --------------

                                                            Net investment income                              217,982

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    2,034
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (190,190)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    29,826
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,146,156       $    20,451

Net increase in net assets resulting from operations                                          29,826            32,016

Capital shares transactions
   Net premiums                                                                            2,605,942           859,019
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (54,368)          (65,510)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (153,183)          (21,272)
   Interfund and net transfers to general account                                            167,143           321,452
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,565,534         1,093,689
                                                                                       --------------    --------------

Total increase in net assets                                                               2,595,360         1,125,705
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,741,516     $   1,146,156
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       48

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     33,046 shares (cost $694,162)           $    614,985       Dividend income                            $     2,685
                                                                Capital gains distributions                    106,692
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               109,377
                                                                                                         --------------
Net assets                                   $    614,985     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       7,799
                                                                Contract maintenance charge                         67
                                                                                                         --------------

                                                                                                                 7,866
                                                                                                         --------------

                                                            Net investment income                              101,511

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    5,438
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (67,079)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    39,870
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    293,099         $       -

Net increase in net assets resulting from operations                                          39,870            21,938

Capital shares transactions
   Net premiums                                                                              832,538           265,556
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (1,465)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (42,854)           (5,182)
   Interfund and net transfers to general account                                           (506,203)           10,787
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              282,016           271,161
                                                                                       --------------    --------------

Total increase in net assets                                                                 321,886           293,099
                                                                                       --------------    --------------

Net assets at end of year                                                               $    614,985      $    293,099
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       49

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     34,857 shares (cost $835,106)           $    852,596       Dividend income                              $       -
                                                                Capital gains distributions                      4,939
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,939
                                                                                                         --------------
Net assets                                   $    852,596     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       9,494
                                                                Contract maintenance charge                         77
                                                                                                         --------------

                                                                                                                 9,571
                                                                                                         --------------

                                                            Net investment loss                                 (4,632)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (2,491)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    31,383
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    24,260
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    447,411         $       -

Net increase in net assets resulting from operations                                          24,260            24,521

Capital shares transactions
   Net premiums                                                                              438,389           403,645
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (40,331)          (16,882)
   Transfers of death benefits                                                               (11,608)                -
   Transfers of other terminations                                                            (6,636)             (459)
   Interfund and net transfers to general account                                              1,111            36,586
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              380,925           422,890
                                                                                       --------------    --------------

Total increase in net assets                                                                 405,185           447,411
                                                                                       --------------    --------------

Net assets at end of year                                                               $    852,596      $    447,411
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       50

Midland National Life Insurance Company
Separate Account C
Alger Fund - LargeCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     151,664 shares (cost $8,438,001)       $   8,910,234       Dividend income                            $    13,945
                                                                Capital gains distributions                  1,412,907
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                             1,426,852
                                                                                                         --------------
Net assets                                  $   8,910,234   Expenses:
                                            --------------
                                                                Administrative expense                           4,983
                                                                Mortality and expense risk                     135,308
                                                                Contract maintenance charge                        470
                                                                                                         --------------

                                                                                                               140,761
                                                                                                         --------------

                                                            Net investment income                            1,286,091

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                2,389,967
                                                            Change in net unrealized depreciation on
                                                                 investments                                (2,722,024)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    954,034
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  11,018,234     $   8,247,573

Net increase in net assets resulting from operations                                         954,034         2,636,047

Capital shares transactions
   Net premiums                                                                              251,520           147,855
   Transfers of policy loans                                                                  (2,399)           (1,998)
   Transfers of surrenders                                                                  (917,730)         (809,198)
   Transfers of death benefits                                                               (96,535)          (84,325)
   Transfers of other terminations                                                          (421,034)         (270,718)
   Interfund and net transfers to general account                                         (1,875,856)        1,152,998
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (3,062,034)          134,614
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,108,000)        2,770,661
                                                                                       --------------    --------------

Net assets at end of year                                                              $   8,910,234     $  11,018,234
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       51

Midland National Life Insurance Company
Separate Account C
Alger Fund - MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     347,775 shares (cost $5,524,199)       $   6,892,899       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   6,892,899   Expenses:
                                            --------------
                                                                Administrative expense                           5,020
                                                                Mortality and expense risk                     103,313
                                                                Contract maintenance charge                        815
                                                                                                         --------------

                                                                                                               109,148
                                                                                                         --------------

                                                            Net investment loss                               (109,148)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                1,304,543
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (844,986)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    350,409
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   7,780,452     $   6,877,224

Net increase in net assets resulting from operations                                         350,409         2,153,157

Capital shares transactions
   Net premiums                                                                              335,646           121,937
   Transfers of policy loans                                                                    (229)           (1,450)
   Transfers of surrenders                                                                (1,105,614)         (628,326)
   Transfers of death benefits                                                               (79,517)          (71,308)
   Transfers of other terminations                                                          (289,265)         (215,439)
   Interfund and net transfers to general account                                            (98,983)         (455,343)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (1,237,962)       (1,249,929)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (887,553)          903,228
                                                                                       --------------    --------------

Net assets at end of year                                                              $   6,892,899     $   7,780,452
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       52

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     52,198 shares (cost $3,637,504)        $   3,724,336       Dividend income                            $     3,367
                                                                Capital gains distributions                    538,305
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               541,672
                                                                                                         --------------
Net assets                                  $   3,724,336   Expenses:
                                            --------------
                                                                Administrative expense                           4,094
                                                                Mortality and expense risk                      57,281
                                                                Contract maintenance charge                      1,252
                                                                                                         --------------

                                                                                                                62,627
                                                                                                         --------------

                                                            Net investment income                              479,045

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  711,431
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (718,686)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    471,790
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,278,603     $   3,805,780

Net increase in net assets resulting from operations                                         471,790         1,224,725

Capital shares transactions
   Net premiums                                                                              184,483            32,977
   Transfers of policy loans                                                                       -               412
   Transfers of surrenders                                                                (1,092,525)         (216,275)
   Transfers of death benefits                                                               (19,799)          (64,403)
   Transfers of other terminations                                                          (101,400)         (134,144)
   Interfund and net transfers to general account                                         (1,996,816)        1,629,531
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (3,026,057)        1,248,098
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,554,267)        2,472,823
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,724,336     $   6,278,603
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       53

Midland National Life Insurance Company
Separate Account C
Alger Fund - SmallCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     34,104 shares (cost $1,004,316)        $   1,014,922       Dividend income                              $       -
                                                                Capital gains distributions                     93,405
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                93,405
                                                                                                         --------------
Net assets                                  $   1,014,922   Expenses:
                                            --------------
                                                                Administrative expense                           1,380
                                                                Mortality and expense risk                      14,144
                                                                Contract maintenance charge                        397
                                                                                                         --------------

                                                                                                                15,921
                                                                                                         --------------

                                                            Net investment income                               77,484

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   48,324
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (143,242)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (17,434)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,359,250     $   1,281,543

Net (decrease) increase in net assets resulting from operations                              (17,434)          374,780

Capital shares transactions
   Net premiums                                                                                4,318             6,017
   Transfers of policy loans                                                                     744               374
   Transfers of surrenders                                                                  (281,980)         (155,569)
   Transfers of death benefits                                                                  (718)                -
   Transfers of other terminations                                                           (26,248)          (32,428)
   Interfund and net transfers to general account                                            (23,010)         (115,467)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (326,894)         (297,073)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (344,328)           77,707
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,014,922     $   1,359,250
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       54

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio Class S
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     198,216 shares (cost $14,350,782)      $  13,692,750       Dividend income                              $       -
                                                                Capital gains distributions                  2,012,243
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                             2,012,243
                                                                                                         --------------
Net assets                                  $  13,692,750     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     124,688
                                                                Contract maintenance charge                      1,330
                                                                                                         --------------

                                                                                                               126,018
                                                                                                         --------------

                                                            Net investment income                            1,886,225

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  133,992
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (893,570)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   1,126,647
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   5,589,602      $    320,684

Net increase in net assets resulting from operations                                       1,126,647           780,339

Capital shares transactions
   Net premiums                                                                            7,796,616         4,730,981
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (434,171)          (26,863)
   Transfers of death benefits                                                              (183,990)                -
   Transfers of other terminations                                                          (512,788)         (187,132)
   Interfund and net transfers to general account                                            310,834           (28,407)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            6,976,501         4,488,579
                                                                                       --------------    --------------

Total increase in net assets                                                               8,103,148         5,268,918
                                                                                       --------------    --------------

Net assets at end of year                                                              $  13,692,750     $   5,589,602
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       55

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     36,384 shares (cost $1,363,174)        $   1,206,847       Dividend income                              $       -
                                                                Capital gains distributions                    227,849
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               227,849
                                                                                                         --------------
Net assets                                  $   1,206,847   Expenses:
                                            --------------
                                                                Administrative expense                             458
                                                                Mortality and expense risk                      20,352
                                                                Contract maintenance charge                         43
                                                                                                         --------------

                                                                                                                20,853
                                                                                                         --------------

                                                            Net investment income                              206,996

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   37,546
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (186,476)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    58,066
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,249,055      $    856,895

Net increase in net assets resulting from operations                                          58,066           315,167

Capital shares transactions
   Net premiums                                                                              120,255           197,916
   Transfers of policy loans                                                                      (1)               30
   Transfers of surrenders                                                                   (71,395)          (56,692)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (42,326)          (44,949)
   Interfund and net transfers to general account                                           (106,807)          (19,312)
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (100,274)           76,993
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (42,208)          392,160
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,206,847     $   1,249,055
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       56

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                            $     1,256
                                                                Capital gains distributions                     83,931
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                85,187
                                                                                                         --------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                              57
                                                                Mortality and expense risk                       5,867
                                                                Contract maintenance charge                          6
                                                                                                         --------------

                                                                                                                 5,930
                                                                                                         --------------

                                                            Net investment income                               79,257

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   41,748
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (127,665)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (6,660)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,219,869      $    758,074

Net (decrease) increase in net assets resulting from operations                               (6,660)          245,678

Capital shares transactions
   Net premiums                                                                               47,555            86,576
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (177,354)           (7,105)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (19,273)          (11,270)
   Interfund and net transfers to general account                                         (1,064,137)          147,916
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (1,213,209)          216,117
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (1,219,869)          461,795
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -     $   1,219,869
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       57

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - S&P 500 Index Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,733 shares (cost $1,165,587)        $   1,213,635       Dividend income                            $    18,916
                                                                Capital gains distributions                    100,231
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               119,147
                                                                                                         --------------
Net assets                                  $   1,213,635   Expenses:
                                            --------------
                                                                Administrative expense                              90
                                                                Mortality and expense risk                      10,809
                                                                Contract maintenance charge                         15
                                                                                                         --------------

                                                                                                                10,914
                                                                                                         --------------

                                                            Net investment income                              108,233

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   41,663
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (54,039)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    95,857
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                          95,857                 -

Capital shares transactions
   Net premiums                                                                               13,751                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (50,886)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (100,440)                -
   Interfund and net transfers to general account                                          1,255,353                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,117,778                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               1,213,635                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,213,635         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       58

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Technology Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     26,151 shares (cost $472,522)           $    516,489       Dividend income                              $       -
                                                                Capital gains distributions                     37,431
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                37,431
                                                                                                         --------------
Net assets                                   $    516,489   Expenses:
                                            --------------
                                                                Administrative expense                             268
                                                                Mortality and expense risk                       6,301
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,569
                                                                                                         --------------

                                                            Net investment income                               30,862

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   29,202
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (19,128)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    40,936
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    499,465      $    529,133

Net increase in net assets resulting from operations                                          40,936           105,651

Capital shares transactions
   Net premiums                                                                                6,038             6,347
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (26,585)         (108,715)
   Transfers of death benefits                                                                (8,568)                -
   Transfers of other terminations                                                           (15,032)          (15,038)
   Interfund and net transfers to general account                                             20,235           (17,913)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (23,912)         (135,319)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       17,024           (29,668)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    516,489      $    499,465
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       59

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Utilities Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     100,603 shares (cost $1,719,550)       $   1,913,469       Dividend income                            $    53,200
                                                                Capital gains distributions                     87,012
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               140,212
                                                                                                         --------------
Net assets                                  $   1,913,469   Expenses:
                                            --------------
                                                                Administrative expense                             671
                                                                Mortality and expense risk                      23,761
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                24,432
                                                                                                         --------------

                                                            Net investment income                              115,780

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   60,619
                                                            Change in net unrealized appreciation on
                                                                 investments                                    99,954
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    276,353
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,416,087     $   1,338,589

Net increase in net assets resulting from operations                                         276,353           121,933

Capital shares transactions
   Net premiums                                                                               38,115            23,475
   Transfers of policy loans                                                                   2,503               149
   Transfers of surrenders                                                                   (46,923)          (57,835)
   Transfers of death benefits                                                                     -            (1,071)
   Transfers of other terminations                                                           (49,462)          (42,911)
   Interfund and net transfers to general account                                            276,796            33,758
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   221,029           (44,435)
                                                                                       --------------    --------------

Total increase in net assets                                                                 497,382            77,498
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,913,469     $   1,416,087
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       60

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Diversified Dividend Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     68,334 shares (cost $1,511,837)        $   1,586,036       Dividend income                            $    64,769
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                64,769
                                                                                                         --------------
Net assets                                  $   1,586,036   Expenses:
                                            --------------
                                                                Administrative expense                             717
                                                                Mortality and expense risk                      13,997
                                                                Contract maintenance charge                         50
                                                                                                         --------------

                                                                                                                14,764
                                                                                                         --------------

                                                            Net investment income                               50,005

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (105,085)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     2,950
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (52,130)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    556,521      $    546,170

Net (decrease) increase in net assets resulting from operations                              (52,130)          250,709

Capital shares transactions
   Net premiums                                                                               87,322            11,121
   Transfers of policy loans                                                                     122              (516)
   Transfers of surrenders                                                                   (51,600)          (87,553)
   Transfers of death benefits                                                                     -            (2,917)
   Transfers of other terminations                                                           (17,162)          (49,203)
   Interfund and net transfers to general account                                          1,062,963          (111,290)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                 1,081,645          (240,358)
                                                                                       --------------    --------------

Total increase in net assets                                                               1,029,515            10,351
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,586,036      $    556,521
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       61

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     61,942 shares (cost $1,706,216)        $   2,092,394       Dividend income                              $       -
                                                                Capital gains distributions                     67,629
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                67,629
                                                                                                         --------------
Net assets                                  $   2,092,394   Expenses:
                                            --------------
                                                                Administrative expense                             863
                                                                Mortality and expense risk                      23,741
                                                                Contract maintenance charge                         82
                                                                                                         --------------

                                                                                                                24,686
                                                                                                         --------------

                                                            Net investment income                               42,943

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  276,471
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (35,509)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    283,905
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,561,425     $   1,046,351

Net increase in net assets resulting from operations                                         283,905           403,611

Capital shares transactions
   Net premiums                                                                              162,993            29,764
   Transfers of policy loans                                                                   3,594             1,367
   Transfers of surrenders                                                                  (298,850)         (156,163)
   Transfers of death benefits                                                                     -           (10,946)
   Transfers of other terminations                                                           (38,322)          (31,705)
   Interfund and net transfers to general account                                            417,649           279,146
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              247,064           111,463
                                                                                       --------------    --------------

Total increase in net assets                                                                 530,969           515,074
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,092,394     $   1,561,425
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       62

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     34,901 shares (cost $559,316)           $    585,994       Dividend income                            $     6,813
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 6,813
                                                                                                         --------------
Net assets                                   $    585,994   Expenses:
                                            --------------
                                                                Administrative expense                             227
                                                                Mortality and expense risk                      14,103
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                14,330
                                                                                                         --------------

                                                            Net investment loss                                 (7,517)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   26,457
                                                            Change in net unrealized appreciation on
                                                                 investments                                    33,822
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    52,762
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    514,129      $    722,234

Net increase in net assets resulting from operations                                          52,762               183

Capital shares transactions
   Net premiums                                                                                  136               827
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (95,722)          (71,240)
   Transfers of death benefits                                                                (5,203)          (12,461)
   Transfers of other terminations                                                           (14,478)          (24,608)
   Interfund and net transfers to general account                                            134,370          (100,806)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    19,103          (208,288)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       71,865          (208,105)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    585,994      $    514,129
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       63

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - International Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,771 shares (cost $431,894)           $    439,577       Dividend income                            $     8,696
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 8,696
                                                                                                         --------------
Net assets                                   $    439,577   Expenses:
                                            --------------
                                                                Administrative expense                             182
                                                                Mortality and expense risk                      13,678
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                13,860
                                                                                                         --------------

                                                            Net investment loss                                 (5,164)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   16,267
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (41,875)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (30,772)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    457,938      $    491,298

Net (decrease) increase in net assets resulting from operations                              (30,772)           66,547

Capital shares transactions
   Net premiums                                                                                   92                15
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (13,709)         (153,139)
   Transfers of death benefits                                                                     -            (9,235)
   Transfers of other terminations                                                           (38,761)          (17,712)
   Interfund and net transfers to general account                                             64,789            80,164
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    12,411           (99,907)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (18,361)          (33,360)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    439,577      $    457,938
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       64

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,052 shares (cost $172,839)           $    166,797       Dividend income                              $       -
                                                                Capital gains distributions                     31,214
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                31,214
                                                                                                         --------------
Net assets                                   $    166,797   Expenses:
                                            --------------
                                                                Administrative expense                             147
                                                                Mortality and expense risk                       8,464
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 8,611
                                                                                                         --------------

                                                            Net investment income                               22,603

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    5,386
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (22,607)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     5,382
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    296,804      $    185,193

Net increase in net assets resulting from operations                                           5,382            64,912

Capital shares transactions
   Net premiums                                                                                  861               215
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (48,584)          (32,854)
   Transfers of death benefits                                                                     -           (14,882)
   Transfers of other terminations                                                            (4,727)           (6,474)
   Interfund and net transfers to general account                                            (82,939)          100,694
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (135,389)           46,699
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (130,007)          111,611
                                                                                       --------------    --------------

Net assets at end of year                                                               $    166,797      $    296,804
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       65

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Core Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     373,958 shares (cost $4,174,237)       $   4,184,593       Dividend income                           $    171,472
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               171,472
                                                                                                         --------------
Net assets                                  $   4,184,593   Expenses:
                                            --------------
                                                                Administrative expense                           1,478
                                                                Mortality and expense risk                      65,376
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                66,854
                                                                                                         --------------

                                                            Net investment income                              104,618

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (115,863)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   146,148
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    134,903
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,514,348     $   5,257,904

Net increase (decrease) in net assets resulting from operations                              134,903          (129,052)

Capital shares transactions
   Net premiums                                                                               62,303            66,937
   Transfers of policy loans                                                                      18               (22)
   Transfers of surrenders                                                                  (386,395)         (497,778)
   Transfers of death benefits                                                               (76,909)          (86,727)
   Transfers of other terminations                                                          (267,533)         (227,148)
   Interfund and net transfers to general account                                            203,858           130,234
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (464,658)         (614,504)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (329,755)         (743,556)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,184,593     $   4,514,348
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       66

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Small Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     191,214 shares (cost $4,393,219)       $   4,600,600       Dividend income                            $     4,623
                                                                Capital gains distributions                    264,794
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               269,417
                                                                                                         --------------
Net assets                                  $   4,600,600   Expenses:
                                            --------------
                                                                Administrative expense                           1,224
                                                                Mortality and expense risk                      48,934
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                50,158
                                                                                                         --------------

                                                            Net investment income                              219,259

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  515,294
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (555,163)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    179,390
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,297,164     $   2,847,401

Net increase in net assets resulting from operations                                         179,390         1,157,474

Capital shares transactions
   Net premiums                                                                               97,822            80,279
   Transfers of policy loans                                                                  (1,038)             (912)
   Transfers of surrenders                                                                  (292,134)         (248,852)
   Transfers of death benefits                                                               (47,575)          (35,709)
   Transfers of other terminations                                                          (163,301)         (117,960)
   Interfund and net transfers to general account                                            530,272           615,443
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              124,046           292,289
                                                                                       --------------    --------------

Total increase in net assets                                                                 303,436         1,449,763
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,600,600     $   4,297,164
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       67

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Nova Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,602 shares (cost $445,571)            $    561,653       Dividend income                             $      466
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   466
                                                                                                         --------------
Net assets                                   $    561,653   Expenses:
                                            --------------
                                                                Administrative expense                             185
                                                                Mortality and expense risk                       9,021
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 9,206
                                                                                                         --------------

                                                            Net investment loss                                 (8,740)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   60,427
                                                            Change in net unrealized appreciation on
                                                                 investments                                    31,058
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    82,745
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    402,657      $    474,062

Net increase in net assets resulting from operations                                          82,745           145,170

Capital shares transactions
   Net premiums                                                                               28,549             4,797
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (130,849)          (53,081)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (32,980)          (16,586)
   Interfund and net transfers to general account                                            211,531          (151,705)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    76,251          (216,575)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      158,996           (71,405)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    561,653      $    402,657
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       68

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ - 100 Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     40,261 shares (cost $1,349,407)        $   1,356,794       Dividend income                              $       -
                                                                Capital gains distributions                     34,488
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                34,488
                                                                                                         --------------
Net assets                                  $   1,356,794   Expenses:
                                            --------------
                                                                Administrative expense                             731
                                                                Mortality and expense risk                      23,343
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                24,074
                                                                                                         --------------

                                                            Net investment income                               10,414

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  105,390
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (154,327)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (38,523)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,128,283      $    652,881

Net (decrease) increase in net assets resulting from operations                              (38,523)          209,359

Capital shares transactions
   Net premiums                                                                               31,422            35,512
   Transfers of policy loans                                                                      (6)               56
   Transfers of surrenders                                                                   (48,594)         (161,190)
   Transfers of death benefits                                                               (11,259)           (8,821)
   Transfers of other terminations                                                           (46,142)          (26,406)
   Interfund and net transfers to general account                                           (658,387)        1,426,892
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (732,966)        1,266,043
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (771,489)        1,475,402
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,356,794     $   2,128,283
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       69

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     647,251 shares (cost $647,251)          $    647,251       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    647,251   Expenses:
                                            --------------
                                                                Administrative expense                             121
                                                                Mortality and expense risk                       7,199
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                  7,320
                                                                                                         --------------

                                                            Net investment loss                                 (7,320)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (7,320)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    324,918      $    752,934

Net decrease in net assets resulting from operations                                          (7,320)          (11,995)

Capital shares transactions
   Net premiums                                                                                4,450             2,875
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (20,131)         (156,345)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (28,046)          (43,957)
   Interfund and net transfers to general account                                            373,380          (218,594)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   329,653          (416,021)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      322,333          (428,016)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    647,251      $    324,918
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       70

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,279 shares (cost $288,599)           $    204,943       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    204,943   Expenses:
                                            --------------
                                                                Administrative expense                             137
                                                                Mortality and expense risk                       4,070
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 4,207
                                                                                                         --------------

                                                            Net investment loss                                 (4,207)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (139,273)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    95,256
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (48,224)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    340,299      $    506,354

Net decrease in net assets resulting from operations                                         (48,224)         (151,711)

Capital shares transactions
   Net premiums                                                                                  927             2,297
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (75,130)          (31,767)
   Transfers of death benefits                                                               (13,307)                -
   Transfers of other terminations                                                            (4,122)           (7,330)
   Interfund and net transfers to general account                                              4,500            22,456
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (87,132)          (14,344)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (135,356)         (166,055)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    204,943      $    340,299
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       71

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,656 shares (cost $561,462)           $    390,457       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    390,457   Expenses:
                                            --------------
                                                                Administrative expense                             323
                                                                Mortality and expense risk                       5,770
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,093
                                                                                                         --------------

                                                            Net investment loss                                 (6,093)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (268,802)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   171,733
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (103,162)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    548,496     $   1,301,890

Net decrease in net assets resulting from operations                                        (103,162)         (351,514)

Capital shares transactions
   Net premiums                                                                                  126               875
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (9,943)          (18,551)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (562)          (10,551)
   Interfund and net transfers to general account                                            (44,498)         (373,653)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (54,877)         (401,880)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (158,039)         (753,394)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    390,457      $    548,496
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       72

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     976 shares (cost $48,346)                $    35,271       Dividend income                              $       -
                                                                Capital gains distributions                      4,215
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,215
                                                                                                         --------------
Net assets                                    $    35,271   Expenses:
                                            --------------
                                                                Administrative expense                              67
                                                                Mortality and expense risk                         891
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   958
                                                                                                         --------------

                                                            Net investment income                                3,257

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (6,154)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (20,347)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (23,244)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    217,032      $    140,017

Net (decrease) increase in net assets resulting from operations                              (23,244)           12,586

Capital shares transactions
   Net premiums                                                                                   52             1,314
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (11,541)         (160,600)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,240)          (12,581)
   Interfund and net transfers to general account                                           (142,788)          236,296
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (158,517)           64,429
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (181,761)           77,015
                                                                                       --------------    --------------

Net assets at end of year                                                                $    35,271      $    217,032
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       73

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Government Long Bond 1.2x Strategy
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     6,778 shares (cost $284,797)            $    306,838       Dividend income                            $     3,089
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,089
                                                                                                         --------------
Net assets                                   $    306,838   Expenses:
                                            --------------
                                                                Administrative expense                             170
                                                                Mortality and expense risk                      14,544
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                14,714
                                                                                                         --------------

                                                            Net investment loss                                (11,625)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  773,165
                                                            Change in net unrealized appreciation on
                                                                 investments                                    43,203
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    804,743
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    113,239      $    592,678

Net increase (decrease) in net assets resulting from operations                              804,743        (1,195,615)

Capital shares transactions
   Net premiums                                                                                6,622            88,426
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (146,475)          (71,258)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (70,899)          (66,182)
   Interfund and net transfers to general account                                           (400,392)          765,190
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (611,144)          716,176
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      193,599          (479,439)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    306,838      $    113,239
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       74

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     143 shares (cost $6,141)                 $     5,940       Dividend income                              $       -
                                                                Capital gains distributions                      1,944
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,944
                                                                                                         --------------
Net assets                                    $     5,940   Expenses:
                                            --------------
                                                                Administrative expense                               4
                                                                Mortality and expense risk                          90
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                    94
                                                                                                         --------------

                                                            Net investment income                                1,850

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    2,246
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (2,587)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     1,509
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $     4,433       $     2,515

Net increase in net assets resulting from operations                                           1,509             1,919

Capital shares transactions
   Net premiums                                                                                    -                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                 (2)               (1)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                                   (2)               (1)
                                                                                       --------------    --------------

Total increase in net assets                                                                   1,507             1,918
                                                                                       --------------    --------------

Net assets at end of year                                                                $     5,940       $     4,433
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       75

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                           -
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                     -
                                                                                                         --------------

                                                            Net investment income                                    -

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                      $       -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -       $     8,083

Net increase in net assets resulting from operations                                               -             2,443

Capital shares transactions
   Net premiums                                                                                    -                 4
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -           (10,530)
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -                 -
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                         -           (10,526)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                            -            (8,083)
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       76

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     13 shares (cost $553)                     $      446       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                     $      446   Expenses:
                                            --------------
                                                                Administrative expense                               1
                                                                Mortality and expense risk                          10
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                    11
                                                                                                         --------------

                                                            Net investment loss                                    (11)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (1,691)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     1,564
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (138)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                           $      582       $     1,060

Net decrease in net assets resulting from operations                                            (138)             (478)

Capital shares transactions
   Net premiums                                                                                    2                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                                    2                 -
                                                                                       --------------    --------------

Total decrease in net assets                                                                    (136)             (478)
                                                                                       --------------    --------------

Net assets at end of year                                                                 $      446        $      582
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       77

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Biotechnology Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     42,958 shares (cost $2,927,427)        $   3,295,338       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   3,295,338     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      18,810
                                                                Contract maintenance charge                        273
                                                                                                         --------------

                                                                                                                19,083
                                                                                                         --------------

                                                            Net investment loss                                (19,083)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   53,789
                                                            Change in net unrealized appreciation on
                                                                 investments                                   315,153
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    349,859
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    589,380       $     1,451

Net increase in net assets resulting from operations                                         349,859            60,487

Capital shares transactions
   Net premiums                                                                            1,146,327           404,497
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (39,342)          (13,948)
   Transfers of death benefits                                                                (3,414)                -
   Transfers of other terminations                                                           (34,969)          (13,875)
   Interfund and net transfers to general account                                          1,287,497           150,768
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,356,099           527,442
                                                                                       --------------    --------------

Total increase in net assets                                                               2,705,958           587,929
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,295,338      $    589,380
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       78

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 Pure Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     42,584 shares (cost $2,132,597)        $   2,023,165       Dividend income                              $       -
                                                                Capital gains distributions                    188,326
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               188,326
                                                                                                         --------------
Net assets                                  $   2,023,165     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      13,107
                                                                Contract maintenance charge                        129
                                                                                                         --------------

                                                                                                                13,236
                                                                                                         --------------

                                                            Net investment income                              175,090

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   56,630
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (156,950)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    74,770
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    463,018        $      925

Net increase in net assets resulting from operations                                          74,770            49,193

Capital shares transactions
   Net premiums                                                                            1,066,477           338,162
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (64,767)                -
   Transfers of death benefits                                                               (12,293)                -
   Transfers of other terminations                                                           (23,302)          (15,791)
   Interfund and net transfers to general account                                            519,262            90,529
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,485,377           412,900
                                                                                       --------------    --------------

Total increase in net assets                                                               1,560,147           462,093
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,023,165      $    463,018
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       79

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     13,975 shares (cost $559,240)           $    475,850       Dividend income                              $       -
                                                                Capital gains distributions                     86,565
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                86,565
                                                                                                         --------------
Net assets                                   $    475,850     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       4,530
                                                                Contract maintenance charge                         54
                                                                                                         --------------

                                                                                                                 4,584
                                                                                                         --------------

                                                            Net investment income                               81,981

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    5,995
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (99,796)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (11,820)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    250,587       $    14,126

Net (decrease) increase in net assets resulting from operations                              (11,820)           35,226

Capital shares transactions
   Net premiums                                                                              232,115           122,271
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,093)                -
   Transfers of death benefits                                                                (2,897)                -
   Transfers of other terminations                                                           (20,980)          (10,977)
   Interfund and net transfers to general account                                             30,938            89,941
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              237,083           201,235
                                                                                       --------------    --------------

Total increase in net assets                                                                 225,263           236,461
                                                                                       --------------    --------------

Net assets at end of year                                                               $    475,850      $    250,587
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       80

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Long Short Equity Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     21,509 shares (cost $289,637)           $    324,361       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    324,361   Expenses:
                                            --------------
                                                                Administrative expense                              82
                                                                Mortality and expense risk                       5,538
                                                                Contract maintenance charge                         21
                                                                                                         --------------

                                                                                                                 5,641
                                                                                                         --------------

                                                            Net investment loss                                 (5,641)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   13,946
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,815)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     4,490
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    314,281      $    198,446

Net increase in net assets resulting from operations                                           4,490            35,693

Capital shares transactions
   Net premiums                                                                              151,751            77,541
   Transfers of policy loans                                                                       -               620
   Transfers of surrenders                                                                   (42,254)           (3,336)
   Transfers of death benefits                                                                     -           (17,482)
   Transfers of other terminations                                                            (8,579)           (3,277)
   Interfund and net transfers to general account                                            (95,328)           26,076
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                                5,590            80,142
                                                                                       --------------    --------------

Total increase in net assets                                                                  10,080           115,835
                                                                                       --------------    --------------

Net assets at end of year                                                               $    324,361      $    314,281
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       81

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Multi-Hedge Strategies Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     50,831 shares (cost $1,163,442)        $   1,210,281       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   1,210,281     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      10,170
                                                                Contract maintenance charge                         73
                                                                                                         --------------

                                                                                                                10,243
                                                                                                         --------------

                                                            Net investment loss                                (10,243)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    4,733
                                                            Change in net unrealized appreciation on
                                                                 investments                                    44,753
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    39,243
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    361,203       $    66,310

Net increase (decrease) in net assets resulting from operations                               39,243              (342)

Capital shares transactions
   Net premiums                                                                              960,096           274,402
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (74,791)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (153,169)           (4,563)
   Interfund and net transfers to general account                                             77,699            25,396
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              809,835           295,235
                                                                                       --------------    --------------

Total increase in net assets                                                                 849,078           294,893
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,210,281      $    361,203
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       82

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Global Managed Futures Strategies Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,741 shares (cost $196,468)           $    224,160       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    224,160     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,832
                                                                Contract maintenance charge                         28
                                                                                                         --------------

                                                                                                                 1,860
                                                                                                         --------------

                                                            Net investment loss                                 (1,860)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,547
                                                            Change in net unrealized appreciation on
                                                                 investments                                    23,130
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    22,817
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    116,825       $    50,991

Net increase in net assets resulting from operations                                          22,817             2,785

Capital shares transactions
   Net premiums                                                                               25,386            42,656
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (11,994)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,159)           (3,022)
   Interfund and net transfers to general account                                             73,285            23,415
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               84,518            63,049
                                                                                       --------------    --------------

Total increase in net assets                                                                 107,335            65,834
                                                                                       --------------    --------------

Net assets at end of year                                                               $    224,160      $    116,825
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       83

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - DWA Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                      $       -     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                           -
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                     -
                                                                                                         --------------

                                                            Net investment income                                    -

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                      $       -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -       $    26,027

Net increase in net assets resulting from operations                                               -             5,857

Capital shares transactions
   Net premiums                                                                                    -            32,803
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -              (290)
   Interfund and net transfers to general account                                                  -           (64,397)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                         -           (31,884)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                            -           (26,027)
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       84

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     36,130 shares (cost $1,863,997)        $   1,868,987       Dividend income                             $      200
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   200
                                                                                                         --------------
Net assets                                  $   1,868,987     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      23,876
                                                                Contract maintenance charge                        170
                                                                                                         --------------

                                                                                                                24,046
                                                                                                         --------------

                                                            Net investment loss                                (23,846)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   99,158
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (120,304)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (44,992)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,188,176       $     6,132

Net (decrease) increase in net assets resulting from operations                              (44,992)          124,907

Capital shares transactions
   Net premiums                                                                            1,201,150           988,265
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (216,060)                -
   Transfers of death benefits                                                                (2,230)                -
   Transfers of other terminations                                                           (82,642)          (36,596)
   Interfund and net transfers to general account                                           (174,415)          105,468
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              725,803         1,057,137
                                                                                       --------------    --------------

Total increase in net assets                                                                 680,811         1,182,044
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,868,987     $   1,188,176
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       85

Midland National Life Insurance Company
Separate Account C
Profunds VP - Access VP High Yield Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     27,259 shares (cost $798,223)           $    799,500       Dividend income                            $    37,772
                                                                Capital gains distributions                     12,570
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                50,342
                                                                                                         --------------
Net assets                                   $    799,500   Expenses:
                                            --------------
                                                                Administrative expense                             153
                                                                Mortality and expense risk                      19,116
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                19,269
                                                                                                         --------------

                                                            Net investment income                               31,073

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (21,414)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (15,673)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (6,014)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    588,669     $   1,160,670

Net (decrease) increase in net assets resulting from operations                               (6,014)           55,482

Capital shares transactions
   Net premiums                                                                               26,605               149
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (35,513)         (306,815)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (66,947)          (33,379)
   Interfund and net transfers to general account                                            292,700          (287,438)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   216,845          (627,483)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      210,831          (572,001)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    799,500      $    588,669
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       86

Midland National Life Insurance Company
Separate Account C
Profunds VP - Asia 30
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,624 shares (cost $199,191)            $    199,553       Dividend income                             $      168
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   168
                                                                                                         --------------
Net assets                                   $    199,553   Expenses:
                                            --------------
                                                                Administrative expense                              64
                                                                Mortality and expense risk                       5,185
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 5,249
                                                                                                         --------------

                                                            Net investment loss                                 (5,081)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   23,203
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (26,248)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (8,126)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    222,757      $    945,771

Net decrease in net assets resulting from operations                                          (8,126)           (6,380)

Capital shares transactions
   Net premiums                                                                                   16             1,378
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (42,339)          (22,328)
   Transfers of death benefits                                                                (6,570)                -
   Transfers of other terminations                                                            (4,627)           (3,110)
   Interfund and net transfers to general account                                             38,442          (692,574)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (15,078)         (716,634)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (23,204)         (723,014)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    199,553      $    222,757
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       87

Midland National Life Insurance Company
Separate Account C
Profunds VP - Banks
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     13,370 shares (cost $228,918)           $    242,667       Dividend income                             $      139
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   139
                                                                                                         --------------
Net assets                                   $    242,667   Expenses:
                                            --------------
                                                                Administrative expense                              37
                                                                Mortality and expense risk                       4,021
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 4,058
                                                                                                         --------------

                                                            Net investment loss                                 (3,919)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   20,908
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (14,935)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     2,054
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    149,095      $    214,879

Net increase in net assets resulting from operations                                           2,054            48,804

Capital shares transactions
   Net premiums                                                                                   19             3,106
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (79,765)          (10,177)
   Transfers of death benefits                                                                     -            (2,767)
   Transfers of other terminations                                                            (9,159)          (20,518)
   Interfund and net transfers to general account                                            180,423           (84,232)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    91,518          (114,588)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       93,572           (65,784)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    242,667      $    149,095
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       88

Midland National Life Insurance Company
Separate Account C
Profunds VP - Basic Materials
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,523 shares (cost $86,293)              $    85,380       Dividend income                            $     1,301
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,301
                                                                                                         --------------
Net assets                                    $    85,380   Expenses:
                                            --------------
                                                                Administrative expense                              86
                                                                Mortality and expense risk                       6,183
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,269
                                                                                                         --------------

                                                            Net investment loss                                 (4,968)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   41,855
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (47,337)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (10,450)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    518,870      $    146,682

Net (decrease) increase in net assets resulting from operations                              (10,450)           55,607

Capital shares transactions
   Net premiums                                                                                   11                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (28,683)          (27,434)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (9,049)          (15,031)
   Interfund and net transfers to general account                                           (385,319)          359,045
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (423,040)          316,581
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (433,490)          372,188
                                                                                       --------------    --------------

Net assets at end of year                                                                $    85,380      $    518,870
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       89

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bear
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     25,229 shares (cost $255,072)           $    245,978       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    245,978   Expenses:
                                            --------------
                                                                Administrative expense                             185
                                                                Mortality and expense risk                       9,682
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 9,867
                                                                                                         --------------

                                                            Net investment loss                                 (9,867)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (77,292)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    13,432
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (73,727)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    244,825      $    324,201

Net decrease in net assets resulting from operations                                         (73,727)         (132,156)

Capital shares transactions
   Net premiums                                                                                1,316             4,452
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (19,553)         (206,184)
   Transfers of death benefits                                                                (2,973)                -
   Transfers of other terminations                                                            (8,760)          (14,245)
   Interfund and net transfers to general account                                            104,850           268,757
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               74,880            52,780
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                        1,153           (79,376)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    245,978      $    244,825
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       90

Midland National Life Insurance Company
Separate Account C
Profunds VP - Biotechnology
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,411 shares (cost $743,331)           $    857,982       Dividend income                              $       -
                                                                Capital gains distributions                     72,517
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                72,517
                                                                                                         --------------
Net assets                                   $    857,982   Expenses:
                                            --------------
                                                                Administrative expense                             233
                                                                Mortality and expense risk                      21,374
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                21,607
                                                                                                         --------------

                                                            Net investment income                               50,910

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  145,042
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (56,332)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    139,620
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    987,161      $    435,686

Net increase in net assets resulting from operations                                         139,620           428,959

Capital shares transactions
   Net premiums                                                                                  627             2,169
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (130,332)          (57,973)
   Transfers of death benefits                                                                     -           (13,476)
   Transfers of other terminations                                                           (31,628)          (46,927)
   Interfund and net transfers to general account                                           (107,466)          238,723
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (268,799)          122,516
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (129,179)          551,475
                                                                                       --------------    --------------

Net assets at end of year                                                               $    857,982      $    987,161
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       91

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bull
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     71,311 shares (cost $2,862,921)        $   2,939,445       Dividend income                              $       -
                                                                Capital gains distributions                    123,400
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               123,400
                                                                                                         --------------
Net assets                                  $   2,939,445   Expenses:
                                            --------------
                                                                Administrative expense                           1,370
                                                                Mortality and expense risk                      81,778
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                83,148
                                                                                                         --------------

                                                            Net investment income                               40,252

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  208,906
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (47,857)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    201,301
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,668,297     $   1,668,845

Net increase in net assets resulting from operations                                         201,301           612,976

Capital shares transactions
   Net premiums                                                                                8,235            12,786
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (235,455)         (381,727)
   Transfers of death benefits                                                                     -            (7,070)
   Transfers of other terminations                                                          (161,424)         (105,287)
   Interfund and net transfers to general account                                          1,458,491          (132,226)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                 1,069,847          (613,524)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                    1,271,148              (548)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,939,445     $   1,668,297
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       92

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Goods
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,275 shares (cost $514,406)           $    575,590       Dividend income                            $     4,030
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,030
                                                                                                         --------------
Net assets                                   $    575,590   Expenses:
                                            --------------
                                                                Administrative expense                              31
                                                                Mortality and expense risk                      14,284
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                14,315
                                                                                                         --------------

                                                            Net investment loss                                (10,285)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  190,159
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (150,348)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    29,526
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    867,050      $    729,545

Net increase in net assets resulting from operations                                          29,526           204,776

Capital shares transactions
   Net premiums                                                                                  456             8,662
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (8,544)          (54,364)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (33,211)          (43,231)
   Interfund and net transfers to general account                                           (279,687)           21,662
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (320,986)          (67,271)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (291,460)          137,505
                                                                                       --------------    --------------

Net assets at end of year                                                               $    575,590      $    867,050
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       93

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Services
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,630 shares (cost $133,402)            $    168,724       Dividend income                              $       -
                                                                Capital gains distributions                        166
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   166
                                                                                                         --------------
Net assets                                   $    168,724   Expenses:
                                            --------------
                                                                Administrative expense                              58
                                                                Mortality and expense risk                       5,538
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 5,596
                                                                                                         --------------

                                                            Net investment loss                                 (5,430)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   28,189
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (32,012)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (9,253)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    762,722      $    299,586

Net (decrease) increase in net assets resulting from operations                               (9,253)          131,079

Capital shares transactions
   Net premiums                                                                                   11               393
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (4,100)          (47,118)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,054)          (16,664)
   Interfund and net transfers to general account                                           (574,602)          395,446
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (584,745)          332,057
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (593,998)          463,136
                                                                                       --------------    --------------

Net assets at end of year                                                               $    168,724      $    762,722
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       94

Midland National Life Insurance Company
Separate Account C
Profunds VP - Dow 30
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     53,061 shares (cost $1,747,774)        $   1,800,880       Dividend income                              $       -
                                                                Capital gains distributions                    137,838
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               137,838
                                                                                                         --------------
Net assets                                  $   1,800,880   Expenses:
                                            --------------
                                                                Administrative expense                             109
                                                                Mortality and expense risk                      24,569
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                24,678
                                                                                                         --------------

                                                            Net investment income                              113,160

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (70,161)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     3,881
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    46,880
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    478,654      $    315,341

Net increase in net assets resulting from operations                                          46,880            71,985

Capital shares transactions
   Net premiums                                                                                    -                 2
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (14,867)         (175,389)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (71,613)          (25,525)
   Interfund and net transfers to general account                                          1,361,826           292,240
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,275,346            91,328
                                                                                       --------------    --------------

Total increase in net assets                                                               1,322,226           163,313
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,800,880      $    478,654
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       95

Midland National Life Insurance Company
Separate Account C
Profunds VP - Emerging Markets
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,009 shares (cost $256,709)           $    230,410       Dividend income                            $     1,564
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,564
                                                                                                         --------------
Net assets                                   $    230,410   Expenses:
                                            --------------
                                                                Administrative expense                             189
                                                                Mortality and expense risk                      12,918
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                13,107
                                                                                                         --------------

                                                            Net investment loss                                (11,543)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   39,913
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (17,213)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    11,157
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    624,682      $    524,747

Net increase (decrease) in net assets resulting from operations                               11,157           (50,210)

Capital shares transactions
   Net premiums                                                                                   21             1,329
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (69,679)          (95,039)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (12,311)          (12,070)
   Interfund and net transfers to general account                                           (323,460)          255,925
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (405,429)          150,145
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (394,272)           99,935
                                                                                       --------------    --------------

Net assets at end of year                                                               $    230,410      $    624,682
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       96

Midland National Life Insurance Company
Separate Account C
Profunds VP - Europe 30
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     4,229 shares (cost $103,164)             $    98,741       Dividend income                            $     2,136
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,136
                                                                                                         --------------
Net assets                                    $    98,741   Expenses:
                                            --------------
                                                                Administrative expense                              51
                                                                Mortality and expense risk                       3,193
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,244
                                                                                                         --------------

                                                            Net investment loss                                 (1,108)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   12,495
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (22,418)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (11,031)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    141,178      $    251,082

Net (decrease) increase in net assets resulting from operations                              (11,031)           32,924

Capital shares transactions
   Net premiums                                                                                   63                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (45,156)          (17,972)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (17,953)           (5,513)
   Interfund and net transfers to general account                                             31,640          (119,344)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (31,406)         (142,828)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (42,437)         (109,904)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    98,741      $    141,178
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       97

Midland National Life Insurance Company
Separate Account C
Profunds VP - Falling US Dollar
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     4,629 shares (cost $129,780)            $    112,390       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    112,390   Expenses:
                                            --------------
                                                                Administrative expense                              27
                                                                Mortality and expense risk                       2,206
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 2,233
                                                                                                         --------------

                                                            Net investment loss                                 (2,233)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (3,410)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (13,672)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (19,315)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    145,290      $    142,030

Net decrease in net assets resulting from operations                                         (19,315)           (5,582)

Capital shares transactions
   Net premiums                                                                                    -                 2
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (8,345)           (7,229)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,744)           (1,815)
   Interfund and net transfers to general account                                             (1,496)           17,884
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (13,585)            8,842
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (32,900)            3,260
                                                                                       --------------    --------------

Net assets at end of year                                                               $    112,390      $    145,290
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       98

Midland National Life Insurance Company
Separate Account C
Profunds VP - Financials
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     30,824 shares (cost $933,617)           $    971,880       Dividend income                             $      167
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   167
                                                                                                         --------------
Net assets                                   $    971,880   Expenses:
                                            --------------
                                                                Administrative expense                              26
                                                                Mortality and expense risk                       7,111
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 7,137
                                                                                                         --------------

                                                            Net investment loss                                 (6,970)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   17,096
                                                            Change in net unrealized appreciation on
                                                                 investments                                    15,281
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    25,407
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    358,400       $    94,920

Net increase in net assets resulting from operations                                          25,407            52,823

Capital shares transactions
   Net premiums                                                                                  169             6,000
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (35,786)          (18,392)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (11,888)          (16,916)
   Interfund and net transfers to general account                                            635,578           239,965
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              588,073           210,657
                                                                                       --------------    --------------

Total increase in net assets                                                                 613,480           263,480
                                                                                       --------------    --------------

Net assets at end of year                                                               $    971,880      $    358,400
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       99

Midland National Life Insurance Company
Separate Account C
Profunds VP - Health Care
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     29,381 shares (cost $1,717,450)        $   1,877,448       Dividend income                            $     1,193
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,193
                                                                                                         --------------
Net assets                                  $   1,877,448   Expenses:
                                            --------------
                                                                Administrative expense                             221
                                                                Mortality and expense risk                      42,250
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                42,471
                                                                                                         --------------

                                                            Net investment loss                                (41,278)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  508,603
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (218,712)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    248,613
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,554,631     $   1,384,052

Net increase in net assets resulting from operations                                         248,613           521,759

Capital shares transactions
   Net premiums                                                                                  103             8,839
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (83,128)         (296,920)
   Transfers of death benefits                                                                     -           (11,354)
   Transfers of other terminations                                                           (84,516)          (62,811)
   Interfund and net transfers to general account                                            241,745            11,066
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    74,204          (351,180)
                                                                                       --------------    --------------

Total increase in net assets                                                                 322,817           170,579
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,877,448     $   1,554,631
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       100

Midland National Life Insurance Company
Separate Account C
Profunds VP - Industrials
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,918 shares (cost $223,539)            $    236,311       Dividend income                             $      329
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   329
                                                                                                         --------------
Net assets                                   $    236,311   Expenses:
                                            --------------
                                                                Administrative expense                              28
                                                                Mortality and expense risk                       6,183
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,211
                                                                                                         --------------

                                                            Net investment loss                                 (5,882)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   66,686
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (57,396)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     3,408
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    536,718      $    179,990

Net increase in net assets resulting from operations                                           3,408            89,219

Capital shares transactions
   Net premiums                                                                                    -                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,996)          (31,223)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,114)          (18,661)
   Interfund and net transfers to general account                                           (288,705)          317,392
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (303,815)          267,509
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (300,407)          356,728
                                                                                       --------------    --------------

Net assets at end of year                                                               $    236,311      $    536,718
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       101

Midland National Life Insurance Company
Separate Account C
Profunds VP - International
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     7,592 shares (cost $165,688)            $    153,060       Dividend income                              $       -
                                                                Capital gains distributions                     23,076
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                23,076
                                                                                                         --------------
Net assets                                   $    153,060   Expenses:
                                            --------------
                                                                Administrative expense                              49
                                                                Mortality and expense risk                       4,860
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 4,909
                                                                                                         --------------

                                                            Net investment income                               18,167

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (19,520)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (25,787)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (27,140)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    139,275      $    261,349

Net (decrease) increase in net assets resulting from operations                              (27,140)           37,013

Capital shares transactions
   Net premiums                                                                                    2                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,181)          (56,152)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,510)          (13,819)
   Interfund and net transfers to general account                                             49,614           (89,117)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    40,925          (159,087)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       13,785          (122,074)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    153,060      $    139,275
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       102

Midland National Life Insurance Company
Separate Account C
Profunds VP - Internet
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,730 shares (cost $251,654)            $    289,013       Dividend income                              $       -
                                                                Capital gains distributions                     14,812
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                14,812
                                                                                                         --------------
Net assets                                   $    289,013   Expenses:
                                            --------------
                                                                Administrative expense                              97
                                                                Mortality and expense risk                       8,143
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 8,240
                                                                                                         --------------

                                                            Net investment income                                6,572

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                     (31)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (35,284)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (28,743)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    329,941      $    206,510

Net (decrease) increase in net assets resulting from operations                              (28,743)          106,611

Capital shares transactions
   Net premiums                                                                                  851               261
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (26,642)          (12,405)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (8,141)           (5,766)
   Interfund and net transfers to general account                                             21,747            34,730
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (12,185)           16,820
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (40,928)          123,431
                                                                                       --------------    --------------

Net assets at end of year                                                               $    289,013      $    329,941
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       103

Midland National Life Insurance Company
Separate Account C
Profunds VP - Japan
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     32,630 shares (cost $333,385)           $    337,069       Dividend income                              $       -
                                                                Capital gains distributions                    125,713
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               125,713
                                                                                                         --------------
Net assets                                   $    337,069   Expenses:
                                            --------------
                                                                Administrative expense                              30
                                                                Mortality and expense risk                       6,923
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,953
                                                                                                         --------------

                                                            Net investment income                              118,760

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (92,276)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (23,584)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     2,900
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    405,810      $    406,753

Net increase in net assets resulting from operations                                           2,900           105,830

Capital shares transactions
   Net premiums                                                                                   38             4,242
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,279)          (20,817)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (965)           (8,648)
   Interfund and net transfers to general account                                            (68,435)          (81,550)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (71,641)         (106,773)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (68,741)             (943)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    337,069      $    405,810
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       104

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     30,348 shares (cost $1,546,191)        $   1,736,803       Dividend income                            $     1,718
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,718
                                                                                                         --------------
Net assets                                  $   1,736,803   Expenses:
                                            --------------
                                                                Administrative expense                             169
                                                                Mortality and expense risk                      29,136
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                29,305
                                                                                                         --------------

                                                            Net investment loss                                (27,587)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   87,124
                                                            Change in net unrealized appreciation on
                                                                 investments                                    56,463
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    116,000
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,095,646      $    694,558

Net increase in net assets resulting from operations                                         116,000           183,820

Capital shares transactions
   Net premiums                                                                                  976               976
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (45,920)         (213,260)
   Transfers of death benefits                                                                     -            (6,989)
   Transfers of other terminations                                                           (26,681)          (14,083)
   Interfund and net transfers to general account                                            596,782           450,624
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              525,157           217,268
                                                                                       --------------    --------------

Total increase in net assets                                                                 641,157           401,088
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,736,803     $   1,095,646
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       105

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Value
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     32,029 shares (cost $1,093,603)        $   1,235,661       Dividend income                            $     8,357
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 8,357
                                                                                                         --------------
Net assets                                  $   1,235,661   Expenses:
                                            --------------
                                                                Administrative expense                             233
                                                                Mortality and expense risk                      25,106
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                25,339
                                                                                                         --------------

                                                            Net investment loss                                (16,982)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   94,792
                                                            Change in net unrealized appreciation on
                                                                 investments                                    23,245
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    101,055
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    801,534      $    747,990

Net increase in net assets resulting from operations                                         101,055           217,308

Capital shares transactions
   Net premiums                                                                                  374             3,747
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (13,545)         (211,845)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (44,170)          (19,851)
   Interfund and net transfers to general account                                            390,413            64,185
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   333,072          (163,764)
                                                                                       --------------    --------------

Total increase in net assets                                                                 434,127            53,544
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,235,661      $    801,534
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       106

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     56,372 shares (cost $1,745,699)        $   1,774,581       Dividend income                              $       -
                                                                Capital gains distributions                    300,156
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               300,156
                                                                                                         --------------
Net assets                                  $   1,774,581   Expenses:
                                            --------------
                                                                Administrative expense                             771
                                                                Mortality and expense risk                      38,681
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                39,452
                                                                                                         --------------

                                                            Net investment income                              260,704

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                (103,221)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (108,527)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    48,956
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,772,410     $   2,655,833

Net increase in net assets resulting from operations                                          48,956           450,041

Capital shares transactions
   Net premiums                                                                               13,610            20,595
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (100,820)         (165,506)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (53,341)          (65,966)
   Interfund and net transfers to general account                                           (906,234)         (122,587)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (1,046,785)         (333,464)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (997,829)          116,577
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,774,581     $   2,772,410
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       107

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     17,496 shares (cost $839,941)           $    843,479       Dividend income                              $       -
                                                                Capital gains distributions                     69,060
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                69,060
                                                                                                         --------------
Net assets                                   $    843,479   Expenses:
                                            --------------
                                                                Administrative expense                              81
                                                                Mortality and expense risk                      16,738
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                16,819
                                                                                                         --------------

                                                            Net investment income                               52,241

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   11,207
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (56,005)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     7,443
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    623,060      $    534,681

Net increase in net assets resulting from operations                                           7,443           108,727

Capital shares transactions
   Net premiums                                                                                    7                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (44,326)          (82,772)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (17,656)          (18,321)
   Interfund and net transfers to general account                                            274,951            80,744
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   212,976           (20,348)
                                                                                       --------------    --------------

Total increase in net assets                                                                 220,419            88,379
                                                                                       --------------    --------------

Net assets at end of year                                                               $    843,479      $    623,060
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       108

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     5,538 shares (cost $208,472)            $    233,200       Dividend income                             $      837
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   837
                                                                                                         --------------
Net assets                                   $    233,200   Expenses:
                                            --------------
                                                                Administrative expense                             233
                                                                Mortality and expense risk                      12,153
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                12,386
                                                                                                         --------------

                                                            Net investment loss                                (11,549)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   61,401
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (25,184)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    24,668
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    308,115      $    447,818

Net increase in net assets resulting from operations                                          24,668            99,537

Capital shares transactions
   Net premiums                                                                                   65                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (45,701)         (157,364)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (32,196)          (24,218)
   Interfund and net transfers to general account                                            (21,751)          (57,659)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (99,583)         (239,240)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (74,915)         (139,703)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    233,200      $    308,115
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       109

Midland National Life Insurance Company
Separate Account C
Profunds VP - Money Market
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     9,948,249 shares (cost $9,948,249)     $   9,948,249       Dividend income                            $     2,189
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,189
                                                                                                         --------------
Net assets                                  $   9,948,249   Expenses:
                                            --------------
                                                                Administrative expense                           4,172
                                                                Mortality and expense risk                     252,315
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                               256,487
                                                                                                         --------------

                                                            Net investment loss                               (254,298)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (254,298)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  10,693,366     $  18,368,357

Net decrease in net assets resulting from operations                                        (254,298)         (356,642)

Capital shares transactions
   Net premiums                                                                              153,229           260,840
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                (1,507,504)       (2,624,256)
   Transfers of death benefits                                                              (144,649)          (68,117)
   Transfers of other terminations                                                        (1,023,592)         (873,687)
   Interfund and net transfers to general account                                          2,031,697        (4,013,129)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (490,819)       (7,318,349)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (745,117)       (7,674,991)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   9,948,249     $  10,693,366
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       110

Midland National Life Insurance Company
Separate Account C
Profunds VP - Oil & Gas
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     35,934 shares (cost $1,807,570)        $   1,600,863       Dividend income                            $     8,984
                                                                Capital gains distributions                    145,326
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               154,310
                                                                                                         --------------
Net assets                                  $   1,600,863   Expenses:
                                            --------------
                                                                Administrative expense                             604
                                                                Mortality and expense risk                      59,926
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                60,530
                                                                                                         --------------

                                                            Net investment income                               93,780

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   74,285
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (423,627)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (255,562)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,970,343     $   1,814,444

Net (decrease) increase in net assets resulting from operations                             (255,562)          356,101

Capital shares transactions
   Net premiums                                                                                   74             7,750
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (97,702)          (59,649)
   Transfers of death benefits                                                               (37,350)                -
   Transfers of other terminations                                                           (71,108)          (28,448)
   Interfund and net transfers to general account                                             92,168          (119,855)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (113,918)         (200,202)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (369,480)          155,899
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,600,863     $   1,970,343
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       111

Midland National Life Insurance Company
Separate Account C
Profunds VP - NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     66,252 shares (cost $2,167,482)        $   2,279,719       Dividend income                              $       -
                                                                Capital gains distributions                     39,193
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                39,193
                                                                                                         --------------
Net assets                                  $   2,279,719   Expenses:
                                            --------------
                                                                Administrative expense                             372
                                                                Mortality and expense risk                      29,610
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                29,982
                                                                                                         --------------

                                                            Net investment income                                9,211

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  234,368
                                                            Change in net unrealized appreciation on
                                                                 investments                                     9,654
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    253,233
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    932,204     $   1,130,570

Net increase in net assets resulting from operations                                         253,233           444,525

Capital shares transactions
   Net premiums                                                                                  826               374
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (198,561)         (215,079)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (31,489)          (40,200)
   Interfund and net transfers to general account                                          1,323,506          (387,986)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                 1,094,282          (642,891)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                    1,347,515          (198,366)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,279,719      $    932,204
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       112

Midland National Life Insurance Company
Separate Account C
Profunds VP - Pharmaceuticals
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     19,596 shares (cost $720,397)           $    762,099       Dividend income                            $     4,427
                                                                Capital gains distributions                     22,102
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                26,529
                                                                                                         --------------
Net assets                                   $    762,099   Expenses:
                                            --------------
                                                                Administrative expense                              68
                                                                Mortality and expense risk                      10,793
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                10,861
                                                                                                         --------------

                                                            Net investment income                               15,668

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (9,774)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    16,146
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    22,040
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    236,316      $    133,174

Net increase in net assets resulting from operations                                          22,040            45,100

Capital shares transactions
   Net premiums                                                                                  985             5,795
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (42,441)          (19,096)
   Transfers of death benefits                                                                     -           (10,800)
   Transfers of other terminations                                                            (9,337)          (11,780)
   Interfund and net transfers to general account                                            554,536            93,923
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              503,743            58,042
                                                                                       --------------    --------------

Total increase in net assets                                                                 525,783           103,142
                                                                                       --------------    --------------

Net assets at end of year                                                               $    762,099      $    236,316
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       113

Midland National Life Insurance Company
Separate Account C
Profunds VP - Precious Metals
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     41,367 shares (cost $1,116,958)         $    741,708       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    741,708   Expenses:
                                            --------------
                                                                Administrative expense                             654
                                                                Mortality and expense risk                      30,466
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                31,120
                                                                                                         --------------

                                                            Net investment loss                                (31,120)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (401,738)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   174,914
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (257,944)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,078,329     $   2,280,219

Net decrease in net assets resulting from operations                                        (257,944)         (844,723)

Capital shares transactions
   Net premiums                                                                                  172            12,034
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (42,690)          (75,467)
   Transfers of death benefits                                                               (11,952)                -
   Transfers of other terminations                                                           (35,207)          (24,046)
   Interfund and net transfers to general account                                             11,000          (269,688)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (78,677)         (357,167)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (336,621)       (1,201,890)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    741,708     $   1,078,329
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       114

Midland National Life Insurance Company
Separate Account C
Profunds VP - Real Estate
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,552 shares (cost $913,075)           $    977,108       Dividend income                            $    12,778
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                12,778
                                                                                                         --------------
Net assets                                   $    977,108   Expenses:
                                            --------------
                                                                Administrative expense                             247
                                                                Mortality and expense risk                      14,322
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                14,569
                                                                                                         --------------

                                                            Net investment loss                                 (1,791)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   25,035
                                                            Change in net unrealized appreciation on
                                                                 investments                                    75,041
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    98,285
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    156,498      $    198,860

Net increase (decrease) in net assets resulting from operations                               98,285           (33,567)

Capital shares transactions
   Net premiums                                                                                   89             6,276
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (79,356)          (38,030)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (14,617)          (11,708)
   Interfund and net transfers to general account                                            816,209            34,667
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   722,325            (8,795)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      820,610           (42,362)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    977,108      $    156,498
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       115

Midland National Life Insurance Company
Separate Account C
Profunds VP - Rising Rates Opportunity
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     83,075 shares (cost $593,311)           $    471,037       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    471,037   Expenses:
                                            --------------
                                                                Administrative expense                              78
                                                                Mortality and expense risk                      11,244
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                11,322
                                                                                                         --------------

                                                            Net investment loss                                (11,322)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (58,316)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (129,535)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (199,173)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    476,179      $    737,469

Net (decrease) increase in net assets resulting from operations                             (199,173)           59,027

Capital shares transactions
   Net premiums                                                                                  160               860
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (59,258)         (144,899)
   Transfers of death benefits                                                                (4,085)                -
   Transfers of other terminations                                                           (17,100)          (12,908)
   Interfund and net transfers to general account                                            274,314          (163,370)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   194,031          (320,317)
                                                                                       --------------    --------------

Total decrease in net assets                                                                  (5,142)         (261,290)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    471,037      $    476,179
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       116

Midland National Life Insurance Company
Separate Account C
Profunds VP - Semiconductor
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,490 shares (cost $44,466)              $    48,679       Dividend income                              $       5
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     5
                                                                                                         --------------
Net assets                                    $    48,679   Expenses:
                                            --------------
                                                                Administrative expense                               5
                                                                Mortality and expense risk                         745
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   750
                                                                                                         --------------

                                                            Net investment loss                                   (745)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                      195
                                                            Change in net unrealized appreciation on
                                                                 investments                                     3,950
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     3,400
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $     1,650       $     8,580

Net increase in net assets resulting from operations                                           3,400             1,455

Capital shares transactions
   Net premiums                                                                                    -                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (984)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (632)              (28)
   Interfund and net transfers to general account                                             45,245            (8,357)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    43,629            (8,385)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       47,029            (6,930)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    48,679       $     1,650
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       117

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Dow 30
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,085 shares (cost $63,286)              $    54,239       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    54,239   Expenses:
                                            --------------
                                                                Administrative expense                              15
                                                                Mortality and expense risk                         963
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   978
                                                                                                         --------------

                                                            Net investment loss                                   (978)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (5,510)
                                                            Change in net unrealized appreciation on
                                                                 investments                                       357
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (6,131)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    20,055       $    19,696

Net decrease in net assets resulting from operations                                          (6,131)           (9,681)

Capital shares transactions
   Net premiums                                                                                    -                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (5,064)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (1,309)             (461)
   Interfund and net transfers to general account                                             46,688            10,501
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               40,315            10,040
                                                                                       --------------    --------------

Total increase in net assets                                                                  34,184               359
                                                                                       --------------    --------------

Net assets at end of year                                                                $    54,239       $    20,055
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       118

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Emerging Markets
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,335 shares (cost $29,158)              $    29,394       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    29,394   Expenses:
                                            --------------
                                                                Administrative expense                               2
                                                                Mortality and expense risk                         376
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   378
                                                                                                         --------------

                                                            Net investment loss                                   (378)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                     (94)
                                                            Change in net unrealized appreciation on
                                                                 investments                                       979
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      507
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    59,450       $     8,409

Net increase (decrease) in net assets resulting from operations                                  507            (7,487)

Capital shares transactions
   Net premiums                                                                                    -                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -            (7,264)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (533)           (3,150)
   Interfund and net transfers to general account                                            (30,030)           68,941
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (30,563)           58,528
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (30,056)           51,041
                                                                                       --------------    --------------

Net assets at end of year                                                                $    29,394       $    59,450
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       119

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short International
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,355 shares (cost $60,856)              $    44,355       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    44,355   Expenses:
                                            --------------
                                                                Administrative expense                               7
                                                                Mortality and expense risk                       1,046
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 1,053
                                                                                                         --------------

                                                            Net investment loss                                 (1,053)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (1,393)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     2,337
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (109)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    41,478       $    70,864

Net decrease in net assets resulting from operations                                            (109)          (14,707)

Capital shares transactions
   Net premiums                                                                                5,491                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,434)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                               (71)             (674)
   Interfund and net transfers to general account                                                  -           (14,006)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     2,986           (14,679)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                        2,877           (29,386)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    44,355       $    41,478
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       120

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Mid-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     880 shares (cost $7,145)                 $     6,192       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $     6,192   Expenses:
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         276
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   276
                                                                                                         --------------

                                                            Net investment loss                                   (276)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,153
                                                            Change in net unrealized appreciation on
                                                                 investments                                       129
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     1,006
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $     2,899       $     5,542

Net increase (decrease) in net assets resulting from operations                                1,006            (1,525)

Capital shares transactions
   Net premiums                                                                                4,199                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                             (1,912)           (1,118)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     2,287            (1,118)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                        3,293            (2,643)
                                                                                       --------------    --------------

Net assets at end of year                                                                $     6,192       $     2,899
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       121

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,692 shares (cost $32,909)              $    33,086       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    33,086   Expenses:
                                            --------------
                                                                Administrative expense                              62
                                                                Mortality and expense risk                       4,008
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 4,070
                                                                                                         --------------

                                                            Net investment loss                                 (4,070)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (5,715)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     4,441
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (5,344)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    153,793      $    486,126

Net decrease in net assets resulting from operations                                          (5,344)         (199,803)

Capital shares transactions
   Net premiums                                                                                2,200                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (13,022)          (98,818)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,051)          (18,594)
   Interfund and net transfers to general account                                           (100,490)          (15,118)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (115,363)         (132,530)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (120,707)         (332,333)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    33,086      $    153,793
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       122

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Small-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     4,412 shares (cost $99,528)              $    85,910       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    85,910   Expenses:
                                            --------------
                                                                Administrative expense                             119
                                                                Mortality and expense risk                       3,418
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,537
                                                                                                         --------------

                                                            Net investment loss                                 (3,537)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (28,251)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    10,779
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (21,009)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    76,436      $    267,547

Net decrease in net assets resulting from operations                                         (21,009)          (99,315)

Capital shares transactions
   Net premiums                                                                                   10                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,838)          (36,711)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,750)           (3,416)
   Interfund and net transfers to general account                                             37,061           (51,670)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    30,483           (91,796)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                        9,474          (191,111)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    85,910       $    76,436
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       123

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     14,876 shares (cost $488,043)           $    478,404       Dividend income                              $       -
                                                                Capital gains distributions                    129,502
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               129,502
                                                                                                         --------------
Net assets                                   $    478,404   Expenses:
                                            --------------
                                                                Administrative expense                             246
                                                                Mortality and expense risk                      17,738
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                17,984
                                                                                                         --------------

                                                            Net investment income                              111,518

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    7,138
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (167,036)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (48,380)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,421,395      $    748,432

Net (decrease) increase in net assets resulting from operations                              (48,380)          329,485

Capital shares transactions
   Net premiums                                                                                    -               184
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (170,762)         (184,539)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (37,959)          (63,310)
   Interfund and net transfers to general account                                           (685,890)          591,143
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (894,611)          343,478
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (942,991)          672,963
                                                                                       --------------    --------------

Net assets at end of year                                                               $    478,404     $   1,421,395
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       124

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     16,201 shares (cost $646,099)           $    606,727       Dividend income                              $       -
                                                                Capital gains distributions                     73,457
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                73,457
                                                                                                         --------------
Net assets                                   $    606,727   Expenses:
                                            --------------
                                                                Administrative expense                              95
                                                                Mortality and expense risk                      12,197
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                12,292
                                                                                                         --------------

                                                            Net investment income                               61,165

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (3,811)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (90,905)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (33,551)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    584,168      $    113,365

Net (decrease) increase in net assets resulting from operations                              (33,551)           97,846

Capital shares transactions
   Net premiums                                                                                   34             2,545
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (32,821)          (82,477)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (34,563)          (11,273)
   Interfund and net transfers to general account                                            123,460           464,162
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               56,110           372,957
                                                                                       --------------    --------------

Total increase in net assets                                                                  22,559           470,803
                                                                                       --------------    --------------

Net assets at end of year                                                               $    606,727      $    584,168
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       125

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Value
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,286 shares (cost $48,292)              $    54,429       Dividend income                              $       -
                                                                Capital gains distributions                      8,659
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 8,659
                                                                                                         --------------
Net assets                                    $    54,429   Expenses:
                                            --------------
                                                                Administrative expense                              62
                                                                Mortality and expense risk                       2,544
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 2,606
                                                                                                         --------------

                                                            Net investment income                                6,053

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   12,478
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (18,023)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      508
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    301,669      $    106,206

Net increase in net assets resulting from operations                                             508            66,045

Capital shares transactions
   Net premiums                                                                                    -                 5
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (1,373)          (67,509)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,113)           (7,550)
   Interfund and net transfers to general account                                           (243,262)          204,472
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (247,748)          129,418
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (247,240)          195,463
                                                                                       --------------    --------------

Net assets at end of year                                                                $    54,429      $    301,669
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       126

Midland National Life Insurance Company
Separate Account C
Profunds VP - Technology
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,249 shares (cost $299,984)           $    331,461       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    331,461   Expenses:
                                            --------------
                                                                Administrative expense                              85
                                                                Mortality and expense risk                       5,967
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,052
                                                                                                         --------------

                                                            Net investment loss                                 (6,052)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   14,292
                                                            Change in net unrealized appreciation on
                                                                 investments                                    15,022
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    23,262
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    104,030      $    126,347

Net increase in net assets resulting from operations                                          23,262            31,235

Capital shares transactions
   Net premiums                                                                                  402                88
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (43,047)          (36,448)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (10,891)           (2,431)
   Interfund and net transfers to general account                                            257,705           (14,761)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   204,169           (53,552)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      227,431           (22,317)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    331,461      $    104,030
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       127

Midland National Life Insurance Company
Separate Account C
Profunds VP - Telecommunications
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     6,384 shares (cost $56,894)              $    54,392       Dividend income                            $     2,630
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,630
                                                                                                         --------------
Net assets                                    $    54,392   Expenses:
                                            --------------
                                                                Administrative expense                              13
                                                                Mortality and expense risk                       1,094
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 1,107
                                                                                                         --------------

                                                            Net investment income                                1,523

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (307)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,981)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (765)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    16,940       $    71,493

Net decrease in net assets resulting from operations                                            (765)          (19,510)

Capital shares transactions
   Net premiums                                                                                    -                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,017)          (20,524)
   Transfers of death benefits                                                                     -            (8,716)
   Transfers of other terminations                                                              (746)           (2,950)
   Interfund and net transfers to general account                                             40,980            (2,854)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    38,217           (35,043)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       37,452           (54,553)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    54,392       $    16,940
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       128

Midland National Life Insurance Company
Separate Account C
Profunds VP - U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     21,151 shares (cost $480,943)           $    509,949       Dividend income                             $      752
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   752
                                                                                                         --------------
Net assets                                   $    509,949   Expenses:
                                            --------------
                                                                Administrative expense                             175
                                                                Mortality and expense risk                       8,609
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 8,784
                                                                                                         --------------

                                                            Net investment loss                                 (8,032)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   13,420
                                                            Change in net unrealized appreciation on
                                                                 investments                                    51,135
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    56,523
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    127,594      $    264,950

Net increase (decrease) in net assets resulting from operations                               56,523          (193,649)

Capital shares transactions
   Net premiums                                                                                    2               826
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (20,125)          (79,220)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (14,564)          (16,573)
   Interfund and net transfers to general account                                            360,519           151,260
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              325,832            56,293
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      382,355          (137,356)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    509,949      $    127,594
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       129

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraBull
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     101,983 shares (cost $1,686,722)       $   1,682,728       Dividend income                              $       -
                                                                Capital gains distributions                    167,349
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               167,349
                                                                                                         --------------
Net assets                                  $   1,682,728   Expenses:
                                            --------------
                                                                Administrative expense                             417
                                                                Mortality and expense risk                      25,767
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                26,184
                                                                                                         --------------

                                                            Net investment income                              141,165

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  101,270
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (122,902)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    119,533
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,405,510     $   1,625,357

Net increase in net assets resulting from operations                                         119,533           621,798

Capital shares transactions
   Net premiums                                                                                    1                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (13,291)         (157,828)
   Transfers of death benefits                                                                     -        (1,172,009)
   Transfers of other terminations                                                           (32,300)          (28,968)
   Interfund and net transfers to general account                                         (2,796,725)        3,517,159
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (2,842,315)        2,158,355
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,722,782)        2,780,153
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,682,728     $   4,405,510
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       130

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraMid-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     11,731 shares (cost $663,199)           $    725,795       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    725,795   Expenses:
                                            --------------
                                                                Administrative expense                             201
                                                                Mortality and expense risk                      24,197
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                24,398
                                                                                                         --------------

                                                            Net investment loss                                (24,398)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  205,817
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (76,894)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    104,525
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    797,720      $    452,733

Net increase in net assets resulting from operations                                         104,525           387,633

Capital shares transactions
   Net premiums                                                                                    -               129
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (114,797)          (65,916)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (53,550)          (50,821)
   Interfund and net transfers to general account                                             (8,103)           73,962
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (176,450)          (42,646)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (71,925)          344,987
                                                                                       --------------    --------------

Net assets at end of year                                                               $    725,795      $    797,720
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       131

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraNASDAQ-100
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,516 shares (cost $814,294)           $    875,772       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    875,772   Expenses:
                                            --------------
                                                                Administrative expense                              86
                                                                Mortality and expense risk                      10,626
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                10,712
                                                                                                         --------------

                                                            Net investment loss                                (10,712)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    6,858
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,316)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (5,170)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    218,848      $    259,826

Net (decrease) increase in net assets resulting from operations                               (5,170)          112,590

Capital shares transactions
   Net premiums                                                                                    1                73
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (30,873)          (10,779)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (16,626)           (7,422)
   Interfund and net transfers to general account                                            709,592          (135,440)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   662,094          (153,568)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      656,924           (40,978)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    875,772      $    218,848
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       132

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort Dow 30
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,609 shares (cost $52,953)              $    43,812       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    43,812   Expenses:
                                            --------------
                                                                Administrative expense                             343
                                                                Mortality and expense risk                       2,178
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 2,521
                                                                                                         --------------

                                                            Net investment loss                                 (2,521)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (102,889)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    90,141
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (15,269)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    182,921      $    247,331

Net decrease in net assets resulting from operations                                         (15,269)         (115,163)

Capital shares transactions
   Net premiums                                                                                    -               349
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (517)              (96)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (17,158)           (9,915)
   Interfund and net transfers to general account                                           (106,165)           60,415
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (123,840)           50,753
                                                                                       --------------    --------------

Total decrease in net assets                                                                (139,109)          (64,410)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    43,812      $    182,921
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       133

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort NASDAQ-100
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,819 shares (cost $61,309)              $    47,661       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    47,661   Expenses:
                                            --------------
                                                                Administrative expense                             194
                                                                Mortality and expense risk                       2,321
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 2,515
                                                                                                         --------------

                                                            Net investment loss                                 (2,515)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (105,648)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    70,250
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (37,913)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    117,260      $    257,904

Net decrease in net assets resulting from operations                                         (37,913)         (100,779)

Capital shares transactions
   Net premiums                                                                                4,411            30,200
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (435)           (8,474)
   Transfers of death benefits                                                                (1,163)                -
   Transfers of other terminations                                                           (12,746)           (9,576)
   Interfund and net transfers to general account                                            (21,753)          (52,015)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (31,686)          (39,865)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (69,599)         (140,644)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    47,661      $    117,260
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       134

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraSmall-Cap
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     8,027 shares (cost $153,833)            $    171,462       Dividend income                              $       -
                                                                Capital gains distributions                     15,591
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                15,591
                                                                                                         --------------
Net assets                                   $    171,462   Expenses:
                                            --------------
                                                                Administrative expense                              95
                                                                Mortality and expense risk                       5,267
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 5,362
                                                                                                         --------------

                                                            Net investment income                               10,229

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  106,964
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (24,340)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    92,853
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    158,026      $    228,879

Net increase in net assets resulting from operations                                          92,853           202,918

Capital shares transactions
   Net premiums                                                                                    3                92
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (60,213)          (14,598)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (16,574)          (29,162)
   Interfund and net transfers to general account                                             (2,633)         (230,103)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (79,417)         (273,771)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       13,436           (70,853)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    171,462      $    158,026
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       135

Midland National Life Insurance Company
Separate Account C
Profunds VP - Utilities
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,135 shares (cost $601,422)           $    657,452       Dividend income                            $     7,064
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 7,064
                                                                                                         --------------
Net assets                                   $    657,452   Expenses:
                                            --------------
                                                                Administrative expense                              88
                                                                Mortality and expense risk                       9,605
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 9,693
                                                                                                         --------------

                                                            Net investment loss                                 (2,629)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    6,296
                                                            Change in net unrealized appreciation on
                                                                 investments                                    55,721
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    59,388
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    133,747      $    230,786

Net increase in net assets resulting from operations                                          59,388            20,998

Capital shares transactions
   Net premiums                                                                                1,349             8,956
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (65,711)          (21,187)
   Transfers of death benefits                                                                     -           (16,539)
   Transfers of other terminations                                                            (8,754)          (16,536)
   Interfund and net transfers to general account                                            537,433           (72,731)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   464,317          (118,037)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      523,705           (97,039)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    657,452      $    133,747
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       136

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Global Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     386,698 shares (cost $12,052,622)      $   9,780,718       Dividend income                            $    11,135
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                11,135
                                                                                                         --------------
Net assets                                  $   9,780,718   Expenses:
                                            --------------
                                                                Administrative expense                           6,690
                                                                Mortality and expense risk                     222,228
                                                                Contract maintenance charge                        681
                                                                                                         --------------

                                                                                                               229,599
                                                                                                         --------------

                                                            Net investment loss                               (218,464)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                (663,574)
                                                            Change in net unrealized depreciation on
                                                                 investments                                (1,689,112)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                  $  (2,571,150)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  14,420,775     $  15,156,813

Net (decrease) increase in net assets resulting from operations                           (2,571,150)        1,168,955

Capital shares transactions
   Net premiums                                                                              410,024           279,847
   Transfers of policy loans                                                                    (906)             (633)
   Transfers of surrenders                                                                (1,975,071)       (1,246,792)
   Transfers of death benefits                                                              (112,624)          (89,162)
   Transfers of other terminations                                                          (391,931)         (438,628)
   Interfund and net transfers to general account                                              1,601          (409,625)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (2,068,907)       (1,904,993)
                                                                                       --------------    --------------

Total decrease in net assets                                                              (4,640,057)         (736,038)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   9,780,718     $  14,420,775
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       137

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     184,119 shares (cost $2,500,856)       $   2,384,347       Dividend income                            $    14,539
                                                                Capital gains distributions                    331,921
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               346,460
                                                                                                         --------------
Net assets                                  $   2,384,347   Expenses:
                                            --------------
                                                                Administrative expense                           1,283
                                                                Mortality and expense risk                      49,801
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                51,084
                                                                                                         --------------

                                                            Net investment income                              295,376

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  166,978
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (480,347)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (17,993)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,061,222     $   7,344,589

Net (decrease) increase in net assets resulting from operations                              (17,993)          512,124

Capital shares transactions
   Net premiums                                                                               78,638            66,461
   Transfers of policy loans                                                                    (288)              424
   Transfers of surrenders                                                                  (407,418)         (186,243)
   Transfers of death benefits                                                               (12,024)          (31,781)
   Transfers of other terminations                                                          (134,826)         (120,723)
   Interfund and net transfers to general account                                           (182,964)       (4,523,629)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (658,882)       (4,795,491)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (676,875)       (4,283,367)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,384,347     $   3,061,222
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       138

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Unconstrained Emerging Markets Bond Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     125,435 shares (cost $1,220,738)       $   1,170,311       Dividend income                           $    109,260
                                                                Capital gains distributions                    174,620
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               283,880
                                                                                                         --------------
Net assets                                  $   1,170,311   Expenses:
                                            --------------
                                                                Administrative expense                           1,027
                                                                Mortality and expense risk                      34,163
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                35,190
                                                                                                         --------------

                                                            Net investment income                              248,690

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (79,666)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (19,087)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    149,937
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,221,511     $   3,055,458

Net increase (decrease) in net assets resulting from operations                              149,937          (162,856)

Capital shares transactions
   Net premiums                                                                               77,810            16,550
   Transfers of policy loans                                                                     622             1,683
   Transfers of surrenders                                                                   (70,932)          (89,307)
   Transfers of death benefits                                                               (11,409)                -
   Transfers of other terminations                                                           (92,442)          (54,666)
   Interfund and net transfers to general account                                           (104,786)       (1,545,351)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (201,137)       (1,671,091)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (51,200)       (1,833,947)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,170,311     $   1,221,511
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       139

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Technology Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     11,191 shares (cost $92,252)             $    95,791       Dividend income                              $       -
                                                                Capital gains distributions                      4,233
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,233
                                                                                                         --------------
Net assets                                    $    95,791     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,022
                                                                Contract maintenance charge                         13
                                                                                                         --------------

                                                                                                                 1,035
                                                                                                         --------------

                                                            Net investment income                                3,198

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    4,236
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,436)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     3,998
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    52,223       $     8,355

Net increase in net assets resulting from operations                                           3,998            10,029

Capital shares transactions
   Net premiums                                                                               70,277            24,811
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (347)           (9,079)
   Interfund and net transfers to general account                                            (30,360)           18,107
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               39,570            33,839
                                                                                       --------------    --------------

Total increase in net assets                                                                  43,568            43,868
                                                                                       --------------    --------------

Net assets at end of year                                                                $    95,791       $    52,223
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       140

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     4,615 shares (cost $176,758)            $    145,603       Dividend income                            $     8,644
                                                                Capital gains distributions                     10,643
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                19,287
                                                                                                         --------------
Net assets                                   $    145,603     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,627
                                                                Contract maintenance charge                         12
                                                                                                         --------------

                                                                                                                 1,639
                                                                                                         --------------

                                                            Net investment income                               17,648

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      287
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (36,967)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (19,032)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    63,189         $       -

Net (decrease) increase in net assets resulting from operations                              (19,032)            6,019

Capital shares transactions
   Net premiums                                                                               99,763            47,131
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (3,163)                -
   Transfers of death benefits                                                                (3,316)                -
   Transfers of other terminations                                                            (1,111)              (40)
   Interfund and net transfers to general account                                              9,273            10,079
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              101,446            57,170
                                                                                       --------------    --------------

Total increase in net assets                                                                  82,414            63,189
                                                                                       --------------    --------------

Net assets at end of year                                                               $    145,603       $    63,189
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       141

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Janus Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     7,440 shares (cost $253,973)            $    261,946       Dividend income                             $      202
                                                                Capital gains distributions                      4,770
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,972
                                                                                                         --------------
Net assets                                   $    261,946     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         994
                                                                Contract maintenance charge                          9
                                                                                                         --------------

                                                                                                                 1,003
                                                                                                         --------------

                                                            Net investment income                                3,969

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,418
                                                            Change in net unrealized appreciation on
                                                                 investments                                     4,951
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    10,338
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    26,475         $       -

Net increase in net assets resulting from operations                                          10,338             3,041

Capital shares transactions
   Net premiums                                                                               76,268            10,382
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,878)             (868)
   Interfund and net transfers to general account                                            153,743            13,920
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              225,133            23,434
                                                                                       --------------    --------------

Total increase in net assets                                                                 235,471            26,475
                                                                                       --------------    --------------

Net assets at end of year                                                               $    261,946       $    26,475
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       142

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Enterprise Services Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,115 shares (cost $867,881)           $    895,713       Dividend income                             $      156
                                                                Capital gains distributions                     32,651
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                32,807
                                                                                                         --------------
Net assets                                   $    895,713     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,388
                                                                Contract maintenance charge                         12
                                                                                                         --------------

                                                                                                                 5,400
                                                                                                         --------------

                                                            Net investment income                               27,407

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,578
                                                            Change in net unrealized appreciation on
                                                                 investments                                    23,206
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    52,191
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    89,904         $       -

Net increase in net assets resulting from operations                                          52,191             4,463

Capital shares transactions
   Net premiums                                                                              405,164            85,441
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (37,269)                -
   Transfers of death benefits                                                               (17,782)                -
   Transfers of other terminations                                                           (14,924)                -
   Interfund and net transfers to general account                                            418,429                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              753,618            85,441
                                                                                       --------------    --------------

Total increase in net assets                                                                 805,809            89,904
                                                                                       --------------    --------------

Net assets at end of year                                                               $    895,713       $    89,904
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       143

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Research Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     8,236 shares (cost $313,415)            $    335,776       Dividend income                            $     2,518
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,518
                                                                                                         --------------
Net assets                                   $    335,776     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,924
                                                                Contract maintenance charge                         31
                                                                                                         --------------

                                                                                                                 2,955
                                                                                                         --------------

                                                            Net investment loss                                   (437)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,475
                                                            Change in net unrealized appreciation on
                                                                 investments                                    11,750
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    12,788
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    99,475       $     1,769

Net increase in net assets resulting from operations                                          12,788             9,774

Capital shares transactions
   Net premiums                                                                              198,338            91,017
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (2,710)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (375)           (2,626)
   Interfund and net transfers to general account                                             28,260              (459)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              223,513            87,932
                                                                                       --------------    --------------

Total increase in net assets                                                                 236,301            97,706
                                                                                       --------------    --------------

Net assets at end of year                                                               $    335,776       $    99,475
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       144

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Perkins Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     98,328 shares (cost $1,747,684)        $   1,808,251       Dividend income                            $    57,600
                                                                Capital gains distributions                    131,151
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               188,751
                                                                                                         --------------
Net assets                                  $   1,808,251     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      23,589
                                                                Contract maintenance charge                        284
                                                                                                         --------------

                                                                                                                23,873
                                                                                                         --------------

                                                            Net investment income                              164,878

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   49,371
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (98,609)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    115,640
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,761,754      $    141,191

Net increase in net assets resulting from operations                                         115,640           191,693

Capital shares transactions
   Net premiums                                                                              332,649         1,466,839
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (133,863)          (10,519)
   Transfers of death benefits                                                               (25,182)                -
   Transfers of other terminations                                                          (118,342)          (54,378)
   Interfund and net transfers to general account                                           (124,405)           26,928
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (69,143)        1,428,870
                                                                                       --------------    --------------

Total increase in net assets                                                                  46,497         1,620,563
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,808,251     $   1,761,754
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       145

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     162,839 shares (cost $5,188,007)       $   5,368,804       Dividend income                            $    54,691
                                                                Capital gains distributions                     76,792
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               131,483
                                                                                                         --------------
Net assets                                  $   5,368,804     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      42,297
                                                                Contract maintenance charge                      1,164
                                                                                                         --------------

                                                                                                                43,461
                                                                                                         --------------

                                                            Net investment income                               88,022

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   15,264
                                                            Change in net unrealized appreciation on
                                                                 investments                                   113,811
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    217,097
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,485,331      $    175,790

Net increase in net assets resulting from operations                                         217,097           131,492

Capital shares transactions
   Net premiums                                                                            3,270,591         1,423,761
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (211,976)          (42,163)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (80,796)          (24,190)
   Interfund and net transfers to general account                                            688,557          (179,359)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,666,376         1,178,049
                                                                                       --------------    --------------

Total increase in net assets                                                               3,883,473         1,309,541
                                                                                       --------------    --------------

Net assets at end of year                                                              $   5,368,804     $   1,485,331
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       146

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Flexible Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     132,150 shares (cost $1,719,158)       $   1,715,306       Dividend income                            $    31,718
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                31,718
                                                                                                         --------------
Net assets                                  $   1,715,306     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      11,858
                                                                Contract maintenance charge                         97
                                                                                                         --------------

                                                                                                                11,955
                                                                                                         --------------

                                                            Net investment income                               19,763

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (9,093)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    10,932
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    21,602
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    570,522      $    144,655

Net increase (decrease) in net assets resulting from operations                               21,602            (5,234)

Capital shares transactions
   Net premiums                                                                              561,259           336,701
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,059)          (65,406)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (147,223)          (32,329)
   Interfund and net transfers to general account                                            719,205           192,135
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,123,182           431,101
                                                                                       --------------    --------------

Total increase in net assets                                                               1,144,784           425,867
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,715,306      $    570,522
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       147

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     5,357,446 shares (cost $60,302,915)    $  60,003,397       Dividend income                          $   1,201,122
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                             1,201,122
                                                                                                         --------------
Net assets                                  $  60,003,397   Expenses:
                                            --------------
                                                                Administrative expense                          10,611
                                                                Mortality and expense risk                     786,584
                                                                Contract maintenance charge                      4,168
                                                                                                         --------------

                                                                                                               801,363
                                                                                                         --------------

                                                            Net investment income                              399,759

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (363,219)
                                                            Change in net unrealized appreciation on
                                                                 investments                                 1,265,208
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                  $   1,301,748
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  46,265,894     $  42,212,643

Net increase (decrease) in net assets resulting from operations                            1,301,748        (1,744,688)

Capital shares transactions
   Net premiums                                                                           18,691,322        14,861,025
   Transfers of policy loans                                                                   2,327            (1,377)
   Transfers of surrenders                                                                (5,085,536)       (5,063,634)
   Transfers of death benefits                                                            (1,168,392)         (281,460)
   Transfers of other terminations                                                        (2,947,486)       (2,046,683)
   Interfund and net transfers to general account                                          2,943,520        (1,669,932)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                           12,435,755         5,797,939
                                                                                       --------------    --------------

Total increase in net assets                                                              13,737,503         4,053,251
                                                                                       --------------    --------------

Net assets at end of year                                                              $  60,003,397     $  46,265,894
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       148

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     839,569 shares (cost $8,936,092)       $   8,882,637       Dividend income                           $    119,781
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               119,781
                                                                                                         --------------
Net assets                                  $   8,882,637   Expenses:
                                            --------------
                                                                Administrative expense                             775
                                                                Mortality and expense risk                     231,367
                                                                Contract maintenance charge                        446
                                                                                                         --------------

                                                                                                               232,588
                                                                                                         --------------

                                                            Net investment loss                               (112,807)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   19,482
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (26,986)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (120,311)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  13,108,651     $  10,978,617

Net decrease in net assets resulting from operations                                        (120,311)         (334,644)

Capital shares transactions
   Net premiums                                                                            6,263,947         3,020,398
   Transfers of policy loans                                                                     (39)              (42)
   Transfers of surrenders                                                                (2,518,923)         (933,432)
   Transfers of death benefits                                                              (111,255)                -
   Transfers of other terminations                                                          (613,474)         (590,873)
   Interfund and net transfers to general account                                         (7,125,959)          968,627
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (4,105,703)        2,464,678
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (4,226,014)        2,130,034
                                                                                       --------------    --------------

Net assets at end of year                                                              $   8,882,637     $  13,108,651
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       149

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,347,107 shares (cost $10,889,558)    $  10,655,617       Dividend income                           $    794,816
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               794,816
                                                                                                         --------------
Net assets                                  $  10,655,617   Expenses:
                                            --------------
                                                                Administrative expense                           5,268
                                                                Mortality and expense risk                     249,680
                                                                Contract maintenance charge                        548
                                                                                                         --------------

                                                                                                               255,496
                                                                                                         --------------

                                                            Net investment income                              539,320

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   42,635
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (423,293)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    158,662
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  15,287,645     $  18,539,028

Net increase in net assets resulting from operations                                         158,662           627,795

Capital shares transactions
   Net premiums                                                                              998,709         2,209,321
   Transfers of policy loans                                                                   1,042              (522)
   Transfers of surrenders                                                                (1,661,254)       (2,044,060)
   Transfers of death benefits                                                              (161,087)          (24,735)
   Transfers of other terminations                                                        (1,002,051)         (731,758)
   Interfund and net transfers to general account                                         (2,966,049)       (3,287,424)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (4,790,690)       (3,879,178)
                                                                                       --------------    --------------

Total decrease in net assets                                                              (4,632,028)       (3,251,383)
                                                                                       --------------    --------------

Net assets at end of year                                                              $  10,655,617     $  15,287,645
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       150

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,070,366 shares (cost $14,250,431)    $  13,711,387       Dividend income                           $    146,216
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               146,216
                                                                                                         --------------
Net assets                                  $  13,711,387   Expenses:
                                            --------------
                                                                Administrative expense                           1,541
                                                                Mortality and expense risk                     161,152
                                                                Contract maintenance charge                      1,561
                                                                                                         --------------

                                                                                                               164,254
                                                                                                         --------------

                                                            Net investment loss                                (18,038)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                (239,330)
                                                            Change in net unrealized appreciation on
                                                                 investments                                   292,344
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    34,976
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   8,873,537     $   7,041,927

Net increase (decrease) in net assets resulting from operations                               34,976          (930,759)

Capital shares transactions
   Net premiums                                                                            6,642,256         5,690,959
   Transfers of policy loans                                                                     721             1,394
   Transfers of surrenders                                                                  (787,093)         (751,338)
   Transfers of death benefits                                                              (596,173)         (112,221)
   Transfers of other terminations                                                          (575,773)         (410,549)
   Interfund and net transfers to general account                                            118,936        (1,655,876)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            4,802,874         2,762,369
                                                                                       --------------    --------------

Total increase in net assets                                                               4,837,850         1,831,610
                                                                                       --------------    --------------

Net assets at end of year                                                              $  13,711,387     $   8,873,537
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       151

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - All Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     363,198 shares (cost $4,093,713)       $   3,802,685       Dividend income                           $    183,226
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               183,226
                                                                                                         --------------
Net assets                                  $   3,802,685   Expenses:
                                            --------------
                                                                Administrative expense                             346
                                                                Mortality and expense risk                      50,903
                                                                Contract maintenance charge                        206
                                                                                                         --------------

                                                                                                                51,455
                                                                                                         --------------

                                                            Net investment income                              131,771

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (21,861)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (213,451)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (103,541)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,471,218     $   3,493,802

Net decrease in net assets resulting from operations                                        (103,541)          (49,353)

Capital shares transactions
   Net premiums                                                                            1,423,717         1,219,319
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (121,483)         (318,682)
   Transfers of death benefits                                                               (48,552)                -
   Transfers of other terminations                                                          (114,380)          (62,052)
   Interfund and net transfers to general account                                            295,706        (1,811,816)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                 1,435,008          (973,231)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                    1,331,467        (1,022,584)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,802,685     $   2,471,218
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       152

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global Multi-Asset Managed Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     25,208 shares (cost $303,256)           $    292,661       Dividend income                            $     7,136
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 7,136
                                                                                                         --------------
Net assets                                   $    292,661     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,856
                                                                Contract maintenance charge                         29
                                                                                                         --------------

                                                                                                                 3,885
                                                                                                         --------------

                                                            Net investment income                                3,251

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                  (2,755)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     8,233
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     8,729
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    265,184       $    73,969

Net increase (decrease) in net assets resulting from operations                                8,729           (17,282)

Capital shares transactions
   Net premiums                                                                               12,584           169,052
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                (7,954)                -
   Transfers of other terminations                                                            (7,666)           (2,190)
   Interfund and net transfers to general account                                             21,784            41,635
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               18,748           208,497
                                                                                       --------------    --------------

Total increase in net assets                                                                  27,477           191,215
                                                                                       --------------    --------------

Net assets at end of year                                                               $    292,661      $    265,184
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       153

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Short-Term Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     2,799,179 shares (cost $28,794,144)    $  28,719,578       Dividend income                           $    129,717
                                                                Capital gains distributions                     27,973
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               157,690
                                                                                                         --------------
Net assets                                  $  28,719,578     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     283,495
                                                                Contract maintenance charge                      2,938
                                                                                                         --------------

                                                                                                               286,433
                                                                                                         --------------

                                                            Net investment loss                               (128,743)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (1,181)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (69,052)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (198,976)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  12,508,239     $   1,088,890

Net decrease in net assets resulting from operations                                        (198,976)          (55,885)

Capital shares transactions
   Net premiums                                                                           20,278,123        13,858,036
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                (1,397,731)          (82,147)
   Transfers of death benefits                                                              (479,160)                -
   Transfers of other terminations                                                        (1,242,522)         (410,382)
   Interfund and net transfers to general account                                           (748,395)       (1,890,273)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                           16,410,315        11,475,234
                                                                                       --------------    --------------

Total increase in net assets                                                              16,211,339        11,419,349
                                                                                       --------------    --------------

Net assets at end of year                                                              $  28,719,578     $  12,508,239
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       154

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     46,747 shares (cost $638,165)           $    593,217       Dividend income                            $    26,308
                                                                Capital gains distributions                     10,908
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                37,216
                                                                                                         --------------
Net assets                                   $    593,217     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,895
                                                                Contract maintenance charge                         74
                                                                                                         --------------

                                                                                                                 6,969
                                                                                                         --------------

                                                            Net investment income                               30,247

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (19,786)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (21,257)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (10,796)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    329,343      $    253,713

Net decrease in net assets resulting from operations                                         (10,796)          (40,942)

Capital shares transactions
   Net premiums                                                                              159,320           509,900
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (15,861)          (11,331)
   Transfers of death benefits                                                               (78,423)                -
   Transfers of other terminations                                                           (13,700)           (6,266)
   Interfund and net transfers to general account                                            223,334          (375,731)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              274,670           116,572
                                                                                       --------------    --------------

Total increase in net assets                                                                 263,874            75,630
                                                                                       --------------    --------------

Net assets at end of year                                                               $    593,217      $    329,343
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       155

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global (Unhedged) Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     23,210 shares (cost $297,946)           $    277,361       Dividend income                            $     6,980
                                                                Capital gains distributions                      8,167
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                15,147
                                                                                                         --------------
Net assets                                   $    277,361     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,683
                                                                Contract maintenance charge                         51
                                                                                                         --------------

                                                                                                                 3,734
                                                                                                         --------------

                                                            Net investment income                               11,413

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (1,072)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (15,018)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (4,677)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    158,754      $    183,949

Net decrease in net assets resulting from operations                                          (4,677)          (16,214)

Capital shares transactions
   Net premiums                                                                               99,689           180,354
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (3,341)           (9,313)
   Transfers of death benefits                                                                (2,750)                -
   Transfers of other terminations                                                           (18,021)           (3,784)
   Interfund and net transfers to general account                                             47,707          (176,238)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   123,284            (8,981)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      118,607           (25,195)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    277,361      $    158,754
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       156

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     893,408 shares (cost $5,529,315)       $   4,386,635       Dividend income                            $    11,045
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                11,045
                                                                                                         --------------
Net assets                                  $   4,386,635     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      50,886
                                                                Contract maintenance charge                        576
                                                                                                         --------------

                                                                                                                51,462
                                                                                                         --------------

                                                            Net investment loss                                (40,417)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (50,348)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (981,055)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                  $  (1,071,820)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,284,093      $    224,551

Net decrease in net assets resulting from operations                                      (1,071,820)         (177,196)

Capital shares transactions
   Net premiums                                                                            3,139,859         2,207,588
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (217,615)           (8,194)
   Transfers of death benefits                                                               (84,131)                -
   Transfers of other terminations                                                          (226,828)          (60,968)
   Interfund and net transfers to general account                                            563,077            98,312
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,174,362         2,236,738
                                                                                       --------------    --------------

Total increase in net assets                                                               2,102,542         2,059,542
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,386,635     $   2,284,093
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       157

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     211,836 shares (cost $3,061,209)       $   2,895,798       Dividend income                            $    18,878
                                                                Capital gains distributions                    354,462
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               373,340
                                                                                                         --------------
Net assets                                  $   2,895,798   Expenses:
                                            --------------
                                                                Administrative expense                             948
                                                                Mortality and expense risk                      41,327
                                                                Contract maintenance charge                         39
                                                                                                         --------------

                                                                                                                42,314
                                                                                                         --------------

                                                            Net investment income                              331,026

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                (104,005)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (161,611)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    65,410
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,813,055     $   1,957,104

Net increase in net assets resulting from operations                                          65,410           590,319

Capital shares transactions
   Net premiums                                                                               25,992            19,164
   Transfers of policy loans                                                                     (66)              102
   Transfers of surrenders                                                                  (215,368)         (350,418)
   Transfers of death benefits                                                                (4,178)           (3,203)
   Transfers of other terminations                                                           (83,812)          (76,097)
   Interfund and net transfers to general account                                            294,765           676,084
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               17,333           265,632
                                                                                       --------------    --------------

Total increase in net assets                                                                  82,743           855,951
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,895,798     $   2,813,055
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       158

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     33,631 shares (cost $430,164)           $    383,052       Dividend income                            $     5,210
                                                                Capital gains distributions                     68,821
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                74,031
                                                                                                         --------------
Net assets                                   $    383,052   Expenses:
                                            --------------
                                                                Administrative expense                             192
                                                                Mortality and expense risk                       7,050
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 7,242
                                                                                                         --------------

                                                            Net investment income                               66,789

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   52,781
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (70,264)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    49,306
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    365,530     $   1,147,487

Net increase in net assets resulting from operations                                          49,306           127,790

Capital shares transactions
   Net premiums                                                                                9,609             2,952
   Transfers of policy loans                                                                     268               378
   Transfers of surrenders                                                                   (14,965)          (29,474)
   Transfers of death benefits                                                                     -           (16,975)
   Transfers of other terminations                                                           (18,482)          (16,403)
   Interfund and net transfers to general account                                             (8,214)         (850,225)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (31,784)         (909,747)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                       17,522          (781,957)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    383,052      $    365,530
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       159

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     333,504 shares (cost $5,300,319)       $   5,812,967       Dividend income                            $    58,099
                                                                Capital gains distributions                    967,525
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                             1,025,624
                                                                                                         --------------
Net assets                                  $   5,812,967   Expenses:
                                            --------------
                                                                Administrative expense                           1,819
                                                                Mortality and expense risk                      84,674
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                86,493
                                                                                                         --------------

                                                            Net investment income                              939,131

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  455,810
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (707,141)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    687,800
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,286,771     $   5,818,233

Net increase in net assets resulting from operations                                         687,800         1,656,281

Capital shares transactions
   Net premiums                                                                              172,468           128,675
   Transfers of policy loans                                                                  (2,385)           (4,028)
   Transfers of surrenders                                                                  (575,073)         (548,118)
   Transfers of death benefits                                                              (123,782)          (57,090)
   Transfers of other terminations                                                          (294,121)         (219,360)
   Interfund and net transfers to general account                                           (338,711)         (487,822)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (1,161,604)       (1,187,743)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (473,804)          468,538
                                                                                       --------------    --------------

Net assets at end of year                                                              $   5,812,967     $   6,286,771
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       160

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - SmallCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     20,115 shares (cost $358,753)           $    360,668       Dividend income                              $       -
                                                                Capital gains distributions                     32,613
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                32,613
                                                                                                         --------------
Net assets                                   $    360,668   Expenses:
                                            --------------
                                                                Administrative expense                             182
                                                                Mortality and expense risk                       6,414
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 6,596
                                                                                                         --------------

                                                            Net investment income                               26,017

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   53,520
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (91,583)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (12,046)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    532,186      $    349,405

Net (decrease) increase in net assets resulting from operations                              (12,046)          193,676

Capital shares transactions
   Net premiums                                                                                9,431             8,241
   Transfers of policy loans                                                                   1,638             1,037
   Transfers of surrenders                                                                   (55,037)          (87,775)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (26,226)          (28,154)
   Interfund and net transfers to general account                                            (89,278)           95,756
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (159,472)          (10,895)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (171,518)          182,781
                                                                                       --------------    --------------

Net assets at end of year                                                               $    360,668      $    532,186
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       161

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     80,883 shares (cost $1,945,553)        $   1,876,489       Dividend income                              $       -
                                                                Capital gains distributions                    177,797
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               177,797
                                                                                                         --------------
Net assets                                  $   1,876,489   Expenses:
                                            --------------
                                                                Administrative expense                             197
                                                                Mortality and expense risk                       7,038
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 7,235
                                                                                                         --------------

                                                            Net investment income                              170,562

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   47,738
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (206,675)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    11,625
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    535,107      $    587,113

Net increase in net assets resulting from operations                                          11,625           168,284

Capital shares transactions
   Net premiums                                                                                9,452            12,615
   Transfers of policy loans                                                                      (2)                -
   Transfers of surrenders                                                                   (19,315)         (194,876)
   Transfers of death benefits                                                               (43,894)           (1,218)
   Transfers of other terminations                                                           (16,523)           (9,042)
   Interfund and net transfers to general account                                          1,400,039           (27,769)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                 1,329,757          (220,290)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                    1,341,382           (52,006)
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,876,489      $    535,107
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       162

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     11,239 shares (cost $195,959)           $    200,847       Dividend income                            $     1,967
                                                                Capital gains distributions                      5,212
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 7,179
                                                                                                         --------------
Net assets                                   $    200,847   Expenses:
                                            --------------
                                                                Administrative expense                              83
                                                                Mortality and expense risk                       4,983
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 5,066
                                                                                                         --------------

                                                            Net investment income                                2,113

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   52,266
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (24,523)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    29,856
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    212,801       $    91,774

Net increase in net assets resulting from operations                                          29,856           184,771

Capital shares transactions
   Net premiums                                                                                5,802             3,378
   Transfers of policy loans                                                                       -                27
   Transfers of surrenders                                                                   (28,727)          (42,299)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (40,422)          (34,427)
   Interfund and net transfers to general account                                             21,537             9,577
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (41,810)          (63,744)
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (11,954)          121,027
                                                                                       --------------    --------------

Net assets at end of year                                                               $    200,847      $    212,801
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       163

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     26,919 shares (cost $1,290,542)        $   1,330,700       Dividend income                            $    21,947
                                                                Capital gains distributions                     46,474
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                68,421
                                                                                                         --------------
Net assets                                  $   1,330,700   Expenses:
                                            --------------
                                                                Administrative expense                             224
                                                                Mortality and expense risk                      33,700
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                33,924
                                                                                                         --------------

                                                            Net investment income                               34,497

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  100,208
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (75,575)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    59,130
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,060,846     $   1,728,449

Net increase in net assets resulting from operations                                          59,130           242,040

Capital shares transactions
   Net premiums                                                                                  402               931
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (41,213)          (74,958)
   Transfers of death benefits                                                               (19,005)                -
   Transfers of other terminations                                                           (34,169)          (46,582)
   Interfund and net transfers to general account                                           (695,291)          210,966
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (789,276)           90,357
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (730,146)          332,397
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,330,700     $   2,060,846
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       164

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - International Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     8,957 shares (cost $103,580)             $    94,495       Dividend income                            $     1,623
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,623
                                                                                                         --------------
Net assets                                    $    94,495   Expenses:
                                            --------------
                                                                Administrative expense                              35
                                                                Mortality and expense risk                       3,483
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,518
                                                                                                         --------------

                                                            Net investment loss                                 (1,895)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   17,122
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (37,134)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (21,907)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    339,281      $    108,277

Net (decrease) increase in net assets resulting from operations                              (21,907)           39,016

Capital shares transactions
   Net premiums                                                                                    -               391
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (321)          (23,634)
   Transfers of death benefits                                                                (4,546)                -
   Transfers of other terminations                                                            (4,158)           (7,274)
   Interfund and net transfers to general account                                           (213,854)          222,505
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (222,879)          191,988
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (244,786)          231,004
                                                                                       --------------    --------------

Net assets at end of year                                                                $    94,495      $    339,281
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       165

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Socially Responsible Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     4,262 shares (cost $178,875)            $    194,250       Dividend income                            $     1,356
                                                                Capital gains distributions                     11,026
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                12,382
                                                                                                         --------------
Net assets                                   $    194,250   Expenses:
                                            --------------
                                                                Administrative expense                              53
                                                                Mortality and expense risk                       3,102
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,155
                                                                                                         --------------

                                                            Net investment income                                9,227

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                    (333)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     4,056
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    12,950
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    47,064       $    31,816

Net increase in net assets resulting from operations                                          12,950            10,510

Capital shares transactions
   Net premiums                                                                                  451               137
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,158)           (6,297)
   Interfund and net transfers to general account                                            137,943            10,898
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              134,236             4,738
                                                                                       --------------    --------------

Total increase in net assets                                                                 147,186            15,248
                                                                                       --------------    --------------

Net assets at end of year                                                               $    194,250       $    47,064
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       166

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust - HY Bond Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,750 shares (cost $59,613)              $    59,048       Dividend income                            $     2,727
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,727
                                                                                                         --------------
Net assets                                    $    59,048   Expenses:
                                            --------------
                                                                Administrative expense                              56
                                                                Mortality and expense risk                       3,687
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,743
                                                                                                         --------------

                                                            Net investment loss                                 (1,016)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                       73
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (2,165)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (3,108)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    94,640      $    108,465

Net (decrease) increase in net assets resulting from operations                               (3,108)            1,587

Capital shares transactions
   Net premiums                                                                                    -                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (27,980)           (2,806)
   Transfers of death benefits                                                               (15,342)                -
   Transfers of other terminations                                                            (4,932)           (4,254)
   Interfund and net transfers to general account                                             15,770            (8,352)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (32,484)          (15,412)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (35,592)          (13,825)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    59,048       $    94,640
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       167

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     73,320 shares (cost $1,794,613)        $   1,839,587       Dividend income                            $    26,097
                                                                Capital gains distributions                    203,908
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               230,005
                                                                                                         --------------
Net assets                                  $   1,839,587   Expenses:
                                            --------------
                                                                Administrative expense                             352
                                                                Mortality and expense risk                      46,729
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                47,081
                                                                                                         --------------

                                                            Net investment income                              182,924

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  106,633
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (163,883)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    125,674
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,843,464      $    809,213

Net increase in net assets resulting from operations                                         125,674           269,835

Capital shares transactions
   Net premiums                                                                                    -               101
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (292,465)         (240,811)
   Transfers of death benefits                                                                     -           (28,854)
   Transfers of other terminations                                                           (76,863)          (33,769)
   Interfund and net transfers to general account                                            239,777         1,067,749
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (129,551)          764,416
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                       (3,877)        1,034,251
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,839,587     $   1,843,464
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       168

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Value Opportunities Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     6,465 shares (cost $40,274)              $    63,294       Dividend income                            $     1,354
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,354
                                                                                                         --------------
Net assets                                    $    63,294   Expenses:
                                            --------------
                                                                Administrative expense                              16
                                                                Mortality and expense risk                       3,194
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 3,210
                                                                                                         --------------

                                                            Net investment loss                                 (1,856)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   31,289
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (26,415)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     3,018
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    165,465      $    184,520

Net increase in net assets resulting from operations                                           3,018            41,570

Capital shares transactions
   Net premiums                                                                                    -               221
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (75,884)          (13,967)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (7,976)           (7,688)
   Interfund and net transfers to general account                                            (21,329)          (39,191)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                             (105,189)          (60,625)
                                                                                       --------------    --------------

Total decrease in net assets                                                                (102,171)          (19,055)
                                                                                       --------------    --------------

Net assets at end of year                                                                $    63,294      $    165,465
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       169

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - American Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     24,467 shares (cost $454,232)           $    483,229       Dividend income                            $     1,008
                                                                Capital gains distributions                     42,374
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                43,382
                                                                                                         --------------
Net assets                                   $    483,229   Expenses:
                                            --------------
                                                                Administrative expense                             122
                                                                Mortality and expense risk                      12,611
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                12,733
                                                                                                         --------------

                                                            Net investment income                               30,649

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   49,522
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (50,521)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    29,650
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    565,215      $    223,391

Net increase in net assets resulting from operations                                          29,650           108,065

Capital shares transactions
   Net premiums                                                                                    -                 1
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (35,196)         (209,831)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (20,551)          (46,937)
   Interfund and net transfers to general account                                            (55,889)          490,526
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (111,636)          233,759
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                      (81,986)          341,824
                                                                                       --------------    --------------

Net assets at end of year                                                               $    483,229      $    565,215
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       170

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     66,229 shares (cost $554,737)           $    523,209       Dividend income                            $    19,617
                                                                Capital gains distributions                      2,725
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                22,342
                                                                                                         --------------
Net assets                                   $    523,209   Expenses:
                                            --------------
                                                                Administrative expense                             132
                                                                Mortality and expense risk                      10,609
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                10,741
                                                                                                         --------------

                                                            Net investment income                               11,601

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (20,370)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     5,632
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (3,137)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    479,056      $    398,540

Net decrease in net assets resulting from operations                                          (3,137)          (57,081)

Capital shares transactions
   Net premiums                                                                                   20               517
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (36,969)          (80,145)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (16,107)          (18,341)
   Interfund and net transfers to general account                                            100,346           235,566
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               47,290           137,597
                                                                                       --------------    --------------

Total increase in net assets                                                                  44,153            80,516
                                                                                       --------------    --------------

Net assets at end of year                                                               $    523,209      $    479,056
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       171

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     46,607 shares (cost $679,772)           $    649,239       Dividend income                            $     1,360
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,360
                                                                                                         --------------
Net assets                                   $    649,239   Expenses:
                                            --------------
                                                                Administrative expense                             174
                                                                Mortality and expense risk                      11,106
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                11,280
                                                                                                         --------------

                                                            Net investment loss                                 (9,920)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (26,343)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (27,677)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (63,940)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    921,210      $    756,994

Net decrease in net assets resulting from operations                                         (63,940)          (31,133)

Capital shares transactions
   Net premiums                                                                                   40               498
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (94,250)          (98,940)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (12,651)          (23,450)
   Interfund and net transfers to general account                                           (101,170)          317,241
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (208,031)          195,349
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (271,971)          164,216
                                                                                       --------------    --------------

Net assets at end of year                                                               $    649,239      $    921,210
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       172

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     14,903 shares (cost $166,497)           $    187,032       Dividend income                              $       -
                                                                Capital gains distributions                     26,815
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                26,815
                                                                                                         --------------
Net assets                                   $    187,032   Expenses:
                                            --------------
                                                                Administrative expense                              50
                                                                Mortality and expense risk                       4,797
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 4,847
                                                                                                         --------------

                                                            Net investment income                               21,968

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   20,924
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (45,247)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (2,355)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    244,990      $    249,920

Net (decrease) increase in net assets resulting from operations                               (2,355)           68,276

Capital shares transactions
   Net premiums                                                                                    -                 2
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (14,879)          (69,417)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (22,356)          (15,767)
   Interfund and net transfers to general account                                            (18,368)           11,976
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                              (55,603)          (73,206)
                                                                                       --------------    --------------

Total decrease in net assets                                                                 (57,958)           (4,930)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    187,032      $    244,990
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       173

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - U.S. Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     21,723 shares (cost $376,410)           $    434,889       Dividend income                            $     3,590
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,590
                                                                                                         --------------
Net assets                                   $    434,889   Expenses:
                                            --------------
                                                                Administrative expense                             212
                                                                Mortality and expense risk                       8,073
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                 8,285
                                                                                                         --------------

                                                            Net investment loss                                 (4,695)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   28,824
                                                            Change in net unrealized appreciation on
                                                                 investments                                    49,842
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    73,971
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    298,857      $    417,203

Net increase in net assets resulting from operations                                          73,971             6,760

Capital shares transactions
   Net premiums                                                                                  199               279
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (8,600)          (63,371)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (14,002)          (21,690)
   Interfund and net transfers to general account                                             84,464           (40,324)
                                                                                       --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    62,061          (125,106)
                                                                                       --------------    --------------

Total increase (decrease) in net assets                                                      136,032          (118,346)
                                                                                       --------------    --------------

Net assets at end of year                                                               $    434,889      $    298,857
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       174

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Adaptive Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,346,056 shares (cost $13,442,661)    $  13,797,072       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $  13,797,072   Expenses:
                                            --------------
                                                                Administrative expense                           3,883
                                                                Mortality and expense risk                     274,110
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                               277,993
                                                                                                         --------------

                                                            Net investment loss                               (277,993)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (73,273)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (65,841)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (417,107)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $  16,817,766     $  21,620,926

Net (decrease) increase in net assets resulting from operations                             (417,107)          713,454

Capital shares transactions
   Net premiums                                                                                5,288            10,891
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (987,475)       (1,869,283)
   Transfers of death benefits                                                               (38,261)         (267,256)
   Transfers of other terminations                                                          (689,210)         (588,490)
   Interfund and net transfers to general account                                           (893,929)       (2,802,476)
                                                                                       --------------    --------------

     Net decrease in net assets from capital share transactions                           (2,603,587)       (5,516,614)
                                                                                       --------------    --------------

Total decrease in net assets                                                              (3,020,694)       (4,803,160)
                                                                                       --------------    --------------

Net assets at end of year                                                              $  13,797,072     $  16,817,766
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       175

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Power Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     221,763 shares (cost $2,329,948)       $   2,186,582       Dividend income                            $    75,688
                                                                Capital gains distributions                     33,166
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               108,854
                                                                                                         --------------
Net assets                                  $   2,186,582     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      24,073
                                                                Contract maintenance charge                        140
                                                                                                         --------------

                                                                                                                24,213
                                                                                                         --------------

                                                            Net investment income                               84,641

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    2,603
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (148,853)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (61,609)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,436,437      $    110,289

Net (decrease) increase in net assets resulting from operations                              (61,609)           14,203

Capital shares transactions
   Net premiums                                                                              942,569         1,139,419
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (114,400)                -
   Transfers of death benefits                                                               (30,714)                -
   Transfers of other terminations                                                           (24,884)         (117,687)
   Interfund and net transfers to general account                                             39,183           290,213
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              811,754         1,311,945
                                                                                       --------------    --------------

Total increase in net assets                                                                 750,145         1,326,148
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,186,582     $   1,436,437
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       176

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Real Estate Investment Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     55,848 shares (cost $596,485)           $    561,276       Dividend income                            $    12,735
                                                                Capital gains distributions                    126,072
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               138,807
                                                                                                         --------------
Net assets                                   $    561,276     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,203
                                                                Contract maintenance charge                         73
                                                                                                         --------------

                                                                                                                 6,276
                                                                                                         --------------

                                                            Net investment income                              132,531

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (40,493)
                                                            Change in net unrealized appreciation on
                                                                 investments                                       858
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    92,896
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    361,203       $    23,822

Net increase (decrease) in net assets resulting from operations                               92,896           (11,780)

Capital shares transactions
   Net premiums                                                                              208,893           374,443
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (49,200)           (1,955)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (16,266)           (2,542)
   Interfund and net transfers to general account                                            (36,250)          (20,785)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              107,177           349,161
                                                                                       --------------    --------------

Total increase in net assets                                                                 200,073           337,381
                                                                                       --------------    --------------

Net assets at end of year                                                               $    561,276      $    361,203
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       177

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Dynamic Asset Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     38,219 shares (cost $432,140)           $    446,013       Dividend income                            $     1,455
                                                                Capital gains distributions                     14,517
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                15,972
                                                                                                         --------------
Net assets                                   $    446,013     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,234
                                                                Contract maintenance charge                          6
                                                                                                         --------------

                                                                                                                 5,240
                                                                                                         --------------

                                                            Net investment income                               10,732

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                      824
                                                            Change in net unrealized appreciation on
                                                                 investments                                       108
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    11,664
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    302,665       $     6,427

Net increase in net assets resulting from operations                                          11,664            13,845

Capital shares transactions
   Net premiums                                                                               67,013           237,820
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (4,182)             (754)
   Interfund and net transfers to general account                                             68,853            45,327
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              131,684           282,393
                                                                                       --------------    --------------

Total increase in net assets                                                                 143,348           296,238
                                                                                       --------------    --------------

Net assets at end of year                                                               $    446,013      $    302,665
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       178

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     803 shares (cost $16,201)                $    16,051       Dividend income                              $       -
                                                                Capital gains distributions                      1,421
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,421
                                                                                                         --------------
Net assets                                    $    16,051     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         262
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   262
                                                                                                         --------------

                                                            Net investment income                                1,159

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (599)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,982)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (1,422)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    26,002         $       -

Net (decrease) increase in net assets resulting from operations                               (1,422)            3,089

Capital shares transactions
   Net premiums                                                                                8,000            22,913
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                            (16,529)                -
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (8,529)           22,913
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                       (9,951)           26,002
                                                                                       --------------    --------------

Net assets at end of year                                                                $    16,051       $    26,002
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       179

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Small Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     55,483 shares (cost $1,222,730)        $   1,208,981       Dividend income                            $     6,220
                                                                Capital gains distributions                    153,424
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               159,644
                                                                                                         --------------
Net assets                                  $   1,208,981     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      15,816
                                                                Contract maintenance charge                         94
                                                                                                         --------------

                                                                                                                15,910
                                                                                                         --------------

                                                            Net investment income                              143,734

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   30,988
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (77,382)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    97,340
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    745,094       $     9,679

Net increase in net assets resulting from operations                                          97,340            89,701

Capital shares transactions
   Net premiums                                                                            1,019,209           655,739
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (210,389)                -
   Transfers of death benefits                                                                (5,808)                -
   Transfers of other terminations                                                          (104,068)          (40,198)
   Interfund and net transfers to general account                                           (332,397)           30,173
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              366,547           645,714
                                                                                       --------------    --------------

Total increase in net assets                                                                 463,887           735,415
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,208,981      $    745,094
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       180

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Basic Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     108,626 shares (cost $1,951,121)       $   1,772,774       Dividend income                            $    20,403
                                                                Capital gains distributions                    233,392
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               253,795
                                                                                                         --------------
Net assets                                  $   1,772,774     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      15,966
                                                                Contract maintenance charge                         99
                                                                                                         --------------

                                                                                                                16,065
                                                                                                         --------------

                                                            Net investment income                              237,730

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   64,964
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (212,540)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    90,154
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    435,353       $    63,230

Net increase in net assets resulting from operations                                          90,154            46,250

Capital shares transactions
   Net premiums                                                                            1,343,046           266,828
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (24,496)             (202)
   Interfund and net transfers to general account                                            (71,283)           59,247
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,247,267           325,873
                                                                                       --------------    --------------

Total increase in net assets                                                               1,337,421           372,123
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,772,774      $    435,353
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       181

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     46,009 shares (cost $441,797)           $    412,244       Dividend income                              $       -
                                                                Capital gains distributions                     42,912
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                42,912
                                                                                                         --------------
Net assets                                   $    412,244     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,052
                                                                Contract maintenance charge                         47
                                                                                                         --------------

                                                                                                                 2,099
                                                                                                         --------------

                                                            Net investment income                               40,813

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (4,599)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (29,995)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     6,219
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    117,382       $     8,998

Net increase in net assets resulting from operations                                           6,219            16,327

Capital shares transactions
   Net premiums                                                                              192,936            82,199
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (9,024)           (3,695)
   Transfers of death benefits                                                               (64,276)                -
   Transfers of other terminations                                                            (8,645)             (251)
   Interfund and net transfers to general account                                            177,652            13,804
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              288,643            92,057
                                                                                       --------------    --------------

Total increase in net assets                                                                 294,862           108,384
                                                                                       --------------    --------------

Net assets at end of year                                                               $    412,244      $    117,382
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       182

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Equity Dividend Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     315,920 shares (cost $3,358,973)       $   3,440,367       Dividend income                            $    43,419
                                                                Capital gains distributions                    195,638
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               239,057
                                                                                                         --------------
Net assets                                  $   3,440,367     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      35,338
                                                                Contract maintenance charge                        380
                                                                                                         --------------

                                                                                                                35,718
                                                                                                         --------------

                                                            Net investment income                              203,339

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   39,653
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (25,261)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    217,731
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,799,001      $    212,494

Net increase in net assets resulting from operations                                         217,731           153,329

Capital shares transactions
   Net premiums                                                                            1,605,598         1,241,260
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (31,848)           (1,994)
   Transfers of death benefits                                                               (74,848)                -
   Transfers of other terminations                                                           (88,423)           (5,983)
   Interfund and net transfers to general account                                             13,156           199,895
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,423,635         1,433,178
                                                                                       --------------    --------------

Total increase in net assets                                                               1,641,366         1,586,507
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,440,367     $   1,799,001
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       183

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Global Allocation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     514,995 shares (cost $7,988,995)       $   7,297,476       Dividend income                           $    162,433
                                                                Capital gains distributions                    616,694
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               779,127
                                                                                                         --------------
Net assets                                  $   7,297,476     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      71,590
                                                                Contract maintenance charge                        645
                                                                                                         --------------

                                                                                                                72,235
                                                                                                         --------------

                                                            Net investment income                              706,892

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   49,400
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (756,348)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $      (56)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,337,327      $    490,850

Net (decrease) increase in net assets resulting from operations                                  (56)          215,713

Capital shares transactions
   Net premiums                                                                            4,564,393         2,194,931
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (91,396)          (18,077)
   Transfers of death benefits                                                               (77,226)                -
   Transfers of other terminations                                                          (514,860)          (97,846)
   Interfund and net transfers to general account                                             79,294           551,756
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,960,205         2,630,764
                                                                                       --------------    --------------

Total increase in net assets                                                               3,960,149         2,846,477
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,297,476     $   3,337,327
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       184

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Core Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     21,284 shares (cost $732,054)           $    704,706       Dividend income                            $     4,714
                                                                Capital gains distributions                     81,357
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                86,071
                                                                                                         --------------
Net assets                                   $    704,706     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,748
                                                                Contract maintenance charge                         76
                                                                                                         --------------

                                                                                                                 5,824
                                                                                                         --------------

                                                            Net investment income                               80,247

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   10,692
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (39,553)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    51,386
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    135,585       $    11,429

Net increase in net assets resulting from operations                                          51,386            14,361

Capital shares transactions
   Net premiums                                                                              277,844            75,456
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (28,691)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (27,276)          (10,397)
   Interfund and net transfers to general account                                            295,858            44,736
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              517,735           109,795
                                                                                       --------------    --------------

Total increase in net assets                                                                 569,121           124,156
                                                                                       --------------    --------------

Net assets at end of year                                                               $    704,706      $    135,585
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       185

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     95,814 shares (cost $1,420,130)        $   1,340,432       Dividend income                            $     4,598
                                                                Capital gains distributions                    165,477
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               170,075
                                                                                                         --------------
Net assets                                  $   1,340,432     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       7,561
                                                                Contract maintenance charge                         50
                                                                                                         --------------

                                                                                                                 7,611
                                                                                                         --------------

                                                            Net investment income                              162,464

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    6,394
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (85,864)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    82,994
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    111,185       $     6,179

Net increase in net assets resulting from operations                                          82,994            16,220

Capital shares transactions
   Net premiums                                                                              293,193            40,561
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (17,656)             (103)
   Interfund and net transfers to general account                                            870,716            48,328
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,146,253            88,786
                                                                                       --------------    --------------

Total increase in net assets                                                               1,229,247           105,006
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,340,432      $    111,185
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       186

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Alternatives Strategies Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     31,772 shares (cost $331,122)           $    324,078       Dividend income                            $     3,754
                                                                Capital gains distributions                        213
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,967
                                                                                                         --------------
Net assets                                   $    324,078     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         757
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   757
                                                                                                         --------------

                                                            Net investment income                                3,210

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      829
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (7,044)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (3,005)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (3,005)                -

Capital shares transactions
   Net premiums                                                                              412,707                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (99,766)                -
   Interfund and net transfers to general account                                             14,142                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              327,083                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 324,078                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    324,078         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       187

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - iShares Dynamic Allocation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,014 shares (cost $10,276)              $    10,152       Dividend income                             $       88
                                                                Capital gains distributions                          8
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                    96
                                                                                                         --------------
Net assets                                    $    10,152     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                          25
                                                                Contract maintenance charge                          1
                                                                                                         --------------

                                                                                                                    26
                                                                                                         --------------

                                                            Net investment income                                   70

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (124)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $      (54)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                             (54)                -

Capital shares transactions
   Net premiums                                                                               10,206                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               10,206                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  10,152                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    10,152         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       188

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Dynamic Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     6,743 shares (cost $68,023)              $    67,630       Dividend income                             $      482
                                                                Capital gains distributions                         10
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   492
                                                                                                         --------------
Net assets                                    $    67,630     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         113
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   113
                                                                                                         --------------

                                                            Net investment income                                  379

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                        1
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (393)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $      (13)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                             (13)                -

Capital shares transactions
   Net premiums                                                                               67,643                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               67,643                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  67,630                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    67,630         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       189

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Equity Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,250 shares (cost $12,598)              $    12,399       Dividend income                             $      119
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   119
                                                                                                         --------------
Net assets                                    $    12,399     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                          21
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                    21
                                                                                                         --------------

                                                            Net investment income                                   98

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (199)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (101)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                            (101)                -

Capital shares transactions
   Net premiums                                                                               12,500                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               12,500                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  12,399                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    12,399         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       190

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Contrarian Core 2 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,255 shares (cost $230,639)           $    245,461       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    245,461     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,490
                                                                Contract maintenance charge                         10
                                                                                                         --------------

                                                                                                                 1,500
                                                                                                         --------------

                                                            Net investment loss                                 (1,500)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    3,510
                                                            Change in net unrealized appreciation on
                                                                 investments                                    13,944
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    15,954
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    23,627         $       -

Net increase in net assets resulting from operations                                          15,954               843

Capital shares transactions
   Net premiums                                                                               64,094            22,784
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (422)                -
   Interfund and net transfers to general account                                            142,208                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              205,880            22,784
                                                                                       --------------    --------------

Total increase in net assets                                                                 221,834            23,627
                                                                                       --------------    --------------

Net assets at end of year                                                               $    245,461       $    23,627
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       191

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Dividend Opportunity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     61,828 shares (cost $1,168,683)        $   1,220,491       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   1,220,491     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       8,260
                                                                Contract maintenance charge                         48
                                                                                                         --------------

                                                                                                                 8,308
                                                                                                         --------------

                                                            Net investment loss                                 (8,308)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    6,401
                                                            Change in net unrealized appreciation on
                                                                 investments                                    48,762
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    46,855
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    84,714         $       -

Net increase in net assets resulting from operations                                          46,855             2,963

Capital shares transactions
   Net premiums                                                                              731,073            47,132
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (14,040)                -
   Transfers of death benefits                                                                (1,354)                -
   Transfers of other terminations                                                           (32,890)           (1,358)
   Interfund and net transfers to general account                                            406,133            35,977
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,088,922            81,751
                                                                                       --------------    --------------

Total increase in net assets                                                               1,135,777            84,714
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,220,491       $    84,714
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       192

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Emerging Markets Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     338,548 shares (cost $3,251,784)       $   3,053,703       Dividend income                           $    106,392
                                                                Capital gains distributions                      8,997
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               115,389
                                                                                                         --------------
Net assets                                  $   3,053,703     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      24,067
                                                                Contract maintenance charge                        235
                                                                                                         --------------

                                                                                                                24,302
                                                                                                         --------------

                                                            Net investment income                               91,087

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (867)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (189,557)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (99,337)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    598,086         $       -

Net (decrease) increase in net assets resulting from operations                              (99,337)              247

Capital shares transactions
   Net premiums                                                                            2,570,069           574,193
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (54,482)             (747)
   Transfers of death benefits                                                               (11,069)                -
   Transfers of other terminations                                                           (96,685)          (16,014)
   Interfund and net transfers to general account                                            147,121            40,407
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,554,954           597,839
                                                                                       --------------    --------------

Total increase in net assets                                                               2,455,617           598,086
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,053,703      $    598,086
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       193

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     118,886 shares (cost $852,169)          $    821,501       Dividend income                            $    33,231
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                33,231
                                                                                                         --------------
Net assets                                   $    821,501     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,881
                                                                Contract maintenance charge                         46
                                                                                                         --------------

                                                                                                                 5,927
                                                                                                         --------------

                                                            Net investment income                               27,304

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (718)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (31,489)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (4,903)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    56,452         $       -

Net (decrease) increase in net assets resulting from operations                               (4,903)              703

Capital shares transactions
   Net premiums                                                                              736,908            32,705
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (16,192)                -
   Transfers of death benefits                                                                (2,559)                -
   Transfers of other terminations                                                           (31,993)           (1,329)
   Interfund and net transfers to general account                                             83,788            24,373
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              769,952            55,749
                                                                                       --------------    --------------

Total increase in net assets                                                                 765,049            56,452
                                                                                       --------------    --------------

Net assets at end of year                                                               $    821,501       $    56,452
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       194

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Equity 500 Index Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     111,798 shares (cost $2,159,149)       $   2,280,681       Dividend income                            $    12,098
                                                                Capital gains distributions                     24,908
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                37,006
                                                                                                         --------------
Net assets                                  $   2,280,681     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      15,403
                                                                Contract maintenance charge                        182
                                                                                                         --------------

                                                                                                                15,585
                                                                                                         --------------

                                                            Net investment income                               21,421

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   31,715
                                                            Change in net unrealized appreciation on
                                                                 investments                                    82,173
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    135,309
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    360,194        $      458

Net increase in net assets resulting from operations                                         135,309            38,392

Capital shares transactions
   Net premiums                                                                            1,667,679           199,755
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (6,320)                -
   Transfers of death benefits                                                                (4,037)                -
   Transfers of other terminations                                                            (6,560)             (535)
   Interfund and net transfers to general account                                            134,416           122,124
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,785,178           321,344
                                                                                       --------------    --------------

Total increase in net assets                                                               1,920,487           359,736
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,280,681      $    360,194
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       195

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Small Cap Index Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     39,502 shares (cost $649,447)           $    683,787       Dividend income                            $     3,085
                                                                Capital gains distributions                     23,493
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                26,578
                                                                                                         --------------
Net assets                                   $    683,787     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       7,426
                                                                Contract maintenance charge                         31
                                                                                                         --------------

                                                                                                                 7,457
                                                                                                         --------------

                                                            Net investment income                               19,121

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    9,192
                                                            Change in net unrealized appreciation on
                                                                 investments                                       386
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    28,699
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    373,738         $       -

Net increase in net assets resulting from operations                                          28,699            33,828

Capital shares transactions
   Net premiums                                                                              335,183           301,457
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (9,611)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (28,072)           (6,301)
   Interfund and net transfers to general account                                            (16,150)           44,754
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              281,350           339,910
                                                                                       --------------    --------------

Total increase in net assets                                                                 310,049           373,738
                                                                                       --------------    --------------

Net assets at end of year                                                               $    683,787      $    373,738
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       196

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     72,577 shares (cost $1,008,893)        $   1,006,649       Dividend income                            $     7,092
                                                                Capital gains distributions                      2,631
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 9,723
                                                                                                         --------------
Net assets                                  $   1,006,649     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       7,924
                                                                Contract maintenance charge                         64
                                                                                                         --------------

                                                                                                                 7,988
                                                                                                         --------------

                                                            Net investment income                                1,735

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      192
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,757)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (1,830)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    343,595       $    58,597

Net decrease in net assets resulting from operations                                          (1,830)           (1,239)

Capital shares transactions
   Net premiums                                                                              577,022           195,688
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (1,852)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (34,814)           (3,291)
   Interfund and net transfers to general account                                            124,528            93,840
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              664,884           286,237
                                                                                       --------------    --------------

Total increase in net assets                                                                 663,054           284,998
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,006,649      $    343,595
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       197

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Global Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     34,977 shares (cost $513,621)           $    499,816       Dividend income                            $     1,894
                                                                Capital gains distributions                     33,315
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                35,209
                                                                                                         --------------
Net assets                                   $    499,816     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,281
                                                                Contract maintenance charge                         48
                                                                                                         --------------

                                                                                                                 6,329
                                                                                                         --------------

                                                            Net investment income                               28,880

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (38,673)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (27,312)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (37,105)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    172,737       $    11,770

Net (decrease) increase in net assets resulting from operations                              (37,105)           14,232

Capital shares transactions
   Net premiums                                                                              510,094           131,276
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (4,379)           (2,050)
   Transfers of death benefits                                                                (4,418)                -
   Transfers of other terminations                                                           (21,328)             (631)
   Interfund and net transfers to general account                                           (115,785)           18,140
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              364,184           146,735
                                                                                       --------------    --------------

Total increase in net assets                                                                 327,079           160,967
                                                                                       --------------    --------------

Net assets at end of year                                                               $    499,816      $    172,737
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       198

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     22,419 shares (cost $366,991)           $    398,389       Dividend income                            $     1,242
                                                                Capital gains distributions                      1,320
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,562
                                                                                                         --------------
Net assets                                   $    398,389     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       4,179
                                                                Contract maintenance charge                         48
                                                                                                         --------------

                                                                                                                 4,227
                                                                                                         --------------

                                                            Net investment loss                                 (1,665)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   23,331
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (7,845)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    13,821
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    294,204       $    31,445

Net increase in net assets resulting from operations                                          13,821            42,762

Capital shares transactions
   Net premiums                                                                              214,126           242,240
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (30,596)           (1,442)
   Transfers of death benefits                                                               (51,582)                -
   Transfers of other terminations                                                           (36,597)          (17,000)
   Interfund and net transfers to general account                                             (4,987)           (3,801)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               90,364           219,997
                                                                                       --------------    --------------

Total increase in net assets                                                                 104,185           262,759
                                                                                       --------------    --------------

Net assets at end of year                                                               $    398,389      $    294,204
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       199

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Large Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     16,037 shares (cost $266,360)           $    279,043       Dividend income                            $     1,037
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,037
                                                                                                         --------------
Net assets                                   $    279,043     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,640
                                                                Contract maintenance charge                         19
                                                                                                         --------------

                                                                                                                 1,659
                                                                                                         --------------

                                                            Net investment loss                                   (622)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    5,740
                                                            Change in net unrealized appreciation on
                                                                 investments                                     7,683
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    12,801
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    61,932         $       -

Net increase in net assets resulting from operations                                          12,801             4,860

Capital shares transactions
   Net premiums                                                                              220,462             7,524
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (9,643)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,046)           (2,499)
   Interfund and net transfers to general account                                               (463)           52,047
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              204,310            57,072
                                                                                       --------------    --------------

Total increase in net assets                                                                 217,111            61,932
                                                                                       --------------    --------------

Net assets at end of year                                                               $    279,043       $    61,932
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       200

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Floating Rate Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,155,623 shares (cost $10,856,761)    $  10,620,177       Dividend income                           $    272,350
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               272,350
                                                                                                         --------------
Net assets                                  $  10,620,177     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     116,184
                                                                Contract maintenance charge                      1,210
                                                                                                         --------------

                                                                                                               117,394
                                                                                                         --------------

                                                            Net investment income                              154,956

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (38,951)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (210,971)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (94,966)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   5,904,828      $    583,623

Net (decrease) increase in net assets resulting from operations                              (94,966)           53,202

Capital shares transactions
   Net premiums                                                                            7,028,786         5,418,379
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (603,125)           (9,986)
   Transfers of death benefits                                                               (32,158)                -
   Transfers of other terminations                                                          (779,156)         (126,047)
   Interfund and net transfers to general account                                           (804,032)          (14,343)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            4,810,315         5,268,003
                                                                                       --------------    --------------

Total increase in net assets                                                               4,715,349         5,321,205
                                                                                       --------------    --------------

Net assets at end of year                                                              $  10,620,177     $   5,904,828
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       201

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Large-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     39,486 shares (cost $509,102)           $    522,404       Dividend income                              $       -
                                                                Capital gains distributions                      9,754
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 9,754
                                                                                                         --------------
Net assets                                   $    522,404     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,602
                                                                Contract maintenance charge                         30
                                                                                                         --------------

                                                                                                                 3,632
                                                                                                         --------------

                                                            Net investment income                                6,122

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   18,067
                                                            Change in net unrealized appreciation on
                                                                 investments                                     3,000
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    27,189
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    152,860       $    20,662

Net increase in net assets resulting from operations                                          27,189            11,567

Capital shares transactions
   Net premiums                                                                              259,944            34,825
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (43,011)             (796)
   Interfund and net transfers to general account                                            125,422            86,602
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              342,355           120,631
                                                                                       --------------    --------------

Total increase in net assets                                                                 369,544           132,198
                                                                                       --------------    --------------

Net assets at end of year                                                               $    522,404      $    152,860
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       202

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     15,266 shares (cost $183,832)           $    187,774       Dividend income                             $       85
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                    85
                                                                                                         --------------
Net assets                                   $    187,774     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,378
                                                                Contract maintenance charge                         18
                                                                                                         --------------

                                                                                                                 1,396
                                                                                                         --------------

                                                            Net investment loss                                 (1,311)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    1,697
                                                            Change in net unrealized appreciation on
                                                                 investments                                     3,941
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     4,327
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                           4,327                 -

Capital shares transactions
   Net premiums                                                                              183,780                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                               (333)                -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              183,447                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 187,774                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    187,774         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       203

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     5,097 shares (cost $107,724)            $    106,431       Dividend income                             $      327
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                   327
                                                                                                         --------------
Net assets                                   $    106,431     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         997
                                                                Contract maintenance charge                          3
                                                                                                         --------------

                                                                                                                 1,000
                                                                                                         --------------

                                                            Net investment loss                                   (673)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      470
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,472)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (1,675)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $     8,908         $       -

Net (decrease) increase in net assets resulting from operations                               (1,675)              157

Capital shares transactions
   Net premiums                                                                               79,834             8,752
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,154)                -
   Interfund and net transfers to general account                                             25,518                (1)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               99,198             8,751
                                                                                       --------------    --------------

Total increase in net assets                                                                  97,523             8,908
                                                                                       --------------    --------------

Net assets at end of year                                                               $    106,431       $     8,908
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       204

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Opportunity Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     117,034 shares (cost $1,702,556)       $   1,741,472       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   1,741,472     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       4,350
                                                                Contract maintenance charge                         25
                                                                                                         --------------

                                                                                                                 4,375
                                                                                                         --------------

                                                            Net investment loss                                 (4,375)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                    (146)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    38,916
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    34,395
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                          34,395                 -

Capital shares transactions
   Net premiums                                                                            1,590,267                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (3,521)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,668)                -
   Interfund and net transfers to general account                                            126,999                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,707,077                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               1,741,472                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,741,472         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       205

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual International Securities Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                      $       -     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                           -
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                     -
                                                                                                         --------------

                                                            Net investment income                                    -

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        -
                                                            Change in net unrealized appreciation on
                                                                 investments                                         -
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                      $       -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase (decrease) in net assets resulting from operations                                    -               (74)

Capital shares transactions
   Net premiums                                                                                    -             6,974
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                  -            (6,900)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                                    -                74
                                                                                       --------------    --------------

Total increase in net assets                                                                       -                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                  $       -         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       206

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     190,490 shares (cost $3,925,170)       $   4,305,078       Dividend income                            $    82,533
                                                                Capital gains distributions                     21,459
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               103,992
                                                                                                         --------------
Net assets                                  $   4,305,078     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      52,454
                                                                Contract maintenance charge                        623
                                                                                                         --------------

                                                                                                                53,077
                                                                                                         --------------

                                                            Net investment income                               50,915

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  166,677
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (19,962)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    197,630
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,587,105      $    347,234

Net increase in net assets resulting from operations                                         197,630           473,983

Capital shares transactions
   Net premiums                                                                            1,498,564         3,037,826
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (302,069)          (26,960)
   Transfers of death benefits                                                               (86,595)                -
   Transfers of other terminations                                                          (288,641)         (116,593)
   Interfund and net transfers to general account                                           (300,916)         (128,385)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              520,343         2,765,888
                                                                                       --------------    --------------

Total increase in net assets                                                                 717,973         3,239,871
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,305,078     $   3,587,105
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       207

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     659,806 shares (cost $10,679,078)      $  10,556,896       Dividend income                           $    379,261
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               379,261
                                                                                                         --------------
Net assets                                  $  10,556,896     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     103,416
                                                                Contract maintenance charge                        719
                                                                                                         --------------

                                                                                                               104,135
                                                                                                         --------------

                                                            Net investment income                              275,126

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   43,471
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (306,100)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    12,497
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,840,030       $    72,542

Net increase in net assets resulting from operations                                          12,497           244,796

Capital shares transactions
   Net premiums                                                                            6,641,898         4,395,997
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (46,006)          (72,046)
   Transfers of death benefits                                                               (38,173)                -
   Transfers of other terminations                                                          (845,204)         (159,973)
   Interfund and net transfers to general account                                             (8,146)          358,714
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            5,704,369         4,522,692
                                                                                       --------------    --------------

Total increase in net assets                                                               5,716,866         4,767,488
                                                                                       --------------    --------------

Net assets at end of year                                                              $  10,556,896     $   4,840,030
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       208

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Global Bond Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     766,072 shares (cost $14,247,769)      $  13,781,629       Dividend income                           $    476,978
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               476,978
                                                                                                         --------------
Net assets                                  $  13,781,629     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     133,594
                                                                Contract maintenance charge                      1,280
                                                                                                         --------------

                                                                                                               134,874
                                                                                                         --------------

                                                            Net investment income                              342,104

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (31,070)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (344,205)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (33,171)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,403,753      $    799,942

Net (decrease) increase in net assets resulting from operations                              (33,171)            6,682

Capital shares transactions
   Net premiums                                                                            8,110,387         5,645,925
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (506,824)         (112,365)
   Transfers of death benefits                                                              (267,902)                -
   Transfers of other terminations                                                          (700,228)         (162,228)
   Interfund and net transfers to general account                                            775,614           225,797
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            7,411,047         5,597,129
                                                                                       --------------    --------------

Total increase in net assets                                                               7,377,876         5,603,811
                                                                                       --------------    --------------

Net assets at end of year                                                              $  13,781,629     $   6,403,753
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       209

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Foreign Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     978,805 shares (cost $15,957,943)      $  14,731,013       Dividend income                           $    204,331
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               204,331
                                                                                                         --------------
Net assets                                  $  14,731,013     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                     153,096
                                                                Contract maintenance charge                      1,713
                                                                                                         --------------

                                                                                                               154,809
                                                                                                         --------------

                                                            Net investment income                               49,522

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  101,894
                                                            Change in net unrealized depreciation on
                                                                 investments                                (1,951,854)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                  $  (1,800,438)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   6,956,189      $    417,437

Net (decrease) increase in net assets resulting from operations                           (1,800,438)          756,862

Capital shares transactions
   Net premiums                                                                            9,977,628         6,036,667
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (729,187)          (29,222)
   Transfers of death benefits                                                              (254,162)                -
   Transfers of other terminations                                                          (697,694)         (199,706)
   Interfund and net transfers to general account                                          1,278,677           (25,849)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            9,575,262         5,781,890
                                                                                       --------------    --------------

Total increase in net assets                                                               7,774,824         6,538,752
                                                                                       --------------    --------------

Net assets at end of year                                                              $  14,731,013     $   6,956,189
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       210

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     449,080 shares (cost $4,488,015)       $   4,131,536       Dividend income                            $    61,454
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                61,454
                                                                                                         --------------
Net assets                                  $   4,131,536     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      53,668
                                                                Contract maintenance charge                        550
                                                                                                         --------------

                                                                                                                54,218
                                                                                                         --------------

                                                            Net investment income                                7,236

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (42,096)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (362,720)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (397,580)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   2,661,731      $    217,859

Net (decrease) increase in net assets resulting from operations                             (397,580)            4,015

Capital shares transactions
   Net premiums                                                                            2,181,132         2,500,600
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (312,616)          (15,254)
   Transfers of death benefits                                                               (76,258)                -
   Transfers of other terminations                                                          (224,443)          (81,787)
   Interfund and net transfers to general account                                            299,570            36,298
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,867,385         2,439,857
                                                                                       --------------    --------------

Total increase in net assets                                                               1,469,805         2,443,872
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,131,536     $   2,661,731
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       211

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     133,533 shares (cost $3,061,638)       $   2,952,407       Dividend income                            $    54,732
                                                                Capital gains distributions                    169,382
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               224,114
                                                                                                         --------------
Net assets                                  $   2,952,407     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      28,513
                                                                Contract maintenance charge                        167
                                                                                                         --------------

                                                                                                                28,680
                                                                                                         --------------

                                                            Net investment income                              195,434

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (2,701)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (133,693)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    59,040
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,257,082       $     2,017

Net increase in net assets resulting from operations                                          59,040            80,134

Capital shares transactions
   Net premiums                                                                            1,393,580           968,191
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (227,477)                -
   Transfers of death benefits                                                               (15,932)                -
   Transfers of other terminations                                                           (79,287)          (23,901)
   Interfund and net transfers to general account                                            565,401           230,641
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,636,285         1,174,931
                                                                                       --------------    --------------

Total increase in net assets                                                               1,695,325         1,255,065
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,952,407     $   1,257,082
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       212

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     267,051 shares (cost $7,139,640)       $   7,760,512       Dividend income                            $    74,143
                                                                Capital gains distributions                    109,103
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               183,246
                                                                                                         --------------
Net assets                                  $   7,760,512     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      78,959
                                                                Contract maintenance charge                        629
                                                                                                         --------------

                                                                                                                79,588
                                                                                                         --------------

                                                            Net investment income                              103,658

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                  155,944
                                                            Change in net unrealized appreciation on
                                                                 investments                                   195,629
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    455,231
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   4,134,779      $    613,082

Net increase in net assets resulting from operations                                         455,231           444,808

Capital shares transactions
   Net premiums                                                                            3,777,784         2,616,389
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (485,651)          (15,280)
   Transfers of death benefits                                                               (27,566)                -
   Transfers of other terminations                                                          (298,243)          (71,660)
   Interfund and net transfers to general account                                            204,178           547,440
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,170,502         3,076,889
                                                                                       --------------    --------------

Total increase in net assets                                                               3,625,733         3,521,697
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,760,512     $   4,134,779
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       213

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Asset Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     533,291 shares (cost $6,436,745)       $   5,795,965       Dividend income                            $    27,079
                                                                Capital gains distributions                    717,757
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               744,836
                                                                                                         --------------
Net assets                                  $   5,795,965     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      76,631
                                                                Contract maintenance charge                        835
                                                                                                         --------------

                                                                                                                77,466
                                                                                                         --------------

                                                            Net investment income                              667,370

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   64,086
                                                            Change in net unrealized depreciation on
                                                                 investments                                (1,123,423)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (391,967)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,932,684      $    560,908

Net (decrease) increase in net assets resulting from operations                             (391,967)          475,332

Capital shares transactions
   Net premiums                                                                            3,987,616         2,086,176
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (276,840)           (3,448)
   Transfers of death benefits                                                              (106,866)                -
   Transfers of other terminations                                                          (305,735)         (110,312)
   Interfund and net transfers to general account                                         (1,042,927)          924,028
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,255,248         2,896,444
                                                                                       --------------    --------------

Total increase in net assets                                                               1,863,281         3,371,776
                                                                                       --------------    --------------

Net assets at end of year                                                              $   5,795,965     $   3,932,684
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       214

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     444,064 shares (cost $4,453,659)       $   4,526,968       Dividend income                            $    22,271
                                                                Capital gains distributions                    200,197
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               222,468
                                                                                                         --------------
Net assets                                  $   4,526,968     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      38,051
                                                                Contract maintenance charge                        473
                                                                                                         --------------

                                                                                                                38,524
                                                                                                         --------------

                                                            Net investment income                              183,944

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (1,694)
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (603)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    181,647
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,866,778         $       -

Net increase in net assets resulting from operations                                         181,647           126,993

Capital shares transactions
   Net premiums                                                                            2,144,129         1,569,159
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (4,905)           (9,379)
   Transfers of death benefits                                                               (11,920)                -
   Transfers of other terminations                                                          (167,182)          (30,438)
   Interfund and net transfers to general account                                            518,421           210,443
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,478,543         1,739,785
                                                                                       --------------    --------------

Total increase in net assets                                                               2,660,190         1,866,778
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,526,968     $   1,866,778
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       215

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     66,030 shares (cost $572,542)           $    597,328       Dividend income                            $     3,541
                                                                Capital gains distributions                     23,753
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                27,294
                                                                                                         --------------
Net assets                                   $    597,328     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,188
                                                                Contract maintenance charge                         56
                                                                                                         --------------

                                                                                                                 5,244
                                                                                                         --------------

                                                            Net investment income                               22,050

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   10,014
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,430)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    30,634
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    257,714       $    22,037

Net increase in net assets resulting from operations                                          30,634            28,888

Capital shares transactions
   Net premiums                                                                              358,934           165,541
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (869)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (24,123)           (2,447)
   Interfund and net transfers to general account                                            (24,962)           43,695
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              308,980           206,789
                                                                                       --------------    --------------

Total increase in net assets                                                                 339,614           235,677
                                                                                       --------------    --------------

Net assets at end of year                                                               $    597,328      $    257,714
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       216

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Energy Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     98,943 shares (cost $770,082)           $    643,909       Dividend income                              $       -
                                                                Capital gains distributions                     20,195
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                20,195
                                                                                                         --------------
Net assets                                   $    643,909     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       9,062
                                                                Contract maintenance charge                         66
                                                                                                         --------------

                                                                                                                 9,128
                                                                                                         --------------

                                                            Net investment income                               11,067

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   34,533
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (166,086)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (120,486)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    427,013       $     4,148

Net (decrease) increase in net assets resulting from operations                             (120,486)           45,360

Capital shares transactions
   Net premiums                                                                              476,222           317,787
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (178,738)                -
   Transfers of death benefits                                                                (7,545)                -
   Transfers of other terminations                                                           (42,796)          (18,126)
   Interfund and net transfers to general account                                             90,239            77,844
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              337,382           377,505
                                                                                       --------------    --------------

Total increase in net assets                                                                 216,896           422,865
                                                                                       --------------    --------------

Net assets at end of year                                                               $    643,909      $    427,013
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       217

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     70,927 shares (cost $367,590)           $    358,067       Dividend income                            $     2,802
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,802
                                                                                                         --------------
Net assets                                   $    358,067     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,101
                                                                Contract maintenance charge                         31
                                                                                                         --------------

                                                                                                                 3,132
                                                                                                         --------------

                                                            Net investment loss                                   (330)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      444
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (10,369)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (10,255)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    111,585       $     4,705

Net decrease in net assets resulting from operations                                         (10,255)             (128)

Capital shares transactions
   Net premiums                                                                              228,962           118,700
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (25,692)          (11,550)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,133)           (1,961)
   Interfund and net transfers to general account                                             56,600             1,819
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              256,737           107,008
                                                                                       --------------    --------------

Total increase in net assets                                                                 246,482           106,880
                                                                                       --------------    --------------

Net assets at end of year                                                               $    358,067      $    111,585
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       218

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Natural Resources Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     34,481 shares (cost $190,746)           $    162,913       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    162,913     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,163
                                                                Contract maintenance charge                         28
                                                                                                         --------------

                                                                                                                 2,191
                                                                                                         --------------

                                                            Net investment loss                                 (2,191)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   10,961
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (35,310)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (26,540)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    124,532       $    72,254

Net (decrease) increase in net assets resulting from operations                              (26,540)            7,317

Capital shares transactions
   Net premiums                                                                               63,992            71,186
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -            (2,642)
   Transfers of death benefits                                                                (2,716)                -
   Transfers of other terminations                                                            (3,530)             (669)
   Interfund and net transfers to general account                                              7,175           (22,914)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               64,921            44,961
                                                                                       --------------    --------------

Total increase in net assets                                                                  38,381            52,278
                                                                                       --------------    --------------

Net assets at end of year                                                               $    162,913      $    124,532
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       219

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     59,689 shares (cost $728,040)           $    721,212       Dividend income                            $     1,893
                                                                Capital gains distributions                     84,126
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                86,019
                                                                                                         --------------
Net assets                                   $    721,212     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,306
                                                                Contract maintenance charge                         40
                                                                                                         --------------

                                                                                                                 6,346
                                                                                                         --------------

                                                            Net investment income                               79,673

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    1,796
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (27,830)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    53,639
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    218,591       $    24,101

Net increase in net assets resulting from operations                                          53,639            30,684

Capital shares transactions
   Net premiums                                                                              466,768           199,888
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                       (45)          (17,967)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (7,917)           (2,065)
   Interfund and net transfers to general account                                             (9,824)          (16,050)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              448,982           163,806
                                                                                       --------------    --------------

Total increase in net assets                                                                 502,621           194,490
                                                                                       --------------    --------------

Net assets at end of year                                                               $    721,212      $    218,591
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       220

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,936,975 shares (cost $7,654,432)     $   7,458,516       Dividend income                           $    186,284
                                                                Capital gains distributions                     28,104
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               214,388
                                                                                                         --------------
Net assets                                  $   7,458,516     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      63,655
                                                                Contract maintenance charge                        579
                                                                                                         --------------

                                                                                                                64,234
                                                                                                         --------------

                                                            Net investment income                              150,154

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (74,718)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (224,720)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (149,284)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,453,880         $       -

Net (decrease) increase in net assets resulting from operations                             (149,284)           25,560

Capital shares transactions
   Net premiums                                                                            6,003,477         1,313,509
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (121,292)           (1,257)
   Transfers of death benefits                                                               (24,045)                -
   Transfers of other terminations                                                          (245,560)          (30,755)
   Interfund and net transfers to general account                                            541,340           146,823
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            6,153,920         1,428,320
                                                                                       --------------    --------------

Total increase in net assets                                                               6,004,636         1,453,880
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,458,516     $   1,453,880
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       221

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - International Core Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     118,174 shares (cost $2,197,000)       $   2,126,792       Dividend income                            $    33,313
                                                                Capital gains distributions                    103,480
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               136,793
                                                                                                         --------------
Net assets                                  $   2,126,792     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      19,821
                                                                Contract maintenance charge                        225
                                                                                                         --------------

                                                                                                                20,046
                                                                                                         --------------

                                                            Net investment income                              116,747

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   17,602
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (157,232)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (22,883)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    880,584       $    65,133

Net (decrease) increase in net assets resulting from operations                              (22,883)           95,046

Capital shares transactions
   Net premiums                                                                            1,265,835           771,438
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (50,542)           (6,764)
   Transfers of death benefits                                                               (35,493)                -
   Transfers of other terminations                                                           (32,954)          (19,168)
   Interfund and net transfers to general account                                            122,245           (25,101)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,269,091           720,405
                                                                                       --------------    --------------

Total increase in net assets                                                               1,246,208           815,451
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,126,792      $    880,584
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       222

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - International Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     37,315 shares (cost $345,028)           $    330,043       Dividend income                            $     4,457
                                                                Capital gains distributions                     18,173
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                22,630
                                                                                                         --------------
Net assets                                   $    330,043     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,935
                                                                Contract maintenance charge                         16
                                                                                                         --------------

                                                                                                                 2,951
                                                                                                         --------------

                                                            Net investment income                               19,679

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    1,791
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (25,399)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (3,929)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    99,007       $    19,025

Net (decrease) increase in net assets resulting from operations                               (3,929)           10,357

Capital shares transactions
   Net premiums                                                                              205,035            33,248
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (905)                -
   Interfund and net transfers to general account                                             30,835            36,377
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              234,965            69,625
                                                                                       --------------    --------------

Total increase in net assets                                                                 231,036            79,982
                                                                                       --------------    --------------

Net assets at end of year                                                               $    330,043       $    99,007
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       223

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     113,648 shares (cost $1,184,172)       $   1,232,452       Dividend income                              $       -
                                                                Capital gains distributions                     61,785
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                61,785
                                                                                                         --------------
Net assets                                  $   1,232,452     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      13,948
                                                                Contract maintenance charge                        160
                                                                                                         --------------

                                                                                                                14,108
                                                                                                         --------------

                                                            Net investment income                               47,677

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   50,870
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (19,258)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    79,289
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    668,514       $    51,067

Net increase in net assets resulting from operations                                          79,289            79,370

Capital shares transactions
   Net premiums                                                                              598,283           549,364
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (199,729)                -
   Transfers of death benefits                                                                (4,393)                -
   Transfers of other terminations                                                           (67,320)          (24,364)
   Interfund and net transfers to general account                                            157,808            13,077
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              484,649           538,077
                                                                                       --------------    --------------

Total increase in net assets                                                                 563,938           617,447
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,232,452      $    668,514
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       224

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Science and Technology Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     121,907 shares (cost $3,061,531)       $   3,050,500       Dividend income                              $       -
                                                                Capital gains distributions                    161,903
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               161,903
                                                                                                         --------------
Net assets                                  $   3,050,500     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      28,992
                                                                Contract maintenance charge                        326
                                                                                                         --------------

                                                                                                                29,318
                                                                                                         --------------

                                                            Net investment income                              132,585

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                  102,824
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (192,839)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    42,570
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,399,415       $    45,034

Net increase in net assets resulting from operations                                          42,570           214,148

Capital shares transactions
   Net premiums                                                                            1,598,504           968,028
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (21,707)                -
   Transfers of death benefits                                                               (20,205)                -
   Transfers of other terminations                                                          (153,334)          (15,861)
   Interfund and net transfers to general account                                            205,257           188,066
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,608,515         1,140,233
                                                                                       --------------    --------------

Total increase in net assets                                                               1,651,085         1,354,381
                                                                                       --------------    --------------

Net assets at end of year                                                              $   3,050,500     $   1,399,415
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       225

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     68,860 shares (cost $834,077)           $    836,817       Dividend income                              $       -
                                                                Capital gains distributions                     64,156
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                64,156
                                                                                                         --------------
Net assets                                   $    836,817     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       9,310
                                                                Contract maintenance charge                         58
                                                                                                         --------------

                                                                                                                 9,368
                                                                                                         --------------

                                                            Net investment income                               54,788

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   25,837
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (61,292)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    19,333
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    534,879       $    18,056

Net increase in net assets resulting from operations                                          19,333            68,791

Capital shares transactions
   Net premiums                                                                              300,839           394,912
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                      (598)          (12,232)
   Transfers of death benefits                                                                (1,486)                -
   Transfers of other terminations                                                           (33,005)           (6,519)
   Interfund and net transfers to general account                                             16,855            71,871
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              282,605           448,032
                                                                                       --------------    --------------

Total increase in net assets                                                                 301,938           516,823
                                                                                       --------------    --------------

Net assets at end of year                                                               $    836,817      $    534,879
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       226

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     223,993 shares (cost $4,046,616)       $   4,027,415       Dividend income                            $     2,095
                                                                Capital gains distributions                    360,057
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               362,152
                                                                                                         --------------
Net assets                                  $   4,027,415     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      35,037
                                                                Contract maintenance charge                        396
                                                                                                         --------------

                                                                                                                35,433
                                                                                                         --------------

                                                            Net investment income                              326,719

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (5,562)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (143,068)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    178,089
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,395,448       $    78,216

Net increase in net assets resulting from operations                                         178,089           157,646

Capital shares transactions
   Net premiums                                                                            2,492,558         1,201,375
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (104,298)           (6,834)
   Transfers of death benefits                                                               (44,361)                -
   Transfers of other terminations                                                          (171,165)          (36,770)
   Interfund and net transfers to general account                                            281,144             1,815
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,453,878         1,159,586
                                                                                       --------------    --------------

Total increase in net assets                                                               2,631,967         1,317,232
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,027,415     $   1,395,448
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       227

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - International Equity Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     26,169 shares (cost $354,722)           $    327,108       Dividend income                            $     5,204
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 5,204
                                                                                                         --------------
Net assets                                   $    327,108     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,417
                                                                Contract maintenance charge                          8
                                                                                                         --------------

                                                                                                                 2,425
                                                                                                         --------------

                                                            Net investment income                                2,779

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                       94
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (28,085)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (25,212)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    17,043         $       -

Net (decrease) increase in net assets resulting from operations                              (25,212)              611

Capital shares transactions
   Net premiums                                                                              328,440            16,232
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,195)                -
   Interfund and net transfers to general account                                              9,032               200
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              335,277            16,432
                                                                                       --------------    --------------

Total increase in net assets                                                                 310,065            17,043
                                                                                       --------------    --------------

Net assets at end of year                                                               $    327,108       $    17,043
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       228

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     47,002 shares (cost $589,081)           $    557,441       Dividend income                            $     2,996
                                                                Capital gains distributions                     30,014
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                33,010
                                                                                                         --------------
Net assets                                   $    557,441     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,664
                                                                Contract maintenance charge                         35
                                                                                                         --------------

                                                                                                                 3,699
                                                                                                         --------------

                                                            Net investment income                               29,311

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    4,745
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (33,612)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      444
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    28,956         $       -

Net increase in net assets resulting from operations                                             444             3,163

Capital shares transactions
   Net premiums                                                                              491,053            29,408
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (5,287)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (45,446)                -
   Interfund and net transfers to general account                                             87,721            (3,615)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              528,041            25,793
                                                                                       --------------    --------------

Total increase in net assets                                                                 528,485            28,956
                                                                                       --------------    --------------

Net assets at end of year                                                               $    557,441       $    28,956
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       229

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     43,353 shares (cost $367,167)           $    329,482       Dividend income                            $    22,928
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                22,928
                                                                                                         --------------
Net assets                                   $    329,482     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,273
                                                                Contract maintenance charge                         32
                                                                                                         --------------

                                                                                                                 6,305
                                                                                                         --------------

                                                            Net investment income                               16,623

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (4,857)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (21,909)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (10,143)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    538,382      $    156,322

Net (decrease) increase in net assets resulting from operations                              (10,143)           18,948

Capital shares transactions
   Net premiums                                                                              139,785           286,739
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (202,042)          (44,575)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (14,382)          (24,617)
   Interfund and net transfers to general account                                           (122,118)          145,565
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (198,757)          363,112
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                     (208,900)          382,060
                                                                                       --------------    --------------

Net assets at end of year                                                               $    329,482      $    538,382
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       230

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Core Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     40,493 shares (cost $771,121)           $    755,188       Dividend income                             $      613
                                                                Capital gains distributions                     52,143
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                52,756
                                                                                                         --------------
Net assets                                   $    755,188     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       6,326
                                                                Contract maintenance charge                         72
                                                                                                         --------------

                                                                                                                 6,398
                                                                                                         --------------

                                                            Net investment income                               46,358

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    1,858
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (15,367)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    32,849
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    135,355       $     2,528

Net increase in net assets resulting from operations                                          32,849             9,542

Capital shares transactions
   Net premiums                                                                              189,373            89,716
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (8,510)           (3,559)
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (20,679)           (1,260)
   Interfund and net transfers to general account                                            426,800            38,388
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              586,984           123,285
                                                                                       --------------    --------------

Total increase in net assets                                                                 619,833           132,827
                                                                                       --------------    --------------

Net assets at end of year                                                               $    755,188      $    135,355
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       231

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Equity Income Builder Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     30,267 shares (cost $459,253)           $    484,881       Dividend income                            $     8,467
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 8,467
                                                                                                         --------------
Net assets                                   $    484,881     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,520
                                                                Contract maintenance charge                         27
                                                                                                         --------------

                                                                                                                 3,547
                                                                                                         --------------

                                                            Net investment income                                4,920

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    9,162
                                                            Change in net unrealized appreciation on
                                                                 investments                                    17,059
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    31,141
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    110,597         $       -

Net increase in net assets resulting from operations                                          31,141             9,715

Capital shares transactions
   Net premiums                                                                              365,197            97,583
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (4,583)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (26,364)           (2,139)
   Interfund and net transfers to general account                                              8,893             5,438
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              343,143           100,882
                                                                                       --------------    --------------

Total increase in net assets                                                                 374,284           110,597
                                                                                       --------------    --------------

Net assets at end of year                                                               $    484,881      $    110,597
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       232

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     25,304 shares (cost $572,757)           $    551,130       Dividend income                              $       -
                                                                Capital gains distributions                     58,962
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                58,962
                                                                                                         --------------
Net assets                                   $    551,130     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,972
                                                                Contract maintenance charge                         47
                                                                                                         --------------

                                                                                                                 6,019
                                                                                                         --------------

                                                            Net investment income                               52,943

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   10,030
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (38,163)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    24,810
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    289,203         $       -

Net increase in net assets resulting from operations                                          24,810            33,984

Capital shares transactions
   Net premiums                                                                              257,789           292,910
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (26,054)                -
   Transfers of death benefits                                                                (5,545)                -
   Transfers of other terminations                                                           (33,636)           (2,100)
   Interfund and net transfers to general account                                             44,563           (35,591)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              237,117           255,219
                                                                                       --------------    --------------

Total increase in net assets                                                                 261,927           289,203
                                                                                       --------------    --------------

Net assets at end of year                                                               $    551,130      $    289,203
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       233

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Income Trust - Dynamic Multi Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     23,032 shares (cost $306,303)           $    300,794       Dividend income                            $     3,748
                                                                Capital gains distributions                        463
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,211
                                                                                                         --------------
Net assets                                   $    300,794     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         887
                                                                Contract maintenance charge                          7
                                                                                                         --------------

                                                                                                                   894
                                                                                                         --------------

                                                            Net investment income                                3,317

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    4,009
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (6,338)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      988
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                          $    23,207         $       -

Net increase in net assets resulting from operations                                             988             1,381

Capital shares transactions
   Net premiums                                                                              476,193            20,502
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (1,914)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (201,583)                -
   Interfund and net transfers to general account                                              3,903             1,324
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              276,599            21,826
                                                                                       --------------    --------------

Total increase in net assets                                                                 277,587            23,207
                                                                                       --------------    --------------

Net assets at end of year                                                               $    300,794       $    23,207
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       234

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Fund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     8,698 shares (cost $213,658)            $    233,887       Dividend income                            $     1,752
                                                                Capital gains distributions                     12,074
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                13,826
                                                                                                         --------------
Net assets                                   $    233,887     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       2,493
                                                                Contract maintenance charge                         22
                                                                                                         --------------

                                                                                                                 2,515
                                                                                                         --------------

                                                            Net investment income                               11,311

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                    2,821
                                                            Change in net unrealized appreciation on
                                                                 investments                                     2,984
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    17,116
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    140,222       $    20,821

Net increase in net assets resulting from operations                                          17,116            22,260

Capital shares transactions
   Net premiums                                                                               59,973            68,977
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (8,488)           (3,571)
   Interfund and net transfers to general account                                             25,064            31,735
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               76,549            97,141
                                                                                       --------------    --------------

Total increase in net assets                                                                  93,665           119,401
                                                                                       --------------    --------------

Net assets at end of year                                                               $    233,887      $    140,222
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       235

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     634,859 shares (cost $7,132,444)       $   7,142,163       Dividend income                           $    158,684
                                                                Capital gains distributions                     26,699
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               185,383
                                                                                                         --------------
Net assets                                  $   7,142,163     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      69,684
                                                                Contract maintenance charge                        612
                                                                                                         --------------

                                                                                                                70,296
                                                                                                         --------------

                                                            Net investment income                              115,087

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                 (16,303)
                                                            Change in net unrealized appreciation on
                                                                 investments                                    88,737
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    187,521
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,560,015      $    445,453

Net increase (decrease) in net assets resulting from operations                              187,521           (18,874)

Capital shares transactions
   Net premiums                                                                            3,795,228         3,440,708
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (413,134)          (90,526)
   Transfers of death benefits                                                              (101,790)                -
   Transfers of other terminations                                                          (340,606)         (126,833)
   Interfund and net transfers to general account                                            454,929           (89,913)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,394,627         3,133,436
                                                                                       --------------    --------------

Total increase in net assets                                                               3,582,148         3,114,562
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,142,163     $   3,560,015
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       236

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Strategic Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     478,059 shares (cost $4,996,940)       $   4,904,885       Dividend income                           $    116,964
                                                                Capital gains distributions                     36,019
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               152,983
                                                                                                         --------------
Net assets                                  $   4,904,885     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      47,059
                                                                Contract maintenance charge                        314
                                                                                                         --------------

                                                                                                                47,373
                                                                                                         --------------

                                                            Net investment income                              105,610

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                 (51,925)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (40,113)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    13,572
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,905,709      $    765,822

Net increase (decrease) in net assets resulting from operations                               13,572           (19,056)

Capital shares transactions
   Net premiums                                                                            3,033,270         1,414,542
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (302,909)          (94,734)
   Transfers of death benefits                                                               (38,383)                -
   Transfers of other terminations                                                          (210,049)          (79,399)
   Interfund and net transfers to general account                                            503,675           (81,466)
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,985,604         1,158,943
                                                                                       --------------    --------------

Total increase in net assets                                                               2,999,176         1,139,887
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,904,885     $   1,905,709
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       237

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Equity Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     39,709 shares (cost $1,107,505)        $   1,186,117       Dividend income                            $    24,596
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                24,596
                                                                                                         --------------
Net assets                                  $   1,186,117     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      11,147
                                                                Contract maintenance charge                         87
                                                                                                         --------------

                                                                                                                11,234
                                                                                                         --------------

                                                            Net investment income                               13,362

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   44,814
                                                            Change in net unrealized appreciation on
                                                                 investments                                    32,965
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    91,141
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    490,401       $    77,522

Net increase in net assets resulting from operations                                          91,141            52,437

Capital shares transactions
   Net premiums                                                                              678,670           286,779
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                               (53,503)                -
   Transfers of other terminations                                                           (18,184)           (7,008)
   Interfund and net transfers to general account                                             (2,408)           80,671
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              604,575           360,442
                                                                                       --------------    --------------

Total increase in net assets                                                                 695,716           412,879
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,186,117      $    490,401
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       238

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     119,935 shares (cost $1,211,842)       $   1,150,179       Dividend income                           $    135,941
                                                                Capital gains distributions                    156,934
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               292,875
                                                                                                         --------------
Net assets                                  $   1,150,179     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      40,471
                                                                Contract maintenance charge                        223
                                                                                                         --------------

                                                                                                                40,694
                                                                                                         --------------

                                                            Net investment income                              252,181

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                (113,586)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (92,324)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    46,271
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   3,526,509      $    619,784

Net increase in net assets resulting from operations                                          46,271           107,987

Capital shares transactions
   Net premiums                                                                            2,908,781         2,075,165
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (33,497)          (17,196)
   Transfers of death benefits                                                              (106,371)                -
   Transfers of other terminations                                                          (219,237)          (29,895)
   Interfund and net transfers to general account                                         (4,972,277)          770,664
                                                                                       --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                (2,422,601)        2,798,738
                                                                                       --------------    --------------

Total (decrease) increase in net assets                                                   (2,376,330)        2,906,725
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,150,179     $   3,526,509
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       239

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Jennison 20/20 Focus Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     14,709 shares (cost $293,926)           $    316,101       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    316,101     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,869
                                                                Contract maintenance charge                         40
                                                                                                         --------------

                                                                                                                 3,909
                                                                                                         --------------

                                                            Net investment loss                                 (3,909)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   12,493
                                                            Change in net unrealized appreciation on
                                                                 investments                                     6,078
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    14,662
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    225,852       $    15,385

Net increase in net assets resulting from operations                                          14,662            15,586

Capital shares transactions
   Net premiums                                                                              125,958           179,417
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,638)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (20,252)           (1,607)
   Interfund and net transfers to general account                                            (19,481)           17,071
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               75,587           194,881
                                                                                       --------------    --------------

Total increase in net assets                                                                  90,249           210,467
                                                                                       --------------    --------------

Net assets at end of year                                                               $    316,101      $    225,852
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       240

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Natural Resources Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,172 shares (cost $452,847)           $    357,247       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    357,247     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,386
                                                                Contract maintenance charge                         59
                                                                                                         --------------

                                                                                                                 3,445
                                                                                                         --------------

                                                            Net investment loss                                 (3,445)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      625
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (101,960)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (104,780)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    133,287       $    41,898

Net (decrease) increase in net assets resulting from operations                             (104,780)            7,762

Capital shares transactions
   Net premiums                                                                              293,430            79,165
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                (1,554)                -
   Transfers of other terminations                                                            (9,555)          (12,215)
   Interfund and net transfers to general account                                             46,419            16,677
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              328,740            83,627
                                                                                       --------------    --------------

Total increase in net assets                                                                 223,960            91,389
                                                                                       --------------    --------------

Net assets at end of year                                                               $    357,247      $    133,287
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       241

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - SP Prudential US Emerging Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     42,681 shares (cost $436,613)           $    483,580       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    483,580     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,940
                                                                Contract maintenance charge                         29
                                                                                                         --------------

                                                                                                                 5,969
                                                                                                         --------------

                                                            Net investment loss                                 (5,969)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                   24,331
                                                            Change in net unrealized appreciation on
                                                                 investments                                    19,618
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    37,980
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    299,726       $    43,842

Net increase in net assets resulting from operations                                          37,980            30,677

Capital shares transactions
   Net premiums                                                                              265,560           238,893
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (28,931)          (12,993)
   Transfers of death benefits                                                                (1,559)                -
   Transfers of other terminations                                                           (37,698)           (6,379)
   Interfund and net transfers to general account                                            (51,498)            5,686
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              145,874           225,207
                                                                                       --------------    --------------

Total increase in net assets                                                                 183,854           255,884
                                                                                       --------------    --------------

Net assets at end of year                                                               $    483,580      $    299,726
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       242

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Micro-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     35,916 shares (cost $429,827)           $    403,333       Dividend income                              $       -
                                                                Capital gains distributions                     32,162
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                32,162
                                                                                                         --------------
Net assets                                   $    403,333     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,207
                                                                Contract maintenance charge                         22
                                                                                                         --------------

                                                                                                                 3,229
                                                                                                         --------------

                                                            Net investment income                               28,933

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    7,690
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (41,602)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (4,979)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                         $    174,776       $    49,846

Net (decrease) increase in net assets resulting from operations                               (4,979)           18,103

Capital shares transactions
   Net premiums                                                                              233,960            66,704
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (12,236)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (826)             (130)
   Interfund and net transfers to general account                                             12,638            40,253
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              233,536           106,827
                                                                                       --------------    --------------

Total increase in net assets                                                                 228,557           124,930
                                                                                       --------------    --------------

Net assets at end of year                                                               $    403,333      $    174,776
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       243

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     392,454 shares (cost $5,187,999)       $   4,882,129       Dividend income                              $       -
                                                                Capital gains distributions                    564,808
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                               564,808
                                                                                                         --------------
Net assets                                  $   4,882,129     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      42,813
                                                                Contract maintenance charge                        480
                                                                                                         --------------

                                                                                                                43,293
                                                                                                         --------------

                                                            Net investment income                              521,515

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                   44,270
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (425,975)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                   $    139,810
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                        $   1,583,322      $    109,009

Net increase in net assets resulting from operations                                         139,810           212,871

Capital shares transactions
   Net premiums                                                                            2,869,494         1,291,648
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                  (142,892)           (7,867)
   Transfers of death benefits                                                               (65,483)                -
   Transfers of other terminations                                                          (168,910)          (46,970)
   Interfund and net transfers to general account                                            666,788            24,631
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            3,158,997         1,261,442
                                                                                       --------------    --------------

Total increase in net assets                                                               3,298,807         1,474,313
                                                                                       --------------    --------------

Net assets at end of year                                                              $   4,882,129     $   1,583,322
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       244

Midland National Life Insurance Company
Separate Account C
ALPS - Alerian Energy Infrastructure Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     33,579 shares (cost $411,850)           $    399,590       Dividend income                             $      455
                                                                Capital gains distributions                      2,444
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,899
                                                                                                         --------------
Net assets                                   $    399,590     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         650
                                                                Contract maintenance charge                          5
                                                                                                         --------------

                                                                                                                   655
                                                                                                         --------------

                                                            Net investment income                                2,244

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (655)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (12,259)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (10,670)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                         (10,670)                -

Capital shares transactions
   Net premiums                                                                              358,138                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                           (10,412)                -
   Interfund and net transfers to general account                                             62,534                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              410,260                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 399,590                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    399,590         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       245

Midland National Life Insurance Company
Separate Account C
American Funds - Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     29,175 shares (cost $645,877)           $    645,067       Dividend income                            $     6,050
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 6,050
                                                                                                         --------------
Net assets                                   $    645,067     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,038
                                                                Contract maintenance charge                          3
                                                                                                         --------------

                                                                                                                 1,041
                                                                                                         --------------

                                                            Net investment income                                5,009

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                     (27)
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (811)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     4,171
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                           4,171                 -

Capital shares transactions
   Net premiums                                                                              659,173                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (1,689)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (1,178)                -
   Interfund and net transfers to general account                                            (15,410)                -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              640,896                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 645,067                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    645,067         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       246

Midland National Life Insurance Company
Separate Account C
American Funds - Blue Chip income and Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     145,290 shares (cost $2,148,343)       $   2,125,588       Dividend income                            $    50,536
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                50,536
                                                                                                         --------------
Net assets                                  $   2,125,588     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       3,997
                                                                Contract maintenance charge                          8
                                                                                                         --------------

                                                                                                                 4,005
                                                                                                         --------------

                                                            Net investment income                               46,531

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      151
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (22,755)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    23,927
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                          23,927                 -

Capital shares transactions
   Net premiums                                                                            1,290,100                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (817)                -
   Interfund and net transfers to general account                                            812,378                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,101,661                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               2,125,588                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,125,588         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       247

Midland National Life Insurance Company
Separate Account C
American Funds - Cash Management Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     641,895 shares (cost $7,231,874)       $   7,221,320       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                  $   7,221,320     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                      30,714
                                                                Contract maintenance charge                         88
                                                                                                         --------------

                                                                                                                30,802
                                                                                                         --------------

                                                            Net investment loss                                (30,802)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                  (6,621)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (10,555)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $    (47,978)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                         (47,978)                -

Capital shares transactions
   Net premiums                                                                            8,691,378                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                   (10,084)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                          (176,204)                -
   Interfund and net transfers to general account                                         (1,235,792)                -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            7,269,298                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               7,221,320                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   7,221,320         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       248

Midland National Life Insurance Company
Separate Account C
American Funds - Capital Income Builder Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     62,807 shares (cost $628,231)           $    615,509       Dividend income                            $     4,470
                                                                Capital gains distributions                        775
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 5,245
                                                                                                         --------------
Net assets                                   $    615,509     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,628
                                                                Contract maintenance charge                         17
                                                                                                         --------------

                                                                                                                 1,645
                                                                                                         --------------

                                                            Net investment income                                3,600

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                      (8)
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (12,722)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (9,130)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (9,130)                -

Capital shares transactions
   Net premiums                                                                              535,002                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (621)                -
   Interfund and net transfers to general account                                             90,258                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              624,639                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 615,509                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    615,509         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       249

Midland National Life Insurance Company
Separate Account C
American Funds - Global Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     9,371 shares (cost $257,773)            $    256,192       Dividend income                            $     1,317
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,317
                                                                                                         --------------
Net assets                                   $    256,192     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         307
                                                                Contract maintenance charge                          1
                                                                                                         --------------

                                                                                                                   308
                                                                                                         --------------

                                                            Net investment income                                1,009

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                       12
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (1,581)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (560)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                            (560)                -

Capital shares transactions
   Net premiums                                                                              250,868                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,655)                -
   Interfund and net transfers to general account                                              8,539                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              256,752                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 256,192                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    256,192         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       250

Midland National Life Insurance Company
Separate Account C
American Funds - Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     11,932 shares (cost $157,110)           $    151,652       Dividend income                            $     3,885
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,885
                                                                                                         --------------
Net assets                                   $    151,652     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         404
                                                                Contract maintenance charge                          5
                                                                                                         --------------

                                                                                                                   409
                                                                                                         --------------

                                                            Net investment income                                3,476

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                    3,570
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (5,457)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     1,589
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                           1,589                 -

Capital shares transactions
   Net premiums                                                                              251,691                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (974)                -
   Interfund and net transfers to general account                                           (100,654)                -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              150,063                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 151,652                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    151,652         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       251

Midland National Life Insurance Company
Separate Account C
American Funds - Global Small Capitalization Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     3,519 shares (cost $90,163)              $    91,212       Dividend income                             $       51
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                    51
                                                                                                         --------------
Net assets                                    $    91,212     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         195
                                                                Contract maintenance charge                          2
                                                                                                         --------------

                                                                                                                   197
                                                                                                         --------------

                                                            Net investment loss                                   (146)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized losses on investments                    (118)
                                                            Change in net unrealized appreciation on
                                                                 investments                                     1,049
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      785
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                             785                 -

Capital shares transactions
   Net premiums                                                                               86,061                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,622)                -
   Interfund and net transfers to general account                                              6,988                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               90,427                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  91,212                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    91,212         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       252

Midland National Life Insurance Company
Separate Account C
American Funds - Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,809 shares (cost $859,359)           $    861,882       Dividend income                            $     4,660
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,660
                                                                                                         --------------
Net assets                                   $    861,882     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,146
                                                                Contract maintenance charge                          3
                                                                                                         --------------

                                                                                                                 1,149
                                                                                                         --------------

                                                            Net investment income                                3,511

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                       45
                                                            Change in net unrealized appreciation on
                                                                 investments                                     2,522
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     6,078
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                           6,078                 -

Capital shares transactions
   Net premiums                                                                              742,568                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (3,151)                -
   Interfund and net transfers to general account                                            116,387                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              855,804                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 861,882                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    861,882         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       253

Midland National Life Insurance Company
Separate Account C
American Funds - Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     20,264 shares (cost $1,073,453)        $   1,061,651       Dividend income                            $    10,809
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                10,809
                                                                                                         --------------
Net assets                                  $   1,061,651     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,407
                                                                Contract maintenance charge                         13
                                                                                                         --------------

                                                                                                                 1,420
                                                                                                         --------------

                                                            Net investment income                                9,389

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                       30
                                                            Change in net unrealized depreciation on
                                                                 investments                                   (11,802)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (2,383)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (2,383)                -

Capital shares transactions
   Net premiums                                                                              481,426                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (6,015)                -
   Interfund and net transfers to general account                                            588,623                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            1,064,034                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               1,061,651                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   1,061,651         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       254

Midland National Life Insurance Company
Separate Account C
American Funds - International Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     14,187 shares (cost $290,303)           $    287,001       Dividend income                            $     3,391
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,391
                                                                                                         --------------
Net assets                                   $    287,001     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         543
                                                                Contract maintenance charge                          1
                                                                                                         --------------

                                                                                                                   544
                                                                                                         --------------

                                                            Net investment income                                2,847

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                     (10)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,302)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (465)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                            (465)                -

Capital shares transactions
   Net premiums                                                                              279,860                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                              7,606                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              287,466                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 287,001                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    287,001         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       255

Midland National Life Insurance Company
Separate Account C
American Funds - International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     5,684 shares (cost $97,689)              $    92,019       Dividend income                            $     2,730
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,730
                                                                                                         --------------
Net assets                                    $    92,019     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         199
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   199
                                                                                                         --------------

                                                            Net investment income                                2,531

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (113)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (5,670)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (3,252)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (3,252)                -

Capital shares transactions
   Net premiums                                                                               95,941                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (2,581)                -
   Interfund and net transfers to general account                                              1,911                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               95,271                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  92,019                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    92,019         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       256

Midland National Life Insurance Company
Separate Account C
American Funds - New World Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     102,276 shares (cost $2,248,644)       $   2,102,795       Dividend income                            $    19,063
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                19,063
                                                                                                         --------------
Net assets                                  $   2,102,795     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       5,182
                                                                Contract maintenance charge                         27
                                                                                                         --------------

                                                                                                                 5,209
                                                                                                         --------------

                                                            Net investment income                               13,854

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                    (873)
                                                            Change in net unrealized depreciation on
                                                                 investments                                  (145,848)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                   $   (132,867)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                        (132,867)                -

Capital shares transactions
   Net premiums                                                                            2,063,957                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                    (3,431)                -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                            (7,558)                -
   Interfund and net transfers to general account                                            182,694                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                            2,235,662                 -
                                                                                       --------------    --------------

Total increase in net assets                                                               2,102,795                 -
                                                                                       --------------    --------------

Net assets at end of year                                                              $   2,102,795         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       257

Midland National Life Insurance Company
Separate Account C
American Funds - U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     33,686 shares (cost $418,874)           $    415,682       Dividend income                            $     3,594
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,594
                                                                                                         --------------
Net assets                                   $    415,682     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,005
                                                                Contract maintenance charge                         12
                                                                                                         --------------

                                                                                                                 1,017
                                                                                                         --------------

                                                            Net investment income                                2,577

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                      672
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,192)
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $       57
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                              57                 -

Capital shares transactions
   Net premiums                                                                              364,518                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (508)                -
   Interfund and net transfers to general account                                             51,615                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              415,625                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 415,682                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    415,682         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       258

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Core Bond Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     37,255 shares (cost $291,204)           $    292,828       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    292,828     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         407
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   407
                                                                                                         --------------

                                                            Net investment loss                                   (407)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                       93
                                                            Change in net unrealized appreciation on
                                                                 investments                                     1,624
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $     1,310
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                           1,310                 -

Capital shares transactions
   Net premiums                                                                              216,108                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                             75,410                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              291,518                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 292,828                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    292,828         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       259

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Discovery Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     331 shares (cost $24,413)                $    25,249       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    25,249     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                          46
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                    46
                                                                                                         --------------

                                                            Net investment loss                                    (46)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                        2
                                                            Change in net unrealized appreciation on
                                                                 investments                                       835
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $      791
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                             791                 -

Capital shares transactions
   Net premiums                                                                               23,822                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                636                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               24,458                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  25,249                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    25,249         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       260

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Diversified Alternatives Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     10,423 shares (cost $109,462)           $    104,541       Dividend income                            $     2,483
                                                                Capital gains distributions                      1,990
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                 4,473
                                                                                                         --------------
Net assets                                   $    104,541     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         224
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   224
                                                                                                         --------------

                                                            Net investment income                                4,249

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                        3
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (4,920)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (668)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                            (668)                -

Capital shares transactions
   Net premiums                                                                               54,518                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                               (89)                -
   Interfund and net transfers to general account                                             50,780                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              105,209                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 104,541                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    104,541         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       261

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Global Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     1,406 shares (cost $55,762)              $    54,982       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    54,982     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                          69
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                    69
                                                                                                         --------------

                                                            Net investment loss                                    (69)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                      (3)
                                                            Change in net unrealized depreciation on
                                                                 investments                                      (779)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $     (851)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                            (851)                -

Capital shares transactions
   Net premiums                                                                               35,000                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                               (39)                -
   Interfund and net transfers to general account                                             20,872                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               55,833                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  54,982                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    54,982         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       262

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - International Growth Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     91,686 shares (cost $223,999)           $    220,047       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    220,047     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         422
                                                                Contract maintenance charge                          -
                                                                                                         --------------

                                                                                                                   422
                                                                                                         --------------

                                                            Net investment loss                                   (422)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                     (17)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (3,952)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (4,391)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (4,391)                -

Capital shares transactions
   Net premiums                                                                              157,215                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                               (39)                -
   Interfund and net transfers to general account                                             67,262                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              224,438                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 220,047                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    220,047         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       263

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     420 shares (cost $14,052)                $    13,993       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                    $    13,993     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                          21
                                                                Contract maintenance charge                          1
                                                                                                         --------------

                                                                                                                    22
                                                                                                         --------------

                                                            Net investment loss                                    (22)

                                                            Realized and change in unrealized gains
                                                            (losses) on investments
                                                            Net realized gains on investments                        1
                                                            Change in net unrealized depreciation on
                                                                 investments                                       (58)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                     $      (79)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                             (79)                -

Capital shares transactions
   Net premiums                                                                               14,097                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                                 -                 -
   Interfund and net transfers to general account                                                (25)                -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                               14,072                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                  13,993                 -
                                                                                       --------------    --------------

Net assets at end of year                                                                $    13,993         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       264

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Small Cap Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     22,933 shares (cost $579,295)           $    602,230       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    602,230     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                       1,114
                                                                Contract maintenance charge                          5
                                                                                                         --------------

                                                                                                                 1,119
                                                                                                         --------------

                                                            Net investment loss                                 (1,119)

                                                            Realized and change in unrealized gains
                                                            on investments
                                                            Net realized gains on investments                       38
                                                            Change in net unrealized appreciation on
                                                                 investments                                    22,935
                                                                                                         --------------

                                                            Net increase in net assets resulting from
                                                             operations                                    $    21,854
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net increase in net assets resulting from operations                                          21,854                 -

Capital shares transactions
   Net premiums                                                                              112,190                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (432)                -
   Interfund and net transfers to general account                                            468,618                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              580,376                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 602,230                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    602,230         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       265

Midland National Life Insurance Company
Separate Account C
Transparent Value VI - Directional Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2014                                       Year Ended December 31, 2014
Assets:
   Investment in Portfolio,                                 Investment income:
     12,032 shares (cost $126,195)           $    122,124       Dividend income                              $       -
                                                                Capital gains distributions                          -
                                                                                                         --------------
Liabilities                                             -
                                            --------------
                                                                                                                     -
                                                                                                         --------------
Net assets                                   $    122,124     Expenses
                                            --------------
                                                                Administrative expense                               -
                                                                Mortality and expense risk                         354
                                                                Contract maintenance charge                         13
                                                                                                         --------------

                                                                                                                   367
                                                                                                         --------------

                                                            Net investment loss                                   (367)

                                                            Realized and change in unrealized losses
                                                            on investments
                                                            Net realized losses on investments                     (46)
                                                            Change in net unrealized depreciation on
                                                                 investments                                    (4,071)
                                                                                                         --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                    $    (4,484)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2014 and 2013

                                                                                           2014              2013

Net assets at beginning of year                                                            $       -         $       -

Net decrease in net assets resulting from operations                                          (4,484)                -

Capital shares transactions
   Net premiums                                                                               93,750                 -
   Transfers of policy loans                                                                       -                 -
   Transfers of surrenders                                                                         -                 -
   Transfers of death benefits                                                                     -                 -
   Transfers of other terminations                                                              (203)                -
   Interfund and net transfers to general account                                             33,061                 -
                                                                                       --------------    --------------

     Net increase in net assets from capital share transactions                              126,608                 -
                                                                                       --------------    --------------

Total increase in net assets                                                                 122,124                 -
                                                                                       --------------    --------------

Net assets at end of year                                                               $    122,124         $       -
                                                                                       --------------    --------------

             The accompanying notes are an integral part of these financial statements

                                                       266

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial
        Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products ("VIPF"), American Century Variable
        Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord
        Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"), Calvert Variable
        Series, Inc. ("CAM"), Invesco Variable Insurance Funds ("INV"), J.P.
        Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),
        Guggenheim Variable Trust ("GVT"), ProFunds VP ("PF"), Van Eck Worldwide
        Insurance Trust ("Van Eck"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), the Dreyfus Variable Investment Fund ("Dreyfus"), the
        Direxion Insurance Trust ("Direxion"), the Invesco Van Kampen Variable
        Insurance Funds ("IVKVI"), the Morgan Stanley Universal Institutional
        Funds ("MSUIF"), the Northern Lights Variable Trust ("NLVT"), the
        AllianceBernstein Variable Products Series ("ABVPS"), the BlackRock
        Variable Series Fund, Inc. ("BRVS"), the DWS Variable Insurance
        Portfolios ("DWS VIP"), the Eaton Vance Variable Trust ("EVVT"), the
        Franklin Templeton Variable Insurance Products Trust ("FTVIP"), the Ivy
        Funds Variable Insurance Portfolios ("IVY VIP"), the Lazard Retirement
        Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity Trust
        ("LMVET"), the Legg Mason Partners Variable Income Trust ("LMVIT"), the
        Pioneer Variable Contracts Trust ("PIONEER VCT"), the Prudential Series
        Funds ("PRUDENTIAL"), and the Royce Capital Fund ("ROYCE") (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.
        All of these portfolios have been in existence for more than two years.

        During 2013 the Separate Account began to invest in specified portfolios of Columbia Variable Portfolio ("CVP") and the First Investors Life
        Series ("FILS"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of
        1940, as directed by participants.

        During 2014 the Separate Account began to invest in specified portfolios of the Guggenheim Variable Insurance Funds ("GVIF"), the Rydex Variable
        Insurance Funds ("RYDEX VIF"), the Alps Fund ("ALPS"), the American
        Funds IS ("AFIS"), the Oppenheimer Fund ("OPP"), and the Transparent
        Value Fund ("TVF"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company
        Act of 1940, as directed by participants.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The Van Eck Worldwide Bond
        Fund was renamed the Van Eck Global Bond Fund, the Van Eck Worldwide
        Emerging Markets Fund was renamed the Van Eck Emerging Markets Fund, and the Van Eck Worldwide Hard Assets Fund was renamed the Van Eck Global
        Hard Assets Fund. The CAM Social Equity Portfolio was renamed the CAM
        Equity Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return
        Currency Portfolio was renamed the NLVT Chariot Absolute Return All
        Opportunities Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        The VIPF Strategic Income Portfolio, VIPF Emerging Markets Portfolio,
        VIPF Real Estate Portfolio, VIPF Money Market Portfolio Service Class 2,
        MFS Global Tactical Allocation Portfolio, MFS International Value
        Portfolio, MFS Utilities Portfolio, MFS New Discover Portfolio Service
        Class, FAM Capital Appreciation Portfolio Class S, RYDEX S&P 500 Pure
        Growth Fund, RYDEX S&P MidCap 400 Pure Growth Fund, GVT Multi Hedge
        Strategies Fund, GVT Managed Futures Strategies Fund, GVT DWA Sector
        Rotation Fund, JANUS Global Technology Portfolio, JANUS Overseas
        Portfolio, JANUS Janus Portfolio, JANUS Worldwide Portfolio, JANUS
        Perkins Mid Cap Value Portfolio, JANUS Balanced Portfolio, JANUS
        Flexible Bond Portfolio, PIMCO Global Multi Asset Portfolio, PIMCO Short
        Term Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Global
        (Unhedged) Bond Portfolio, PIMCO Commodity Real Return Strategy
        Portfolio, BRVS Basic Value Fund, BRVS Capital Appreciation Fund, BRVS
        Equity Dividend Fun, BRVS Global Allocation Fund, BRVS Large Cap Core
        Fund, BRVS Large Cap Growth Fund, DWS VIP Alternative Asset Allocation
        Portfolio, DWS VIP Global Small Cap Growth Portfolio, DWS VIP Dreman
        Small Mid Cap Value Portfolio, DWS VIP Large Cap Value Portfolio, EVVT
        Floating Rate Income Portfolio, EVVT Large-Cap Value Portfolio, FTVIP
        Mutual Shares Securities Fund, FTVIP Global Bond Securities Fund, FTVIP
        Foreign Securities Fund, FTVIP Developing Markets Securities Fund, FTVIP
        Rising Dividends Securities Fund, IVY VIP Asset Strategy Portfolio, IVY
        VIP Dividend Opportunities Portfolio, IVY VIP Energy Portfolio, IVY VIP
        Global Natural Resources Portfolio,, IVY VIP Growth Portfolio, IVY VIP
        International Core Equity Portfolio, IVY VIP International Growth
        Portfolio, IVY VIP Mid Cap Growth Portfolio, IVY VIP Science and
        Technology Portfolio, IVY VIP Small Cap Growth Portfolio, IVY VIP Small
        Cap Value Portfolio, LMVET Western Asset Variable Global High Yield Bond
        Portfolio, LMVET CB Variable Mid Cap Core Portfolio, PIONEER VCT Fund
        Portfolio, PIONEER VCT Bond Portfolio, PIONEER VCT Strategic Income
        Portfolio, PIONEER VCT Equity Income Portfolio, PIONEER VCT High Yield
        Portfolio, PRUDENTIAL Jennison 20/20 Focus Portfolio, PRUDENTIAL Natural
        Resources Portfolio, PRUDENTIAL SP Prudential US Emerging Growth
        Portfolio, ROYCE Micro-Cap Portfolio, and ROYCE Small Cap Portfolio were introduced effective February 1, 2012.

        Effective May 1, 2012, several funds had name changes. The LAC Mid Cap
        Value Portfolio was renamed the LAC Mid Cap Stock Portfolio, the INV
        Basic Value Fund was renamed the IVKVI Value Opportunities Fund, the INV
        Dividend Growth Fund was renamed the INV Diversified Dividend Fund, the
        Neuberger Regency Portfolio was renamed the Neuberger Mid Cap Intrinsic
        Value Portfolio, and the RYDEX U.S. Long Short Momentum Fund was renamed the GVT U.S. Long Short Momentum Fund.

        Effective July 15, 2012, the IVKVI Mid Cap Value Fund was renamed the
        IVKVI American Value Fund.

        The VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio,
        VIPF Funds Manager 85% Portfolio, MFS Bond Portfolio, MFS Emerging
        Markets Equity Portfolio, MFS Technology Portfolio, LAC Bond-Debenture
        Portfolio, LAC Fundamental Equity Portfolio, LAC Developing Growth
        Portfolio, RYDEX Biotechnology Fund, GVT Small Cap Value Fund, NLVT
        Power Income Fund, ABVPS Real Estate Investment Portfolio, ABVPS Dynamic
        Asset Allocation Portfolio, ABVPS Small Cap Growth Portfolio, ABVPS
        Small Mid Cap Value Portfolio, DWS VIP Equity 500 Index Portfolio, DWS
        VIP Small Cap Index Portfolio, FTVIP Mutual International Securities
        Fund, FTVIP Income Securities Fund, FTVIP Mutual Global Discovery
        Securities Fund, FTVIP Balanced Portfolio, FTVIP Global Bond Portfolio,
        LRS International Equity Portfolio, LRS Multi Asset Targeted Volatility
        Portfolio, LMVET CB Variable Equity Income Builder Portfolio, LMVET CB
        Variable Small Cap Growth Portfolio, and LMVIT Dynamic Multi Strategy
        Portfolio were introduced effective October 1, 2012.

        Effective January 31, 2013, the ABVPS Small Cap Growth Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Alliance Bernstein. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge

        Effective April 29, 2013, several funds had name changes. The LMVET CB
        Variable Income Builder Portfolio was renamed the LMVET ClearBridge
        Variable Equity Income Builder Portfolio, the LMVER CB Variable Small
        Cap Growth Portfolio was renamed the LMVET ClearBridge Variable Small
        Cap Growth Portfolio, and the LMVET CB Variable Mid Cap Core Portfolio
        was renamed the LMVET ClearBridge Variable Mid Cap Core Portfolio.

        Effective May 1, 2013 the DWS VIP Dreman Small Mid Cap Value Portfolio
        was renamed the DWS VIP Small Mid Cap Value Portfolio, the JANUS
        Worldwide Portfolio was renamed the JANUS Global Research Portfolio, and the VEVIP Global Bond Fund was renamed the VEVIP Unconstrained Emerging
        Markets Bond Fund.

        The CVP Contrarian Core 2 Portfolio, CVP Dividend Opportunity 2
        Portfolio, CVP Emerging Markets Bond 2 Portfolio, CVP High Yield Bond 2
        Portfolio, FILS Total Return Portfolio, FILS International Portfolio,
        JANUS Enterprise Services Portfolio, and IVY VIP High Income Portfolio
        were introduced effective August 1, 2013.

        Effective August 1, 2013, the GVT DWA Sector Rotation Fund and the FTVIP
        Mutual International Securities Fund were liquidated. The plans of liquidation and dissolution were approved by the Board of Trustees of
        Guggenheim Variable Trust and Franklin Templeton Variable Insurance
        Products Trust. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge

        Effective October 31, 2013 the GVT US Long Short Momentum Fund was
        renamed the GVT Long Short Equity Fund.

        Effective January 24, 2014, several RYDEX funds had reverse share splits as shown in the following table.

                                                           Split Ratio
                         Fund                          (New to Old Shares)
RYDEX Government Long bond 1.2x Strategy Fund                  1:3
RYDEX Inverse Dow 2x Strategy Fund                             1:10
RYDEX Inverse Government Long Bond Strategy Fund               1:5
RYDEX Inverse NASDAQ-100 Strategy Fund                         1:5

        Effective April 30, 2014 the CAM SRI Equity Portfolio was merged with the CAM S&P 500 Index Portfolio and the INV Utilities Fund was renamed the INV Managed Volatility Fund.

        Effective May 1, 2014 several funds had name changes. The LRS
        Multi-Asset Target Volatility Portfolio was renamed the LRS Global
        Dynamic Multi Asset Portfolio, the FTVIP Rising Dividends Securities
        Fund was renamed the FTVIP Rising Dividends Fund, the FTVIP Income
        Securities Fund was renamed the FTVIP Income Fund, the FTVIP Mutual
        Shares Securities Fund was renamed the FTVIP Mutual Shares Fund, the
        FTVIP Mutual Global Discovery Securities Fund was renamed the FTVIP
        Mutual Global Discovery Fund, the FTVIP Developing Markets Securities
        Fund was renamed the FTVIP Developing Markets Fund, the FTVIP Foreign
        Securities Fund was renamed the FTVIP Foreign Fund, the FTVIP Global
        Bond Securities Fund was renamed the FTVIP Global Bond Fund, and the
        PIMCO Global Multi-Asset Portfolio was renamed the PIMCO Global
        Multi-Asset Managed Allocation Portfolio.

        Effective May 1, 2014 several funds had vendor name changes. The GVT
        Global Managed Futures Strategy Fund was renamed the GVIF Global Managed
        Futures Strategy Fund, the GVT Multi-Hedge Strategies Fund was renamed the GVIF Multi-Hedge Strategies Fund, the GVT Small Cap Value Fund was
        renamed the GVIF Small Cap Value Fund, the GVT Long Short Equity Fund
        was renamed the GVIF Long Short Equity Fund, the RYDEX Biotechnology
        Fund was renamed the RYDEX VIF Biotechnology Fund, the RYDEX S&P 500
        Pure Growth Fund was renamed the RYDEX VIF S&P 500 Pure Growth Fund, and the RYDEX S&P MidCap 400 Pure Growth Fund was renamed the RYDEX VIF S&P
        MidCap 400 Pure Growth Fund.

        Effective May 1, 2014 the CAM S&P 500 Index Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective June 30, 2014 the Legg Mason Partners Variable Income Trust
        was renamed the QS Legg Mason Partners Variable Income Trust.

        The ALPS Alerian Energy Infrastructure Portfolio, AFIS Asset Allocation
        Fund, AFIS Blue Chip Income and Growth Fund, AFIS Cash Management Fund,
        AFIS Capital Income Builder Fund, AFIS Global Growth Fund, AFIS Global
        Growth and Income Fund, AFIS Global Small Capitalization Fund, AFIS
        Growth Fund, AFIS Growth-Income Fund, AFIS International Fund, AFIS
        International Growth and Income Fund, AFIS New World Fund, AFIS U.S.
        Government/AAA-Rated Securities Fund, BRVS iShares Alternative
        Strategies Fund, BRVS iShares Dynamic Allocation Fund, BRVS iShares
        Dynamic Fixed Income Fund, BRVS iShares Equity Appreciation Fund, FILS
        Opportunity Fund, OPP Core Bond Fund, OPP Discovery Mid Cap Growth Fund,
        OPP Diversified Alternatives Fund, OPP Global Fund, OPP International
        Growth Fund, OPP Main Street Fund, OPP Main Street Small Cap Fund, and
        TVF Directional Allocation Portfolio were introduced effective August 1,
        2014.

        Effective August 1, 2014 the VIPF Money Market Portfolio Service Class 2
        and the PRUDENTIAL Jennison 20/20 Focus Portfolio were closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 11, 2014 the DWS Variable Insurance Portfolio was
        renamed the Deutsche Variable Insurance Portfolios and the MFS New
        Discovery Portfolio was merged with the MFS New Discovery Series
        Portfolio and the MFS Utilities Portfolio was merged with the MFS
        Utilities Series Portfolio.

        Effective October 20, 2014, several PF funds had reverse share splits as shown in the following table.

                                                           Split Ratio
                         Fund                          (New to Old Shares)
PF Short Dow 30 Portfolio                                      1:6
PF Short NASDAQ-100 Portfolio                                  1:5
PF Short Small-Cap Portfolio                                   1:5
PF Ultrashort Dow 30 Portfolio                                 1:12
PF Ultrashort NASDAQ-100 Portfolio                             1:14

        Fair Value
        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2014, the Company's investments were classified as follows:

                               Quoted prices      Significant
                                 in active           other         Significant
                                markets for       observable      unobservable
                              identical assets      inputs           inputs
Assets                           (Level 1)         (Level 2)        (Level 3)         Total
Mutual Funds                   $ 724,255,137         $ -             $ -           $724,255,137

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2014.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Related Party Transactions
        The Guggenheim Variable Trust Funds and the Rydex Variable Trust Funds
        are managed by indirect affiliates of the Company.

        Subsequent Events
        The Company evaluated subsequent events through April 29, 2015, the date the financial statements were available to be issued. Effective January
        1, 2015 the IVY International Growth Portfolio was renamed the IVY
        Global Growth Portfolio. Effective April 30, 2015 the OPP Diversified
        Alternatives Fund will be renamed the OPP Global Multi-Alternatives
        Fund. Effective May 1, 2015 the INV Diversified Dividend Fund will be renamed the INV Core Plus Bond Fund and the Goldman Structured Small Cap
        Equity Fund will be renamed the Goldman Small Cap Equity Insights Fund.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                        Product                                             M&E Charge     Admin Fee   Maintenance Fee
Midland National Advantage Variable Annuity*                                   0.95%         0.00%          $ 30.00
Midland National Advantage II*                                                 1.40%         0.00%          $ 30.00
Midland National Advantage III*                                                1.35%         0.00%          $ 30.00
Midland National MNL Advisor*                                                  1.55%         0.00%          $ 30.00
Midland National Variable Annuity*                                             1.25%         0.15%          $ 33.00
Midland National Variable Annuity II*                                          1.25%         0.15%          $ 35.00
Midland National Vector Variable Annuity*                                 0.85% to 1.10%     0.45%          $ 30.00
Midland National Vector II Variable Annuity*                              1.20% to 1.45%     0.45%          $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity                         1.00%         0.35%          $ 40.00
Sammons Retirement Solutions LiveWell Variable Annuity-Value Endorsement       1.00%         0.35%          $ 40.00

*New contracts are no longer being issued for this product

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2014 and 2013 were as follows:

                                                                   2014                            2013
                                                       ------------------------------  ------------------------------
Portfolio                                                Purchases         Sales         Purchases         Sales

Fidelity Variable Insurance Products
   Money Market Portfolio                               $ 47,456,466    $ 27,973,849    $ 62,814,403    $ 64,861,935
   High Income Portfolio                                   9,767,330      35,450,816      34,140,080      37,774,286
   Equity-Income Portfolio                                 2,208,925       4,118,958       2,242,687       3,248,261
   Growth Portfolio                                        2,669,503       3,980,935       4,055,218       5,084,153
   Overseas Portfolio                                      2,728,375       3,734,042       2,618,317       5,160,972
   Mid Cap Portfolio                                       8,081,343       6,504,991       4,392,188       2,799,601
   Asset Manager Portfolio                                   158,605         271,049         229,598         232,017
   Investment Grade Bond Portfolio                         7,845,760       8,033,696       2,228,660       2,791,998
   Index 500 Portfolio                                     2,487,315       6,015,512       2,914,727       5,604,415
   Contrafund Portfolio                                    5,683,990       5,641,819       3,996,575       4,370,118
   Asset Manager: Growth Portfolio                            63,971         131,522          37,378         208,760
   Balanced Portfolio                                      1,572,271       1,570,437       1,115,893         695,554
   Growth & Income Portfolio                                 528,766         666,337         588,629         621,919
   Growth Opportunities Portfolio                          1,361,628       1,652,430       2,411,038       2,863,097
   Value Strategies Portfolio                              1,895,262       2,440,435       1,672,885         537,754
   Strategic Income Portfolio                              2,073,334         395,393       1,692,786         238,482
   Emerging Markets Portfolio                                324,174          26,736         285,779          33,251
   Real Estate Portfolio                                   6,117,392         668,538       3,654,878         257,121
   Funds Manager 50% Portfolio                               821,938         200,616         290,135          29,310
   Funds Manager 70% Portfolio                               166,236          47,124          26,454           1,233
   Funds Manager 85% Portfolio                               394,226         310,133         111,315             968
   Money Market Portfolio Service Class 2                 10,054,000      13,739,084      13,561,789       5,849,031
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                           1,506,744       1,017,448         828,989         657,007
   Capital Appreciation Fund                               2,633,178       2,536,795       1,485,331       1,695,355
   International Fund                                      2,001,685       3,229,441       2,822,362       5,130,697
   Value Fund                                             10,665,035       4,186,589       5,932,319       5,418,512
   Income & Growth Fund                                    3,804,542       4,062,379       4,867,036       3,585,445
   Inflation Protection Fund                               2,012,009       1,917,300       2,948,908       3,371,397
   Large Company Value Fund                                2,655,049       2,708,813       4,654,558       4,378,396
   Mid Cap Value Fund                                      7,549,946       2,792,901       4,065,769       2,446,959
   Ultra Fund                                              3,542,167       2,749,361       6,153,875       5,123,024
MFS Variable Insurance Trust
   Research Series                                           126,792         181,476          80,286         155,309
   Growth Series                                           1,006,370       2,022,451         963,453         292,695
   Investors Trust Series                                  1,804,541         228,166          61,687          56,709
   New Discovery Series                                    3,446,312       2,726,871       1,654,932       2,241,656
   Bond Portfolio                                            743,823          74,363         883,305         615,356
   Emerging Markets Equity Portfolio                         221,107         254,622         302,934          21,206
   Technology Portfolio                                      112,818           3,995          27,554           2,848
   Global Tactical Allocation Portfolio                      211,081          59,318         529,160         212,496
   International Value Portfolio                           1,265,903         684,883       1,571,320         388,074
   Utilities Portfolio                                     2,202,320       3,733,035       1,926,058         180,766
   Utilities Series Portfolio                              4,879,095         577,715               -               -
   New Discovery Portfolio Service Class                     400,419         682,844         586,897         151,560
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                 415,249         616,904         362,102         565,918
   Mid-Cap Stock Portfolio                                   505,364       1,455,811         624,859       1,874,068
   International Opportunities Portfolio                   2,900,108       3,509,741       2,652,427       4,023,502
   Bond-Debenture Portfolio                                3,079,142         295,626       1,332,197         173,234
   Fundamental Equity Portfolio                              969,339         585,811         323,837          19,527
   Developing Growth Portfolio                               484,585         108,292         495,911          40,742
Alger Fund
   LargeCap Growth Portfolio                               4,949,855       6,725,797       2,488,167       2,407,505
   MidCap Growth Portfolio                                 3,449,181       4,796,294         929,810       2,263,977
   Capital Appreciation Portfolio                          2,080,137       4,627,149       2,988,672       1,140,970
   SmallCap Growth Portfolio                                 166,730         416,137         279,670         430,069
   Capital Appreciation Portfolio Class S                  9,585,436         722,711       5,144,639         130,480
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                                2,271,846       2,165,125       1,335,137       1,141,953
   Equity Portfolio                                          123,892       1,155,757         324,296          49,393
   S&P 500 Index Portfolio                                 1,640,516         516,607               -               -
Invesco Variable Insurance Funds
   Technology Fund                                           191,730         184,779         230,798         335,344
   Managed Volatility Fund                                   715,266         378,458         441,959         440,191
   Diversified Dividend Fund                               5,118,712       3,987,062       4,785,738       5,030,405
   Global Health Care Fund                                 1,199,745         909,738         721,067         619,495
   Global Real Estate Fund                                   668,684         657,099         700,506         907,079
   International Growth Fund                                 771,184         763,942         584,432         692,956
   Mid Cap Core Equity Fund                                  498,859         611,645         586,432         516,348
J.P. Morgan Series Trust II
   Core Bond Portfolio                                     4,450,462       4,810,502       3,002,670       3,462,113
   Small Cap Core Portfolio                                3,998,075       3,654,768       3,901,030       3,631,092
Rydex Variable Trust
   Nova Fund                                                 485,697         418,181         890,364       1,113,834
   NASDAQ-100 Fund                                         6,620,778       7,343,331       3,286,663       2,032,583
   U.S. Government Money Market Fund                       1,060,645         738,312       2,680,730       3,108,746
   Inverse S&P 500 Strategy Fund                             226,869         318,209         485,937         506,664
   Inverse NASDAQ-100 Strategy Fund                          379,381         440,349         296,256         711,499
   Inverse Government Long Bond Strategy Fund                 64,512         219,770         774,816         713,998
   Government Long Bond 1.2x Strategy                     16,985,601      17,608,368      19,110,074      18,395,112
   NASDAQ-100 2x Strategy Fund                                 6,191           4,343             364              73
   S&P 500 2x Strategy Fund                                        -               -               -          10,609
   Inverse Dow 2x Strategy Fund                                  559             567               -              17
Rydex Variable Insurance Fund
   Biotechnology Fund                                      2,543,474         206,458         571,874          47,399
   S&P 500 Pure Growth Fund                                2,009,058         348,591         449,102          38,100
   S&P MidCap 400 Pure Growth Fund                           429,114         110,050         248,756          33,590
Guggenheim Variable Insurance Fund
   Long Short Equity Fund                                    200,732         200,784         931,187         854,633
   Multi-Hedge Strategies Fund                             1,078,706         279,113         323,078          30,626
   Global Managed Futures Strategy Fund                      120,050          37,392          66,205           4,291
   DWA Sector Rotation Fund                                        -               -          54,724          87,037
   Small Cap Value Fund                                    1,464,859         762,902       1,091,337          40,098
ProFunds VP
   Access VP High Yield Fund                               2,882,993       2,635,077         963,984       1,562,879
   Asia 30                                                   298,264         318,424         607,892       1,333,308
   Banks                                                     545,956         458,356       1,143,440       1,264,040
   Basic Materials                                           984,580       1,412,602         797,350         485,941
   Bear                                                    8,066,752       8,001,740       6,975,944       6,932,194
   Biotechnology                                           1,320,871       1,538,765       2,496,147       2,392,808
   Bull                                                   44,024,636      42,914,537      37,074,349      37,724,577
   Consumer Goods                                            475,723         806,992       1,051,601       1,132,521
   Consumer Services                                         349,222         939,411       2,414,737       2,093,750
   Dow 30                                                  3,351,549       1,963,045       1,492,312       1,409,434
   Emerging Markets                                        1,324,689       1,741,659       1,438,528       1,295,368
   Europe 30                                                 456,447         488,963         433,059         578,862
   Falling U.S. Dollar                                       162,602         178,421         372,371         366,175
   Financials                                              1,502,100         920,994       2,213,776       2,011,905
   Health Care                                             2,843,786       2,810,860       2,567,157       2,959,053
   Industrials                                               869,313       1,179,008       1,653,534       1,395,792
   International                                             405,128         346,036         852,401         997,585
   Internet                                                  318,952         324,556         606,925         575,357
   Japan                                                     595,940         548,821       1,826,913       1,942,688
   Large-Cap Growth                                        2,733,271       2,235,707       1,200,587         999,634
   Large-Cap Value                                         2,754,049       2,437,961       1,800,581       1,973,409
   Mid-Cap                                                 4,265,602       5,051,682       5,675,620       5,982,998
   Mid-Cap Growth                                          1,163,626         898,417       1,243,315       1,276,397
   Mid-Cap Value                                           1,304,660       1,415,793       1,002,478       1,252,312
   Money Market                                           83,021,660      83,766,777     123,549,368     131,224,359
   Oil & Gas                                               1,677,360       1,697,495       1,463,555       1,642,019
   NASDAQ-100                                             22,356,599      21,253,108      61,748,718      62,423,552
   Pharmaceuticals                                         1,488,554         969,140         461,769         391,513
   Precious Metals                                           648,398         758,194       1,220,881       1,618,877
   Real Estate                                             1,628,567         908,033       1,518,098       1,531,978
   Rising Rates Opportunity                                2,071,696       1,888,987      12,319,133      12,655,033
   Semiconductor                                             295,998         253,114         120,246         128,745
   Short Dow 30                                              312,883         273,546         217,136         207,600
   Short Emerging Markets                                    159,164         190,105         252,500         194,447
   Short International                                         5,491           3,559         143,841         159,922
   Short Mid-Cap                                             142,419         140,409          11,500          12,716
   Short NASDAQ-100                                       14,857,366      14,976,799      53,106,592      53,250,946
   Short Small-Cap                                         2,641,985       2,615,037       5,443,869       5,540,691
   Small-Cap                                               2,777,380       3,560,472       5,589,232       5,243,160
   Small-Cap Growth                                        1,475,185       1,357,906       1,298,475         927,725
   Small-Cap Value                                           189,349         431,042       1,046,709         923,558
   Technology                                                806,453         608,331         764,554         821,757
   Telecommunications                                        156,952         117,213         671,181         690,818
   U.S. Government Plus                                    3,683,582       3,365,783      14,518,363      14,417,189
   UltraBull                                              16,205,038      18,906,188      13,004,865      10,727,434
   UltraMid-Cap                                            3,035,806       3,236,654       3,138,892       3,203,334
   UltraNASDAQ-100                                         4,012,682       3,361,295       1,186,089       1,344,587
   UltraShort Dow 30                                         387,347         513,709       1,021,261         975,872
   UltraShort NASDAQ-100                                     567,559         601,761         753,334         797,938
   UltraSmall-Cap                                          5,368,956       5,438,144       5,122,723       5,402,630
   Utilities                                               1,689,599       1,227,911       1,244,073       1,350,622
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                                 3,992,689       6,280,056       2,843,722       4,609,514
   Emerging Markets Fund                                   7,405,061       7,768,567         877,973       5,631,333
   Unconstrained Emerging Markets Bond Fund                7,815,084       7,767,531       1,721,538       3,358,006
Janus Aspen Series
   Global Technology Portfolio                                78,467          35,699          53,410          20,020
   Overseas Portfolio                                        152,443          33,349          57,908             571
   Janus Portfolio                                           243,462          14,359          24,466           1,094
   Enterprise Services Portfolio                             846,603          65,578          85,519             243
   Global Research Portfolio                                 232,723           9,648         150,840          63,054
   Perkins Mid Cap Value Portfolio                           521,374         425,638       1,536,434          85,523
   Balanced Portfolio                                      3,988,174         233,776       1,498,774         275,325
   Flexible Bond Portfolio                                 1,405,264         262,320         600,611         154,525
PIMCO Variable Insurance Trust
   Total Return Portfolio                                 42,487,846      29,652,333      37,294,558      30,836,348
   Low Duration Portfolio                                  9,774,999      13,993,510      10,197,830       7,841,874
   High Yield Portfolio                                   21,475,332      25,726,703      21,214,166      24,516,047
   Real Return Portfolio                                   7,307,244       2,522,410       8,083,348       5,218,520
   All Asset Portfolio                                     2,700,034       1,133,255       2,236,399       3,146,209
   Global Multi-Asset Managed Allocation Portfolio            66,858          44,859         222,780          10,480
   Short-Term Portfolio                                   18,609,703       2,328,132      12,752,837       1,325,028
   Emerging Markets Bond Portfolio                           577,106         272,190         577,041         445,883
   Global (Unhedged) Bond Portfolio                          443,024         308,328         376,219         384,985
   Commodity Real Return Strategy Portfolio                3,396,563         262,617       2,341,123         107,790
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                        2,977,145       2,628,786       4,365,577       3,801,514
   Large Cap Value Fund                                    1,023,114         988,109         234,702       1,109,636
   Mid Cap Value Fund                                      1,542,607       1,765,080       1,171,439       1,922,884
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                               1,126,445       1,259,901       2,826,397       2,846,901
   Mid-Cap Growth Portfolio                                1,754,069         253,751         100,688         331,688
   AMT Mid Cap Intrinsic Value Portfolio                   1,652,835       1,692,534       1,060,383       1,131,102
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                  1,181,008       1,941,281       1,702,643       1,618,066
   International Value Portfolio                             394,339         619,113         739,295         549,740
   Socially Responsible Growth Fund                          263,035         119,571          48,901          44,626
Direxion Insurance Trust
   HY Bond Fund                                            1,103,922       1,137,422          77,795          92,762
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                             1,009,078         955,703       1,498,083         739,331
   Value Opportunities Fund                                  144,656         251,701          83,434         146,945
   American Value Fund                                       358,413         439,400         679,372         453,889
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                           668,389         609,497         490,968         334,182
   Emerging Markets Equity Portfolio                         520,609         738,557         863,143         676,008
   Mid Cap Growth Portfolio                                  153,706         187,339          46,194         120,096
   U.S. Real Estate Portfolio                                431,719         374,350         300,013         431,182
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                           1,608,943       4,490,523       1,831,373       7,695,712
   Power Income Fund                                       1,106,214         209,819       1,445,755         127,150
AllianceBernstein Variable Products Series
   Real Estate Investment Portfolio                          351,276         111,569         475,089         104,061
   Dynamic Asset Allocation Portfolio                        153,760          11,343         308,420          26,770
   Small Cap Growth Portfolio                                 10,223          17,593          24,168               -
   Small Mid Cap Value Portfolio                           1,256,887         746,605         740,957          74,336
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                        2,041,349         556,352         386,078          57,990
   Capital Appreciation Fund                                 431,877         102,421         111,892           4,675
   Equity Dividend Fund                                    1,952,496         325,523       1,649,997         187,543
   Global Allocation Fund                                  5,519,597         852,501       3,008,504         242,915
   Large Cap Core Fund                                       658,953          60,972         250,587         140,680
   Large Cap Growth Fund                                   1,362,863          54,145         117,526          20,753
   iShares Alternatives Strategies Fund                      430,751         100,458               -               -
   iShares Dynamic Allocation Fund                            10,301              25               -               -
   iShares Dynamic Fixed Income Fund                          68,130             108               -               -
   iShares Equity Appreciation Fund                           12,619              21               -               -
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                               250,213          45,832          22,749               -
   Dividend Opportunity Portfolio                          1,140,218          59,604          83,089           1,490
   Emerging Markets Bond Portfolio                         2,754,521         108,481         613,693           6,940
   High Yield Portfolio                                      885,747          88,491          57,042           1,441
Deutsche Variable Insurance Portfolios
   Equity 500 Index Portfolio                              2,027,479         220,880         323,767           3,738
   Small Cap Index Portfolio                                 398,197          97,726         404,122          65,206
   Alternative Asset Allocation Portfolio                    697,574          30,955         332,431          47,226
   Global Small Cap Portfolio                                824,777         431,713         151,582           3,885
   Small Mid Cap Value Portfolio                             234,654         145,955         246,849          28,616
   Large Cap Value Portfolio                                 244,292          40,605          59,628           2,903
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                          6,673,703       1,708,432       6,248,641         899,178
   Large-Cap Value Portfolio                                 449,148         100,671         125,253           3,971
First Investors Life Series
   Total Return Portfolio                                    316,194         134,060               -               -
   International Portfolio                                   105,236           6,712           8,728               -
   Opportunity Fund                                        1,711,730           9,028               -               -
Franklin Templeton Variable Insurance Products Trust
   Mutual International Securities Fund                            -               -           7,347           7,302
   Mutual Shares Fund                                      1,418,098         846,840       3,050,362         247,442
   Income Fund                                             7,346,018       1,366,523       4,823,362         244,274
   Global Bond Fund                                        8,332,463         579,312       6,207,760         466,984
   Foreign Fund                                           10,406,919         782,136       6,004,324         203,335
   Developing Markets Fund                                 2,443,415         568,793       2,613,010         166,614
   Mutual Global Discovery Fund                            2,236,062         404,343       1,255,859          25,848
   Rising Dividends Fund                                   3,989,730         715,569       3,343,521         264,029
Ivy Funds Variable Insurance Portfolios
   Asset Strategy Portfolio                                4,766,912       1,844,295       3,040,900         153,194
   Balanced Portfolio                                      2,912,938         250,450       1,834,549          41,907
   Dividend Opportunities Portfolio                          421,370          90,340         214,511           5,663
   Energy Portfolio                                          745,932         397,483         422,145          46,677
   Global Bond Portfolio                                     308,023          51,616         132,465          26,594
   Global Natural Resources Portfolio                        136,292          73,561          89,766          46,155
   Growth Portfolio                                          568,035          39,380         232,358          64,460
   High Income Portfolio                                   9,747,146       3,443,072       1,438,862          14,016
   International Core Equity Portfolio                     1,548,915         163,076         788,422          68,756
   International Growth Portfolio                            276,300          21,656          71,059           1,467
   Mid Cap Growth Portfolio                                  873,190         340,865         599,082          55,273
   Science and Technology Portfolio                        2,323,809         582,709       1,375,429         223,001
   Small Cap Growth Portfolio                                645,257         307,863         487,448          42,392
   Small Cap Value Portfolio                               3,062,649         282,052       1,302,582         122,661
Lazard Retirement Series, Inc.
   International Equity Portfolio                            341,899           3,842          16,571               -
   Global Dynamic Multi Asset Portfolio                      631,649          74,296          48,883          22,675
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield Bond Portfolio   200,833         382,967         634,984         246,666
   ClearBridge Variable Mid Cap Core Portfolio               696,933          63,591         144,767          13,194
   ClearBridge Variable Equity Income Builder Portfolio      413,195          65,133         104,917           3,395
   ClearBridge Variable Small Cap Growth Portfolio           402,051         111,991         310,547          40,198
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                          484,593         204,678          33,482          11,589
Pioneer Variable Contracts Trust
   Fund Portfolio                                            100,630          12,769         114,221          13,196
   Bond Portfolio                                          4,208,655         698,941       3,696,766         488,748
   Strategic Income Portfolio                              5,124,244       2,033,031       1,717,480         508,446
   Equity Income Portfolio                                   937,815         319,878         388,904          25,044
   High Yield Portfolio                                    3,846,207       6,016,628       3,784,514         922,608
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                            127,676          55,998         198,323           4,322
   Natural Resources Portfolio                               377,732          52,437         110,719          28,233
   SP Prudential US Emerging Growth Portfolio                276,449         136,543         260,831          37,427
Royce Capital Fund
   Micro-Cap Portfolio                                       315,882          53,413         115,519           5,402
   Small Cap Portfolio                                     3,962,339         281,827       1,411,768          69,129
Alps
   Alerian Energy Infrastructure Portfolio                   422,901          10,396               -               -
American Funds IS
   Asset Allocation Fund                                     681,115          35,211               -               -
   Blue Chip Income and Growth Fund                        2,151,499           3,307               -               -
   Cash Management Fund                                   14,838,608       7,600,113               -               -
   Capital Income Builder Fund                               629,589           1,350               -               -
   Global Growth Fund                                        260,681           2,920               -               -
   Global Growth and Income Fund                             257,152         103,611               -               -
   Global Small Capitalization Fund                           93,031           2,750               -               -
   Growth Fund                                               863,298           3,984               -               -
   Growth-Income Fund                                      1,076,742           3,319               -               -
   International Fund                                        290,680             367               -               -
   International Growth and Income Fund                      100,514           2,712               -               -
   New World Fund                                          2,262,033          12,516               -               -
   U.S. Government/AAA-Rated Securities Fund                 774,041         355,839               -               -
Oppenheimer VA Service  Class
   Core Bond Fund                                            301,437          10,326               -               -
   Discovery Mid Cap Growth Fund                              24,452              41               -               -
   Diversified Alternatives Funds                            109,681             222               -               -
   Global Fund                                                55,861              96               -               -
   International Growth Fund                                 224,361             345               -               -
   Main Street Fund                                           14,097              46               -               -
   Main Street Small Cap Fund                                580,296           1,039               -               -
Transparent Value VI
   Directional Allocation Portfolio                          132,372           6,131               -               -
                                                       ------------------------------  ------------------------------
                                                       $ 804,444,568   $ 644,534,846   $ 834,260,688   $ 753,871,401
                                                       --------------  --------------  --------------  --------------

4.        Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2014 and 2013 were as follows:

                                                                           2014                                  2013
                                                          ------------------------------------  -------------------------------------
                                                                                  Net Increase/                          Net Increase/
Portfolio                                                 Purchases     Sales     (Decrease)     Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
   Money Market Portfolio                                  4,566,302   2,665,470    1,900,832     6,024,591   6,204,455     (179,864)
   High Income Portfolio                                     669,725   1,824,836   (1,155,111)    1,648,429   1,914,597     (266,168)
   Equity-Income Portfolio                                    93,648     189,509      (95,861)       74,999     176,860     (101,861)
   Growth Portfolio                                          157,481     195,124      (37,643)      283,806     309,198      (25,392)
   Overseas Portfolio                                        165,227     206,025      (40,798)      159,537     315,507     (155,970)
   Mid Cap Portfolio                                         466,588     307,653      158,935       225,022     132,251       92,771
   Asset Manager Portfolio                                     3,746      10,986       (7,240)       13,038       9,849        3,189
   Investment Grade Bond Portfolio                           528,207     530,241       (2,034)      141,167     181,671      (40,504)
   Index 500 Portfolio                                       111,613     281,264     (169,651)      148,820     318,137     (169,317)
   Contrafund Portfolio                                      357,237     242,874      114,363       277,693     178,511       99,182
   Asset Manager: Growth Portfolio                             3,433       4,700       (1,267)        1,792       8,541       (6,749)
   Balanced Portfolio                                         56,989      82,499      (25,510)       55,923      41,249       14,674
   Growth & Income Portfolio                                  24,017      29,387       (5,370)       31,125      31,557         (432)
   Growth Opportunities Portfolio                             74,305      90,218      (15,913)      159,050     185,070      (26,020)
   Value Strategies Portfolio                                124,087     147,462      (23,375)      110,788      36,434       74,354
   Strategic Income Portfolio                                211,309      64,643      146,666       181,089      48,583      132,506
   Emerging Markets Portfolio                                 35,200       5,101       30,099        29,065       3,600       25,465
   Real Estate Portfolio                                     612,924     230,222      382,702       358,688      81,510      277,178
   Funds Manager 50% Portfolio                                74,009      21,115       52,894        28,444       5,020       23,424
   Funds Manager 70% Portfolio                                13,369       3,702        9,667         2,304          97        2,207
   Funds Manager 85% Portfolio                                35,396      28,307        7,089         8,940          73        8,867
   Money Market Portfolio Service Class 2                  1,289,212   1,659,807     (370,595)    1,974,878   1,182,764      792,114
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                              62,828      52,604       10,224        45,690      39,004        6,686
   Capital Appreciation Fund                                  78,995      98,432      (19,437)       58,382      68,487      (10,105)
   International Fund                                        112,803     183,257      (70,454)      180,748     324,692     (143,944)
   Value Fund                                                862,179     337,424      524,755       420,713     324,702       96,011
   Income & Growth Fund                                      241,385     256,021      (14,636)      328,015     240,327       87,688
   Inflation Protection Fund                                 159,978     159,289          689       209,336     266,602      (57,266)
   Large Company Value Fund                                  196,363     196,770         (407)      375,773     343,981       31,792
   Mid Cap Value Fund                                        501,546     199,892      301,654       279,512     153,428      126,084
   Ultra Fund                                                260,935     196,376       64,559       480,571     394,621       85,950
MFS Variable Insurance Trust
   Research Series                                             3,932       8,612       (4,680)        5,240       9,243       (4,003)
   Growth Series                                              47,500      99,776      (52,276)       50,470      15,880       34,590
   Investors Trust Series                                     92,427      12,413       80,014         3,798       3,418          380
   New Discovery Series                                      146,976     127,819       19,157        88,328     109,145      (20,817)
   Bond Portfolio                                             91,911      27,952       63,959        96,719      73,183       23,536
   Emerging Markets Equity Portfolio                          25,310      29,287       (3,977)       29,878       2,211       27,667
   Technology Portfolio                                        8,437         573        7,864         2,436         269        2,167
   Global Tactical Allocation Portfolio                       19,567       6,971       12,596        51,105      21,842       29,263
   International Value Portfolio                             102,012      60,449       41,563       130,964      37,340       93,624
   Utilities Portfolio                                       137,947     281,094     (143,147)      158,517      23,637      134,880
   Utilities Series Portfolio                                359,904      66,489      293,415             -           -            -
   New Discovery Portfolio Service Class                      17,165      53,872      (36,707)       52,309      16,223       36,086
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                  20,123      28,079       (7,956)       22,219      33,728      (11,509)
   Mid-Cap Stock Portfolio                                    26,086      60,911      (34,825)       32,939      86,655      (53,716)
   International Opportunities Portfolio                      55,369     149,429      (94,060)       71,755     194,419     (122,664)
   Bond-Debenture Portfolio                                  289,834      61,001      228,833       131,327      27,922      103,405
   Fundamental Equity Portfolio                               74,555      53,181       21,374        23,239       1,538       21,701
   Developing Growth Portfolio                                42,688      16,462       26,226        35,685       5,276       30,409
Alger Fund
   LargeCap Growth Portfolio                                 221,268     405,367     (184,099)      174,789     173,234        1,555
   MidCap Growth Portfolio                                   201,810     282,011      (80,201)       62,669     149,183      (86,514)
   Capital Appreciation Portfolio                             76,391     222,756     (146,365)      106,020      64,040       41,980
   SmallCap Growth Portfolio                                   3,115      24,538      (21,423)        6,017      26,633      (20,616)
   Capital Appreciation Portfolio Class S                    713,382     229,397      483,985       480,364     104,238      376,126
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                                  110,989     115,526       (4,537)       78,557      65,634       12,923
   Equity Portfolio                                           23,309      41,688      (18,379)       20,943       2,328       18,615
   S&P 500 Index Portfolio                                    10,374       1,133        9,241             -           -            -
Invesco Variable Insurance Funds
   Technology Fund                                             9,683      11,638       (1,955)       15,062      25,857      (10,795)
   Managed Volatility Fund                                    25,047      16,218        8,829        19,553      23,185       (3,632)
   Diversified Dividend Fund                                 557,463     455,114      102,349       635,286     651,925      (16,639)
   Global Health Care Fund                                    52,986      42,744       10,242        40,397      34,951        5,446
   Global Real Estate Fund                                    60,011      58,997        1,014        63,958      84,297      (20,339)
   International Growth Fund                                  61,575      62,696       (1,121)       51,827      61,402       (9,575)
   Mid Cap Core Equity Fund                                   35,271      45,592      (10,321)       46,106      41,190        4,916
J.P. Morgan Series Trust II
   Core Bond Portfolio                                       375,146     420,339      (45,193)      258,519     312,941      (54,422)
   Small Cap Core Portfolio                                  175,539     176,766       (1,227)      221,672     206,439       15,233
Rydex Variable Trust
   Nova Fund                                                  29,545      24,970        4,575        67,702      85,785      (18,083)
   NASDAQ-100 Fund                                           272,100     316,935      (44,835)      172,582     113,206       59,376
   U.S. Government Money Market Fund                         108,336      75,627       32,709       270,290     315,172      (44,882)
   Inverse S&P 500 Strategy Fund                              82,493     113,563      (31,070)      135,721     145,365       (9,644)
   Inverse NASDAQ-100 Strategy Fund                          216,742     253,217      (36,475)      136,149     344,712     (208,563)
   Inverse Government Long Bond Strategy Fund                 14,698      55,383      (40,685)      196,348     181,995       14,353
   Government Long Bond 1.2x Strategy                      1,030,451   1,021,277        9,174     1,354,917   1,383,257      (28,340)
   NASDAQ-100 2x Strategy Fund                                   195         203           (8)            -           -            -
   S&P 500 2x Strategy Fund                                        -           -            -             -       1,133       (1,133)
   Inverse Dow 2x Strategy Fund                                  425         442          (17)            -           1           (1)
Rydex Variable Insurance Fund
   Biotechnology Fund                                        157,922      25,194      132,728        47,828       7,398       40,430
   S&P 500 Pure Growth Fund                                  136,692      40,518       96,174        40,809       8,182       32,627
   S&P MidCap 400 Pure Growth Fund                            29,277      11,362       17,915        22,863       5,501       17,362
Guggenheim Variable Insurance Fund
   Long Short Equity Fund                                     19,477      18,226        1,251        68,093      60,582        7,511
   Multi-Hedge Strategies Fund                               150,755      69,921       80,834        32,322       2,944       29,378
   Global Managed Futures Strategies Fund                     13,629       4,295        9,334         7,461         372        7,089
   DWA Sector Rotation Fund                                        -           -            -         5,657       8,319       (2,662)
   Small Cap Value Fund                                      124,798      71,688       53,110        89,878       4,354       85,524
ProFunds VP
   Access VP High Yield Fund                                 183,446     170,059       13,387        63,682     108,581      (44,899)
   Asia 30                                                    24,286      25,364       (1,078)       56,517     126,040      (69,523)
   Banks                                                     110,706      95,091       15,615       269,308     294,991      (25,683)
   Basic Materials                                            77,697     113,183      (35,486)       73,670      45,086       28,584
   Bear                                                    2,559,010   2,545,039       13,971     1,712,649   1,707,756        4,893
   Biotechnology                                              45,542      58,454      (12,912)      130,757     119,792       10,965
   Bull                                                    3,736,097   3,651,775       84,322     3,493,070   3,529,091      (36,021)
   Consumer Goods                                             28,525      50,782      (22,257)       71,949      75,086       (3,137)
   Consumer Services                                          21,029      58,107      (37,078)      170,381     149,210       21,171
   Dow 30                                                    263,048     160,351      102,697       129,792     123,436        6,356
   Emerging Markets                                          205,537     266,613      (61,076)      222,807     200,438       22,369
   Europe 30                                                  46,596      49,889       (3,293)       50,477      66,693      (16,216)
   Falling U.S. Dollar                                        21,215      23,197       (1,982)       46,348      45,012        1,336
   Financials                                                215,150     136,130       79,020       372,564     338,556       34,008
   Health Care                                               158,010     159,482       (1,472)      180,278     201,450      (21,172)
   Industrials                                                65,201      88,313      (23,112)      145,874     123,799       22,075
   International                                              51,918      47,811        4,107       122,199     144,747      (22,548)
   Internet                                                   13,932      15,743       (1,811)       37,032      35,934        1,098
   Japan                                                      71,510      78,593       (7,083)      289,290     315,369      (26,079)
   Large-Cap Growth                                          193,425     160,448       32,977        94,750      80,149       14,601
   Large-Cap Value                                           248,471     217,539       30,932       184,172     198,501      (14,329)
   Mid-Cap                                                   309,409     393,680      (84,271)      473,659     527,122      (53,463)
   Mid-Cap Growth                                             74,355      61,521       12,834        92,783      96,908       (4,125)
   Mid-Cap Value                                              99,946     107,214       (7,268)       88,832     110,365      (21,533)
   Money Market                                            9,650,685   9,707,631      (56,946)   14,069,003  14,879,565     (810,562)
   Oil & Gas                                                 122,371     131,855       (9,484)      120,334     137,524      (17,190)
   NASDAQ-100                                              1,347,230   1,284,790       62,440     4,516,480   4,549,764      (33,284)
   Pharmaceuticals                                            86,198      58,783       27,415        32,061      27,801        4,260
   Precious Metals                                           145,483     160,864      (15,381)      217,072     280,759      (63,687)
   Real Estate                                               154,374      85,698       68,676       149,554     153,768       (4,214)
   Rising Rates Opportunity                                  683,238     617,631       65,607     3,728,525   3,838,612     (110,087)
   Semiconductor                                              27,270      23,584        3,686        14,598      15,659       (1,061)
   Short Dow 30                                              106,729      91,848       14,881        58,612      56,427        2,185
   Short Emerging Markets                                     36,948      43,089       (6,141)       51,006      39,998       11,008
   Short International                                         1,150         573          577        24,615      27,534       (2,919)
   Short Mid-Cap                                              50,838      49,316        1,522         3,480       3,828         (348)
   Short NASDAQ-100                                        6,475,417   6,521,270      (45,853)   17,719,561  17,784,056      (64,495)
   Short Small-Cap                                         1,012,681   1,004,415        8,266     1,711,839   1,752,274      (40,435)
   Small-Cap                                                 210,121     284,371      (74,250)      525,106     492,603       32,503
   Small-Cap Growth                                           98,451      98,051          400       105,468      75,593       29,875
   Small-Cap Value                                            14,609      34,662      (20,053)       99,978      87,319       12,659
   Technology                                                 56,208      42,281       13,927        64,739      68,614       (3,875)
   Telecommunications                                         12,990       9,830        3,160        55,193      60,481       (5,288)
   U.S. Government Plus                                      239,330     220,785       18,545       927,033     933,328       (6,295)
   UltraBull                                               1,442,532   1,716,444     (273,912)    1,284,614   1,123,191      161,423
   UltraMid-Cap                                              219,224     230,959      (11,735)      275,510     272,168        3,342
   UltraNASDAQ-100                                           153,283     132,425       20,858        80,790      92,433      (11,643)
   UltraShort Dow 30                                         300,180     395,924      (95,744)      614,876     577,518       37,358
   UltraShort NASDAQ-100                                     849,142     899,360      (50,218)      574,642     590,090      (15,448)
   UltraSmall-Cap                                            540,451     539,826          625       560,956     585,351      (24,395)
   Utilities                                                 121,276      89,681       31,595        95,987     106,036      (10,049)
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                                   202,100     274,027      (71,927)      131,791     172,762      (40,971)
   Emerging Markets Fund                                     214,698     233,142      (18,444)       23,187     184,181     (160,994)
   Unconstrained Emerging Markets Bond Fund                  499,785     504,478       (4,693)      123,963     236,330     (112,367)
Janus Aspen Series
   Global Technology Portfolio                                 5,499       2,811        2,688         5,382       2,363        3,019
   Overseas Portfolio                                         15,152       4,903       10,249         6,212          27        6,185
   Janus Portfolio                                            18,489       2,727       15,762         2,079          83        1,996
   Enterprise Services Portfolio                              73,641       7,652       65,989        13,175       4,923        8,252
   Global Research Portfolio                                  18,724       2,047       16,677        12,900       5,461        7,439
   Perkins Mid Cap Value Portfolio                            35,364      41,127       (5,763)      165,641      37,883      127,758
   Balanced Portfolio                                        326,513      37,367      289,146       135,936      31,652      104,284
   Flexible Bond Portfolio                                   163,743      57,491      106,252        79,639      37,896       41,743
PIMCO Variable Insurance Trust
   Total Return Portfolio                                  4,289,713   2,929,304    1,360,409     3,318,210   2,563,616      754,594
   Low Duration Portfolio                                  1,247,313   1,582,387     (335,074)    1,058,935     844,865      214,070
   High Yield Portfolio                                    1,432,406   1,741,579     (309,173)    1,496,569   1,710,951     (214,382)
   Real Return Portfolio                                   1,023,199     517,340      505,859       914,997     567,981      347,016
   All Asset Portfolio                                       240,055     112,064      127,991       197,598     243,158      (45,560)
   Global Multi-Asset Managed Allocation Portfolio             7,495       5,476        2,019        25,414       3,785       21,629
   Short-Term Portfolio                                    2,743,088   1,095,074    1,648,014     1,838,277     691,533    1,146,744
   Emerging Markets Bond Portfolio                            61,419      35,503       25,916        56,891      47,389        9,502
   Global (Unhedged) Bond Portfolio                           45,362      33,049       12,313        41,913      42,672         (759)
   Commodity Real Return Strategy Portfolio                  529,277     134,208      395,069       332,096      71,751      260,345
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                          181,398     186,490       (5,092)      309,350     294,332       15,018
   Large Cap Value Fund                                       61,392      62,793       (1,401)       14,630      93,798      (79,168)
   Mid Cap Value Fund                                         27,353      86,417      (59,064)       40,142     112,749      (72,607)
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                                  80,515      93,813      (13,298)      264,749     262,551        2,198
   Mid-Cap Growth Portfolio                                   74,179      12,420       61,759         5,856      18,330      (12,474)
   AMT Mid Cap Intrinsic Value Portfolio                      87,920      89,907       (1,987)       78,881      73,340        5,541
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                     76,811     130,777      (53,966)      119,683     118,984          699
   International Value Portfolio                              45,100      72,278      (27,178)       93,955      69,715       24,240
   Socially Responsible Growth Fund                           16,834       7,740        9,094         3,635       3,290          345
Direxion Insurance Trust
   HY Bond Fund                                              104,752     108,093       (3,341)        7,414       8,995       (1,581)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                                58,163      68,363      (10,200)      119,357      59,733       59,624
   Value Opportunities Fund                                   14,024      24,546      (10,522)        9,028      16,291       (7,263)
   American Value Fund                                        19,975      27,293       (7,318)       48,949      31,788       17,161
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                            46,373      42,788        3,585        32,889      23,106        9,783
   Emerging Markets Equity Portfolio                          47,292      65,723      (18,431)       74,370      57,948       16,422
   Mid Cap Growth Portfolio                                    7,774      11,719       (3,945)        2,754       8,676       (5,922)
   U.S. Real Estate Portfolio                                 33,366      29,341        4,025        25,409      35,950      (10,541)
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                             176,537     462,530     (285,993)      205,263     818,011     (612,748)
   Power Income Fund                                         129,363      51,120       78,243       148,496      19,778      128,718
AllianceBernstein Variable Products Series
   Real Estate Investment Portfolio                           21,615      12,796        8,819        42,239      10,665       31,574
   Dynamic Asset Allocation Portfolio                         12,322         633       11,689        29,842       3,499       26,343
   Small Cap Growth Portfolio                                    658       1,326         (668)        1,850           -        1,850
   Small Mid Cap Value Portfolio                              86,431      59,864       26,567        58,640       7,417       51,223
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                          136,711      49,699       87,012        31,638       6,373       25,265
   Capital Appreciation Fund                                  32,748      12,578       20,170         8,409         450        7,959
   Equity Dividend Fund                                      164,669      55,271      109,398       140,934      20,538      120,396
   Global Allocation Fund                                    529,531     184,482      345,049       284,690      39,632      245,058
   Large Cap Core Fund                                        44,057       5,659       38,398        22,807      13,580        9,227
   Large Cap Growth Fund                                      94,380      12,300       82,080         9,825       2,001        7,824
   iShares Alternatives Strategies Fund                       85,497      52,801       32,696             -           -            -
   iShares Dynamic Allocation Fund                             1,292         259        1,033             -           -            -
   iShares Dynamic Fixed Income Fund                           6,931         179        6,752             -           -            -
   iShares Equity Appreciation Fund                            1,290           -        1,290             -           -            -
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                                23,895       5,768       18,127         2,176           -        2,176
   Dividend Opportunity Portfolio                            127,241      28,513       98,728         8,157         131        8,026
   Emerging Markets Bond Portfolio                           321,910      74,569      247,341        71,194      10,892       60,302
   High Yield Portfolio                                      101,596      28,500       73,096         5,732         215        5,517
Deutsche Variable Insurance Portfolios
   Equity 500 Index Portfolio                                155,339      24,222      131,117        28,823         827       27,996
   Small Cap Index Portfolio                                  35,088      14,089       20,999        33,151       6,055       27,096
   Alternative Asset Allocation Portfolio                     84,183      21,072       63,111        33,158       5,223       27,935
   Global Small Cap Portfolio                                 64,289      37,851       26,438        12,675       1,043       11,632
   Small Mid Cap Value Portfolio                              27,201      20,456        6,745        22,028       3,100       18,928
   Large Cap Value Portfolio                                  19,893       4,900       14,993         6,933       2,154        4,779
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                            826,198     374,751      451,447       655,334     156,042      499,292
   Large-Cap Value Portfolio                                  30,212       7,146       23,066         9,709         284        9,425
First Investors Life Series
   Total Return Portfolio                                     30,045      12,931       17,114             -           -            -
   International Portfolio                                    11,045       1,511        9,534           881           -          881
   Opportunity Fund                                          206,892      35,896      170,996             -           -            -
Franklin Templeton Variable Insurance Products Trust
   Mutual International Securities Fund                            -           -            -           670         670            -
   Mutual Shares Fund                                        140,506     103,968       36,538       330,682      94,129      236,553
   Income Fund                                               751,871     279,239      472,632       546,909     129,508      417,401
   Global Bond Fund                                        1,030,030     345,773      684,257       691,755     167,651      524,104
   Foreign Fund                                            1,064,482     294,020      770,462       625,163     120,401      504,762
   Developing Markets Fund                                   320,470     122,689      197,781       308,373      54,744      253,629
   Mutual Global Discovery Fund                              178,072      54,144      123,928       105,113       6,324       98,789
   Rising Dividends Fund                                     352,287     123,278      229,009       292,409      44,903      247,506
Ivy Funds Variable Insurance Portfolios
   Asset Strategy Portfolio                                  387,460     210,241      177,219       286,029      32,892      253,137
   Balanced Portfolio                                        247,389      49,781      197,608       162,607       8,807      153,800
   Dividend Opportunities Portfolio                           33,811      11,473       22,338        17,984         511       17,473
   Energy Portfolio                                           70,661      43,725       26,936        41,738       4,204       37,534
   Global Bond Portfolio                                      36,272      11,464       24,808        13,118       2,542       10,576
   Global Natural Resources Portfolio                         14,188       7,258        6,930        11,414       6,358        5,056
   Growth Portfolio                                           35,470       3,789       31,681        19,227       5,676       13,551
   High Income Portfolio                                   1,073,110     498,298      574,812       164,268      24,153      140,115
   International Core Equity Portfolio                       133,369      32,926      100,443        76,181      11,574       64,607
   International Growth Portfolio                             22,235       3,491       18,744         6,264          81        6,183
   Mid Cap Growth Portfolio                                   68,138      30,087       38,051        51,797       4,923       46,874
   Science and Technology Portfolio                          148,920      52,715       96,205       100,561      20,841       79,720
   Small Cap Growth Portfolio                                 51,495      27,957       23,538        44,371       4,405       39,966
   Small Cap Value Portfolio                                 237,099      62,751      174,348       113,970      20,776       93,194
Lazard Retirement Series, Inc.
   International Equity Portfolio                             26,472         195       26,277         1,361           -        1,361
   Global Dynamic Multi Asset Portfolio                       69,549      25,417       44,132         5,117       2,665        2,452
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield Bond Portfolio    25,711      43,050      (17,339)       54,730      22,122       32,608
   ClearBridge Variable Mid Cap Core Portfolio                48,687       7,350       41,337        10,540       1,048        9,492
   ClearBridge Variable Equity Income Builder Portfolio       33,774       7,643       26,131         9,891         928        8,963
   ClearBridge Variable Small Cap Growth Portfolio            25,822       8,528       17,294        23,528       3,445       20,083
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                          106,497      84,054       22,443         3,050       1,073        1,977
Pioneer Variable Contracts Trust
   Fund Portfolio                                              6,948       1,340        5,608        11,719       3,137        8,582
   Bond Portfolio                                            539,481     224,874      314,607       504,569     205,853      298,716
   Strategic Income Portfolio                                559,927     285,787      274,140       184,883      76,369      108,514
   Equity Income Portfolio                                    69,540      25,387       44,153        33,781       3,729       30,052
   High Yield Portfolio                                      419,772     620,966     (201,194)      326,718      84,129      242,589
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                             10,825       4,804        6,021        17,004         318       16,686
   Natural Resources Portfolio                                47,797      12,478       35,319        12,689       3,000        9,689
   SP Prudential US Emerging Growth Portfolio                 22,568      10,999       11,569        22,822       3,886       18,936
Royce Capital Fund
   Micro-Cap Portfolio                                        30,259       7,694       22,565        10,876         468       10,408
   Small Cap Portfolio                                       315,047      75,947      239,100       125,012      18,326      106,686
Alps
   Alerian Energy Infrastructure Portfolio                    50,075       8,203       41,872             -           -            -
American Funds IS
   Asset Allocation Fund                                      75,104      11,473       63,631             -           -            -
   Blue Chip Income and Growth Fund                          236,315      34,552      201,763             -           -            -
   Cash Management Fund                                    1,995,554   1,267,396      728,158             -           -            -
   Capital Income Builder Fund                                71,594       8,602       62,992             -           -            -
   Global Growth Fund                                         26,997       1,210       25,787             -           -            -
   Global Growth and Income Fund                              35,868      20,556       15,312             -           -            -
   Global Small Capitalization Fund                            9,829         460        9,369             -           -            -
   Growth Fund                                                96,104      12,125       83,979             -           -            -
   Growth-Income Fund                                        119,743      15,810      103,933             -           -            -
   International Fund                                         35,302       4,678       30,624             -           -            -
   International Growth and Income Fund                       12,380       2,365       10,015             -           -            -
   New World Fund                                            294,621      53,198      241,423             -           -            -
   U.S. Government/AAA-Rated Securities Fund                  96,485      55,227       41,258             -           -            -
Oppenheimer VA Service  Class
   Core Bond Fund                                             36,886       7,965       28,921             -           -            -
   Discovery Mid Cap Growth Fund                               2,753         343        2,410             -           -            -
   Diversified Alternatives Funds                             10,857         130       10,727             -           -            -
   Global Fund                                                 7,614       1,999        5,615             -           -            -
   International Growth Fund                                  23,792           5       23,787             -           -            -
   Main Street Fund                                            1,359           2        1,357             -           -            -
   Main Street Small Cap Fund                                 57,294       2,037       55,257             -           -            -
Transparent Value VI
   Directional Allocation Portfolio                           13,343         686       12,657             -           -            -
                                                          ------------------------------------  -------------------------------------
                                                          81,627,338  67,023,776   14,603,562    94,965,020  87,370,785    7,594,235
                                                          ----------- ----------- ------------  ------------ ----------- ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                              Year Ended December 31
                                       ----------------------------------------  ---------------------------------------------------
                                                    Unit Fair Value               Investment     Expense Ratio      Total Return
                                                     Lowest to                      Income        Lowest to          Lowest to
                                          Units       Highest      Net Assets       Ratio*        Highest**          Highest***
                                       ------------ ------------- -------------  -------------   -------------   -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Money Market Portfolio
        2014                             2,912,098  $8.61 to 13.84 $30,551,430        0.01%    0.95% to 1.55%   -2.99% to -0.94%
        2013                             1,011,266  8.85 to 14.04  $11,068,813        0.04%    0.95% to 1.55%   -2.98% to -0.92%
        2012                             1,191,130  9.03 to 14.23  $13,116,345        0.15%    0.95% to 1.55%   -2.89% to -0.82%
        2011                             1,680,867  9.33 to 14.41  $18,551,744        0.12%    0.95% to 1.55%   -2.89% to -0.83%
        2010                             1,918,722  9.58 to 14.60  $21,577,234        0.27%    0.95% to 1.55%   -2.83% to -0.77%

    High Income Portfolio
        2014                               263,730  11.12 to 22.73  $4,679,756        1.62%    0.95% to 1.55%   -1.83% to -0.05%
                                                                                                                -3.52% to -3.52%  ****
        2013                             1,418,842  11.17 to 22.79 $29,817,060        5.41%    0.95% to 1.55%    2.83% to 4.70%
        2012                             1,685,009  10.71 to 21.82 $33,650,781        5.51%    0.95% to 1.55%   10.86% to 12.89%
        2011                             1,880,325  12.23 to 19.48 $33,676,891        6.20%    0.95% to 1.55%    0.86% to 2.74%
        2010                             1,660,641  12.13 to 18.89 $29,229,531        8.03%    0.95% to 1.55%   10.54% to 12.60%

    Equity-Income Portfolio
        2014                               480,688  12.94 to 43.29 $11,495,235        2.57%    0.95% to 1.55%    5.06% to 7.45%
        2013                               576,549  12.31 to 40.39 $12,842,893        2.32%    0.95% to 1.55%   23.74% to 26.62%
        2012                               678,410  9.95 to 31.96  $11,860,422        2.77%    0.95% to 1.55%   13.29% to 15.94%
        2011                               877,664  8.77 to 28.07  $13,262,783        2.20%    0.95% to 1.55%   -2.56% to -0.29%
        2010                               910,870  9.00 to 27.76  $14,115,630        1.67%    0.95% to 1.55%   11.25% to 13.83%

    Growth Portfolio
        2014                               211,892  15.37 to 40.87  $7,232,346        0.15%    0.95% to 1.55%    8.76% to 9.96%
        2013                               249,535  14.13 to 37.24  $7,700,899        0.25%    0.95% to 1.55%   32.71% to 34.72%
        2012                               274,927  10.61 to 27.70  $6,405,705        0.57%    0.95% to 1.55%   11.62% to 13.32%
        2011                               299,451  9.14 to 24.80   $6,376,464        0.32%    0.95% to 1.55%   -2.40% to -0.98%
        2010                               367,666  9.37 to 24.80   $8,060,444        0.23%    0.95% to 1.55%   20.93% to 22.69%

    Overseas Portfolio
        2014                               525,658  10.95 to 23.08  $9,123,654        1.09%    0.95% to 1.55%  -11.19% to -9.16%
                                                                                                                -7.13% to -7.13%  ****
        2013                               566,456  12.31 to 25.46 $11,147,570        1.04%    0.95% to 1.55%   26.01% to 28.94%
        2012                               722,426  9.75 to 19.80  $11,041,091        1.73%    0.95% to 1.55%   16.51% to 19.23%
        2011                               670,859  8.35 to 17.16   $8,786,232        1.20%    0.95% to 1.55%  -19.98% to -18.12%
        2010                               744,058  10.42 to 20.36 $12,016,775        1.15%    0.95% to 1.55%   9.23% to 11.76%

    Mid Cap Portfolio
        2014                               540,139  14.13 to 33.82 $10,815,973        0.08%    0.95% to 1.55%    2.54% to 5.03%
                                                                                                                 1.55% to 1.55%   ****
        2013                               381,205  13.50 to 32.23  $8,974,851        0.37%    0.95% to 1.55%   31.40% to 34.59%
        2012                               288,435  10.07 to 24.19  $6,194,665        0.48%    0.95% to 1.55%   10.77% to 13.47%
        2011                               331,678  11.45 to 21.53  $6,434,527        0.12%    0.95% to 1.55%  -13.79% to -11.69%
        2010                               454,359  13.20 to 24.63 $10,085,091        0.25%    0.95% to 1.55%   24.34% to 27.36%

    Asset Manager Portfolio
        2014                                66,136  14.87 to 28.82  $1,484,579        1.37%    0.95% to 1.55%    3.14% to 4.54%
        2013                                73,376  14.41 to 27.62  $1,603,761        1.52%    0.95% to 1.55%   12.72% to 14.25%
        2012                                70,187  12.79 to 24.21  $1,422,094        1.43%    0.95% to 1.55%   9.67% to 11.17%
        2011                                79,914  11.66 to 22.03  $1,490,922        1.88%    0.95% to 1.55%   -5.02% to -3.73%
        2010                                83,164  12.17 to 22.72  $1,701,867        1.40%    0.95% to 1.55%   11.26% to 12.89%

    Investment Grade Bond Portfolio
        2014                               404,485  11.61 to 23.73  $6,989,441        2.05%    0.95% to 1.55%    2.60% to 4.62%
        2013                               406,519  11.31 to 22.74  $6,953,868        2.17%    0.95% to 1.55%   -4.87% to -2.99%
        2012                               447,023  11.89 to 23.48  $7,919,151        2.18%    0.95% to 1.55%    2.57% to 4.60%
        2011                               464,138  11.59 to 22.47  $8,039,276        3.89%    0.95% to 1.55%    4.19% to 6.03%
        2010                               565,443  11.27 to 21.25  $9,194,859        3.53%    0.95% to 1.55%    4.68% to 6.53%

    Index 500 Portfolio
        2014                               944,828  14.78 to 48.40 $22,728,913        1.43%    0.95% to 1.55%   9.56% to 12.22%
        2013                             1,114,479  13.49 to 43.22 $23,722,320        1.70%    0.95% to 1.55%   27.57% to 30.66%
        2012                             1,283,796  10.58 to 33.15 $20,822,020        1.95%    0.95% to 1.55%   11.80% to 14.53%
        2011                             1,447,387  9.45 to 29.45  $20,589,498        1.69%    0.95% to 1.55%   -1.56% to 0.82%
        2010                             1,747,188  9.40 to 28.83  $24,749,932        1.67%    0.95% to 1.55%   10.68% to 13.65%

    Contrafund Portfolio
        2014                               902,945  14.78 to 56.90 $23,914,931        0.82%    0.95% to 1.55%   8.95% to 10.60%
                                                                                                                 4.14% to 4.14%   ****
        2013                               788,581  13.41 to 51.55 $22,000,796        0.96%    0.95% to 1.55%   27.47% to 29.72%
        2012                               689,398  10.38 to 39.82 $17,309,661        1.24%    0.95% to 1.55%   13.03% to 15.04%
        2011                               753,305  10.51 to 35.20 $17,234,641        0.90%    0.95% to 1.55%   -5.37% to -3.70%
        2010                               838,254  11.11 to 36.10 $20,075,700        1.05%    0.95% to 1.55%   13.81% to 15.82%

    Asset Manager: Growth Portfolio
        2014                                33,415  14.67 to 29.41    $845,115        1.01%    0.95% to 1.55%    3.15% to 4.56%
        2013                                34,682  14.22 to 28.17    $873,314        0.91%    0.95% to 1.55%   19.31% to 20.93%
        2012                                41,431  11.92 to 23.34    $886,800        1.32%    0.95% to 1.55%   12.48% to 14.02%
        2011                                49,691  10.59 to 20.76    $940,831        1.55%    0.95% to 1.55%   -8.58% to -7.34%
        2010                                56,838  11.59 to 22.16  $1,174,249        0.97%    0.95% to 1.55%   13.39% to 14.93%

    Balanced Portfolio
        2014                               191,239  16.37 to 24.11  $3,912,525        1.30%    0.95% to 1.55%    7.52% to 8.98%
        2013                               216,749  15.18 to 22.18  $4,094,705        1.48%    0.95% to 1.55%   16.57% to 18.16%
        2012                               202,075  12.98 to 18.80  $3,239,466        1.51%    0.95% to 1.55%   12.08% to 13.73%
        2011                               240,961  11.12 to 16.81  $3,439,144        1.47%    0.95% to 1.55%   -6.10% to -4.73%
        2010                               275,238  11.29 to 17.43  $4,173,267        1.58%    0.95% to 1.55%   13.60% to 16.64%

    Growth & Income Portfolio
        2014                               109,256  14.42 to 27.33  $2,670,633        1.69%    0.95% to 1.55%    6.60% to 9.19%
        2013                               114,626  13.53 to 25.09  $2,585,024        1.85%    0.95% to 1.55%   28.86% to 31.99%
        2012                               115,058  10.50 to 19.05  $1,988,408        1.69%    0.95% to 1.55%   14.33% to 17.12%
        2011                               232,973  9.18 to 16.60   $3,074,009        1.34%    0.95% to 1.55%   -1.97% to 0.40%
        2010                               156,149  9.37 to 16.27   $2,325,706        0.59%    0.95% to 1.55%   12.23% to 13.47%

    Growth Opportunities Portfolio
        2014                               120,214  16.92 to 22.54  $2,493,565        0.14%    0.95% to 1.55%   9.24% to 10.89%
        2013                               136,127  14.71 to 20.53  $2,540,928        0.21%    0.95% to 1.55%   33.61% to 36.24%
        2012                               162,147  11.01 to 15.22  $2,241,613        0.35%    0.95% to 1.55%   15.90% to 18.19%
        2011                               162,570  9.50 to 13.01   $1,912,227        0.09%    0.95% to 1.55%   -0.74% to 1.01%
        2010                               304,516  9.69 to 13.01   $3,475,300        0.12%    0.95% to 1.55%   20.19% to 22.31%

    Value Strategies Portfolio
        2014                               128,781  14.84 to 19.80  $2,136,806        0.73%    0.95% to 1.55%    3.94% to 5.51%
                                                                                                                 0.24% to 0.24%   ****
        2013                               152,155  14.12 to 18.77  $2,558,044        0.87%    0.95% to 1.55%   27.04% to 28.95%
        2012                                77,802  10.99 to 14.55  $1,063,222        0.42%    0.95% to 1.55%   23.97% to 25.86%
        2011                                71,189  9.79 to 11.56     $790,907        0.36%    0.95% to 1.55%  -11.24% to -9.90%
        2010                               227,805  10.99 to 12.83  $2,786,365        0.34%    0.95% to 1.55%   23.28% to 25.14%

    Strategic Income Portfolio
        2014                               315,943  10.61 to 10.62  $3,352,705        3.79%    1.00% to 1.50%    1.99% to 1.99%
                                                                                                                -2.13% to -2.13%  ****
        2013                               169,277  10.40 to 10.40  $1,761,263        6.24%    1.00% to 1.50%   -1.31% to -1.31%
        2012                                36,771  10.54 to 10.54    $387,650        6.32%    1.00% to 1.50%         n/a

    Emerging Markets Portfolio
        2014                                56,169  10.19 to 10.20    $572,334        0.18%    1.00% to 1.50%   -0.23% to -0.23%
                                                                                                                -7.08% to -7.08%  ****
        2013                                26,070  10.21 to 10.21    $266,234        1.16%    1.00% to 1.50%    2.31% to 2.31%
        2012                                   605  9.98 to 9.98        $6,039        1.62%    1.00% to 1.50%         n/a

    Real Estate Portfolio
        2014                               695,830  14.11 to 14.12  $9,820,565        2.07%    1.00% to 1.50%   28.06% to 28.06%
                                                                                                                 7.82% to 7.82%   ****
        2013                               313,128  11.02 to 11.02  $3,450,879        2.74%    1.00% to 1.50%    0.25% to 0.25%
        2012                                35,950  10.99 to 10.99    $395,205        1.95%    1.00% to 1.50%         n/a

    Funds Manager 50% Portfolio
        2014                                78,871  11.76 to 11.77    $927,407        1.50%    1.00% to 1.50%    3.54% to 3.54%
                                                                                                                 0.59% to 0.59%   ****
        2013                                25,977  11.36 to 11.36    $294,996        1.47%    1.00% to 1.50%   13.12% to 13.12%
        2012                                 2,553  10.04 to 10.04     $25,624        2.18%    1.00% to 1.50%         n/a

    Funds Manager 70% Portfolio
        2014                                11,874  12.53 to 12.54    $148,773        1.70%    1.00% to 1.50%    3.69% to 3.69%
                                                                                                                 0.32% to 0.32%   ****
        2013                                 2,207  12.08 to 12.08     $26,668        1.77%    1.00% to 1.50%   19.91% to 19.91%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Funds Manager 85% Portfolio
        2014                                15,956  13.13 to 13.14    $209,559        1.79%    1.00% to 1.50%    3.67% to 3.67%
                                                                                                                 0.31% to 0.31%   ****
        2013                                 8,867  12.67 to 12.67    $112,333        0.63%    1.00% to 1.50%   25.83% to 25.83%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Money Market Portfolio Service Class 2
        2014                               535,820  9.63 to 9.63    $5,157,829        0.01%    1.00% to 1.50%   -1.33% to -1.33%
                                                                                                                -0.48% to -0.48%  ****
        2013                               906,415  9.76 to 9.76    $8,842,912        0.01%    1.00% to 1.50%   -1.33% to -1.33%
        2012                               114,301  9.89 to 9.89    $1,130,154        0.01%    1.00% to 1.50%         n/a

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2014                               166,079  14.97 to 23.97  $3,221,109        1.34%    0.95% to 1.55%    6.87% to 8.82%
        2013                               155,855  14.23 to 22.13  $2,783,786        1.54%    0.95% to 1.55%   14.24% to 16.32%
        2012                               149,169  12.36 to 19.11  $2,304,320        2.11%    0.95% to 1.55%   9.25% to 10.74%
        2011                               152,712  11.25 to 17.47  $2,149,355        1.91%    0.95% to 1.55%    1.87% to 4.34%
        2010                               160,261  10.93 to 16.70  $2,186,351        1.87%    0.95% to 1.55%   7.96% to 10.58%

    Capital Appreciation Fund
        2014                                81,775  24.71 to 35.72  $2,528,765        0.00%    0.95% to 1.55%    5.79% to 7.12%
        2013                               101,212  20.33 to 33.50  $2,908,704        0.00%    0.95% to 1.55%   27.18% to 29.68%
        2012                               111,317  15.99 to 25.95  $2,483,522        0.00%    0.95% to 1.55%   12.67% to 14.90%
        2011                               132,575  14.19 to 22.91  $2,618,337        0.00%    0.95% to 1.55%   -8.99% to -7.39%
        2010                               241,969  15.79 to 24.61  $5,009,357        0.00%    0.95% to 1.55%   27.80% to 30.05%

    International Fund
        2014                               292,357  9.56 to 19.68   $5,115,572        1.66%    0.85% to 1.55%   -9.04% to -6.55%
        2013                               362,811  10.51 to 21.21  $6,781,497        1.61%    0.85% to 1.55%   18.05% to 21.10%
        2012                               506,755  8.82 to 17.64   $7,834,931        0.72%    0.85% to 1.55%   16.47% to 19.86%
        2011                               512,809  7.58 to 14.82   $6,681,840        1.33%    0.85% to 1.55%  -15.04% to -13.02%
        2010                               632,588  9.17 to 17.16   $9,593,411        2.25%    0.85% to 1.55%   9.53% to 12.07%

    Value Fund
        2014                             1,226,310  14.47 to 34.92 $21,477,646        1.40%    0.95% to 1.55%   9.34% to 11.83%
                                                                                                                 3.29% to 3.29%   ****
        2013                               701,555  13.01 to 31.32 $13,095,527        1.50%    0.95% to 1.55%   27.28% to 30.24%
        2012                               605,544  10.03 to 24.12  $9,777,528        1.83%    0.95% to 1.55%   10.90% to 13.49%
        2011                               725,210  9.37 to 21.68  $10,374,251        1.89%    0.95% to 1.55%   -2.36% to -0.09%
        2010                               848,273  9.59 to 21.43  $12,210,338        1.97%    0.95% to 1.55%   9.04% to 11.97%

    Income & Growth Fund
        2014                               180,685  12.65 to 22.46  $3,171,821        1.51%    0.85% to 1.55%   8.31% to 11.27%
        2013                               195,321  11.73 to 20.33  $3,216,226        1.85%    0.85% to 1.55%   30.89% to 34.20%
        2012                               107,633  8.89 to 15.25   $1,358,597        2.04%    0.85% to 1.55%   10.17% to 13.37%
        2011                               135,543  8.07 to 13.55   $1,523,306        1.36%    0.85% to 1.55%   -0.52% to 1.89%
        2010                               106,839  8.73 to 13.39   $1,207,242        1.43%    0.85% to 1.55%   10.28% to 12.78%

    Inflation Protection Fund
        2014                               671,024  9.24 to 13.31   $8,285,007        1.37%    0.95% to 1.55%    0.20% to 2.32%
                                                                                                                -2.52% to -2.52%  ****
        2013                               670,335  9.06 to 13.01   $8,238,451        1.75%    0.95% to 1.55%  -11.23% to -9.34%
        2012                               727,601  10.04 to 14.35 $10,034,845        2.34%    0.95% to 1.55%    4.14% to 6.37%
        2011                               866,640  11.77 to 13.49 $11,267,059        5.24%    0.95% to 1.55%   8.40% to 10.69%
        2010                               795,378  10.86 to 12.19  $9,396,861        1.72%    0.95% to 1.55%    1.94% to 4.11%

    Large Company Value Fund
        2014                               108,647  11.89 to 16.36  $1,581,226        1.28%    0.85% to 1.55%   8.89% to 11.71%
        2013                               109,054  10.71 to 14.65  $1,443,283        2.23%    0.85% to 1.55%   26.28% to 29.80%
        2012                                77,262  8.48 to 11.28     $791,069        0.99%    0.85% to 1.55%   12.12% to 15.27%
        2011                               162,763  7.56 to 9.79    $1,514,112        0.71%    0.85% to 1.55%   -2.42% to -0.10%
        2010                                47,914  7.93 to 9.80      $440,167        1.42%    0.85% to 1.55%    7.20% to 9.75%

    Mid Cap Value Fund
        2014                               494,886  15.12 to 23.66  $8,232,560        0.98%    0.85% to 1.55%   12.41% to 15.14%
                                                                                                                 5.78% to 5.78%   ****
        2013                               193,232  13.19 to 20.54  $2,979,762        0.90%    0.85% to 1.55%   25.62% to 28.67%
        2012                                67,148  10.29 to 15.97    $965,155        1.78%    0.85% to 1.55%   12.38% to 15.12%
        2011                                61,001  11.58 to 13.87    $787,233        1.22%    0.85% to 1.55%   -4.10% to -1.78%
        2010                                41,196  11.92 to 14.12    $546,124        2.19%    0.85% to 1.55%   15.06% to 17.85%

    Ultra Fund
        2014                               176,455  13.00 to 16.95  $2,511,586        0.09%    0.85% to 1.55%    5.84% to 8.79%
                                                                                                                 4.44% to 4.44%   ****
        2013                               111,896  12.55 to 15.58  $1,611,682        0.16%    0.85% to 1.55%   31.95% to 35.63%
        2012                                25,946  9.48 to 11.49     $276,642        0.00%    0.85% to 1.55%   9.63% to 12.70%
        2011                                39,424  8.62 to 10.19     $368,838        0.00%    0.85% to 1.55%   -2.79% to -0.09%
        2010                               149,668  9.02 to 10.20   $1,402,342        0.02%    0.85% to 1.55%   11.62% to 14.73%

   MFS Variable Insurance Trust
    Research Series
        2014                                28,163  17.58 to 21.53    $592,046        0.74%    0.95% to 1.40%    8.08% to 8.90%
        2013                                32,843  17.34 to 19.77    $635,309        0.31%    0.95% to 1.40%   29.32% to 30.75%
        2012                                36,846  13.41 to 15.12    $547,633        0.77%    0.95% to 1.40%   14.52% to 15.79%
        2011                                46,831  11.71 to 13.09    $602,812        0.85%    0.95% to 1.40%   -2.70% to -1.63%
        2010                                52,604  12.03 to 13.27    $690,199        0.90%    0.95% to 1.40%   13.30% to 14.55%

    Growth Series
        2014                                59,572  19.13 to 26.89  $1,345,663        0.06%    0.95% to 1.40%    6.48% to 7.66%
        2013                               111,848  17.33 to 25.23  $2,293,636        0.15%    0.95% to 1.40%   32.86% to 35.20%
        2012                                77,258  13.05 to 18.85  $1,204,840        0.00%    0.95% to 1.40%   13.94% to 15.96%
        2011                                95,481  11.45 to 16.42  $1,287,890        0.16%    0.95% to 1.40%   -3.20% to -1.50%
        2010                               116,803  11.83 to 16.83  $1,606,866        0.10%    0.95% to 1.40%   11.96% to 13.94%

    Investors Trust Series
        2014                               100,640  17.15 to 21.83  $1,924,122        0.26%    0.95% to 1.40%    8.46% to 9.66%
        2013                                20,626  16.29 to 18.57    $362,046        1.07%    0.95% to 1.40%   29.52% to 30.49%
        2012                                20,246  13.11 to 14.23    $272,787        0.81%    0.95% to 1.40%   16.82% to 17.70%
        2011                                25,047  11.22 to 12.09    $286,314        0.93%    0.95% to 1.40%   -4.06% to -3.34%
        2010                                35,000  11.34 to 12.51    $417,969        1.10%    0.95% to 1.40%    8.63% to 9.83%

    New Discovery Series
        2014                               122,995  13.01 to 38.09  $3,002,645        0.00%    0.95% to 1.40%   -9.60% to -8.37%
                                                                                                                 0.97% to 0.97%   ****
        2013                               103,838  18.80 to 41.65  $3,326,152        0.00%    0.95% to 1.40%   37.80% to 39.88%
        2012                               124,655  13.47 to 29.85  $2,775,785        0.00%    0.95% to 1.40%   17.96% to 19.75%
        2011                               125,840  11.41 to 25.29  $2,477,406        0.00%    0.95% to 1.40%  -12.66% to -11.34%
        2010                               244,840  13.06 to 28.23  $4,715,606        0.00%    0.95% to 1.40%   32.65% to 34.66%

    Bond Portfolio
        2014                                88,466  10.34 to 10.34    $914,440        2.80%    1.00% to 1.50%    4.18% to 4.18%
                                                                                                                 0.52% to 0.52%   ****
        2013                                24,507  9.92 to 9.92      $243,125       15.93%    1.00% to 1.50%   -1.84% to -1.84%
        2012                                   971  10.11 to 10.11      $9,815        0.00%    1.00% to 1.50%         n/a

    Emerging Markets Equity Portfolio
        2014                                23,690  8.99 to 8.99      $212,897        0.67%    1.00% to 1.50%   -8.23% to -8.23%
                                                                                                               -12.98% to -12.98% ****
        2013                                27,667  9.79 to 9.79      $270,944        0.66%    1.00% to 1.50%   -6.67% to -6.67%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Technology Portfolio
        2014                                10,187  14.12 to 14.13    $143,829        0.77%    1.00% to 1.50%    8.92% to 8.92%
                                                                                                                 3.85% to 3.85%   ****
        2013                                 2,323  12.96 to 12.96     $30,113        0.00%    1.00% to 1.50%   32.92% to 32.92%
        2012                                   156  9.75 to 9.75        $1,519        0.00%    1.00% to 1.50%         n/a

    Global Tactical Allocation Portfolio
        2014                                55,610  11.48 to 11.49    $638,493        2.49%    1.00% to 1.50%    2.85% to 2.85%
                                                                                                                -1.02% to -1.02%  ****
        2013                                43,014  11.16 to 11.16    $480,178        3.21%    1.00% to 1.50%    7.09% to 7.09%
        2012                                13,751  10.42 to 10.42    $143,346        0.00%    1.00% to 1.50%         n/a

    International Value Portfolio
        2014                               143,195  13.51 to 13.52  $1,934,426        2.14%    1.00% to 1.50%   -0.22% to -0.22%
                                                                                                                -3.73% to -3.73%  ****
        2013                               101,632  13.54 to 13.54  $1,375,984        1.16%    1.00% to 1.50%   25.92% to 25.92%
        2012                                 8,008  10.75 to 10.75     $86,105        1.97%    1.00% to 1.50%         n/a

    Utilities Portfolio
        2013                               143,147  12.76 to 12.76  $1,825,941        3.16%    1.00% to 1.50%   18.68% to 18.68%
        2012                                 8,267  10.75 to 10.75     $88,847        2.89%    1.00% to 1.50%         n/a

    Utilities Series Portfolio
        2014                               293,415  14.18 to 14.19  $4,161,781        3.35%    1.00% to 1.50%    1.16% to 1.24%

    New Discovery Portfolio Service Class
        2013                                36,707  14.25 to 14.25    $523,148        0.00%    1.00% to 1.50%   39.18% to 39.18%
        2012                                   621  10.24 to 10.24      $6,355        0.00%    1.00% to 1.50%         n/a

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2014                               122,071  14.01 to 23.91  $2,522,274        0.69%    0.95% to 1.40%    5.52% to 6.63%
        2013                               130,027  13.28 to 22.52  $2,542,561        0.57%    0.95% to 1.40%   33.14% to 34.61%
        2012                               141,536  9.97 to 16.81   $2,061,210        0.91%    0.95% to 1.40%   9.69% to 11.02%
        2011                               176,809  9.08 to 15.54   $2,323,787        0.60%    0.95% to 1.40%   -8.07% to -6.97%
        2010                               269,025  9.86 to 16.42   $3,717,230        0.48%    0.95% to 1.40%   14.63% to 16.30%

    Mid-Cap Stock Portfolio
        2014                               186,994  13.40 to 35.95  $4,708,337        0.41%    0.95% to 1.40%   8.18% to 10.47%
        2013                               221,819  12.39 to 32.70  $5,145,566        0.39%    0.95% to 1.40%   26.22% to 29.09%
        2012                               275,535  9.80 to 25.44   $5,048,204        0.61%    0.95% to 1.40%   10.92% to 13.46%
        2011                               356,732  8.82 to 22.91   $5,819,068        0.19%    0.95% to 1.40%   -7.03% to -4.92%
        2010                               443,610  9.48 to 23.81   $7,642,550        0.33%    0.95% to 1.40%   21.48% to 24.25%

    International Opportunities Portfolio
        2014                               474,862  12.56 to 25.24 $10,354,674        1.25%    0.95% to 1.40%   -8.86% to -6.65%
        2013                               568,922  13.74 to 27.31 $13,293,844        1.78%    0.95% to 1.40%   27.36% to 30.45%
        2012                               691,586  10.76 to 21.15 $12,383,333        2.04%    0.95% to 1.40%   16.40% to 19.24%
        2011                               729,416  9.21 to 18.41  $10,954,539        0.95%    0.95% to 1.40%  -18.49% to -16.51%
        2010                               809,441  11.27 to 22.21 $14,585,327        0.73%    0.95% to 1.40%   17.35% to 20.08%

    Bond-Debenture Portfolio
        2014                               334,245  11.19 to 11.20  $3,741,516        6.63%    1.00% to 1.50%    2.95% to 2.95%
                                                                                                                -0.83% to -0.83%  ****
        2013                               105,412  10.87 to 10.87  $1,146,156        8.99%    1.00% to 1.50%    6.72% to 6.72%
        2012                                 2,007  10.19 to 10.19     $20,451       10.93%    1.00% to 1.50%         n/a

    Fundamental Equity Portfolio
        2014                                43,075  14.28 to 14.29    $614,985        0.59%    1.00% to 1.50%    5.70% to 5.70%
                                                                                                                 3.14% to 3.14%   ****
        2013                                21,701  13.51 to 13.51    $293,099        0.44%    1.00% to 1.50%   33.94% to 33.94%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Developing Growth Portfolio
        2014                                56,635  15.05 to 15.07    $852,596        0.00%    1.00% to 1.50%    2.32% to 2.32%
                                                                                                                 5.06% to 5.06%   ****
        2013                                30,409  14.71 to 14.71    $447,411        0.00%    1.00% to 1.50%   54.58% to 54.58%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

   Alger Fund
    LargeCap Growth Portfolio
        2014                               526,759  11.73 to 22.43  $8,910,234        0.14%    0.95% to 1.40%    7.49% to 9.94%
        2013                               710,858  10.72 to 20.60 $11,018,234        0.81%    0.95% to 1.40%   30.76% to 33.80%
        2012                               709,303  8.05 to 15.55   $8,247,573        1.20%    0.95% to 1.40%    6.33% to 8.82%
        2011                               838,863  7.58 to 14.84   $8,850,097        1.07%    0.95% to 1.40%   -3.53% to -1.29%
        2010                             1,010,635  7.56 to 15.14  $11,007,716        0.73%    0.95% to 1.40%   9.76% to 12.32%

    MidCap Growth Portfolio
        2014                               387,170  13.25 to 23.56  $6,892,899        0.00%    0.95% to 1.40%    4.61% to 6.99%
        2013                               467,371  12.65 to 22.24  $7,780,452        0.32%    0.95% to 1.40%   31.50% to 34.56%
        2012                               553,885  9.60 to 16.70   $6,877,224        0.00%    0.95% to 1.40%   12.47% to 15.11%
        2011                               631,802  8.52 to 14.65   $6,773,234        0.38%    0.95% to 1.40%  -11.20% to -9.14%
        2010                               628,567  9.57 to 16.29   $7,449,633        0.00%    0.95% to 1.40%   15.57% to 18.25%

    Capital Appreciation Portfolio
        2014                               190,134  15.59 to 33.32  $3,724,336        0.07%    0.95% to 1.40%   11.00% to 12.68%
        2013                               336,499  13.90 to 29.87  $6,278,603        0.41%    0.95% to 1.40%   31.59% to 33.91%
        2012                               294,519  10.43 to 22.53  $3,805,780        1.08%    0.95% to 1.40%   14.90% to 17.18%
        2011                               319,013  9.09 to 19.42   $3,504,103        0.11%    0.95% to 1.40%   -2.95% to -1.24%
        2010                               358,988  9.10 to 19.86   $3,841,059        0.40%    0.95% to 1.40%   10.99% to 12.95%

    SmallCap Growth Portfolio
        2014                                63,954  13.24 to 29.47  $1,014,922        0.00%    0.85% to 1.45%   -1.55% to -0.51%
        2013                                85,377  13.37 to 26.36  $1,359,250        0.00%    0.85% to 1.45%   30.04% to 32.99%
        2012                               105,993  10.10 to 19.82  $1,281,543        0.00%    0.85% to 1.45%   8.94% to 11.43%
        2011                               136,838  9.18 to 17.79   $1,482,858        0.00%    0.85% to 1.45%   -6.23% to -4.10%
        2010                               158,617  9.54 to 18.55   $1,815,718        0.00%    0.85% to 1.45%   21.35% to 24.11%

    Capital Appreciation Portfolio Class S
        2014                               891,177  15.36 to 15.38 $13,692,750        0.00%    1.00% to 1.50%   11.92% to 11.92%
                                                                                                                 4.54% to 4.54%   ****
        2013                               407,192  13.73 to 13.73  $5,589,602        0.18%    1.00% to 1.50%   32.98% to 32.98%
        2012                                31,066  10.32 to 10.32    $320,684        1.00%    1.00% to 1.50%         n/a

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2014                                65,420  14.03 to 24.15  $1,206,847        0.00%    0.95% to 1.40%    5.47% to 7.07%
                                                                                                                 4.60% to 4.60%   ****
        2013                                69,957  13.15 to 22.79  $1,249,055        0.00%    0.95% to 1.40%   26.76% to 28.68%
        2012                                57,034  10.26 to 17.89    $856,895        0.00%    0.95% to 1.40%   13.91% to 15.64%
        2011                                54,924  11.44 to 15.62    $723,996        0.00%    0.95% to 1.40%   -0.09% to 1.36%
        2010                               271,974  11.42 to 15.57  $3,463,160        0.00%    0.95% to 1.40%   28.36% to 30.23%

    Equity Portfolio
        2014                                     -       -                  $0        0.21%    0.95% to 1.40%         n/a
        2013                                72,698  13.30 to 19.40  $1,219,869        0.09%    0.95% to 1.40%   28.39% to 29.81%
        2012                                54,083  10.28 to 14.95    $758,074        0.10%    0.95% to 1.40%   13.19% to 14.95%
        2011                                59,193  11.31 to 13.01    $727,798        0.00%    0.95% to 1.40%   -3.68% to -2.27%
        2010                                53,198  11.74 to 13.32    $672,384        0.06%    0.95% to 1.40%   14.49% to 16.16%

    S&P 500 Index Portfolio
        2014                                63,560  14.43 to 21.18  $1,213,635        3.12%    0.95% to 1.40%    7.98% to 9.17%
                                                                                                                 4.76% to 4.76%   ****

   Invesco Variable Insurance Funds
    Technology Fund
        2014                                31,654  14.59 to 21.95    $516,489        0.00%    0.95% to 1.40%   8.36% to 10.00%
        2013                                33,609  12.72 to 20.16    $499,465        0.00%    0.95% to 1.40%   21.81% to 23.96%
        2012                                44,404  10.42 to 16.43    $529,133        0.00%    0.95% to 1.40%   8.30% to 10.22%
        2011                                83,409  9.60 to 15.05     $908,911        0.22%    0.95% to 1.40%   -7.58% to -5.95%
        2010                                86,899  10.46 to 16.57  $1,013,253        0.00%    0.95% to 1.40%   18.08% to 20.16%

    Managed Volatility Fund
        2014                                77,464  18.55 to 27.79  $1,913,469        3.20%    0.95% to 1.40%   17.30% to 19.43%
        2013                                68,635  15.87 to 23.51  $1,416,087        2.87%    0.95% to 1.40%    7.75% to 9.71%
        2012                                72,267  14.61 to 21.64  $1,338,589        3.14%    0.95% to 1.40%    0.17% to 2.62%
        2011                                79,444  14.39 to 21.30  $1,442,706        3.32%    0.95% to 1.40%   12.62% to 15.35%
        2010                                79,521  12.61 to 18.65  $1,267,500        3.56%    0.95% to 1.40%    2.80% to 5.30%

    Diversified Dividend Fund
        2014                               166,947  7.88 to 10.13   $1,586,036        6.05%    0.95% to 1.40%   9.77% to 11.76%
        2013                                64,598  7.13 to 9.06      $556,521        2.21%    0.95% to 1.40%   27.48% to 29.80%
        2012                                81,237  5.37 to 6.98      $546,170        1.80%    0.95% to 1.40%   14.79% to 17.60%
        2011                               120,897  4.68 to 5.94      $691,602        0.18%    0.95% to 1.40%   -5.31% to -3.02%
        2010                               200,778  4.94 to 6.33    $1,180,439        0.10%    0.95% to 1.40%    6.68% to 9.27%

    Global Health Care Fund
        2014                                87,743  21.34 to 26.13  $2,092,394        0.00%    0.95% to 1.40%   16.77% to 18.54%
        2013                                77,501  16.12 to 22.26  $1,561,425        0.68%    0.95% to 1.40%   37.14% to 39.21%
        2012                                72,055  12.89 to 16.15  $1,046,351        0.00%    0.95% to 1.40%   17.96% to 19.75%
        2011                                73,296  10.92 to 13.63    $893,103        0.00%    0.95% to 1.40%    1.49% to 2.97%
        2010                               114,132  10.76 to 13.37  $1,354,409        0.00%    0.95% to 1.40%    2.80% to 4.30%

    Global Real Estate Fund
        2014                                51,032  10.60 to 12.77    $585,994        1.24%    0.85% to 1.45%   10.36% to 12.75%
        2013                                50,018  9.60 to 11.42     $514,129        3.30%    0.85% to 1.45%   -1.09% to 1.01%
        2012                                70,357  9.75 to 11.21     $722,234        0.51%    0.85% to 1.45%   23.61% to 26.06%
        2011                                31,790  7.96 to 8.90      $262,657        2.85%    0.85% to 1.45%   -9.80% to -8.02%
        2010                                60,420  8.81 to 9.67      $547,641        4.62%    0.85% to 1.45%   13.38% to 15.44%

    International Growth Fund
        2014                                37,036  10.93 to 12.83    $439,577        1.94%    0.85% to 1.45%   -3.26% to -1.45%
        2013                                38,157  11.04 to 13.27    $457,938        0.86%    0.85% to 1.45%   14.41% to 16.89%
        2012                                47,732  9.65 to 11.25     $491,298        0.84%    0.85% to 1.45%   11.05% to 13.64%
        2011                                25,891  8.69 to 9.90      $242,008        1.50%    0.85% to 1.45%  -10.37% to -8.28%
        2010                                32,136  9.69 to 10.79     $328,439        1.28%    0.85% to 1.45%   8.52% to 10.88%

    Mid Cap Core Equity Fund
        2014                                12,121  12.81 to 14.52    $166,797        0.00%    0.85% to 1.45%    0.99% to 2.47%
        2013                                22,442  12.30 to 14.17    $296,804        0.87%    0.85% to 1.45%   24.42% to 26.24%
        2012                                17,526  10.11 to 11.14    $185,193        0.00%    0.85% to 1.45%    7.12% to 8.69%
        2011                                85,424  9.28 to 10.46     $822,620        0.03%    0.85% to 1.45%   -9.53% to -7.80%
        2010                                13,548  10.38 to 11.34    $145,614        0.19%    0.85% to 1.45%   10.20% to 12.20%

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2014                               357,455  8.98 to 12.50   $4,184,593        3.94%    0.95% to 1.40%    1.77% to 3.93%
        2013                               402,648  8.82 to 12.02   $4,514,348        4.69%    0.95% to 1.40%   -4.43% to -2.40%
        2012                               457,070  9.23 to 12.32   $5,257,904        4.38%    0.95% to 1.40%    2.15% to 4.33%
        2011                               640,743  9.04 to 11.81   $6,974,366        4.73%    0.95% to 1.40%    4.24% to 6.44%
        2010                               502,627  8.67 to 11.09   $5,229,931        4.12%    0.95% to 1.40%    5.96% to 8.20%

    Small Cap Core Portfolio
        2014                               201,524  15.65 to 28.73  $4,600,600        0.10%    0.95% to 1.40%    6.14% to 8.56%
        2013                               202,751  14.75 to 26.73  $4,297,164        0.80%    0.95% to 1.40%   37.75% to 40.95%
        2012                               187,518  10.70 to 19.16  $2,847,401        0.22%    0.95% to 1.40%   15.88% to 18.59%
        2011                               195,758  9.21 to 16.32   $2,529,380        0.11%    0.95% to 1.40%   -7.81% to -5.67%
        2010                               318,758  9.95 to 17.47   $4,338,674        0.00%    0.95% to 1.40%   23.10% to 25.96%

   Rydex Variable Trust
    Nova Fund
        2014                                30,233  16.06 to 23.86    $561,653        0.10%    0.95% to 1.40%   15.72% to 17.47%
        2013                                25,658  13.88 to 20.51    $402,657        0.08%    0.95% to 1.40%   45.39% to 47.58%
        2012                                43,741  9.55 to 13.69     $474,062        0.00%    0.95% to 1.40%   19.33% to 21.08%
        2011                                19,071  8.13 to 9.35      $167,330        0.04%    0.95% to 1.40%   -3.51% to -2.10%
        2010                                41,374  8.42 to 9.55      $380,071        0.30%    0.95% to 1.40%   17.12% to 18.83%

    NASDAQ-100 Fund
        2014                                54,125  19.96 to 29.99  $1,356,794        0.00%    0.95% to 1.40%   14.60% to 16.34%
        2013                                98,960  17.41 to 26.04  $2,128,283        0.00%    0.95% to 1.40%   31.36% to 33.35%
        2012                                39,584  13.25 to 19.72    $652,881        0.00%    0.95% to 1.40%   13.93% to 15.66%
        2011                                26,207  11.63 to 17.23    $379,509        0.00%    0.95% to 1.40%   -0.25% to 1.20%
        2010                                24,474  12.93 to 17.19    $352,827        0.00%    0.95% to 1.40%   15.68% to 17.37%

    U.S. Government Money Market Fund
        2014                                68,055  7.90 to 9.93      $647,251        0.00%    0.95% to 1.45%   -1.98% to -0.95%
        2013                                35,346  8.22 to 10.02     $324,918        0.00%    0.95% to 1.45%   -3.50% to -0.95%
        2012                                80,228  8.52 to 10.12     $752,934        0.00%    0.95% to 1.45%   -3.50% to -0.95%
        2011                               110,741  8.83 to 10.21   $1,072,590        0.00%    0.95% to 1.45%   -3.14% to -0.94%
        2010                               152,532  8.74 to 10.31   $1,483,157        0.01%    0.95% to 1.45%   -3.38% to -0.94%

    Inverse S&P 500 Strategy Fund
        2014                                85,097  2.02 to 3.13      $204,943        0.00%    0.95% to 1.40%  -16.27% to -15.26%
        2013                               116,167  2.41 to 3.71      $340,299        0.00%    0.95% to 1.40%  -28.48% to -27.21%
        2012                               125,811  3.35 to 5.12      $506,354        0.00%    0.95% to 1.40%  -19.20% to -17.77%
        2011                               147,574  4.11 to 6.25      $728,375        0.00%    0.95% to 1.40%  -11.46% to -9.90%
        2010                               204,436  4.61 to 6.89    $1,128,682        0.00%    0.95% to 1.40%  -19.17% to -17.74%

    Inverse NASDAQ-100 Strategy Fund
        2014                               284,321  1.15 to 2.22      $390,457        0.00%    0.95% to 1.40%  -20.20% to -19.40%
        2013                               320,796  1.44 to 2.77      $548,496        0.00%    0.95% to 1.40%  -30.42% to -29.72%
        2012                               529,359  2.07 to 3.95    $1,301,890        0.00%    0.95% to 1.40%  -20.27% to -19.42%
        2011                               456,501  2.60 to 4.92    $1,399,209        0.00%    0.95% to 1.40%  -11.90% to -10.92%
        2010                                73,365  2.95 to 5.55      $256,003        0.00%    0.95% to 1.40%  -22.83% to -22.01%

    Inverse Government Long Bond Strategy Fund
        2014                                11,003  2.94 to 3.28       $35,271        0.00%    0.95% to 1.40%  -26.36% to -25.62%
        2013                                51,688  3.90 to 4.56      $217,032        0.00%    0.95% to 1.40%   12.98% to 14.17%
        2012                                37,335  3.51 to 4.03      $140,017        0.00%    0.95% to 1.40%   -8.11% to -7.09%
        2011                                74,580  3.82 to 4.15      $303,067        0.00%    0.95% to 1.40%  -31.85% to -31.09%
        2010                               194,632  5.47 to 6.46    $1,133,085        0.00%    0.95% to 1.40%  -14.58% to -13.63%

    Government Long Bond 1.2x Strategy
        2014                                17,755  15.69 to 18.22    $306,838        1.47%    0.95% to 1.40%   31.42% to 33.41%
        2013                                 8,581  11.94 to 13.66    $113,239        2.75%    0.95% to 1.40%  -20.23% to -19.03%
        2012                                36,921  13.52 to 16.87    $592,678        2.27%    0.95% to 1.40%    0.05% to 2.03%
        2011                                64,304  13.51 to 16.54  $1,013,649        7.71%    0.95% to 1.40%   38.10% to 40.18%
        2010                                22,680  10.78 to 11.80    $260,269       49.59%    0.95% to 1.40%    7.96% to 9.10%

    NASDAQ-100 2x Strategy Fund
        2014                                   195  30.45 to 30.45      $5,940        0.00%    0.85% to 1.45%         n/a
        2013                                   203  21.81 to 21.81      $4,433        0.00%    0.85% to 1.45%   76.39% to 76.39%
        2012                                   203  12.37 to 12.37      $2,515        0.00%    0.85% to 1.45%   31.26% to 31.26%
        2011                                   204  9.42 to 9.42        $1,918        0.00%    0.85% to 1.45%   -2.78% to -2.78%
        2010                                   204  9.69 to 9.69        $1,975        0.00%    0.85% to 1.45%   33.99% to 33.99%

    S&P 500 2x Strategy Fund
        2014                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a
        2013                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a
        2012                                 1,133  7.14 to 7.14        $8,083        0.00%    0.85% to 1.45%   26.24% to 26.24%
        2011                                 1,200  5.65 to 5.65        $6,783        0.00%    0.85% to 1.45%   -6.27% to -6.27%
        2010                                 1,269  6.03 to 6.03        $7,651        0.00%    0.85% to 1.45%   22.43% to 22.43%

    Inverse Dow 2x Strategy Fund
        2014                                   425  1.05 to 1.05          $446        0.00%    0.85% to 1.45%         n/a
        2013                                   442  1.31 to 1.31          $582        0.00%    0.85% to 1.45%  -45.08% to -24.12%
        2012                                   443  2.39 to 2.39        $1,060        0.00%    0.85% to 1.45%  -24.12% to -24.12%
        2011                                   443  3.15 to 3.15        $1,398        0.00%    0.85% to 1.45%  -28.62% to -28.62%
        2010                                   444  4.42 to 4.42        $1,959        0.00%    0.85% to 1.45%  -31.78% to -31.78%

   Rydex Variable Insurance Fund
    Biotechnology Fund
        2014                               173,310  19.01 to 19.03  $3,295,338        0.00%    1.00% to 1.50%   30.92% to 30.92%
                                                                                                                15.51% to 15.51%  ****
        2013                                40,582  14.52 to 14.52    $589,380        0.00%    1.00% to 1.50%   52.14% to 52.14%
        2012                                   152  9.55 to 9.55        $1,451        0.00%    1.00% to 1.50%         n/a

    S&P 500 Pure Growth Fund
        2014                               128,892  15.70 to 15.71  $2,023,165        0.00%    1.00% to 1.50%   10.91% to 10.91%
                                                                                                                 1.19% to 1.19%   ****
        2013                                32,718  14.15 to 14.15    $463,018        0.00%    1.00% to 1.50%   39.42% to 39.42%
        2012                                    91  10.15 to 10.15        $925        0.00%    1.00% to 1.50%         n/a

    S&P MidCap 400 Pure Growth Fund
        2014                                36,676  12.97 to 12.98    $475,850        0.00%    1.00% to 1.50%   -2.87% to -2.87%
                                                                                                                -1.32% to -1.32%  ****
        2013                                18,761  13.36 to 13.36    $250,587        0.00%    1.00% to 1.50%   32.25% to 32.25%
        2012                                 1,399  10.10 to 10.10     $14,126        0.00%    1.00% to 1.50%         n/a

   Guggenheim Variable Insurance Fund
    Long Short Equity Fund
        2014                                24,817  11.54 to 15.85    $324,361        0.00%    0.95% to 1.50%    0.76% to 1.82%
                                                                                                                 4.58% to 4.58%   ****
        2013                                23,566  11.38 to 15.56    $314,281        0.00%    0.95% to 1.50%   15.08% to 16.35%
        2012                                16,054  9.82 to 13.37     $198,446        0.00%    0.95% to 1.50%    2.30% to 3.44%
        2011                                25,202  10.55 to 12.93    $300,170        0.00%    0.95% to 1.40%   -8.45% to -7.44%
        2010                                31,461  11.52 to 13.97    $416,928        0.00%    0.95% to 1.40%   8.95% to 10.16%

    Multi-Hedge Strategies Fund
        2014                               116,842  10.36 to 10.37  $1,210,281        0.00%    0.85% to 1.45%    3.26% to 3.26%
                                                                                                                 2.53% to 2.53%   ****
        2013                                36,008  10.03 to 10.03    $361,203        0.00%    0.85% to 1.45%    0.29% to 0.29%
        2012                                 6,630  10.00 to 10.00     $66,310        0.81%    0.85% to 1.45%         n/a

    Global Managed Futures Strategies Fund
        2014                                22,032  10.17 to 10.18    $224,160        0.00%    0.85% to 1.45%   10.58% to 10.58%
                                                                                                                10.18% to 10.18%  ****
        2013                                12,698  9.20 to 9.20      $116,825        0.00%    0.85% to 1.45%    1.21% to 1.21%
        2012                                 5,609  9.09 to 9.09       $50,991        0.00%    0.85% to 1.45%         n/a

    DWA Sector Rotation Fund
        2014                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a
        2013                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a
        2012                                 2,662  9.78 to 9.78       $26,027        0.00%    0.85% to 1.45%         n/a

    Small Cap Value Fund
        2014                               139,234  13.42 to 13.43  $1,868,987        0.01%    0.85% to 1.45%   -2.70% to -2.70%
                                                                                                                -1.20% to -1.20%  ****
        2013                                86,124  13.80 to 13.80  $1,188,176        0.00%    0.85% to 1.45%   34.96% to 34.96%
        2012                                   600  10.22 to 10.22      $6,132        0.00%    0.85% to 1.45%         n/a

   ProFunds VP
    Access VP High Yield Fund
        2014                                52,715  13.74 to 16.48    $799,500        5.44%    0.85% to 1.45%   -1.08% to 1.02%
        2013                                39,328  13.84 to 16.32    $588,669        2.54%    0.85% to 1.45%    6.29% to 8.49%
        2012                                84,227  12.80 to 14.93  $1,160,670        3.58%    0.85% to 1.45%   9.96% to 12.53%
        2011                               131,864  11.64 to 13.26  $1,654,648        1.02%    0.85% to 1.45%   -0.98% to 1.32%
        2010                               143,670  11.76 to 13.09  $1,797,968       15.82%    0.85% to 1.45%   12.99% to 14.76%

    Asia 30
        2014                                17,340  10.87 to 12.33    $199,553        0.08%    0.85% to 1.45%   -4.48% to -3.08%
        2013                                18,418  11.16 to 12.72    $222,757        0.02%    0.85% to 1.45%   11.46% to 13.20%
        2012                                87,941  9.96 to 11.35     $945,771        0.00%    0.85% to 1.45%   11.82% to 13.69%
        2011                                51,003  9.00 to 9.88      $482,019        0.02%    0.85% to 1.45%  -29.15% to -28.12%
        2010                               130,438  12.52 to 13.91  $1,755,102        0.05%    0.85% to 1.45%   10.16% to 12.44%

    Banks
        2014                                48,088  4.68 to 5.52      $242,667        0.07%    0.85% to 1.45%    6.79% to 8.30%
        2013                                32,473  4.38 to 4.94      $149,095        0.59%    0.85% to 1.45%   29.19% to 31.14%
        2012                                58,156  3.41 to 3.88      $214,879        0.00%    0.85% to 1.45%   29.44% to 31.08%
        2011                                 6,097  2.68 to 2.87       $16,505        0.00%    0.85% to 1.45%  -28.92% to -28.02%
        2010                                86,631  3.76 to 4.08      $340,287        0.46%    0.85% to 1.45%    5.14% to 6.67%

    Basic Materials
        2014                                 7,262  11.22 to 12.84     $85,380        0.43%    0.85% to 1.45%   -1.42% to 0.12%
        2013                                42,748  11.38 to 12.82    $518,870        0.41%    0.85% to 1.45%   14.82% to 16.61%
        2012                                14,164  9.91 to 11.10     $146,682        0.30%    0.85% to 1.45%    5.16% to 6.81%
        2011                                16,784  9.32 to 10.29     $163,287        0.18%    0.85% to 1.45%  -18.79% to -17.44%
        2010                               116,286  11.28 to 12.61  $1,404,831        0.54%    0.85% to 1.45%   24.99% to 28.02%

    Bear
        2014                                81,717  2.80 to 3.30      $245,978        0.00%    0.85% to 1.45%  -17.16% to -15.74%
        2013                                67,746  3.41 to 3.89      $244,825        0.00%    0.85% to 1.45%  -28.65% to -27.83%
        2012                                62,853  4.97 to 5.38      $324,201        0.00%    0.85% to 1.45%  -18.99% to -18.05%
        2011                               124,106  5.83 to 6.74      $787,691        0.00%    0.85% to 1.45%  -11.57% to -10.06%
        2010                                55,228  6.84 to 7.49      $395,869        0.00%    0.85% to 1.45%  -20.43% to -18.86%

    Biotechnology
        2014                                28,510  27.30 to 32.90    $857,982        0.00%    0.85% to 1.45%   25.21% to 27.92%
        2013                                41,422  21.80 to 25.91    $987,161        0.00%    0.85% to 1.45%   62.63% to 66.24%
        2012                                30,457  13.46 to 15.59    $435,686        0.00%    0.85% to 1.45%   35.98% to 38.05%
        2011                                 9,240  9.96 to 10.88      $96,619        0.00%    0.85% to 1.45%    3.21% to 4.61%
        2010                                13,262  9.76 to 10.40     $134,319        0.00%    0.85% to 1.45%    2.46% to 3.18%

    Bull
        2014                               221,481  11.92 to 14.37  $2,939,445        0.00%    0.85% to 1.45%    7.58% to 9.64%
        2013                               137,159  11.08 to 12.82  $1,668,297        0.00%    0.85% to 1.45%   25.23% to 27.63%
        2012                               173,180  8.85 to 10.28   $1,668,845        0.00%    0.85% to 1.45%   9.90% to 12.41%
        2011                               292,726  8.05 to 9.15    $2,548,212        0.00%    0.85% to 1.45%   -3.48% to -1.29%
        2010                               239,419  8.28 to 9.27    $2,128,414        0.15%    0.85% to 1.45%   8.60% to 11.01%

    Consumer Goods
        2014                                33,886  15.46 to 18.54    $575,590        0.56%    0.85% to 1.45%    6.44% to 8.42%
        2013                                56,143  14.47 to 16.74    $867,050        1.43%    0.85% to 1.45%   24.16% to 26.35%
        2012                                59,280  11.79 to 13.33    $729,545        1.14%    0.85% to 1.45%    7.14% to 9.15%
        2011                                72,391  11.00 to 12.32    $826,481        1.08%    0.85% to 1.45%    3.38% to 5.46%
        2010                               179,305  10.54 to 11.68  $1,982,574        0.46%    0.85% to 1.45%   13.90% to 15.56%

    Consumer Services
        2014                                 9,299  16.26 to 19.34    $168,724        0.00%    0.85% to 1.45%   8.54% to 10.73%
        2013                                46,377  14.98 to 17.80    $762,722        0.25%    0.85% to 1.45%   34.99% to 37.93%
        2012                                25,206  10.99 to 12.81    $299,586        0.00%    0.85% to 1.45%   17.82% to 20.39%
        2011                                34,452  9.42 to 10.64     $342,150        0.00%    0.85% to 1.45%    1.83% to 4.04%
        2010                               111,478  9.18 to 10.27   $1,091,045        0.00%    0.85% to 1.45%   16.98% to 19.52%

    Dow 30
        2014                               141,777  11.68 to 13.42  $1,800,880        0.00%    0.85% to 1.45%    2.88% to 4.48%
        2013                                39,080  11.06 to 12.79    $478,654        0.00%    0.85% to 1.45%   20.63% to 22.82%
        2012                                32,724  9.16 to 10.33     $315,341        0.00%    0.85% to 1.45%    2.93% to 4.81%
        2011                                80,134  8.90 to 10.14     $750,451        0.00%    0.85% to 1.45%    0.08% to 2.41%
        2010                                16,857  8.90 to 9.91      $155,833        0.00%    0.85% to 1.45%    6.21% to 8.68%

    Emerging Markets
        2014                                38,948  5.42 to 6.22      $230,410        0.37%    0.85% to 1.45%   -6.74% to -4.91%
        2013                               100,024  5.81 to 6.60      $624,682        0.57%    0.85% to 1.45%   -9.64% to -7.72%
        2012                                77,655  6.43 to 7.16      $524,747        0.49%    0.85% to 1.45%    3.30% to 4.92%
        2011                                50,999  6.32 to 6.77      $336,086        0.00%    0.85% to 1.45%  -22.27% to -20.94%
        2010                               109,461  8.04 to 8.63      $916,817        0.00%    0.85% to 1.45%    5.89% to 8.35%

    Europe 30
        2014                                11,023  8.12 to 9.46       $98,741        1.78%    0.85% to 1.45%  -11.61% to -10.05%
        2013                                14,316  9.19 to 10.51     $141,178        0.67%    0.85% to 1.45%   17.75% to 19.77%
        2012                                30,532  7.78 to 8.87      $251,082        0.77%    0.85% to 1.45%   14.10% to 14.79%
        2011                                 4,273  7.39 to 7.65       $32,074        1.48%    0.85% to 1.45%  -10.73% to -10.28%
        2010                                22,270  7.78 to 8.58      $180,568        1.22%    0.85% to 1.45%   -0.85% to 1.21%

    Falling U.S. Dollar
        2014                                16,460  6.62 to 7.16      $112,390        0.00%    0.85% to 1.45%  -14.67% to -13.73%
        2013                                18,442  7.44 to 8.30      $145,290        0.00%    0.85% to 1.45%   -4.67% to -3.28%
        2012                                17,106  7.91 to 8.58      $142,030        0.00%    0.85% to 1.45%   -3.48% to -2.06%
        2011                                14,903  8.04 to 8.76      $126,724        0.00%    0.85% to 1.45%   -5.03% to -3.98%
        2010                                13,160  8.82 to 9.12      $117,509        0.00%    0.85% to 1.45%   -4.80% to -3.85%

    Financials
        2014                               131,799  6.68 to 8.12      $971,880        0.03%    0.85% to 1.45%   8.98% to 11.35%
        2013                                52,779  6.13 to 7.23      $358,400        0.78%    0.85% to 1.45%   28.18% to 30.24%
        2012                                18,771  4.87 to 5.55       $94,920        0.81%    0.85% to 1.45%   21.03% to 22.37%
        2011                                16,006  4.12 to 4.39       $67,173        0.00%    0.85% to 1.45%  -16.38% to -15.45%
        2010                                19,222  4.93 to 5.19       $95,946        0.50%    0.85% to 1.45%    7.65% to 8.84%

    Health Care
        2014                                96,432  17.65 to 21.45  $1,877,448        0.07%    0.85% to 1.45%   19.45% to 22.10%
        2013                                97,904  14.84 to 17.57  $1,554,631        0.56%    0.85% to 1.45%   34.95% to 37.95%
        2012                               119,076  10.85 to 12.74  $1,384,052        0.34%    0.85% to 1.45%   13.46% to 15.77%
        2011                               100,957  9.76 to 10.93   $1,023,468        0.30%    0.85% to 1.45%    6.44% to 8.58%
        2010                               186,627  9.08 to 10.06   $1,758,594        0.27%    0.85% to 1.45%   -0.14% to 1.01%

    Industrials
        2014                                17,083  12.81 to 15.23    $236,311        0.09%    0.85% to 1.45%    2.05% to 4.11%
        2013                                40,195  12.41 to 14.63    $536,718        0.12%    0.85% to 1.45%   33.57% to 36.27%
        2012                                18,120  9.40 to 10.74     $179,990        0.14%    0.85% to 1.45%   12.14% to 13.84%
        2011                                 6,135  8.44 to 9.25       $54,209        0.92%    0.85% to 1.45%   -4.87% to -3.44%
        2010                                66,309  8.72 to 9.71      $619,538        0.49%    0.85% to 1.45%   19.26% to 21.85%

    International
        2014                                22,869  6.26 to 7.21      $153,060        0.00%    0.85% to 1.45%  -11.18% to -9.39%
        2013                                18,762  7.04 to 7.95      $139,275        0.00%    0.85% to 1.45%   15.50% to 17.83%
        2012                                41,310  6.10 to 6.75      $261,349        0.00%    0.85% to 1.45%   12.49% to 13.74%
        2011                                15,256  5.53 to 5.79       $85,216        0.00%    0.85% to 1.45%  -16.87% to -15.95%
        2010                                29,369  6.65 to 6.94      $198,707        0.00%    0.85% to 1.45%    4.62% to 5.78%

    Internet
        2014                                14,375  18.62 to 22.05    $289,013        0.00%    0.85% to 1.45%   -2.36% to -0.63%
        2013                                16,186  19.07 to 21.81    $329,941        0.00%    0.85% to 1.45%   46.64% to 48.86%
        2012                                15,088  13.10 to 14.48    $206,510        0.00%    0.85% to 1.45%   15.86% to 17.50%
        2011                                14,959  11.38 to 12.50    $178,195        0.00%    0.85% to 1.45%   -9.93% to -8.43%
        2010                                54,621  12.52 to 13.88    $727,375        0.00%    0.85% to 1.45%   31.02% to 33.53%

    Japan
        2014                                48,576  6.63 to 7.46      $337,069        0.00%    0.85% to 1.45%   -0.07% to 1.28%
        2013                                55,659  6.64 to 7.36      $405,810        0.00%    0.85% to 1.45%   43.71% to 45.45%
        2012                                81,738  4.60 to 5.23      $406,753        0.00%    0.85% to 1.45%   20.62% to 20.62%
        2011                                53,686  4.20 to 4.20      $225,339        0.00%    0.85% to 1.45%  -20.07% to -20.07%
        2010                                81,428  4.83 to 5.38      $421,503        0.00%    0.85% to 1.45%   -8.57% to -8.29%

    Large-Cap Growth
        2014                               111,577  13.73 to 16.69  $1,736,803        0.12%    0.85% to 1.45%   8.99% to 11.47%
        2013                                78,600  12.60 to 14.97  $1,095,646        0.23%    0.85% to 1.45%   26.17% to 28.98%
        2012                                63,999  9.92 to 11.61     $694,558        0.11%    0.85% to 1.45%   8.66% to 11.14%
        2011                                48,648  9.13 to 10.37     $478,329        0.00%    0.85% to 1.45%   -0.56% to 1.70%
        2010                               105,792  9.16 to 10.25   $1,037,910        0.03%    0.85% to 1.45%   9.51% to 11.61%

    Large-Cap Value
        2014                               102,658  10.70 to 12.95  $1,235,661        0.82%    0.85% to 1.45%    6.67% to 9.05%
        2013                                71,726  10.03 to 11.87    $801,534        1.30%    0.85% to 1.45%   25.55% to 28.22%
        2012                                86,055  8.05 to 9.26      $747,990        0.61%    0.85% to 1.45%   11.60% to 13.81%
        2011                               127,839  7.23 to 8.08      $976,623        0.27%    0.85% to 1.45%   -4.38% to -2.65%
        2010                               185,593  7.63 to 8.34    $1,499,058        0.15%    0.85% to 1.45%   9.72% to 11.33%

    Mid-Cap
        2014                               135,919  12.19 to 14.45  $1,774,581        0.00%    0.85% to 1.45%    3.74% to 6.26%
        2013                               220,190  11.75 to 13.60  $2,772,410        0.00%    0.85% to 1.45%   26.04% to 29.10%
        2012                               273,653  9.32 to 10.53   $2,655,833        0.00%    0.85% to 1.45%   11.32% to 13.93%
        2011                                31,597  8.37 to 9.20      $275,239        0.00%    0.85% to 1.45%   -7.20% to -5.84%
        2010                                34,429  9.12 to 9.69      $326,597        0.00%    0.85% to 1.45%   20.63% to 22.14%

    Mid-Cap Growth
        2014                                55,228  13.56 to 16.34    $843,479        0.00%    0.85% to 1.45%    2.35% to 4.42%
        2013                                42,394  13.42 to 15.77    $623,060        0.00%    0.85% to 1.45%   26.16% to 28.84%
        2012                                46,519  10.64 to 12.24    $534,681        0.00%    0.85% to 1.45%   11.62% to 13.77%
        2011                                31,210  9.46 to 10.69     $312,125        0.00%    0.85% to 1.45%   -6.28% to -4.24%
        2010                               144,615  9.98 to 11.16   $1,548,426        0.00%    0.85% to 1.45%   24.32% to 26.63%

    Mid-Cap Value
        2014                                16,877  12.42 to 14.90    $233,200        0.31%    0.85% to 1.45%    6.40% to 8.65%
        2013                                24,145  11.67 to 13.71    $308,115        0.54%    0.85% to 1.45%   27.74% to 30.32%
        2012                                45,678  9.21 to 10.52     $447,818        0.22%    0.85% to 1.45%   12.71% to 14.94%
        2011                                20,074  8.20 to 9.16      $173,898        0.37%    0.85% to 1.45%   -7.08% to -5.26%
        2010                                46,914  8.68 to 9.66      $430,499        2.32%    0.85% to 1.45%   16.49% to 18.60%

    Money Market
        2014                             1,132,943  7.70 to 9.60    $9,948,249        0.02%    0.85% to 1.45%   -3.76% to -1.27%
        2013                             1,189,889  8.00 to 9.73   $10,693,366        0.02%    0.85% to 1.45%   -3.76% to -1.27%
        2012                             2,000,451  8.31 to 9.85   $18,368,357        0.02%    0.85% to 1.45%   -3.78% to -1.28%
        2011                             2,232,648  8.64 to 9.98   $21,228,020        0.02%    0.85% to 1.45%   -3.75% to -1.27%
        2010                             2,719,643  8.97 to 10.11  $26,097,031        0.02%    0.85% to 1.45%   -3.76% to -1.27%

    Oil & Gas
        2014                               149,975  10.25 to 12.35  $1,600,863        0.50%    0.85% to 1.45%  -13.89% to -12.02%
        2013                               159,459  11.90 to 14.04  $1,970,343        0.44%    0.85% to 1.45%   19.86% to 22.16%
        2012                               176,649  9.86 to 11.27   $1,814,444        0.11%    0.85% to 1.45%   -0.51% to 1.31%
        2011                               200,734  10.05 to 11.13  $2,066,750        0.18%    0.85% to 1.45%   -1.12% to 0.68%
        2010                               319,228  10.00 to 11.18  $3,337,725        0.34%    0.85% to 1.45%   13.77% to 16.24%

    NASDAQ-100
        2014                               117,689  16.90 to 20.63  $2,279,719        0.00%    0.85% to 1.45%   12.76% to 15.09%
        2013                                55,249  14.99 to 17.54    $932,204        0.00%    0.85% to 1.45%   29.40% to 32.08%
        2012                                88,533  11.58 to 13.59  $1,130,570        0.00%    0.85% to 1.45%   11.99% to 14.61%
        2011                                41,081  10.34 to 11.78    $458,707        0.00%    0.85% to 1.45%   -2.22% to 0.05%
        2010                               376,111  10.58 to 11.83  $4,225,843        0.00%    0.85% to 1.45%   13.95% to 16.72%

    Pharmaceuticals
        2014                                43,240  16.24 to 18.74    $762,099        0.89%    0.85% to 1.45%   15.37% to 17.29%
        2013                                15,825  14.07 to 15.97    $236,316        2.77%    0.85% to 1.45%   27.23% to 28.96%
        2012                                11,565  10.95 to 12.11    $133,174        1.80%    0.85% to 1.45%    8.10% to 9.57%
        2011                                27,507  10.23 to 11.37    $290,719        0.16%    0.85% to 1.45%   12.37% to 14.35%
        2010                                17,298  9.16 to 9.94      $163,160        0.89%    0.85% to 1.45%   -2.74% to -1.36%

    Precious Metals
        2014                               219,266  3.23 to 3.89      $741,708        0.00%    0.85% to 1.45%  -26.45% to -24.85%
        2013                               234,647  4.39 to 5.18    $1,078,329        0.00%    0.85% to 1.45%  -40.05% to -38.75%
        2012                               298,334  7.29 to 8.45    $2,280,219        0.00%    0.85% to 1.45%  -17.50% to -15.66%
        2011                               290,349  8.84 to 10.02   $2,670,882        0.00%    0.85% to 1.45%  -21.99% to -20.26%
        2010                               416,773  11.23 to 12.56  $4,898,793        0.00%    0.85% to 1.45%   28.11% to 31.21%

    Real Estate
        2014                                85,718  10.28 to 12.50    $977,108        2.25%    0.85% to 1.45%   20.66% to 23.40%
        2013                                17,042  8.52 to 10.13     $156,498        2.17%    0.85% to 1.45%   -3.35% to -1.45%
        2012                                21,256  8.85 to 10.19     $198,860        3.42%    0.85% to 1.45%   13.35% to 15.54%
        2011                                15,319  7.91 to 8.82      $125,302        0.00%    0.85% to 1.45%    1.36% to 3.14%
        2010                               101,382  7.72 to 8.47      $806,391        4.47%    0.85% to 1.45%   20.59% to 22.77%

    Rising Rates Opportunity
        2014                               200,607  2.13 to 2.58      $471,037        0.00%    0.85% to 1.45%  -32.66% to -31.16%
        2013                               135,000  3.17 to 3.75      $476,179        0.00%    0.85% to 1.45%   12.64% to 14.97%
        2012                               245,087  2.84 to 3.26      $737,469        0.00%    0.85% to 1.45%  -10.02% to -8.37%
        2011                               302,664  3.10 to 3.50      $995,205        0.00%    0.85% to 1.45%  -39.77% to -38.46%
        2010                               779,978  5.14 to 5.75    $4,279,873        0.00%    0.85% to 1.45%  -18.92% to -17.11%

    Semiconductor
        2014                                 3,860  12.21 to 13.04     $48,679        0.02%    0.85% to 1.45%   31.67% to 31.67%
        2013                                   174  9.48 to 9.48        $1,650        0.17%    0.85% to 1.45%   30.64% to 30.64%
        2012                                 1,235  6.74 to 7.26        $8,580        0.03%    0.85% to 1.45%   -7.25% to -6.22%
        2011                                 3,232  7.27 to 7.74       $23,887        0.10%    0.85% to 1.45%   -5.94% to -5.94%
        2010                                 5,449  7.83 to 8.30       $44,313        0.04%    0.85% to 1.45%   8.87% to 10.24%

    Short Dow 30
        2014                                21,612  2.36 to 2.67       $54,239        0.00%    0.85% to 1.45%  -14.18% to -13.49%
        2013                                 6,731  2.84 to 3.02       $20,055        0.00%    0.85% to 1.45%  -31.29% to -30.74%
        2012                                 4,546  4.13 to 4.36       $19,696        0.00%    0.85% to 1.45%  -15.23% to -14.55%
        2011                                 8,145  4.88 to 5.40       $42,372        0.00%    0.85% to 1.45%  -15.81% to -14.29%
        2010                                 5,046  5.79 to 6.30       $31,215        0.00%    0.85% to 1.45%  -24.25% to -22.87%

    Short Emerging Markets
        2014                                 6,676  4.12 to 4.65       $29,394        0.00%    0.85% to 1.45%   -5.80% to -4.18%
        2013                                12,817  4.38 to 4.85       $59,450        0.00%    0.85% to 1.45%   -2.94% to -1.96%
        2012                                 1,809  4.54 to 4.82        $8,409        0.00%    0.85% to 1.45%  -15.54% to -14.56%
        2011                                 3,583  5.38 to 5.64       $19,621        0.00%    0.85% to 1.45%    7.51% to 8.75%
        2010                               143,188  4.90 to 5.26      $723,077        0.00%    0.85% to 1.45%  -21.03% to -20.44%

    Short International
        2014                                 9,488  4.58 to 4.71       $44,355        0.00%    0.85% to 1.45%    0.06% to 0.46%
        2013                                 8,911  4.58 to 4.69       $41,478        0.00%    0.85% to 1.45%  -23.11% to -22.80%
        2012                                11,830  5.84 to 6.08       $70,864        0.00%    0.85% to 1.45%  -22.61% to -21.98%
        2011                                14,422  7.54 to 7.94      $111,648        0.00%    0.85% to 1.45%   -1.30% to -0.06%
        2010                                12,681  7.64 to 7.94       $98,759        0.00%    0.85% to 1.45%  -16.97% to -16.26%

    Short Mid-Cap
        2014                                 2,567  2.28 to 2.44        $6,192        0.00%    0.85% to 1.45%  -15.11% to -14.43%
        2013                                 1,045  2.69 to 2.86        $2,899        0.00%    0.85% to 1.45%  -29.91% to -29.34%
        2012                                 1,393  3.83 to 4.15        $5,542        0.00%    0.85% to 1.45%  -21.44% to -20.80%
        2011                                 1,105  4.88 to 5.10        $5,516        0.00%    0.85% to 1.45%  -11.02% to -10.31%
        2010                                 1,045  5.48 to 5.69        $5,840        0.00%    0.85% to 1.45%  -28.11% to -27.53%

    Short NASDAQ-100
        2014                                15,010  1.93 to 2.24       $33,086        0.00%    0.85% to 1.45%  -21.84% to -20.90%
        2013                                60,863  2.40 to 2.71      $153,793        0.00%    0.85% to 1.45%  -31.56% to -30.73%
        2012                               125,358  3.61 to 4.07      $486,126        0.00%    0.85% to 1.45%  -21.29% to -19.85%
        2011                               131,562  4.58 to 5.08      $643,248        0.00%    0.85% to 1.45%  -13.20% to -12.03%
        2010                                 6,774  5.28 to 5.57       $36,308        0.00%    0.85% to 1.45%  -23.59% to -22.86%

    Short Small-Cap
        2014                                37,968  2.10 to 2.37       $85,910        0.00%    0.85% to 1.45%  -12.22% to -11.38%
        2013                                29,702  2.42 to 2.60       $76,436        0.00%    0.85% to 1.45%  -33.52% to -32.88%
        2012                                70,137  3.63 to 3.87      $267,547        0.00%    0.85% to 1.45%  -21.65% to -20.90%
        2011                                38,369  4.51 to 5.05      $187,119        0.00%    0.85% to 1.45%  -11.86% to -10.75%
        2010                                29,056  5.30 to 5.78      $160,529        0.00%    0.85% to 1.45%  -31.22% to -29.93%

    Small-Cap
        2014                                37,694  11.37 to 13.65    $478,404        0.00%    0.85% to 1.45%   -1.05% to 1.05%
        2013                               111,944  11.49 to 13.51  $1,421,395        0.00%    0.85% to 1.45%   32.47% to 35.28%
        2012                                79,441  8.68 to 10.05     $748,432        0.00%    0.85% to 1.45%   10.78% to 13.26%
        2011                               181,279  7.83 to 8.87    $1,532,704        0.00%    0.85% to 1.45%   -8.90% to -7.10%
        2010                                70,004  8.60 to 9.42      $631,227        0.00%    0.85% to 1.45%   20.50% to 22.87%

    Small-Cap Growth
        2014                                41,244  12.97 to 15.70    $606,727        0.00%    0.85% to 1.45%   -1.34% to 0.75%
        2013                                40,844  13.10 to 15.45    $584,168        0.00%    0.85% to 1.45%   36.14% to 37.85%
        2012                                10,969  9.96 to 10.82     $113,365        0.00%    0.85% to 1.45%   9.03% to 10.41%
        2011                                14,124  9.00 to 10.06     $133,683        0.00%    0.85% to 1.45%   -2.05% to -0.12%
        2010                               102,231  9.04 to 10.07     $996,080        0.00%    0.85% to 1.45%   21.28% to 23.98%

    Small-Cap Value
        2014                                 4,197  11.85 to 13.86     $54,429        0.00%    0.85% to 1.45%    2.33% to 4.19%
        2013                                24,250  11.41 to 13.46    $301,669        0.30%    0.85% to 1.45%   33.14% to 35.76%
        2012                                11,591  8.70 to 9.91      $106,206        0.00%    0.85% to 1.45%   12.31% to 14.54%
        2011                                12,137  7.75 to 8.65       $98,851        0.00%    0.85% to 1.45%   -7.26% to -5.43%
        2010                                32,737  8.22 to 9.15      $284,341        0.22%    0.85% to 1.45%   18.14% to 20.23%

    Technology
        2014                                21,474  14.11 to 16.78    $331,461        0.00%    0.85% to 1.45%   14.51% to 16.18%
        2013                                 7,547  12.81 to 14.32    $104,030        0.00%    0.85% to 1.45%   21.43% to 23.14%
        2012                                11,422  10.41 to 11.63    $126,347        0.00%    0.85% to 1.45%    7.19% to 8.44%
        2011                                20,526  9.73 to 10.69     $208,258        0.00%    0.85% to 1.45%   -4.13% to -3.03%
        2010                                27,164  10.23 to 11.02    $286,738        0.00%    0.85% to 1.45%    7.25% to 8.70%

    Telecommunications
        2014                                 4,597  11.59 to 12.53     $54,392        7.38%    0.85% to 1.45%   -1.57% to -1.43%
        2013                                 1,437  11.17 to 12.06     $16,940       16.23%    0.85% to 1.45%    9.69% to 9.85%
        2012                                 6,725  10.10 to 10.98     $71,493        1.50%    0.85% to 1.45%   12.94% to 14.20%
        2011                                 3,049  9.03 to 9.62       $28,624        6.35%    0.85% to 1.45%   -1.24% to -0.29%
        2010                                 4,260  9.15 to 9.61       $40,645        0.45%    0.85% to 1.45%   12.16% to 13.23%

    U.S. Government Plus
        2014                                28,371  15.73 to 19.37    $509,949        0.24%    0.85% to 1.45%   31.90% to 34.16%
        2013                                 9,826  12.30 to 14.01    $127,594        0.45%    0.85% to 1.45%  -21.78% to -20.44%
        2012                                16,121  15.36 to 17.61    $264,950        0.00%    0.85% to 1.45%   -2.52% to -0.69%
        2011                                77,715  15.97 to 18.08  $1,331,177        0.37%    0.85% to 1.45%   38.60% to 41.53%
        2010                                46,903  11.41 to 12.71    $561,226        2.27%    0.85% to 1.45%    6.58% to 7.97%

    UltraBull
        2014                               129,780  12.24 to 14.75  $1,682,728        0.00%    0.85% to 1.45%   18.76% to 21.34%
        2013                               403,692  10.31 to 12.39  $4,405,510        0.00%    0.85% to 1.45%   62.19% to 65.47%
        2012                               242,269  6.43 to 7.35    $1,625,357        0.00%    0.85% to 1.45%   24.84% to 26.92%
        2011                               137,889  5.26 to 5.79      $730,987        0.00%    0.85% to 1.45%   -7.87% to -6.29%
        2010                               506,783  5.59 to 6.25    $2,996,271        0.00%    0.85% to 1.45%   17.73% to 20.59%

    UltraMid-Cap
        2014                                50,348  13.84 to 15.84    $725,795        0.00%    0.85% to 1.45%   11.60% to 13.34%
        2013                                62,083  12.40 to 14.08    $797,720        0.00%    0.85% to 1.45%   65.08% to 67.66%
        2012                                58,741  7.51 to 8.33      $452,733        0.00%    0.85% to 1.45%   28.17% to 30.18%
        2011                                56,304  5.86 to 6.40      $338,096        0.00%    0.85% to 1.45%  -16.28% to -15.14%
        2010                               131,286  6.89 to 7.71      $960,431        0.00%    0.85% to 1.45%   45.11% to 47.60%

    UltraNASDAQ-100
        2014                                31,495  25.01 to 30.53    $875,772        0.00%    0.85% to 1.45%   31.43% to 33.28%
        2013                                10,637  19.53 to 22.00    $218,848        0.00%    0.85% to 1.45%   73.24% to 75.24%
        2012                                22,280  11.09 to 12.17    $259,826        0.00%    0.85% to 1.45%   29.39% to 30.44%
        2011                                14,073  8.61 to 9.62      $128,135        0.00%    0.85% to 1.45%   -4.59% to -3.10%
        2010                                33,228  8.94 to 9.73      $309,784        0.00%    0.85% to 1.45%   30.32% to 32.68%

    UltraShort Dow30
        2014                                46,984  0.91 to 0.99       $43,812        0.00%    0.85% to 1.45%  -27.65% to -26.70%
        2013                               142,728  1.24 to 1.37      $182,921        0.00%    0.85% to 1.45%  -45.78% to -44.90%
        2012                               105,370  2.29 to 2.55      $247,331        0.00%    0.85% to 1.45%  -25.93% to -24.35%
        2011                                96,357  3.09 to 3.37      $302,485        0.00%    0.85% to 1.45%  -30.85% to -29.84%
        2010                               105,482  4.49 to 4.72      $478,261        0.00%    0.85% to 1.45%  -35.92% to -34.89%

    UltraShort NASDAQ-100
        2014                                90,597  0.49 to 0.57       $47,661        0.00%    0.85% to 1.45%  -38.09% to -36.58%
        2013                               140,815  0.79 to 0.91      $117,260        0.00%    0.85% to 1.45%  -50.50% to -49.35%
        2012                               156,263  1.58 to 1.78      $257,904        0.00%    0.85% to 1.45%  -37.59% to -36.45%
        2011                               156,601  2.53 to 2.73      $407,820        0.00%    0.85% to 1.45%  -24.85% to -23.64%
        2010                               479,721  3.39 to 3.63    $1,670,172        0.00%    0.85% to 1.45%  -43.06% to -42.05%

    UltraSmall-Cap
        2014                                16,512  9.91 to 11.38     $171,462        0.00%    0.85% to 1.45%    2.37% to 3.14%
        2013                                15,887  9.57 to 10.45     $158,026        0.00%    0.85% to 1.45%   81.06% to 83.15%
        2012                                40,282  5.21 to 5.94      $228,879        0.00%    0.85% to 1.45%   25.61% to 27.51%
        2011                                10,090  4.21 to 4.58       $55,235        0.00%    0.85% to 1.45%  -21.27% to -20.08%
        2010                               168,411  5.18 to 5.80      $931,565        0.00%    0.85% to 1.45%   43.56% to 46.38%

    Utilities
        2014                                42,167  13.93 to 16.84    $657,452        1.79%    0.85% to 1.45%   22.04% to 24.26%
        2013                                10,572  11.82 to 13.55    $133,747       10.80%    0.85% to 1.45%   9.85% to 11.46%
        2012                                20,621  10.44 to 11.85    $230,786        1.23%    0.85% to 1.45%   -3.37% to -1.51%
        2011                                79,588  10.71 to 12.20    $905,158        1.68%    0.85% to 1.45%   13.42% to 15.59%
        2010                                29,135  9.53 to 10.41     $289,918        0.36%    0.85% to 1.45%    2.72% to 4.11%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2014                               395,691  8.57 to 36.63   $9,780,718        0.09%    0.85% to 1.50%  -22.09% to -19.87%
                                                                                                               -28.78% to -28.78% ****
        2013                               467,619  10.77 to 46.03 $14,420,775        0.68%    0.85% to 1.50%    6.66% to 9.49%
        2012                               508,588  9.89 to 42.34  $15,156,813        0.61%    0.85% to 1.50%   -0.46% to 2.40%
        2011                               551,348  10.77 to 41.64 $16,260,669        1.18%    0.85% to 1.45%  -19.44% to -17.24%
        2010                               564,648  13.48 to 50.67 $20,767,055        0.32%    0.85% to 1.45%   24.50% to 28.01%

    Emerging Markets Fund
        2014                                66,852  19.61 to 40.71  $2,384,347        0.53%    0.95% to 1.40%   -3.70% to -1.36%
        2013                                85,296  20.09 to 41.68  $3,061,222        1.92%    0.95% to 1.40%   8.33% to 10.96%
        2012                               246,290  16.35 to 37.94  $7,344,589        0.00%    0.95% to 1.40%   25.51% to 28.58%
        2011                               112,496  12.97 to 29.81  $2,818,092        1.10%    0.95% to 1.40%  -28.18% to -26.44%
        2010                               125,306  19.76 to 41.94  $4,386,760        0.56%    0.95% to 1.40%   22.67% to 25.64%

    Unconstrained Emerging Markets Bond Fund
        2014                                72,887  11.63 to 17.01  $1,170,311        9.14%    0.95% to 1.40%    0.11% to 1.22%
        2013                                77,580  11.61 to 16.81  $1,221,511        2.95%    0.95% to 1.40%  -11.01% to -10.03%
        2012                               189,947  12.40 to 18.68  $3,055,458        1.50%    0.95% to 1.40%    2.52% to 4.55%
        2011                               183,521  12.10 to 17.87  $3,067,936        5.20%    0.95% to 1.40%    5.95% to 7.12%
        2010                                93,668  11.89 to 16.68  $1,489,311        3.73%    0.95% to 1.40%    4.04% to 5.19%

   Janus Aspen Series
    Global Technology Portfolio
        2014                                 6,527  14.68 to 14.69     $95,791        0.00%    1.00% to 1.50%    7.88% to 7.88%
                                                                                                                 3.26% to 3.26%   ****
        2013                                 3,839  13.60 to 13.60     $52,223        0.00%    1.00% to 1.50%   33.58% to 33.58%
        2012                                   820  10.18 to 10.18      $8,355        0.00%    1.00% to 1.50%         n/a

    Overseas Portfolio
        2014                                16,434  8.86 to 8.87      $145,603        8.28%    1.00% to 1.50%  -13.28% to -13.28%
                                                                                                               -15.62% to -15.62% ****
        2013                                 6,185  10.22 to 10.22     $63,189        1.54%    1.00% to 1.50%   12.75% to 12.75%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Janus Portfolio
        2014                                17,758  14.75 to 14.76    $261,946        0.14%    1.00% to 1.50%   11.22% to 11.22%
                                                                                                                 6.83% to 6.83%   ****
        2013                                 1,996  13.26 to 13.26     $26,475        0.53%    1.00% to 1.50%   28.25% to 28.25%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Enterprise Services Portfolio
        2014                                74,241  12.06 to 12.07    $895,713        0.03%    1.00% to 1.50%   10.74% to 10.74%
                                                                                                                 7.20% to 7.20%   ****
        2013                                 8,252  10.89 to 10.89     $89,904        0.06%    1.00% to 1.50%         n/a

    Global Research Portfolio
        2014                                24,287  13.82 to 13.83    $335,776        1.16%    1.00% to 1.50%    5.74% to 5.74%
                                                                                                                 0.86% to 0.86%   ****
        2013                                 7,610  13.07 to 13.07     $99,475        0.81%    1.00% to 1.50%   26.36% to 26.36%
        2012                                   171  10.35 to 10.35      $1,769        0.84%    1.00% to 1.50%         n/a

    Perkins Mid Cap Value Portfolio
        2014                               136,108  13.29 to 13.30  $1,808,251        3.23%    1.00% to 1.50%    6.98% to 6.98%
                                                                                                                 2.05% to 2.05%   ****
        2013                               141,871  12.42 to 12.42  $1,761,754        1.53%    1.00% to 1.50%   24.12% to 24.12%
        2012                                14,113  10.00 to 10.00    $141,191        0.70%    1.00% to 1.50%         n/a

    Balanced Portfolio
        2014                               410,391  13.08 to 13.09  $5,368,804        1.60%    1.00% to 1.50%    6.79% to 6.79%
                                                                                                                 2.68% to 2.68%   ****
        2013                               121,245  12.25 to 12.25  $1,485,331        1.53%    1.00% to 1.50%   18.20% to 18.20%
        2012                                16,961  10.36 to 10.36    $175,790        3.09%    1.00% to 1.50%         n/a

    Flexible Bond Portfolio
        2014                               161,860  10.60 to 10.61  $1,715,306        2.78%    1.00% to 1.50%    3.29% to 3.29%
                                                                                                                 0.42% to 0.42%   ****
        2013                                55,608  10.26 to 10.26    $570,522        2.36%    1.00% to 1.50%   -1.66% to -1.66%
        2012                                13,865  10.43 to 10.43    $144,655        2.21%    1.00% to 1.50%         n/a

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2014                             4,930,506  10.49 to 16.61 $60,003,397        2.26%    0.85% to 1.50%    0.54% to 3.29%
                                                                                                                 1.04% to 1.04%   ****
        2013                             3,570,098  10.20 to 16.08 $46,265,894        2.21%    0.85% to 1.50%   -5.62% to -2.89%
        2012                             2,815,503  10.56 to 16.55 $42,212,643        2.65%    0.85% to 1.50%    5.49% to 8.55%
        2011                             2,863,511  12.28 to 15.25 $40,725,603        2.69%    0.85% to 1.45%   -0.25% to 2.63%
        2010                             2,686,254  12.13 to 14.86 $37,862,526        2.73%    0.85% to 1.45%    4.08% to 7.08%

    Low Duration Portfolio
        2014                               825,642  10.08 to 13.24  $8,882,637        1.09%    0.85% to 1.50%   -2.71% to -0.10%
                                                                                                                -0.45% to -0.45%  ****
        2013                             1,160,717  10.14 to 13.26 $13,108,651        1.54%    0.85% to 1.50%   -3.67% to -1.08%
        2012                               946,646  10.30 to 13.40 $10,978,617        2.10%    0.85% to 1.50%    2.09% to 4.85%
        2011                               525,464  10.70 to 12.78  $6,138,598        1.56%    0.85% to 1.45%   -2.46% to 0.16%
        2010                               654,472  10.41 to 12.76  $7,768,442        1.82%    0.85% to 1.45%    1.57% to 4.29%

    High Yield Portfolio
        2014                               689,238  11.43 to 20.04 $10,655,617        6.13%    0.85% to 1.50%   -0.47% to 2.36%
                                                                                                                -1.12% to -1.12%  ****
        2013                               998,411  11.22 to 19.57 $15,287,645        5.12%    0.85% to 1.50%    1.79% to 4.73%
        2012                             1,212,792  10.77 to 18.69 $18,539,028        5.41%    0.85% to 1.50%   9.90% to 13.21%
        2011                             1,667,630  11.20 to 16.51 $22,869,229        6.09%    0.85% to 1.45%   -0.60% to 2.37%
        2010                             1,329,415  11.27 to 16.13 $17,908,306        7.43%    0.85% to 1.45%   10.19% to 13.37%

    Real Return Portfolio
        2014                             1,338,579  9.53 to 15.85  $13,711,387        1.29%    0.85% to 1.50%   -0.55% to 2.12%
                                                                                                                -3.79% to -3.79%  ****
        2013                               832,720  9.38 to 15.53   $8,873,537        1.95%    0.85% to 1.50%  -12.43% to -10.08%
        2012                               485,704  10.48 to 17.26  $7,041,927        1.04%    0.85% to 1.50%    4.73% to 7.72%
        2011                               480,504  12.20 to 16.03  $6,979,131        2.56%    0.85% to 1.45%   7.57% to 10.61%
        2010                               450,280  11.34 to 14.49  $6,043,790        1.57%    0.85% to 1.45%    4.28% to 7.08%

    All Asset Portfolio
        2014                               347,319  10.44 to 14.39  $3,802,685        5.84%    0.85% to 1.50%   -3.00% to -0.84%
                                                                                                                -6.19% to -6.19%  ****
        2013                               219,328  10.54 to 14.51  $2,471,218        3.79%    0.85% to 1.50%   -3.33% to -1.28%
        2012                               264,888  10.67 to 14.59  $3,493,802        5.75%    0.85% to 1.50%   10.84% to 13.20%
        2011                               158,271  11.44 to 12.89  $1,927,813        7.07%    0.85% to 1.45%   -1.57% to 0.51%
        2010                               115,843  11.51 to 12.82  $1,404,847        6.74%    0.85% to 1.45%   9.28% to 11.43%

    Global Multi-Asset Managed Allocation Portfolio
        2014                                30,990  9.44 to 9.45      $292,661        2.56%    1.00% to 1.50%    3.17% to 3.17%
                                                                                                                -2.06% to -2.06%  ****
        2013                                28,971  9.15 to 9.15      $265,184        3.59%    1.00% to 1.50%   -9.14% to -9.14%
        2012                                 7,342  10.07 to 10.07     $73,969        3.12%    1.00% to 1.50%         n/a

    Short-Term Portfolio
        2014                             2,903,050  9.89 to 9.90   $28,719,578        0.63%    1.00% to 1.50%   -0.74% to -0.74%
                                                                                                                -0.59% to -0.59%  ****
        2013                             1,255,036  9.97 to 9.97   $12,508,239        0.60%    1.00% to 1.50%   -0.88% to -0.88%
        2012                               108,292  10.06 to 10.06  $1,088,890        0.30%    1.00% to 1.50%         n/a

    Emerging Markets Bond Portfolio
        2014                                58,294  10.18 to 10.18    $593,217        5.70%    1.00% to 1.50%    0.05% to 0.05%
                                                                                                                -6.40% to -6.40%  ****
        2013                                32,378  10.17 to 10.17    $329,343        5.73%    1.00% to 1.50%   -8.29% to -8.29%
        2012                                22,876  11.09 to 11.09    $253,713        2.53%    1.00% to 1.50%         n/a

    Global (Unhedged) Bond Portfolio
        2014                                29,102  9.53 to 9.54      $277,361        3.20%    1.00% to 1.50%    0.79% to 0.79%
                                                                                                                -3.88% to -3.88%  ****
        2013                                16,789  9.46 to 9.46      $158,754        0.77%    1.00% to 1.50%   -9.80% to -9.80%
        2012                                17,548  10.48 to 10.48    $183,949        0.63%    1.00% to 1.50%         n/a

    Commodity Real Return Strategy Portfolio
        2014                               678,892  6.46 to 6.47    $4,386,635        0.33%    1.00% to 1.50%  -19.71% to -19.71%
                                                                                                               -22.56% to -22.56% ****
        2013                               283,823  8.05 to 8.05    $2,284,093        0.97%    1.00% to 1.50%  -15.86% to -15.86%
        2012                                23,478  9.56 to 9.56      $224,551        1.63%    1.00% to 1.50%         n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2014                               188,901  11.17 to 16.61  $2,895,798        0.66%    0.85% to 1.45%    3.25% to 5.92%
        2013                               193,993  10.61 to 15.68  $2,813,055        1.06%    0.85% to 1.45%   30.70% to 34.34%
        2012                               178,975  8.12 to 11.67   $1,957,104        1.18%    0.85% to 1.45%   8.71% to 11.76%
        2011                               201,670  7.47 to 10.44   $1,981,673        0.54%    0.85% to 1.45%   -2.98% to -0.27%
        2010                               422,174  7.70 to 10.47   $4,161,507        0.59%    0.85% to 1.45%   25.40% to 28.89%

    Large Cap Value Fund
        2014                                23,657  14.67 to 17.04    $383,052        1.39%    0.95% to 1.40%   10.70% to 11.87%
        2013                                25,058  13.57 to 15.24    $365,530        0.50%    0.95% to 1.40%   30.59% to 31.97%
        2012                               104,226  10.39 to 11.54  $1,147,487        0.36%    0.95% to 1.40%   16.52% to 18.00%
        2011                               136,719  8.90 to 9.78    $1,282,843        0.38%    0.95% to 1.40%   -8.89% to -7.93%
        2010                                27,903  9.77 to 10.63     $290,585        0.66%    0.95% to 1.40%   9.00% to 10.15%

    Mid Cap Value Fund
        2014                               278,493  16.53 to 21.89  $5,812,967        0.96%    0.95% to 1.40%   9.99% to 12.50%
        2013                               337,557  14.99 to 19.46  $6,286,771        0.82%    0.95% to 1.40%   28.65% to 31.64%
        2012                               410,164  11.61 to 14.78  $5,818,233        1.23%    0.95% to 1.40%   14.66% to 17.34%
        2011                               418,674  10.09 to 12.60  $5,092,088        0.81%    0.95% to 1.40%   -9.37% to -7.26%
        2010                               410,725  11.09 to 13.58  $5,402,048        0.78%    0.95% to 1.40%   21.07% to 23.82%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2014                                25,928  13.08 to 14.45    $360,668        0.00%    0.95% to 1.40%    1.42% to 2.49%
        2013                                39,226  11.85 to 14.10    $532,186        0.00%    0.95% to 1.40%   41.67% to 44.46%
        2012                                37,028  8.36 to 9.76      $349,405        0.00%    0.95% to 1.40%    5.70% to 7.79%
        2011                                54,815  7.91 to 9.05      $480,184        0.00%    0.95% to 1.40%   -3.21% to -1.99%
        2010                               218,952  8.57 to 9.24    $1,965,677        0.00%    0.95% to 1.40%   17.19% to 18.48%

    Mid-Cap Growth Portfolio
        2014                                88,237  19.72 to 22.34  $1,876,489        0.00%    0.95% to 1.40%    4.98% to 6.30%
        2013                                26,478  18.78 to 21.02    $535,107        0.00%    0.95% to 1.40%   29.41% to 31.04%
        2012                                38,952  12.96 to 16.04    $587,113        0.00%    0.95% to 1.40%   8.88% to 11.04%
        2011                                35,758  11.90 to 14.45    $494,753        0.00%    0.95% to 1.40%   -2.11% to -0.69%
        2010                               135,682  13.33 to 14.55  $1,906,291        0.00%    0.95% to 1.40%   25.70% to 27.53%

    AMT Mid Cap Intrinsic Value Portfolio
        2014                                10,779  17.20 to 19.98    $200,847        0.95%    0.95% to 1.40%   11.08% to 12.76%
        2013                                12,766  15.48 to 17.72    $212,801        1.52%    0.95% to 1.40%   33.74% to 35.76%
        2012                                 7,225  11.58 to 13.05     $91,774        0.66%    0.95% to 1.40%   12.72% to 14.43%
        2011                                 8,067  9.29 to 11.41      $90,083        0.28%    0.95% to 1.40%   -8.76% to -7.38%
        2010                                31,974  11.24 to 12.32    $346,183        0.40%    0.95% to 1.40%   23.13% to 24.99%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2014                                88,382  13.73 to 16.47  $1,330,700        1.29%    0.85% to 1.45%    4.12% to 6.33%
        2013                               142,348  13.18 to 15.49  $2,060,846        1.10%    0.85% to 1.45%   16.67% to 18.85%
        2012                               141,649  11.19 to 12.78  $1,728,449        2.06%    0.85% to 1.45%    6.17% to 8.33%
        2011                               140,336  10.54 to 11.97  $1,591,230        1.63%    0.85% to 1.45%    4.85% to 7.23%
        2010                               157,637  10.05 to 11.16  $1,686,774        0.23%    0.85% to 1.45%   11.42% to 13.45%

    International Value Portfolio
        2014                                11,765  7.18 to 8.36       $94,495        0.75%    0.85% to 1.45%  -12.55% to -11.05%
        2013                                38,943  8.08 to 9.35      $339,281        1.98%    0.85% to 1.45%   18.65% to 20.68%
        2012                                14,703  6.78 to 7.75      $108,277        2.90%    0.85% to 1.45%   8.37% to 10.57%
        2011                                13,461  6.26 to 7.01       $89,631        1.89%    0.85% to 1.45%  -21.67% to -20.29%
        2010                                14,630  7.99 to 8.67      $122,768        1.18%    0.85% to 1.45%    0.79% to 2.26%

    Socially Responsible Growth Fund
        2014                                12,261  14.14 to 16.89    $194,250        1.12%    0.85% to 1.45%   10.17% to 11.28%
        2013                                 3,167  14.06 to 15.18     $47,064        0.93%    0.85% to 1.45%         n/a
        2012                                 2,822  10.77 to 11.52     $31,816        3.63%    0.85% to 1.45%         n/a
        2011                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a
        2010                                     -       -                  $0        0.00%    0.85% to 1.45%         n/a

   Direxion Insurance Trust
    HY Bond Fund
        2014                                 5,763  9.61 to 10.80      $59,048        3.55%    0.85% to 1.45%   -2.96% to -1.64%
        2013                                 9,104  9.79 to 10.98      $94,640        2.08%    0.85% to 1.45%    0.82% to 2.35%
        2012                                10,685  9.71 to 10.73     $108,465        5.75%    0.85% to 1.45%    5.99% to 7.07%
        2011                                16,687  9.25 to 9.79      $163,169        5.29%    0.85% to 1.45%    1.95% to 2.97%
        2010                                17,425  9.07 to 9.51      $161,172        7.44%    0.85% to 1.45%    1.03% to 2.05%

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2014                               130,386  13.10 to 15.52  $1,839,587        1.42%    0.85% to 1.45%    6.34% to 8.44%
        2013                               140,586  12.32 to 14.42  $1,843,464        0.95%    0.85% to 1.45%   29.43% to 31.91%
        2012                                80,962  9.56 to 10.85     $809,213        1.39%    0.85% to 1.45%   10.62% to 12.75%
        2011                                75,445  8.61 to 9.62      $679,334        1.59%    0.85% to 1.45%   -5.43% to -3.62%
        2010                                34,999  9.09 to 9.98      $329,578        0.08%    0.85% to 1.45%   8.55% to 10.63%

    Value Opportunities Fund
        2014                                 5,948  9.83 to 11.10      $63,294        1.18%    0.85% to 1.45%    2.73% to 4.17%
        2013                                16,470  9.57 to 10.66     $165,465        1.07%    0.85% to 1.45%   28.88% to 30.50%
        2012                                23,733  7.51 to 8.36      $184,520        0.85%    0.85% to 1.45%   13.76% to 15.20%
        2011                                11,965  6.60 to 7.09       $81,720        0.49%    0.85% to 1.45%   -6.57% to -5.40%
        2010                                19,681  7.07 to 7.60      $143,020        0.31%    0.85% to 1.45%    3.53% to 5.04%

    American Value Fund
        2014                                28,868  15.03 to 18.11    $483,229        0.19%    0.85% to 1.45%    5.66% to 7.69%
        2013                                36,186  14.06 to 16.90    $565,215        0.73%    0.85% to 1.45%   29.07% to 31.61%
        2012                                19,025  10.89 to 12.70    $223,391        0.60%    0.85% to 1.45%   12.80% to 15.44%
        2011                                10,725  9.66 to 11.00     $109,267        0.43%    0.85% to 1.45%   -2.83% to -0.92%
        2010                                15,347  9.94 to 10.89     $157,983        0.99%    0.85% to 1.45%   17.75% to 19.58%

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2014                                39,640  12.20 to 14.70    $523,209        3.91%    0.85% to 1.45%   -0.70% to 1.46%
        2013                                36,055  12.28 to 14.49    $479,056        5.52%    0.85% to 1.45%  -11.94% to -10.02%
        2012                                26,272  13.81 to 16.10    $398,540        2.49%    0.85% to 1.45%   13.63% to 16.23%
        2011                                19,367  12.19 to 13.85    $251,047        2.79%    0.85% to 1.45%    3.06% to 5.40%
        2010                                27,339  11.83 to 13.14    $340,567        2.30%    0.85% to 1.45%    6.13% to 8.22%

    Emerging Markets Equity Portfolio
        2014                                62,911  9.48 to 11.28     $649,239        0.17%    0.85% to 1.45%   -7.75% to -5.88%
        2013                                81,342  10.16 to 12.08    $921,210        0.64%    0.85% to 1.45%   -4.55% to -2.38%
        2012                                64,920  10.65 to 12.37    $756,994        0.00%    0.85% to 1.45%   15.70% to 18.17%
        2011                                42,646  9.23 to 10.40     $418,758        0.09%    0.85% to 1.45%  -21.05% to -19.37%
        2010                               129,035  11.53 to 12.96  $1,581,054        0.21%    0.85% to 1.45%   14.75% to 17.41%

    Mid Cap Growth Portfolio
        2014                                11,903  14.65 to 16.97    $187,032        0.00%    0.85% to 1.45%   -1.27% to -0.08%
        2013                                15,848  14.17 to 17.03    $244,990        0.21%    0.85% to 1.45%   32.49% to 34.90%
        2012                                21,770  10.69 to 12.47    $249,920        0.00%    0.85% to 1.45%    4.53% to 6.97%
        2011                                35,322  10.23 to 11.65    $386,996        0.24%    0.85% to 1.45%  -10.54% to -8.46%
        2010                                57,071  11.43 to 12.73    $688,148        0.00%    0.85% to 1.45%   27.47% to 30.43%

    U.S. Real Estate Portfolio
        2014                                31,154  12.63 to 15.22    $434,889        0.98%    0.85% to 1.45%   24.92% to 27.63%
        2013                                27,129  10.11 to 11.93    $298,857        0.67%    0.85% to 1.45%   -1.80% to 0.34%
        2012                                37,670  10.19 to 11.89    $417,203        0.57%    0.85% to 1.45%   11.85% to 14.01%
        2011                                20,353  9.28 to 10.43     $201,715        0.58%    0.85% to 1.45%    2.24% to 4.20%
        2010                                23,010  9.07 to 10.01     $222,824        0.73%    0.85% to 1.45%   25.33% to 26.78%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2014                             1,499,409  7.92 to 9.51   $13,797,072        0.00%    0.85% to 1.45%   -4.93% to -2.62%
        2013                             1,785,402  8.33 to 9.77   $16,817,766        0.10%    0.85% to 1.45%    1.76% to 4.23%
        2012                             2,398,150  8.19 to 9.37   $21,620,926        0.57%    0.85% to 1.45%  -10.33% to -8.14%
        2011                             3,696,604  9.13 to 10.20  $36,214,488        0.00%    0.85% to 1.45%   -7.16% to -4.91%
        2010                             2,346,071  9.83 to 10.73  $24,764,596        0.00%    0.85% to 1.45%   13.32% to 15.66%

    Power Income Fund
        2014                               218,038  10.03 to 10.04  $2,186,582        4.18%    1.00% to 1.50%   -2.40% to -2.40%
                                                                                                                -3.58% to -3.58%  ****
        2013                               139,795  10.28 to 10.28  $1,436,437        0.81%    1.00% to 1.50%    3.20% to 3.20%
        2012                                11,077  9.96 to 9.96      $110,289        0.00%    1.00% to 1.50%         n/a

   AllianceBernstein Variable Products Series
    Real Estate Investment Portfolio
        2014                                42,684  13.15 to 13.16    $561,276        2.76%    1.00% to 1.50%   23.28% to 23.28%
                                                                                                                 7.99% to 7.99%   ****
        2013                                33,865  10.67 to 10.67    $361,203        1.34%    1.00% to 1.50%    2.58% to 2.58%
        2012                                 2,291  10.40 to 10.40     $23,822        0.00%    1.00% to 1.50%         n/a

    Dynamic Asset Allocation Portfolio
        2014                                38,665  11.54 to 11.54    $446,013        0.39%    1.00% to 1.50%    2.81% to 2.81%
                                                                                                                -0.06% to -0.06%  ****
        2013                                26,976  11.22 to 11.22    $302,665        0.36%    1.00% to 1.50%   10.43% to 10.43%
        2012                                   633  10.16 to 10.16      $6,427        0.00%    1.00% to 1.50%         n/a

    Small Cap Growth Portfolio
        2014                                 1,182  13.58 to 13.59     $16,051        0.00%    1.00% to 1.50%   -3.39% to -3.39%
                                                                                                                -0.25% to -0.25%  ****
        2013                                 1,850  14.05 to 14.05     $26,002        0.00%    1.00% to 1.50%   43.39% to 43.39%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Small Mid Cap Value Portfolio
        2014                                78,710  15.36 to 15.37  $1,208,981        0.64%    1.00% to 1.50%    7.49% to 7.49%
                                                                                                                 2.77% to 2.77%   ****
        2013                                52,143  14.29 to 14.29    $745,094        0.46%    1.00% to 1.50%   35.79% to 35.79%
        2012                                   920  10.52 to 10.52      $9,679        0.00%    1.00% to 1.50%         n/a

   BlackRock Variable Series Fund, Inc.
    Basic Value Fund
        2014                               118,485  14.96 to 14.97  $1,772,774        1.85%    1.00% to 1.50%    8.16% to 8.16%
                                                                                                                 1.11% to 1.11%   ****
        2013                                31,473  13.83 to 13.83    $435,353        1.78%    1.00% to 1.50%   35.80% to 35.80%
        2012                                 6,208  10.19 to 10.19     $63,230        3.05%    1.00% to 1.50%         n/a

    Capital Appreciation Fund
        2014                                29,022  14.20 to 14.21    $412,244        0.00%    1.00% to 1.50%    7.10% to 7.10%
                                                                                                                 6.24% to 6.24%   ****
        2013                                 8,852  13.26 to 13.26    $117,382        0.00%    1.00% to 1.50%   31.61% to 31.61%
        2012                                   893  10.08 to 10.08      $8,998        1.24%    1.00% to 1.50%         n/a

    Equity Dividend Fund
        2014                               250,153  13.75 to 13.76  $3,440,367        1.66%    1.00% to 1.50%    7.60% to 7.60%
                                                                                                                 4.05% to 4.05%   ****
        2013                               140,755  12.78 to 12.78  $1,799,001        1.72%    1.00% to 1.50%   22.46% to 22.46%
        2012                                20,359  10.44 to 10.44    $212,494        2.33%    1.00% to 1.50%         n/a

    Global Allocation Fund
        2014                               638,892  11.42 to 11.43  $7,297,476        3.05%    1.00% to 1.50%    0.57% to 0.57%
                                                                                                                -2.16% to -2.16%  ****
        2013                               293,843  11.36 to 11.36  $3,337,327        1.74%    1.00% to 1.50%   12.88% to 12.88%
        2012                                48,785  10.06 to 10.06    $490,850        2.91%    1.00% to 1.50%         n/a

    Large Cap Core Fund
        2014                                48,775  14.45 to 14.46    $704,706        1.12%    1.00% to 1.50%   10.57% to 10.57%
                                                                                                                 4.84% to 4.84%   ****
        2013                                10,377  13.07 to 13.07    $135,585        1.24%    1.00% to 1.50%   31.42% to 31.42%
        2012                                 1,150  9.94 to 9.94       $11,429        2.40%    1.00% to 1.50%         n/a

    Large Cap Growth Fund
        2014                                90,522  14.81 to 14.82  $1,340,432        0.63%    1.00% to 1.50%   12.43% to 12.43%
                                                                                                                 5.85% to 5.85%   ****
        2013                                 8,442  13.17 to 13.17    $111,185        0.87%    1.00% to 1.50%   31.79% to 31.79%
        2012                                   618  9.99 to 9.99        $6,179        2.39%    1.00% to 1.50%         n/a

    iShares Alternatives Strategies Fund
        2014                                32,696  9.91 to 9.92      $324,078        2.32%    1.00% to 1.50%   -0.90% to -0.81%

    iShares Dynamic Allocation Fund
        2014                                 1,033  9.83 to 9.84       $10,152        1.73%    1.00% to 1.50%   -1.69% to -1.60%

    iShares Dynamic Fixed Income Fund
        2014                                 6,752  10.02 to 10.02     $67,630        1.42%    1.00% to 1.50%    0.16% to 0.24%

    iShares Equity Appreciation Fund
        2014                                 1,290  9.60 to 9.61       $12,399        1.92%    1.00% to 1.50%   -3.97% to -3.88%

   Columbia Variable Portfolio
    Contrarian Core 2 Portfolio
        2014                                20,303  12.09 to 12.10    $245,461        0.00%    1.00% to 1.50%   11.32% to 11.32%
                                                                                                                 4.59% to 4.59%   ****
        2013                                 2,176  10.86 to 10.86     $23,627        0.00%    1.00% to 1.50%         n/a

    Dividend Opportunity Portfolio
        2014                               106,754  11.43 to 11.44  $1,220,491        0.00%    1.00% to 1.50%    8.32% to 8.32%
                                                                                                                 1.47% to 1.47%   ****
        2013                                 8,026  10.55 to 10.55     $84,714        0.00%    1.00% to 1.50%         n/a

    Emerging Markets Bond Portfolio
        2014                               307,643  9.93 to 9.93    $3,053,703        5.83%    1.00% to 1.50%    0.08% to 0.08%
                                                                                                                -7.40% to -7.40%  ****
        2013                                60,302  9.92 to 9.92      $598,086        3.52%    1.00% to 1.50%         n/a

    High Yield Portfolio
        2014                                78,613  10.45 to 10.46    $821,501        7.57%    1.00% to 1.50%    2.12% to 2.12%
                                                                                                                -0.91% to -0.91%  ****
        2013                                 5,517  10.23 to 10.23     $56,452        0.00%    1.00% to 1.50%         n/a

   Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio
        2014                               159,159  14.33 to 14.34  $2,280,681        0.92%    1.00% to 1.50%   11.53% to 11.53%
                                                                                                                 4.70% to 4.70%   ****
        2013                                28,042  12.84 to 12.84    $360,194        0.16%    1.00% to 1.50%   29.91% to 29.91%
        2012                                    46  9.89 to 9.89          $458        0.00%    1.00% to 1.50%         n/a

    Small Cap Index Portfolio
        2014                                48,095  14.22 to 14.23    $683,787        0.58%    1.00% to 1.50%    3.07% to 3.07%
                                                                                                                 5.04% to 5.04%   ****
        2013                                27,096  13.79 to 13.79    $373,738        0.08%    1.00% to 1.50%   36.45% to 36.45%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Alternative Asset Allocation Portfolio
        2014                                96,748  10.40 to 10.41  $1,006,649        1.05%    1.00% to 1.50%    1.85% to 1.85%
                                                                                                                -2.59% to -2.59%  ****
        2013                                33,637  10.21 to 10.21    $343,595        0.87%    1.00% to 1.50%   -0.60% to -0.60%
        2012                                 5,702  10.28 to 10.28     $58,597        1.39%    1.00% to 1.50%         n/a

    Global Small Cap Growth Portfolio
        2014                                39,237  12.74 to 12.75    $499,816        0.56%    1.00% to 1.50%   -5.61% to -5.61%
                                                                                                                -4.49% to -4.49%  ****
        2013                                12,799  13.50 to 13.50    $172,737        0.09%    1.00% to 1.50%   33.85% to 33.85%
        2012                                 1,167  10.08 to 10.08     $11,770        0.00%    1.00% to 1.50%         n/a

    Small Mid Cap Value Portfolio
        2014                                28,807  13.83 to 13.84    $398,389        0.36%    1.00% to 1.50%    3.68% to 3.68%
                                                                                                                 1.57% to 1.57%   ****
        2013                                22,062  13.34 to 13.34    $294,204        0.21%    1.00% to 1.50%   32.89% to 32.89%
        2012                                 3,134  10.03 to 10.03     $31,445        0.00%    1.00% to 1.50%         n/a

    Large Cap Value Portfolio
        2014                                19,772  14.11 to 14.12    $279,043        0.61%    1.00% to 1.50%    8.88% to 8.88%
                                                                                                                 1.80% to 1.80%   ****
        2013                                 4,779  12.96 to 12.96     $61,932        0.00%    1.00% to 1.50%   28.79% to 28.79%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

   Eaton Vance Variable Trust
    Floating Rate Income Portfolio
        2014                             1,006,997  10.55 to 10.56 $10,620,177        3.30%    1.00% to 1.50%   -0.78% to -0.78%
                                                                                                                -1.34% to -1.34%  ****
        2013                               555,550  10.63 to 10.63  $5,904,828        3.06%    1.00% to 1.50%    2.46% to 2.46%
        2012                                56,258  10.37 to 10.37    $583,623        2.04%    1.00% to 1.50%         n/a

    Large-Cap Value Portfolio
        2014                                34,445  15.17 to 15.18    $522,404        0.00%    1.00% to 1.50%   12.90% to 12.90%
                                                                                                                 1.95% to 1.95%   ****
        2013                                11,379  13.43 to 13.43    $152,860        1.46%    1.00% to 1.50%   27.02% to 27.02%
        2012                                 1,954  10.58 to 10.58     $20,662        2.75%    1.00% to 1.50%         n/a

   First Investors Life Series
    Total Return Portfolio
        2014                                17,114  10.97 to 10.98    $187,774        0.00%    1.00% to 1.50%    4.54% to 4.54%
                                                                                                                 1.08% to 1.08%   ****
        2013                                     -  10.49 to 10.49          $0        0.00%    1.00% to 1.50%         n/a

    International Portfolio
        2014                                10,415  10.22 to 10.23    $106,431        0.57%    1.00% to 1.50%    1.01% to 1.01%
                                                                                                                -5.46% to -5.46%  ****
        2013                                   881  10.12 to 10.12      $8,908        0.00%    1.00% to 1.50%         n/a

    Opportunity Fund
        2014                               170,996  10.18 to 10.19  $1,741,472        0.00%    1.00% to 1.50%    1.83% to 1.91%

   Franklin Templeton Variable Insurance Products Trust
    Mutual International Securities Fund
        2013                                     -  10.46 to 10.46          $0        0.00%    1.00% to 1.50%         n/a
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Mutual Shares Fund
        2014                               306,112  14.06 to 14.07  $4,305,078        2.09%    1.00% to 1.50%    5.69% to 5.69%
                                                                                                                -0.87% to -0.87%  ****
        2013                               269,574  13.31 to 13.31  $3,587,105        3.47%    1.00% to 1.50%   26.54% to 26.54%
        2012                                33,021  10.52 to 10.52    $347,234        0.58%    1.00% to 1.50%         n/a

    Income Fund
        2014                               897,186  11.77 to 11.78 $10,556,896        4.93%    1.00% to 1.50%    3.21% to 3.21%
                                                                                                                -4.25% to -4.25%  ****
        2013                               424,554  11.40 to 11.40  $4,840,030        3.34%    1.00% to 1.50%   12.41% to 12.41%
        2012                                 7,153  10.14 to 10.14     $72,542        0.00%    1.00% to 1.50%         n/a

    Global Bond Fund
        2014                             1,283,404  10.74 to 10.75 $13,781,629        4.73%    1.00% to 1.50%    0.47% to 0.47%
                                                                                                                -2.12% to -2.12%  ****
        2013                               599,147  10.69 to 10.69  $6,403,753        4.19%    1.00% to 1.50%    0.27% to 0.27%
        2012                                75,043  10.66 to 10.66    $799,942        1.38%    1.00% to 1.50%         n/a

    Foreign Fund
        2014                             1,314,858  11.20 to 11.21 $14,731,013        1.88%    1.00% to 1.50%  -12.32% to -12.32%
                                                                                                               -13.73% to -13.73% ****
        2013                               544,396  12.78 to 12.78  $6,956,189        1.72%    1.00% to 1.50%   21.32% to 21.32%
        2012                                39,634  10.53 to 10.53    $417,437        0.07%    1.00% to 1.50%         n/a

    Developing Markets Fund
        2014                               473,467  8.73 to 8.73    $4,131,536        1.81%    1.00% to 1.50%   -9.62% to -9.62%
                                                                                                               -11.37% to -11.37% ****
        2013                               275,686  9.65 to 9.65    $2,661,731        1.66%    1.00% to 1.50%   -2.25% to -2.25%
        2012                                22,057  9.88 to 9.88      $217,859        0.26%    1.00% to 1.50%         n/a

    Mutual Global Discovery Fund
        2014                               222,917  13.24 to 13.26  $2,952,407        2.60%    1.00% to 1.50%    4.29% to 4.29%
                                                                                                                -1.29% to -1.29%  ****
        2013                                98,989  12.70 to 12.70  $1,257,082        1.85%    1.00% to 1.50%   25.90% to 25.90%
        2012                                   200  10.09 to 10.09      $2,017        0.00%    1.00% to 1.50%         n/a

    Rising Dividends Fund
        2014                               534,465  14.52 to 14.53  $7,760,512        1.25%    1.00% to 1.50%    7.26% to 7.26%
                                                                                                                 5.05% to 5.05%   ****
        2013                               305,456  13.54 to 13.54  $4,134,779        1.27%    1.00% to 1.50%   27.95% to 27.95%
        2012                                57,950  10.58 to 10.58    $613,082        0.38%    1.00% to 1.50%         n/a

   Ivy Funds Variable Insurance Portfolios
    Asset Strategy Portfolio
        2014                               484,454  11.96 to 11.97  $5,795,965        0.56%    1.00% to 1.50%   -6.54% to -6.54%
                                                                                                                -4.98% to -4.98%  ****
        2013                               307,235  12.80 to 12.80  $3,932,684        0.72%    1.00% to 1.50%   23.45% to 23.45%
        2012                                54,098  10.37 to 10.37    $560,908        0.12%    1.00% to 1.50%         n/a

    Balanced Portfolio
        2014                               351,408  12.88 to 12.89  $4,526,968        0.70%    1.00% to 1.50%    6.13% to 6.13%
                                                                                                                 2.96% to 2.96%   ****
        2013                               153,800  12.14 to 12.14  $1,866,778        0.98%    1.00% to 1.50%   22.04% to 22.04%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Dividend Opportunities Portfolio
        2014                                41,956  14.24 to 14.25    $597,328        0.83%    1.00% to 1.50%    8.37% to 8.37%
                                                                                                                 3.35% to 3.35%   ****
        2013                                19,618  13.14 to 13.14    $257,714        1.15%    1.00% to 1.50%   27.88% to 27.88%
        2012                                 2,145  10.27 to 10.27     $22,037        0.43%    1.00% to 1.50%         n/a

    Energy Portfolio
        2014                                64,935  9.92 to 9.92      $643,909        0.00%    1.00% to 1.50%  -11.76% to -11.76%
                                                                                                               -23.39% to -23.39% ****
        2013                                37,999  11.24 to 11.24    $427,013        0.00%    1.00% to 1.50%   26.04% to 26.04%
        2012                                   465  8.92 to 8.92        $4,148        0.00%    1.00% to 1.50%         n/a

    Global Bond Portfolio
        2014                                35,851  9.99 to 10.00     $358,067        1.19%    1.00% to 1.50%   -1.16% to -1.16%
                                                                                                                -3.71% to -3.71%  ****
        2013                                11,043  10.10 to 10.10    $111,585        0.00%    1.00% to 1.50%    0.38% to 0.38%
        2012                                   467  10.07 to 10.07      $4,705        5.05%    1.00% to 1.50%         n/a

    Global Natural Resources Portfolio
        2014                                20,134  8.09 to 8.10      $162,913        0.00%    1.00% to 1.50%  -14.20% to -14.20%
                                                                                                               -23.38% to -23.38% ****
        2013                                13,204  9.43 to 9.43      $124,532        0.00%    1.00% to 1.50%    6.36% to 6.36%
        2012                                 8,148  8.87 to 8.87       $72,254        0.00%    1.00% to 1.50%         n/a

    Growth Portfolio
        2014                                47,594  15.15 to 15.17    $721,212        0.40%    1.00% to 1.50%   10.31% to 10.31%
                                                                                                                 4.00% to 4.00%   ****
        2013                                15,913  13.74 to 13.74    $218,591        0.23%    1.00% to 1.50%   34.63% to 34.63%
        2012                                 2,362  10.20 to 10.20     $24,101        0.00%    1.00% to 1.50%         n/a

    High Income Portfolio
        2014                               714,927  10.43 to 10.44  $7,458,516        4.18%    1.00% to 1.50%    0.54% to 0.54%
                                                                                                                -3.01% to -3.01%  ****
        2013                               140,115  10.38 to 10.38  $1,453,880        0.00%    1.00% to 1.50%         n/a

    International Core Equity Portfolio
        2014                               171,530  12.40 to 12.41  $2,126,792        2.22%    1.00% to 1.50%    0.08% to 0.08%
                                                                                                                -6.24% to -6.24%  ****
        2013                                71,087  12.39 to 12.39    $880,584        0.95%    1.00% to 1.50%   23.24% to 23.24%
        2012                                 6,480  10.05 to 10.05     $65,133        0.00%    1.00% to 1.50%         n/a

    International Growth Portfolio
        2014                                26,733  12.34 to 12.35    $330,043        2.08%    1.00% to 1.50%   -0.40% to -0.40%
                                                                                                                -4.40% to -4.40%  ****
        2013                                 7,989  12.39 to 12.39     $99,007        0.31%    1.00% to 1.50%   17.63% to 17.63%
        2012                                 1,806  10.54 to 10.54     $19,025        2.00%    1.00% to 1.50%         n/a

    Mid Cap Growth Portfolio
        2014                                90,014  13.69 to 13.70  $1,232,452        0.00%    1.00% to 1.50%    6.42% to 6.42%
                                                                                                                 5.39% to 5.39%   ****
        2013                                51,963  12.87 to 12.87    $668,514        0.00%    1.00% to 1.50%   28.20% to 28.20%
        2012                                 5,089  10.04 to 10.04     $51,067        0.00%    1.00% to 1.50%         n/a

    Science and Technology Portfolio
        2014                               180,090  16.94 to 16.95  $3,050,500        0.00%    1.00% to 1.50%    1.53% to 1.53%
                                                                                                                -1.06% to -1.06%  ****
        2013                                83,885  16.68 to 16.68  $1,399,415        0.00%    1.00% to 1.50%   54.29% to 54.29%
        2012                                 4,165  10.81 to 10.81     $45,034        0.00%    1.00% to 1.50%         n/a

    Small Cap Growth Portfolio
        2014                                65,508  12.77 to 12.78    $836,817        0.00%    1.00% to 1.50%    0.23% to 0.23%
                                                                                                                 1.88% to 1.88%   ****
        2013                                41,970  12.74 to 12.74    $534,879        0.00%    1.00% to 1.50%   41.44% to 41.44%
        2012                                 2,004  9.01 to 9.01       $18,056        0.00%    1.00% to 1.50%         n/a

    Small Cap Value Portfolio
        2014                               274,972  14.65 to 14.66  $4,027,415        0.08%    1.00% to 1.50%    5.61% to 5.61%
                                                                                                                 3.28% to 3.28%   ****
        2013                               100,624  13.87 to 13.87  $1,395,448        0.46%    1.00% to 1.50%   31.74% to 31.74%
        2012                                 7,430  10.53 to 10.53     $78,216        0.02%    1.00% to 1.50%         n/a

   Lazard Retirement Series, Inc.
    International Equity Portfolio
        2014                                27,638  11.84 to 11.85    $327,108        3.02%    1.00% to 1.50%   -5.49% to -5.49%
                                                                                                                -6.92% to -6.92%  ****
        2013                                 1,361  12.52 to 12.52     $17,043        1.79%    1.00% to 1.50%   19.14% to 19.14%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    Global Dynamic Multi Asset Portfolio
        2014                                46,584  11.97 to 11.98    $557,441        1.02%    1.00% to 1.50%    1.32% to 1.32%
                                                                                                                -1.48% to -1.48%  ****
        2013                                 2,452  11.81 to 11.81     $28,956        0.58%    1.00% to 1.50%   17.89% to 17.89%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

   Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio
        2014                                29,499  11.17 to 11.18    $329,482        5.28%    1.00% to 1.50%   -2.83% to -2.83%
                                                                                                                -7.03% to -7.03%  ****
        2013                                46,838  11.49 to 11.49    $538,382        8.59%    1.00% to 1.50%    4.64% to 4.64%
        2012                                14,230  10.99 to 10.99    $156,322       11.74%    1.00% to 1.50%         n/a

    ClearBridge Variable Mid Cap Core Portfolio
        2014                                51,075  14.79 to 14.80    $755,188        0.14%    1.00% to 1.50%    6.38% to 6.38%
                                                                                                                 3.18% to 3.18%   ****
        2013                                 9,738  13.90 to 13.90    $135,355        0.01%    1.00% to 1.50%   35.22% to 35.22%
        2012                                   246  10.28 to 10.28      $2,528        1.32%    1.00% to 1.50%         n/a

    ClearBridge Variable Equity Income Builder Portfolio
        2014                                35,094  13.82 to 13.83    $484,881        2.84%    1.00% to 1.50%   11.96% to 11.96%
                                                                                                                 5.35% to 5.35%   ****
        2013                                 8,963  12.34 to 12.34    $110,597        2.76%    1.00% to 1.50%   24.00% to 24.00%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

    ClearBridge Variable Small Cap Growth Portfolio
        2014                                37,377  14.75 to 14.76    $551,130        0.00%    1.00% to 1.50%    2.39% to 2.39%
                                                                                                                 6.54% to 6.54%   ****
        2013                                20,083  14.40 to 14.40    $289,203        0.03%    1.00% to 1.50%   44.65% to 45.65%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

   QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy VIT Portfolio
        2014                                24,420  12.32 to 12.33    $300,794        2.31%    1.00% to 1.50%    4.95% to 4.95%
                                                                                                                 0.22% to 0.22%   ****
        2013                                 1,977  11.74 to 11.74     $23,207        1.50%    1.00% to 1.50%   16.54% to 16.54%
        2012                                     -       -                  $0        0.00%    1.00% to 1.50%         n/a

   Pioneer Variable Contracts Trust
    Fund Portfolio
        2014                                16,267  14.38 to 14.39    $233,887        0.94%    1.00% to 1.50%    9.29% to 9.29%
                                                                                                                 3.94% to 3.94%   ****
        2013                                10,659  13.16 to 13.16    $140,222        1.32%    1.00% to 1.50%   31.20% to 31.20%
        2012                                 2,077  10.03 to 10.03     $20,821        0.91%    1.00% to 1.50%         n/a

    Bond Portfolio
        2014                               655,792  10.89 to 10.90  $7,142,163        2.97%    1.00% to 1.50%    4.37% to 4.37%
                                                                                                                 0.76% to 0.76%   ****
        2013                               341,185  10.44 to 10.44  $3,560,015        4.05%    1.00% to 1.50%   -0.52% to -0.52%
        2012                                42,469  10.49 to 10.49    $445,453        2.16%    1.00% to 1.50%         n/a

    Strategic Income Portfolio
        2014                               455,032  10.78 to 10.79  $4,904,885        3.43%    1.00% to 1.50%    2.32% to 2.32%
                                                                                                                -1.42% to -1.42%  ****
        2013                               180,892  10.54 to 10.54  $1,905,709        4.59%    1.00% to 1.50%   -0.43% to -0.43%
        2012                                72,378  10.58 to 10.58    $765,822        2.78%    1.00% to 1.50%         n/a

    Equity Income Portfolio
        2014                                81,762  14.51 to 14.52  $1,186,117        2.93%    1.00% to 1.50%   11.25% to 11.25%
                                                                                                                 6.30% to 6.30%   ****
        2013                                37,609  13.04 to 13.04    $490,401        2.40%    1.00% to 1.50%   27.11% to 27.11%
        2012                                 7,557  10.26 to 10.26     $77,522        4.48%    1.00% to 1.50%         n/a

    High Yield Portfolio
        2014                                99,735  11.53 to 11.54  $1,150,179        5.81%    1.00% to 1.50%   -1.64% to -1.64%
                                                                                                                -5.25% to -5.25%  ****
        2013                               300,929  11.72 to 11.72  $3,526,509        2.63%    1.00% to 1.50%   10.31% to 10.31%
        2012                                58,340  10.63 to 10.63    $619,784        3.00%    1.00% to 1.50%         n/a

   Prudential Series Funds
    Jennison 20/20 Focus Portfolio
        2014                                24,296  13.01 to 13.02    $316,101        0.00%    1.00% to 1.50%    5.27% to 5.27%
                                                                                                                -0.16% to -0.16%  ****
        2013                                18,275  12.36 to 12.36    $225,852        0.00%    1.00% to 1.50%   27.62% to 27.62%
        2012                                 1,589  9.68 to 9.68       $15,385        0.00%    1.00% to 1.50%         n/a

    Natural Resources Portfolio
        2014                                50,008  7.14 to 7.15      $357,247        0.00%    1.00% to 1.50%  -21.27% to -21.27%
                                                                                                               -31.03% to -31.03% ****
        2013                                14,689  9.07 to 9.07      $133,287        0.00%    1.00% to 1.50%    8.29% to 8.29%
        2012                                 5,000  8.38 to 8.38       $41,898        0.00%    1.00% to 1.50%         n/a

    SP Prudential US Emerging Growth Portfolio
        2014                                34,789  13.90 to 13.91    $483,580        0.00%    1.00% to 1.50%    7.69% to 7.69%
                                                                                                                 6.17% to 6.17%   ****
        2013                                23,220  12.91 to 12.91    $299,726        0.00%    1.00% to 1.50%   26.12% to 26.12%
        2012                                 4,284  10.23 to 10.23     $43,842        0.00%    1.00% to 1.50%         n/a

   Royce Capital Fund
    Micro-Cap Portfolio
        2014                                38,322  10.52 to 10.53    $403,333        0.00%    1.00% to 1.50%   -5.13% to -5.13%
                                                                                                                -1.36% to -1.36%  ****
        2013                                15,757  11.09 to 11.09    $174,776        0.45%    1.00% to 1.50%   19.04% to 19.04%
        2012                                 5,349  9.32 to 9.32       $49,846        0.00%    1.00% to 1.50%         n/a

    Small Cap Portfolio
        2014                               356,507  13.69 to 13.71  $4,882,129        0.00%    1.00% to 1.50%    1.54% to 1.54%
                                                                                                                 4.02% to 4.02%   ****
        2013                               117,407  13.49 to 13.49  $1,583,322        1.58%    1.00% to 1.50%   32.64% to 32.64%
        2012                                10,721  10.17 to 10.17    $109,009        0.05%    1.00% to 1.50%         n/a

   Alps
    Alerian Energy Infrastructure Portfolio
        2014                                41,872  9.54 to 9.55      $399,590        0.23%    1.00% to 1.50%   -4.57% to -4.49%

   American Funds IS
    Asset Allocation Fund
        2014                                63,631  10.13 to 10.14    $645,067        1.88%    1.00% to 1.50%    1.35% to 1.43%

    Blue Chip Income and Growth Fund
        2014                               201,763  10.53 to 10.54  $2,125,588        4.76%    1.00% to 1.50%    5.32% to 5.41%

    Cash Management Fund
        2014                               728,158  9.92 to 9.93    $7,221,320        0.00%    1.00% to 1.50%   -0.83% to -0.75%

    Capital Income Builder Fund
        2014                                62,992  9.77 to 9.78      $615,509        1.45%    1.00% to 1.50%   -2.31% to -2.22%

    Global Growth Fund
        2014                                25,787  9.93 to 9.94      $256,192        1.03%    1.00% to 1.50%   -0.68% to -0.59%

    Global Growth and Income Fund
        2014                                15,312  9.90 to 9.91      $151,652        5.12%    1.00% to 1.50%   -0.96% to -0.88%

    Global Small Capitalization Fund
        2014                                 9,369  9.73 to 9.74       $91,212        0.11%    1.00% to 1.50%   -2.68% to -2.59%

    Growth Fund
        2014                                83,979  10.26 to 10.27    $861,882        1.08%    1.00% to 1.50%    2.61% to 2.69%

    Growth-Income Fund
        2014                               103,933  10.21 to 10.22  $1,061,651        2.04%    1.00% to 1.50%    2.14% to 2.22%

    International Fund
        2014                                30,624  9.37 to 9.37      $287,001        2.36%    1.00% to 1.50%   -6.33% to -6.25%

    International Growth and Income Fund
        2014                                10,015  9.19 to 9.19       $92,019        5.93%    1.00% to 1.50%   -8.15% to -8.07%

    New World Fund
        2014                               241,423  8.71 to 8.72    $2,102,795        1.81%    1.00% to 1.50%  -12.91% to -12.84%

    U.S. Government/AAA-Rated Securities Fund
        2014                                41,258  10.07 to 10.08    $415,682        1.73%    1.00% to 1.50%    0.72% to 0.80%

   Oppenheimer VA Service Class
    Core Bond Fund
        2014                                28,921  10.12 to 10.13    $292,828        0.00%    1.00% to 1.50%    1.24% to 1.32%

    Discovery Mid Cap Growth Fund
        2014                                 2,410  10.48 to 10.48     $25,249        0.00%    1.00% to 1.50%    4.75% to 4.84%

    Diversified Alternatives Funds
        2014                                10,727  9.74 to 9.75      $104,541        4.75%    1.00% to 1.50%   -2.57% to -2.49%

    Global Fund
        2014                                 5,615  9.79 to 9.80       $54,982        0.00%    1.00% to 1.50%   -2.10% to -2.01%

    International Growth Fund
        2014                                23,787  9.25 to 9.26      $220,047        0.00%    1.00% to 1.50%   -7.51% to -7.43%

    Main Street Fund
        2014                                 1,357  10.31 to 10.32     $13,993        0.00%    1.00% to 1.50%    3.08% to 3.17%

    Main Street Small Cap Fund
        2014                                55,257  10.90 to 10.91    $602,230        0.00%    1.00% to 1.50%    8.98% to 9.07%

   Transparent Value VI
    Directional Allocation Portfolio
        2014                                12,657  9.65 to 9.66      $122,124        0.00%    1.00% to 1.50%   -3.52% to -3.43%

        *       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **      The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***     The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
                inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

        ****    The Total Return noted relate to partial year total return for the Sammons Retirement Solutions LiveWell Variable Annuity with
                Value Endorsement that became available July 30, 2014.

6.      Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as
        amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified.
        The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h)
        of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract  (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (14)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)        Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)           SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)             Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)           Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)           Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)           Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)           Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)            Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)           Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)           Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)          Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)           Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)           Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and Alliancebernstein. (10)

(aa)       Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)        Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)       Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)           Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc.  and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)          Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)     Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (15)

(aaa)    Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (15)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (15)

(ccc)     Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC.,  Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (15)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (15)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (15)

(fff)       Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (16)

(ggg)           Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC. (16)

(9)   (a)     Opinion and Consent of Counsel (16)

        (b)     Power of Attorney (16)

(10) (a)     Consent of Sutherland Asbill & Brennan LLP (16)

      (b)     Consent of Independent Registered Public Accounting Firm (16)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

  Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on May 19, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

16.    Filed herewith

17.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**............................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***...............................................	President and Chief Operating Officer – Director
Darron K. Ash...............................................................	Vice President - Director
Roland C. Baker..........................................................	Director
Willard Bunn, III..........................................................	Director
William D. Heinz..........................................................	Director
Heather Kreager...........................................................	Vice President - Director
Michael M. Masterson................................................	Director
Cindy K. Reed**.........................................................	President, Annuity Division
William L. Lowe**......................................................	President, Sammons Retirement Solutions
Robert R. TeKolste......................................................	President, Shared Services
Victoria E. Fimea**.....................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **.....................................................	Senior Vice President
Timothy A. Reuer .......................................................	Senior Vice President and Corporate Actuary
David Shaw **.............................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**...................................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen......................................................	Vice President, General Counsel and Secretary
Daniel M. Kiefer...........................................................	Vice President and Chief Financial Officer
Brent A. Mardis**.......................................................	Vice President, Chief Risk Officer
Gary Brown...................................................................	Vice President, Life New Business & Underwriting
Teri L. Ross**...............................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***.........................................	Vice President, Marketing and Sales Support
Kirk Evans**................................................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill................................................................	Vice President, Life Product Development
Gerald R. Blair***.......................................................	Vice President and Chief Distribution Officer
Brian Hansen***.........................................................	Vice President Compliance & 38a-1 CCO
Diana Ronald**...........................................................	Second Vice President, Client Services & Claims and Benefits
Michael J. Arch.............................................................	Associate Vice President, Internal Audit
Richard T. Hicks..........................................................	Associate Vice President, Systems Administration & Controls
Randy D. Shaull...........................................................	Associate Vice President & Actuary
Melissa Scheuerman**...............................................	Associate Vice President, Business & Sales Development
Grady D. Holt**...........................................................	Associate Vice President, Fund Management & Compliance; Chief Compliance Officer, Broker Dealer – SFN

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2014, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
A24 Films, LLC	DE	66.7% by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
AF V - VII entities	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
Anchorage G Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
BA Seattle Aviation, LLC	KS	100% by Security Benefit Corporation
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	(No Ownership) Management by GPIM Holdings VII, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Bismarck Development Company, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Black Cat Football, LLC	KS	100% by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
Cardamom RE HQ, LLC	KS	100% by Security Benefit Corporation
CardCash Exchange, Inc.	DE	40% by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5% by SBC Funding, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
CH Kansas, LLC	KS	100% by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
CSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8% by Guggenheim Life and Annuity Company Management by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36-100% by GC Deferred Compensation I, LLC
dick clark entities	DE	100% by dcp Funding LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DS Funding LLC	DE	100% by SL Funding, LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	(No Ownership) Management by Guggenheim Partners, LLC
Edison IS Holdings, LLC	NJ	100% by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100% by GPFT Holdco, LLC
Efland Funding entities (fka Edenton Funding, LLC and some ELSL Funding entities)	DE	100% by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
ELSL Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100% by EquiTrust Life Insurance Company
EquiTrust Holdco Parent, LLC	DE	(No Ownership) Management by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100% by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100% by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
ET Life 1099 Reporting Company, LLC fka EquiTrust Life 1099 Reporting Company, LLC	DE	100% by EquiTrust Life Insurance Company
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Four Six Four Aircraft LLC	DE	100% by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
G650 2014 Holdings, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GALF, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	83.3% by GPFT Holdco, LLC 12.9% by Generation Financial Group, LLC
Generation Mortgage Company	CA	100% by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds (f/k/a GGT Multi-Strategy Funds)	CYM	(No Ownership) Management by GGT GP LLC
GGT Diversified Alpha Fund LLC fka GGT Multi-Strategy Fund LLC	DE	(No Ownership) Management by GGT Manager
GGT Global Opportunities Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT GP LLC	DE	100% by GGT Manager
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT Manager	DE	100% by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	(No Ownership) Management by GGT GP LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Administrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM property holding companies	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100% by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100% by GNCG Santiago LLC
GN property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Energy Partners, LLC	DE	100% by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPI3, LLC	DE	(No Ownership) Management by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VI, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VII, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GPR, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GRE Monroe LLC	DE	100% by SBC Funding, LLC
GRE Monroe Property LLC	DE	91% by GRE Monroe LLC
GRE Net Lease property holding companies	DE	67-100% by Guggenheim Real Estate Investment Trust Management by Guggenheim Real Estate Investment Trust
GRE Plus Company, LLC	DE	99.5% by Guggenheim Partners, LLC
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	(No Ownership) Management by GRES GP LLC (former general partner GRE U.S. Property Fund GP LLC)
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC
GSFI, LLC	DE	30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100% by GPBLK, Inc.
Guggenheim Aircraft Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100% by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	34.7% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concinnity Strategy Funds	DE	(No Ownership) Management by Guggenheim Partners, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy Advisors, LLC	DE	50% by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100% by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	81% by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan (Preparation), Ltd.	JPN	100% by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	20.7% by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	60.7% by Guggenheim Real Estate Investment Trust 18.6% by Guggenheim Real Estate PLUS Trust Management by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	(No Ownership) Management by GRES GP LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Family Network, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100% by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8% by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited (fka Liberty Hampshire International Limited)	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
HB property holding entities	DE	100% by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
HGL Receivables, LLC fka IG Receivables, LLC	DE	100% by EquiTrust Life Insurance Company
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8% by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
ICO, LLC	DE	100% by EquiTrust Life Insurance Company
IDF I and II investment entities	DE	100% by Guggenheim Life and Annuity Company
IDF III and IV investment entities	DE	100% by EquiTrust Life Insurance Company
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Deerfield LLC	GA	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100% by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100% by LSFC entities
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kodiak E Holdings, LLC	AK	100% by EquiTrust Life Insurance Company
Lamberton Funding, LLC	DE	100% by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LSFC entities	DE	100% by AF V - VII entities
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Maranon Senior Credit IV, LLC	KS	100% by Security Benefit Corporation
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
MF Master Seed Co, LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	(No Ownership) Management by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
NF - 1892-2, LLC	KS	100% by Security Benefit Corporation
NF - GPE, LLC	KS	100% by Security Benefit Corporation
NF - GPIM, LLC	KS	100% by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100% by Security Benefit Corporation
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding MP, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100% by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
Picton S.à r.l.	LUX	99.6% by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
RC property holding entities	DE	100% by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100% by SBC Funding, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51% by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5% by Stonefire Investors, LLC Management by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company Management by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100% by Searcy Insurance Agency, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100% by SBC Funding, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors I, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100% by Retail Investors III, LLC
SBC Funding II, LLC	KS	100% by Security Benefit Corporation
SBC Funding, LLC	KS	100% by Monterra Investment entities
SBC Investors LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
SBL Holdings, LLC	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
Scarsbrook Funding, LLC	DE	100% by Searcy Insurance Agency, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	100% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	93% by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100% by Security Benefit Corporation
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SG Fundings, LLC	DE	(No Ownership) Management by TEK Financial, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	(No Ownership) Management by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50% by Compatriot Capital, Inc. 50% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100% by Compatriot Capital, Inc.
SRY Collateral Company entities	DE	100% by Searcy Insurance Agency, LLC
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Stubbs Hall Funding, LLC	DE	100% by Searcy Insurance Agency, LLC
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100% by Retail Investors III, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100% by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	(No Ownership) Management by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trenton E Holdings, LLC	AK	100% by EquiTrust Life Insurance Company
Trigger Investco, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
UBSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Village Green Holding LLC
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	46.7% by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of July 1, 2015 –

3,122 Non-Qualified

1,209 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Grady D. Holt 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Victoria E. Fimea 4350 Westown Parkway West Des Moines, IA 50266	Secretary

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$3,069,281.63	$0	$0	$2,371,569.80

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 16th day of  July, 2015.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                    By:            *

                                                                                                           Esfandyar E. Dinshaw                                                                             Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                     By:            *

                                                                                                           Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                           Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

       Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

       Steven C. Palmitier

/s/ *                                                                          Vice President & Chief Financial Officer

       Daniel M. Kiefer                                           (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

       Darron K. Ash

/s/  *                                                                          Director

       Roland C. Baker

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                          Director

       William D. Heinz

/s/ *                                                                          Director

       Heather Kreager

/s/ *                                                                          Director

       Michael M. Masterson

*By:  /s/ Brian Hansen                                                       Date: July 16, 2015

                Brian D. Hansen

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #9

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(fff)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price.
24(b)(8)(ggg)

Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC.

24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(fff)

                                          PARTICIPATION AGREEMENT

                                                                        Among

                                         T. ROWE PRICE EQUITY SERIES, INC.,

                                T. ROWE PRICE INVESTMENT SERVICES, INC.,

                                                                           and

                            MIDLAND NATIONAL LIFE INSURANCE COMPANY

THIS AGREEMENT, made and entered into as of this           day of                         , 2015 by and among Midland National Life Insurance Company (hereinafter, the "Company"), an Iowa insurance company, on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A hereto as may be amended from time to time (each account hereinafter referred to as the "Account"), and the undersigned funds, each, a corporation organized under the laws of Maryland (each hereinafter referred to as the "Fund") and T. Rowe Price Investment Services, Inc. (hereinafter the "Underwriter"), a Maryland corporation.

WHEREAS, the Fund engages in business as an open-end management investment company and is or will be available to act as the investment vehicle for separate accounts established for variable life insurance and variable annuity contracts (the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements with the Fund and Underwriter (hereinafter "Participating Insurance Companies"); and

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a "Portfolio" and representing the interest in a particular managed portfolio of securities and other assets; and

WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission ("SEC") granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b)(15) and 6e-3(T) (b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the "Shared Funding Exemptive Order"); and

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the Portfolios are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

WHEREAS, T. Rowe Price Associates, Inc. (the "Adviser") is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities laws; and

WHEREAS, the Company has issued or will issue certain variable life insurance or variable annuity contracts (including any certificates thereunder) supported wholly or partially by the Account (the "Contracts"), and said Contracts are listed in Schedule A hereto, as it may be amended from time to time by mutual written agreement; and

WHEREAS, the Account is duly established and maintained as a segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid Contracts; and

WHEREAS, the Company has registered or will register the Account as a unit investment trust under the 1940 Act or will not register the Account in proper reliance upon an exclusion from registration under the 1940 Act; and

WHEREAS, the Underwriter is registered as a broker dealer with the SEC under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), and is a member in good standing of the Financial Industry Regulatory Authority (hereinafter "FINRA"); and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios listed in Schedule A hereto, as it may be amended from time to time by mutual written agreement (the "Designated Portfolios") on behalf of the Account to fund the aforesaid Contracts, and the Underwriter is authorized to sell such shares to unit investment trusts such as the Account at net asset value;

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund and the Underwriter agree as follows:

ARTICLE I.  Sale of Fund Shares

1.1       The Underwriter agrees to sell to the Company those shares of the Designated Portfolios which the Account orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Designated Portfolios.

1.2       The Fund agrees to make shares of the Designated Portfolios available for purchase at the applicable net asset value per share by the Company and the Account on those days on which the Fund calculates its net asset value pursuant to rules of the SEC, and the Fund shall use its best efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading.  Notwithstanding the foregoing, the Board of Directors of the Fund (hereinafter the "Board") may refuse to sell shares of any Designated Portfolio to any person, or suspend or terminate the offering of shares of any Designated Portfolio if such action is required by law or by regulatory authorities having jurisdiction, or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Designated Portfolio.

1.3       The Fund and the Underwriter agree that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts.  No shares of any Designated Portfolios will be sold to the general public.  The Fund and the Underwriter will not sell Fund shares to any insurance company or separate account unless an agreement containing provisions substantially the same as Articles I, III and VII of this Agreement is in effect to govern such sales.

1.4       The Fund agrees to redeem, on the Company's request, any full or fractional shares of the Designated Portfolios held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption, except that the Fund reserves the right to suspend the right of redemption or postpone the date of payment or satisfaction upon redemption consistent with Section 22(e) of the 1940 Act and any sales thereunder, and in accordance with the procedures and policies of the Fund as described in the then current prospectus.

1.5         For purposes of Sections 1.1 and 1.4, the Company shall be the designee of the Fund for receipt of purchase and redemption orders from the Account, and receipt by such designee shall constitute receipt by the Fund; provided that the Company receives the order by 4:00 p.m. Baltimore time and the Fund receives notice of such order by 9:30 a.m. Baltimore time on the next following Business Day.  "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the SEC.

1.6       The Company agrees to purchase and redeem the shares of each Designated Portfolio offered by the then current prospectus of the Fund and in accordance with the provisions of such prospectus.

1.7       The Company shall pay for Fund shares one Business Day after receipt of an order to purchase Fund shares is made in accordance with the provisions of Section 1.5 hereof.  Payment shall be in federal funds transmitted by wire by 3:00 p.m. Baltimore time.  If payment in Federal Funds for any purchase is not received or is received by the Fund after 3:00 p.m. Baltimore time on such Business Day, the Company shall promptly, upon the Fund's request, reimburse the Fund for any charges, costs, fees, interest or other expenses incurred by the Fund in connection with any advances to, or borrowings or overdrafts by, the Fund, or any similar expenses incurred by the Fund, as a result of portfolio transactions effected by the Fund based upon such purchase request.  For purposes of Section 2.8 and 2.9 hereof, upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

1.8       Issuance and transfer of the Fund's shares will be by book entry only.  Stock certificates will not be issued to the Company or any Account.  Shares ordered from the Fund will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

1.9       The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on the Designated Portfolios' shares.  The Company hereby elects to receive all such income, dividends, and capital gain distributions as are payable on Designated Portfolio shares in additional shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.  The Fund shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

1.10     The Fund shall make the net asset value per share for each Designated Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Baltimore time) and shall use its best efforts to make such net asset value per share available by 7 p.m. Baltimore time.  If the net asset value is materially incorrect through no fault of the Company, the Company on behalf of each Account, shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct net asset value in accordance with Fund procedures.  Any material error in the net asset value shall be reported to the Company promptly upon discovery.   Additionally, the Company shall be entitled to reimbursement from the Fund or the Underwriter for any expenses incurred by the Company in correcting an Account or Contract records or in adjusting proceeds paid to Contract owners who have redeemed or reallocated interests under their Contracts pursuant to Schedule B attached.

1.11     The Parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other insurance companies (subject to Section 1.3 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.

ARTICLE II.  Representations and Warranties

2.1       The Company represents and warrants that the Contracts are or will be registered under the 1933 Act or that the Contracts are not registered because they are properly exempt from registration under the 1933 Act or will be offered exclusively in transactions that are properly exempt from registration under the 1933 Act.  The Company further represents and warrants that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.  The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established the Account prior to any issuance or sale thereof as a segregated asset account under the Iowa insurance laws and has registered or, prior to any issuance or sale of the Contracts, will register the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts or that it has not registered the Account in proper reliance upon an exclusion from registration under the 1940 Act.

2.2       The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of each state and all applicable federal and state securities laws and that the Fund is and shall remain registered under the 1940 Act.  The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.  The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter.

2.3       The T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. currently are authorized to issue a class of shares with respect to which such Fund has adopted a plan for purposes of paying for distribution services under Rule 12b-1 of the 1940 Act.  To the extent that another Fund decides to finance distribution expenses pursuant to Rule 12b-1, the Fund will undertake to have the Board, a majority of whom are not interested persons of the Fund, formulate and approve any plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses.

2.4       The Fund makes no representations as to whether any aspect of its operations, including but not limited to, investment policies, fees and expenses, complies with the insurance and other applicable laws of the various states, except that the Fund represents that the Fund's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of each state to the extent required to perform this Agreement.

2.5       The Fund represents that it is lawfully organized and validly existing under the laws of the State of Maryland and that it does and will comply in all material respects with the 1940 Act.

2.6       The Underwriter represents and warrants that it is a member in good standing of the FINRA and is registered as a broker-dealer with the SEC.  The Underwriter further represents that it will sell and distribute the Fund shares in accordance with any applicable state and federal securities laws.

2.7       The Underwriter represents and warrants that the Adviser is and shall remain duly registered under all applicable federal and state securities laws and that the Adviser shall perform its obligations for the Fund in compliance in all material respects with  any applicable state and federal securities laws.

2.8       The Fund and the Underwriter represent and warrant that all of their directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimum coverage as required currently by Rule 17g-1 of the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.9       The Company represents and warrants that all of its directors, officers, employees, and other individuals/entities employed or controlled by the Company dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage in an amount not less than $5 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees that any amounts received under such bond in connection with claims that arise from the arrangements described in this Agreement will be held by the Company for the benefit of the Fund.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.  The Company agrees to exercise its best efforts to ensure that other individuals/entities not employed or controlled by the Company and dealing with the money and/or securities of the Fund maintain a similar bond or coverage in a reasonable amount.

ARTICLE III.  Prospectuses, Statements of Additional Information, and Proxy Statements; Voting

3.1       The Underwriter shall provide the Company (at the Company's expense) with as many copies of the Fund's current prospectus (describing only the Designated Portfolios listed on Schedule A) as the Company may reasonably request.  If requested by the Company in lieu thereof, the Fund shall provide such documentation (including a final copy of the new prospectus as set in type or on a diskette, at the Fund's expense) and other assistance as is reasonably necessary in order for the Company (at the Fund's expense) once each year (or more frequently if the prospectus for the Fund is amended) to have the prospectus (which shall include an offering memorandum, if any) for the Contracts, and the Fund's prospectus printed together in one document; provided such costs do not exceed the costs for such Fund to print its own prospectus.

3.2       The Fund's prospectus shall state that the current Statement of Additional Information ("SAI") for the Fund is available from the Company (or, in the Fund's discretion, from the Fund), and the Underwriter (or the Fund), at its expense, shall print, or otherwise reproduce, and provide sufficient copies of such SAI free of charge to the Company for itself, and for any owner of a Contract who requests such SAI.  The Company shall send an SAI to any such Contract owner within 3 business days of the receipt of a request.

3.3       The Fund, at its expense, shall provide the Company with copies of its proxy material, reports to shareholders, and other communications to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners in the Fund.  The Underwriter (at the Company’s expense) shall provide the Company with copies of the Fund's annual and semi-annual reports to shareholders in such quantity as the Company shall reasonably request for use in connection with offering the Variable Contracts issued by the Company.  If requested by the Company in lieu thereof, the Underwriter shall provide such documentation (which may include a final copy of the Fund's annual and semi-annual reports as set in type or on diskette) and other assistance as is reasonably necessary in order for the Company (at the Fund's expense) to print such shareholder communications for distribution to Contract owners; provided, such costs do not exceed the costs for such Fund to print its own annual and semi-annual reports. The Company shall send a copy of the Fund’s annual or semi-annual report within 3 business days of the receipt of a request by a Contract owner.

3.4       The Company shall:

(i)         solicit voting instructions from Contract owners;

(ii)        vote the Fund shares in accordance with instructions received from Contract owners; and

(iii)       vote Fund shares for which no instructions have been received in the same proportion as Fund shares of such Designated Portfolio for which instructions have been received,

so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners or to the extent otherwise required by law.  The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.

3.5       Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in a Designated Portfolio calculates voting privileges as required by the Shared Funding Exemptive Order and consistent with any reasonable standards that the Fund may adopt.

3.6       The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b).  Further, the Fund will act in accordance with the SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the SEC may promulgate with respect thereto.

3.7       Summary Prospectus

            3.7(a)  Definitions.     For purposes of this Section 3.7, the terms “Summary

Prospectus” and “Statutory Prospectus” shall have the same meaning ascribed to them in Rule 498 of the 1933 Act (“Rule 498”)

            3.7(b)   Obligations of the Fund.

(i)         The Fund shall provide the Company with copies of the Summary Prospectus in the same manner and at the same time as the Agreement requires it to provide the Company with Statutory Prospectuses.

(ii)        The Fund shall be responsible for compliance with Rule 498(e).

(iii)       The Fund agree that the URL indicated on each Summary Prospectus will lead directly to the web page used for hosting Summary Prospectuses and that such web page will host the current Fund and Portfolio documents required to be posted in compliance with Rule 498.

The Fund shall use its best efforts to promptly notify the Company of the unexpected interruptions in availability of this web page. The Fund agrees that the web page used for hosting Summary Prospectuses will not contain any marketing materials.

(iv)       At the Company’s request, the Fund will provide the Company with URLs to the current Fund and Portfolio documents for use with Company’s electronic delivery of Fund and Portfolio documents, or on the Company’s website. The Fund will be responsible for ensuring the integrity of the URLs and for maintaining the Fund and Portfolio documents on the website to which such URLs originally navigate.

(v)        The Company shall be permitted, but not required, in its sole discretion to post a copy of each Portfolio’s Statutory Prospectuses and/or Summary Prospectuses, SAI supplements, annual reports, and semi-annual reports on the Company’s website. Notwithstanding the foregoing, the Fund shall be and remain solely responsible for ensuring that the Fund complies with the requirement for hosting these documents under Rule 498.

(vi)       If the Fund determines that it will end its use of the Summary Prospectus delivery option, the Fund will use its best efforts to provide the Company with reasonable advance notice of its intent.

            3.7(c)   Representation and Warrants of the Fund.

(i)         The Fund represents and warrants that the Summary Prospectuses will comply in all material respects with the requirements of Rule 498 applicable to the Fund and its Portfolios.

(ii)        The Funds represents and warrants that the web site hosting of the Summary Prospectuses will comply in all material respects with the requirements of Rule 498 applicable to the Fund and its Portfolios. The Fund further represents and warrants that it has appropriate policies and procedures in place to ensure that such web site continuously complies with Rule 498.

(iii)       The Fund represents and warrants that it will be responsible for compliance with the provisions of Rule 498(f)(1) involving requests for additional Fund documents made directly to the Fund or one of its affiliates. The Fund further represents and warrants that any information obtained about Contract owners pursuant to this provision will be used solely for the purposes of responding to requests for additional Fund documents.

(iv)       The Fund represents and warrants that it will use commercially reasonable efforts to employ procedures consistent with industry practices designed to reduce exposure to viruses.

            3.7(d)  Representations and Warrantied of the Company.

(i)         The Company represents and warrants that it will be responsible for compliance with the provision of 498(f)(1) involving requests for additional Fund documents made by Contract owners directly to the Company or one of its affiliates.

(ii)        The Company represents and warrants that any binding together of Summary Prospectuses and/or Statutory Prospectuses will be done in compliance with Rule 498.

            3.7(e)   The parties agree that the Company is not required to distribute Summary Prospectuses to Contract owners, but rather that the use of Summary Prospectuses will be at the Company’s discretion. The Company agrees that it will give the Fund reasonable advance notice of its intended use of Summary Prospectuses or Statutory Prospectus.

ARTICLE IV.  Sales Material and Information

      4.1 The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material that the Company develops or uses and in which the Fund (or a Portfolio thereof) or the Adviser or the Underwriter is named, at least ten calendar days prior to its use.  No such material shall be used if the Fund or its designee reasonably object to such use within ten calendar days after receipt of such material.  The Fund or its designee reserves the right to reasonably object to the continued use of such material, and no such material shall be used if the Fund or its designee so object.

4.2       The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus or SAI for the Fund shares, as such registration statement and prospectus or SAI may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee or by the Underwriter, except with the permission of the Fund or the Underwriter or the designee of either.

4.3       The Fund, Underwriter, or its designee shall furnish, or shall cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company, and/or its Account, is named at least ten calendar days prior to its use.  No such material shall be used if the Company reasonably objects to such use within ten calendar days after receipt of such material.  The Company reserves the right to reasonably object to the continued use of such material and no such material shall be used if the Company so objects.

4.4.      The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, the Account, or the Contracts other than the information or representations contained in a registration statement, prospectus, or SAI for the Contracts, as such registration statement, prospectus or SAI may be amended or supplemented from time to time, or in published reports for the Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

4.5              The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, SAIs, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, within a reasonable time after the filing of such document(s) with the SEC or other regulatory authorities.

4.6       The Company will provide to the Fund at least one complete copy of all registration statements, prospectuses, SAIs, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Account, within a reasonable time after the filing of such document(s) with the SEC or other regulatory authorities.

4.7       For purposes of this Article IV, the phrase "sales literature and other promotional materials" includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund:  advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, SAIs, shareholder reports, proxy materials, and any other communications distributed or made generally available with regard to the Funds.

ARTICLE V.  Fees and Expenses

5.1       The Underwriter shall pay a fee to the Company with respect to the VIP II class of shares and such fee shall be payable from and to the extent of the corresponding fee paid by the Fund pursuant to its distribution and service plan pursuant to Rule 12b-1 to finance distribution and personal services expenses as set forth in the Distribution Services Agreement entered into between the Company, the Company’s distributor and the Underwriter dated [date].

5.2       All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund, except as otherwise provided herein.  The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Fund, in accordance with applicable state laws prior to their sale.  The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of the Fund's shares.

ARTICLE VI.  Diversification and Qualification

6.1       The Fund will invest the assets of each Designated Portfolio in such a manner as to ensure that the Contracts will be treated as annuity, endowment, or life insurance contracts, whichever is appropriate, under the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder (or any successor provisions).  Without limiting the scope of the foregoing, each Designated Portfolio of the Fund will comply with Section 817(h) of the Code and Treasury Regulation '1.817-5, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts, and any amendments or other modifications or successor provisions to such Section or Regulations.  In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify the Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 817.5.

6.2       The Fund represents that each Designated Portfolio is or will be qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provisions) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

6.3       The Company represents that the Contracts are currently, and at the time of issuance shall be, treated as life insurance, endowment contracts, or annuity insurance contracts, under applicable provisions of the Code, and that it will make every effort to maintain such treatment, and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing the Contracts have ceased to be so treated or that they might not be so treated in the future.  The Company agrees that any prospectus offering a contract that is a "modified endowment contract" as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.

ARTICLE VII.  Potential Conflicts.

7.1       The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including:  (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners.  The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

7.2.      The Company will report any potential or existing conflicts of which it is aware to the Board.  The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are disregarded.

7.3       If it is determined by a majority of the Board, or a majority of its disinterested members, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (1), withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2), establishing a new registered management investment company or managed separate account.

7.4       If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

7.5       If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.  Until the end of the foregoing six month period, the Fund shall continue to accept and implement orders by the company for the purchase (and redemption) of shares of the Fund.

7.6       For purposes of Section 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 7.3 to establish a new funding medium for the Contract if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.  In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

7.7       If and to the extent Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 3.6, 7.1., 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

ARTICLE VIII.  Indemnification

8.1       Indemnification By the Company

8.1(a).  The Company agrees to indemnify and hold harmless the Fund and the Underwriter and each of their officers and directors and each person, if any, who controls the Fund or the Underwriter within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

(i)         arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the Registration Statement, prospectus (which shall include an offering memorandum, if any), or statement of additional information (“SAI”) for the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in the Registration Statement, prospectus or SAI for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii)               arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its authorization or control, with respect to the sale or distribution of the Contracts or Fund Shares; or

(iii)       arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, SAI, or sales literature or other promotional material of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Fund by or on behalf of the Company; or

(iv)       arise as a result of any material failure by the Company to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the qualification requirements specified in Article VI of this Agreement); or

(v)        arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

8.1(b).  The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of its obligations or duties under this Agreement.

8.1(c).  The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.  In case any such action is brought against an Indemnified Party, the Company shall be entitled to participate, at its own expense, in the defense of such action.  The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent, include any factual stipulation referring to the Indemnified Parties or their conduct.  After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.1(d).  The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund relating to the Agreement.

8.2       Indemnification by the Underwriter

8.2(a).  The Underwriter agrees to indemnify and hold harmless the Company and each of it directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts; and

(i)         arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement or prospectus or SAI or sales literature or other promotional material of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the Registration Statement or prospectus for the Fund or in sales literature or other promotional material (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii)        arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature or other promotional material for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii)       arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, SAI, or sales literature or other promotional material of the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Fund; or

(iv)       arise as a result of any material failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

(v)        arise out of or result from any material breach of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

8.2(b).  The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance or such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company or the Account, whichever is applicable.

8.2(c).  The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.  In case any such action is brought against the Indemnified Party, the Underwriter will be entitled to participate, at its own expense, in the defense thereof.  The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent, include any factual stipulation referring to the Indemnified Parties or their conduct.  After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.2(d).  The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.

8.3       Indemnification By the Fund

8.3(a).  The Fund agrees to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may be required to pay or may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of the Fund and:

(i)         arise as a result of any material failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

(ii)        arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof.

8.3(b).  The Fund shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company, the Fund, the Underwriter or the Account, whichever is applicable.

8.3(c).  The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.  In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof.  The Fund also shall be entitled to assume the expense thereof, with counsel satisfactory to the party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent, include any factual stipulation referring to the Indemnified Parties or their conduct.  After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.3(d).  The Company and the Underwriter agree promptly to notify the Fund of the commencement of any litigation or proceeding against it or any of its respective officers or directors in connection with the Agreement, the issuance or sale of the Contracts, the operation of the Account, or the sale or acquisition of shares of the Fund.

ARTICLE IX.  Applicable Law

9.1       This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Maryland.

9.2       This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes,

rules and regulations as the SEC may grant (including, but not limited to, any Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE X.  Termination

10.1     This Agreement shall continue in full force and effect until the first to occur of:

(a)        termination by any party, for any reason with respect to some or all Designated Portfolios, by six (6) months' advance written notice delivered to the other parties; or

(b)        termination by the Company by written notice to the Fund and the Underwriter with respect to any Designated Portfolio based upon the Company's determination that shares of the Fund are not reasonably available to meet the requirements of the Contracts; provided that such termination shall apply only to the Designated Portfolio not reasonably available; or

(c)        termination by the Company by written notice to the Fund and the Underwriter in the event any of the Designated Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

(d)       termination by the Fund or Underwriter in the event that formal administrative proceedings are instituted against the Company by the FINRA, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares; provided, however, that the Fund or Underwriter determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Company to perform its obligations under this Agreement; or

(e)        termination by the Company in the event that formal administrative proceedings are instituted against the Fund or Underwriter by the FINRA, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that the Company determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund or Underwriter to perform its obligations under this Agreement; or

(f)        termination by the Company by written notice to the Fund and the Underwriter with respect to any Designated Portfolio in the event that such Designated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements specified in Article VI hereof, or if the Company reasonably believes that such Designated Portfolio may fail to so qualify or comply; or

(g)        termination by the Fund or Underwriter by written notice to the Company in the event that the Contracts fail to meet the qualifications specified in Section 6.3 hereof; or if the Fund or Underwriter reasonably believes that such Contracts may fail to so qualify; or

(h)        termination by either the Fund or the Underwriter by written notice to the Company, if either one or both of the Fund or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(i)         termination by the Company by written notice to the Fund and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity.

10.2     Effect of Termination.  Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall, at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts").  Specifically, the owners of the Existing Contracts may be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.  The parties agree that this Section 10.2 shall not apply to any termination under Article VII and the effect of such Article VII termination shall be governed by Article VII of this Agreement.  The parties further agree that this Section 10.2 shall not apply to any termination under Section 10.1(g) of this Agreement.

10.3     The Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company’s assets held in the Account) except (i) as necessary to implement Contract owner initiated or approved transactions, (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a “Legally Required Redemption”), or (iii) pursuant to the terms of a substitution order issued by the SEC pursuant to Section 26(b) of the 1940 Act.  Upon request, the Company will promptly furnish to the Fund and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Fund and the Underwriter) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption.  Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Fund or the Underwriter 90 days notice of its intention to do so.

10.4     Notwithstanding any termination of this Agreement, each party's obligation under Article VIII to indemnify the other parties shall survive.

ARTICLE XI.  Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland  21202

Attention:  David Oestreicher, Esq.

If to the Company:

Midland National Life Insurance Company

Attn: General Counsel

4350 Westown Parkway

West Des Moines, Iowa 50266-1071

If to Underwriter:

T. Rowe Price Investment Services

100 East Pratt Street

Baltimore, Maryland  21202

Attention:  David Oestreicher, Esq.

ARTICLE XII.  Miscellaneous

12.1     All references herein to the Fund are to each of the undersigned Funds as if this agreement were between such individual Fund and the Underwriter and the Company.  All references herein to the Adviser relate solely to the Adviser of such individual Fund, as appropriate.  All persons dealing with a Fund must look solely to the property of such Fund, and in the case of a series company, the respective Designated Portfolio listed on Schedule A hereto as though such Designated Portfolio had separately contracted with the Company and the Underwriter for the enforcement of any claims against the Fund.  The parties agree that neither the Board, officers, agents or shareholders assume any personal liability or responsibility for obligations entered into by or on behalf of the Fund.

12.2          Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain.

12.3     The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.4     This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.5     If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.6     Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the FINRA, and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.  Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the any State Insurance Commissioner where the Variable Insurance Products are sold with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of the Company are being conducted in a manner consistent with state’s variable annuity laws and regulations and any other applicable law or regulations.

12.7     The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies, and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

12.8     This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

12.9     The Company shall furnish or cause to be furnished upon request, to the Fund or its designee copies of the following reports:

(a)        the Company’s annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles (“GAAP”), if any), as soon as practical and in any event within 90 days after the end of each fiscal year.

(b)        the Company’s quarterly statements (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

COMPANY:                                       MIDLAND NATIONAL LIFE INSURANCE COMPANY

By its authorized officer

By:

Title:

Date:

FUND:                                                T. ROWE PRICE EQUITY SERIES, INC.

By its authorized officer

By:

Title:                          Vice President

Date:

UNDERWRITER:                             T. ROWE PRICE INVESTMENT SERVICES, INC.

By its authorized officer

By:

Title:                          Vice President

Date:

SCHEDULE A

Name of Separate Account and                      Contracts Funded by

Date Established by Board of Directors            Separate Account                Designated Portfolios

T. Rowe Price Equity Series, Inc.

T. Rowe Price Health Sciences Portfolio-II

SCHEDULE B

Compensating for Contract Owner Losses Caused by a Pricing Error.

  In the event the Fund provides a materially incorrect price for the Fund, through no fault of the Company and such error results from causes reasonably within the Fund’s or its affiliate’s control, the Underwriter will adjust the Account with the Fund on a net basis to correct the shares in the Account.  If the Company adjusts the underlying Contract owners’ accounts, those accounts with gains shall be used to offset those accounts with losses, including those Contract owners who received underpaid distributions (“Contract owner Adjustments”).  After the Contract owner Adjustments, the Company will identify those Contract owners who received distributions or made exchanges into other investment options during the time period affected by the incorrect price.  The Company will then notify the Underwriter of the amount of losses suffered as a result of (i) for an overstated price, Contract owners whose accounts had a loss that could not be offset by the overpayments (gains) made to Contract owners who took distributions; or (ii) for an understated price, Contract owners who received underpaid distributions that could not be offset by gains in other Contract owner accounts; or (iii) for exchanges into other investment options, Contract owners whose accounts had a loss due to the adjustment in the other investment option (caused by market fluctuation of the other investment option) and such loss cannot be offset by the gains received by Contract owners who exchanged into other investment options where such fluctuation caused a gain.  Upon receipt of appropriate documentation verifying such losses, the Underwriter shall reimburse the Account with the appropriate number of additional shares.  Provided, however, after the Contract owner Adjustments, the Company must make reasonable attempts to recover the overpayments made to those Contract owners who received distributions with a gain.  Should the Company fail to collect overpayments made to those Contract owners who received distributions with a gain, the Company agrees to subrogate its claim against such Contract owner to the Fund, the Underwriter or its affiliate.  Any net gains calculated after Contract owner Adjustments will be returned by the Company to the Underwriter.

Compensating the Company for its Expenses Incurred as a Result of a Pricing Error.  Set forth below is the criteria that must be met before the Underwriter will reimburse the Company for expenses incurred due to pricing errors:

            •           Only out-of-pocket expenses such as cost of mailing corrected confirmation statements will be reimbursed.

            •           The Company must provide a full accounting of expenses;

            •           If the pricing error is reported to the Company before  12:00 p.m. on the business day after the incorrect price is provided, no expenses will be reimbursed; and

            •           A $5,000 cap will be imposed on each occurrence.

24(b)(8)(ggg)

THIRD AMENDMENT TO

PARTICIPATION AGREEMENT

This Third Amendment to Participation Agreement (“Amendment”), effective July 1, 2015, is entered into by and among Legg Mason Investor Services, LLC, (the “Distributor”), Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust  and Legg Mason Global Asset Management Variable Trust (each a “Fund”, collectively the “Funds”), Legg Mason Partners Fund Advisor, LLC (the “Adviser”) and Midland National Life Insurance Company (the “Company”), (collectively, the “Parties”).

WHEREAS, the Parties entered into a Participation Agreement dated January 6, 2012, as amended January 1, 2013 and January 21, 2013 (the “Agreement”).  Capitalized terms used herein and not otherwise defined herein shall have the meanings assigned to such terms in the Agreement;

WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (collectively, the “Contracts”) to be offered by insurance companies that have entered into participation agreements with the Fund, the Adviser and the Distributor;

WHEREAS, the Parties desire to add Legg Mason Global Asset Management Variable Trust, as party to the Agreement on behalf of certain Portfolios set forth on Schedule B attached hereto

WHEREAS, the Parties desire to amend the Agreement;

NOW, THEREFORE, in consideration of these premises and the terms and conditions set forth herein, the Parties agree as follows:

1.   Schedule B of this Amendment, attached hereto, supersedes and replaces in its entirety the Schedule B of the Agreement.

2. Legg Mason Global Asset Management Variable Trust is hereby added as party to the Agreement.

3.   ARTICLE X “Notices” of the Agreement is hereby deleted and replaced with the following:

Section 1.

If to the Company:

Midland National Life Insurance Company

4546 Corporate Drive, Suite 100

West Des Moines, IA 50233

Attn: Bill Lowe

If to the Distributor:

Legg Mason Investor Services, LLC

100 First Stamford Place – 5th Floor

Stamford, CT 06902

Attn: Business Implementation

If to the Adviser:

Legg Mason Partners Fund Adviser, LLC

100 First Stamford Place – 6th Floor

Stamford, CT 06902

Attn: Robert I. Frenkel

If to the Fund:

Legg Mason Partners Variable Equity Trust

125 Broad Street – 10th Floor

New York, NY 10004

Legg Mason Partners Variable Income Trust

125 Broad Street – 10th Floor

New York, NY 10004

Legg Mason Global Asset Management Variable Trust

125 Broad Street – 10th Floor

New York, NY 10004

4.   Other than the foregoing, all other terms and conditions of the Agreement shall remain unchanged and in full force and effect and are ratified and confirmed in all respects by the Parties to this Amendment.

                  SIGNATURE PAGE FOLLOWS

Company: Midland National Life Insurance Company By:_________________________________________ Name: Title: Date:_______________________________________	Distributor: Legg Mason Investor Services, LLC By:_________________________________________ Name: Title: Date:_______________________________________
Fund: Legg Mason Partners Variable Equity Trust By:_________________________________________ Name: Title: Date:_______________________________________	Fund: Legg Mason Partners Variable Income Trust By:_________________________________________ Name: Title: Date:_______________________________________
Fund: Legg Mason Global Asset Management Variable Trust By:_________________________________________ Name: Title: Date:_______________________________________	Adviser: Legg Mason Partners Fund Advisor, LLC By:_________________________________________ Name: Title: Date:_______________________________________

SCHEDULE B

PORTFOLIOS AVAILABLE UNDER THE CONTRACTS

Legg Mason Global Asset Management Variable Trust Portfolios
Legg Mason BW Variable/VIT Series Portfolios – Class II

Legg Mason Partners Variable Equity Trust Portfolios
ClearBridge Variable/VIT Series Portfolios – Class II
Permal Variable/VIT Series Portfolios – Class II
QS Legg Mason Variable/VIT Series Portfolios – Class II

Legg Mason Partners Variable Income Trust Portfolios
Western Asset Core Plus VIT Portfolio – Class II
Western Asset Variable Global High Yield Bond Portfolio – Class II

24(b)(9)(a)

[Sammons Financial Group Letterhead]

July 16, 2015

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-176870 Post-Effective Amendment No. 9) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

[24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, Brian Hansen and Brett L. Agnew, and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 15th day of

June, 2015.

SIGNATURE                                      DATE               SIGNATURE                           DATE

/s/Darron K. Ash                                 7/6/15               /s/Roland C. Baker                 6/25/15

Darron K. Ash                                                             Roland C. Baker

/s/Willard Bunn, III                               6/26/15             /s/Esfandyar E. Dinshaw       6/26/15

Willard Bunn, III                                                           Esfandyar E. Dinshaw

/s/William D. Heinz                              6/25/15             /s/Daniel M. Kiefer                  6/29/15

William D. Heinz                                                         Daniel M. Kiefer

/s/Heather Kreager                             6/26/15             /s/Michael M. Masterson        6/26/15

Heather Kreager                                                         Michael M. Masterson

/s/Steven C. Palmitier                         6/25/15

Steven C. Palmitier

[24(b)(10)(a) Sutherland Consent]

[Sutherland Letterhead]

July 16, 2015

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 9

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                           Frederick R. Bellamy

[24(b)(10)(b) PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No.9 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 29, 2015,  relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated March 27, 2015, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

/s/PricewaterhouseCoopers LLP

Des Moines, Iowa

July 16, 2015